TABLE OF CONTENTS
Victory
Portfolios III

Victory Target Retirement Income Fund
2
Victory Target Retirement 2030 Fund
5
Victory Target Retirement 2040 Fund
8
Victory Target Retirement 2050 Fund
11
Victory Target Retirement 2060 Fund
14
Victory Global Managed Volatility Fund
17
Victory Capital Growth Fund
30
Victory Aggressive Growth Fund
46
Victory Growth Fund
49
Victory Growth & Income Fund
51
Victory Income Stock Fund
59
Victory Science & Technology Fund
62
Victory Small Cap Stock Fund
67
Victory Value Fund
76
Victory 500 Index Fund
80
Victory Extended Market Index Fund
90
Victory Nasdaq-100 Index Fund
132
Victory Income Fund
135
Victory Ultra Short-Term Bond Fund
156
Victory Short-Term Bond Fund
168
Victory Core Plus Intermediate Bond Fund
192
Victory High Income Fund
222

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (23.3%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 41,342
VictoryShares Emerging Markets Value Momentum ETF .......................... 156,416 9,272
VictoryShares Free Cash Flow ETF .......................................... 231,746 9,147
VictoryShares Free Cash Flow Growth ETF .................................... 342,786 9,573
VictoryShares Hedged Equity Income ETF ..................................... 54,904 1,503
VictoryShares International Free Cash Flow Growth ETF .......................... 136,000 3,964
VictoryShares International Value Momentum ETF ............................... 267,086 18,327
VictoryShares Pioneer Asset-Based Income ETF ................................. 280,000 7,013
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,623
VictoryShares Small Cap Free Cash Flow ETF .................................. 200,000 5,994
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 106,772 10,243
VictoryShares US Value Momentum ETF (a) .................................... 83,804 7,978
VictoryShares WestEnd U.S. Sector ETF ...................................... 262,123 12,532
Total Affiliated Exchange-Traded Funds (Cost $134,573)
a
a
a
159,511
Affiliated Mutual Funds (76.6%)
Victory 500 Index Fund, Reward Shares ....................................... 266,912 22,375
Victory Core Plus Bond Fund, Institutional Shares ............................... 8,096,853 75,220
Victory Emerging Markets Fund, Institutional Shares ............................. 225,335 6,194
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,567,857 28,400
Victory Government Securities Fund, Institutional Shares .......................... 16,514,063 148,957
Victory High Income Fund, Institutional Shares ................................. 4,697,538 32,601
Victory Income Stock Fund, Institutional Shares ................................. 284,851 5,424
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 205,273 5,169
Victory Market Neutral Income Fund, Class I ................................... 4,388,934 38,798
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 162,696 9,965
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 94,909 5,099
Victory RS International Fund, Class R6 ...................................... 1,785,905 27,467
Victory Short-Term Bond Fund, Institutional Shares .............................. 8,437,350 77,370
Victory Small Cap Stock Fund, Institutional Shares ............................... 383,341 5,501
Victory Target Managed Allocation Fund ...................................... 1,422,166 16,739
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 1,846,949 19,504
Total Affiliated Mutual Funds (Cost $487,418)
a
a
a
524,783
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 34,125 35
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 34,125 34
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 34,125 34
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 34,125 34
Total Collateral for Securities Loaned (Cost $137)
a
a
a
137
Total Investments (Cost $622,128) — 99.9% 684,431
Other assets in excess of liabilities —  0.1% 485
NET ASSETS - 100.00% $ 684,916
At January 31, 2026, the foreign securities held by the underlying Funds were 22.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 14,846 $ 5,278 $ (756) $ 179 $ 2,828 $ 22,375 266,912 $ 142 $ 536
Victory Core Plus Bond Fund,
Institutional Shares ...... 69,039 5,508 — — 673 75,220 8,096,853 2,508 —
Victory Emerging Markets
Fund, Institutional Shares . — 5,928 — — 266 6,194 225,335 213 258
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 29,211 5,162 (6,198) 915 (690) 28,400 2,567,857 529 4,632
Victory Government Securities
Fund, Institutional Shares . 139,228 8,142 — — 1,587 148,957 16,514,063 4,142 —
Victory Growth Fund,
Institutional Shares ...... 2,497 — (2,889) 2,283 (1,891) — — — —
Victory High Income Fund,
Institutional Shares ...... 30,290 1,589 — — 722 32,601 4,697,538 1,589 —
Victory Income Stock Fund,
Institutional Shares ...... 4,472 469 — — 483 5,424 284,851 149 320
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 4,226 210 — — 733 5,169 205,273 54 156
Victory Market Neutral Income
Fund, Class I .......... 37,225 1,213 — — 360 38,798 4,388,934 1,213 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,750 2,592 — — 1,623 9,965 162,696 39 261
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 2,709 12 — — 2,378 5,099 94,909 12 —
Victory RS International Fund,
Class R6 ............. 25,145 1,119 (2,491) 617 3,077 27,467 1,785,905 537 582
Victory Short-Term Bond
Fund, Institutional Shares . 75,853 2,682 (1,501) 1 335 77,370 8,437,350 2,682 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 4,253 367 — — 881 5,501 383,341 20 347
Victory Sophus Emerging
Markets Fund, Class R6 ... 1,085 — (1,089) 21 (17) — — — —
Victory Target Managed
Allocation Fund ........ 29,787 1,390 (17,993) 3,456 99 16,739 1,422,166 751 639
Victory Trivalent International
Fund-Core Equity, Class R6 17,193 1,801 (2,702) 552 2,660 19,504 1,846,949 564 1,236
VictoryShares Corporate Bond
ETF ................. 40,198 — — — 1,144 41,342 1,899,203 1,271 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 12,128 — (5,561) 1,495 1,210 9,272 156,416 450 —
VictoryShares Free Cash Flow
ETF ................. 6,872 873 — — 1,402 9,147 231,746 101 —
VictoryShares Free Cash Flow
Growth ETF ........... 7,864 — — — 1,709 9,573 342,786 1 —
VictoryShares Hedged Equity
Income ETF ........... 7,413 — (6,158) 311 (63) 1,503 54,904 266 —
VictoryShares International
Free Cash Flow Growth ETF — 3,841 — — 123 3,964 136,000 1 —
VictoryShares International
Value Momentum ETF ... 14,307 — — — 4,020 18,327 267,086 536 —
VictoryShares International
Volatility Wtd ETF ...... 7,342 — (8,207) 2,805 (1,940) — — 149 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 7,027 — — (14) 7,013 280,000 213 —

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Short-Term
Bond ETF ............ $ 22,450 $ — $ — $ — $ 173 $ 22,623 443,598 $ 776 $ —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,582 — — — 1,412 5,994 200,000 41 —
VictoryShares US Small Mid
Cap Value Momentum ETF 8,158 — — — 2,085 10,243 106,772 145 —
VictoryShares US Value
Momentum ETF ........ 6,537 — — — 1,441 7,978 83,804 98 —
VictoryShares WestEnd U.S.
Sector ETF ............ 10,157 — — — 2,375 12,532 262,123 65 —
$ 640,817 $ 55,203 $ (55,545) $ 12,635 $ 31,184 $ 684,294 55,845,370 $ 19,257 $ 8,967

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (30.8%)
VictoryShares Corporate Bond ETF .......................................... 2,360,410 $ 51,382
VictoryShares Emerging Markets Value Momentum ETF .......................... 407,025 24,128
VictoryShares Free Cash Flow ETF .......................................... 806,759 31,843
VictoryShares Free Cash Flow Growth ETF .................................... 843,261 23,549
VictoryShares Hedged Equity Income ETF ..................................... 126,000 3,450
VictoryShares International Free Cash Flow Growth ETF .......................... 547,000 15,945
VictoryShares International Value Momentum ETF ............................... 700,880 48,093
VictoryShares Pioneer Asset-Based Income ETF ................................. 540,000 13,524
VictoryShares Short-Term Bond ETF ......................................... 1,418,858 72,362
VictoryShares Small Cap Free Cash Flow ETF .................................. 563,995 16,903
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 284,422 27,286
VictoryShares US Value Momentum ETF (a) .................................... 331,589 31,561
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 969,469 46,349
Total Affiliated Exchange-Traded Funds (Cost $325,183)
a
a
a
406,375
Affiliated Mutual Funds (69.0%)
Victory 500 Index Fund, Reward Shares ....................................... 786,661 65,946
Victory Core Plus Bond Fund, Institutional Shares ............................... 10,872,887 101,009
Victory Emerging Markets Fund, Institutional Shares ............................. 538,376 14,800
Victory Global Managed Volatility Fund, Institutional Shares ........................ 7,065,739 78,147
Victory Government Securities Fund, Institutional Shares .......................... 22,883,248 206,407
Victory High Income Fund, Institutional Shares ................................. 7,501,826 52,063
Victory Income Stock Fund, Institutional Shares ................................. 1,164,387 22,170
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 713,336 17,962
Victory Market Neutral Income Fund, Class I ................................... 4,831,547 42,711
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 628,662 38,505
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 181,007 9,725
Victory RS International Fund, Class R6 ...................................... 4,624,908 71,131
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,730,892 70,892
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,227,774 17,619
Victory Target Managed Allocation Fund ...................................... 4,282,815 50,409
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 4,935,230 52,116
Total Affiliated Mutual Funds (Cost $803,467)
a
a
a
911,612
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 117,238 118
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 117,238 117
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 117,238 117
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 117,238 117
Total Collateral for Securities Loaned (Cost $469)
a
a
a
469
Total Investments (Cost $1,129,119) — 99.8% 1,318,456
Other assets in excess of liabilities —  0.2% 2,283
NET ASSETS - 100.00% $ 1,320,739
At January 31, 2026, the foreign securities held by the underlying Funds were 25.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 48,068 $ 7,942 $ — $ — $ 9,936 $ 65,946 786,661 $ 479 $ 1,850
Victory Core Plus Bond Fund,
Institutional Shares ...... 82,150 18,125 — — 734 101,009 10,872,887 3,124 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 11,097 — — 1,703 14,800 538,376 509 616
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 89,617 14,163 (27,578) 5,254 (3,309) 78,147 7,065,739 1,451 12,711
Victory Government Securities
Fund, Institutional Shares . 198,252 5,892 — — 2,263 206,407 22,883,248 5,891 —
Victory Growth Fund,
Institutional Shares ...... 6,915 — (8,725) 6,864 (5,054) — — — —
Victory High Income Fund,
Institutional Shares ...... 48,372 2,538 — — 1,153 52,063 7,501,826 2,537 —
Victory Income Stock Fund,
Institutional Shares ...... 18,279 1,916 — — 1,975 22,170 1,164,387 608 1,308
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 14,685 730 — — 2,547 17,962 713,336 189 541
Victory Market Neutral Income
Fund, Class I .......... 34,106 8,232 — — 373 42,711 4,831,547 1,232 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 24,566 7,343 — — 6,596 38,505 628,662 149 1,008
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 6,105 23 (1,334) 905 4,026 9,725 181,007 23 —
Victory RS International Fund,
Class R6 ............. 66,089 2,897 (7,524) 1,998 7,671 71,131 4,624,908 1,391 1,507
Victory Short-Term Bond
Fund, Institutional Shares . 66,676 3,915 — — 301 70,892 7,730,892 2,415 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 13,621 1,176 — — 2,822 17,619 1,227,774 65 1,111
Victory Sophus Emerging
Markets Fund, Class R6 ... 6,770 — (7,193) (458) 881 — — — —
Victory Target Managed
Allocation Fund ........ 93,417 4,312 (58,017) 8,010 2,687 50,409 4,282,815 2,330 1,982
Victory Trivalent International
Fund-Core Equity, Class R6 44,330 4,812 (5,532) 1,419 7,087 52,116 4,935,230 1,508 3,304
VictoryShares Corporate Bond
ETF ................. 45,877 4,180 — — 1,325 51,382 2,360,410 1,487 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 28,807 — (10,978) 1,524 4,775 24,128 407,025 1,046 —
VictoryShares Free Cash Flow
ETF ................. 22,147 5,257 — — 4,439 31,843 806,759 322 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,839 6,843 — — 2,867 23,549 843,261 2 —
VictoryShares Hedged Equity
Income ETF ........... 8,482 — (5,337) 175 130 3,450 126,000 305 —
VictoryShares International
Free Cash Flow Growth ETF — 15,551 — — 394 15,945 547,000 3 —
VictoryShares International
Value Momentum ETF ... 41,025 — (3,730) 454 10,344 48,093 700,880 1,454 —
VictoryShares International
Volatility Wtd ETF ...... 21,056 — (23,488) 7,043 (4,611) — — 412 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 13,552 — — (28) 13,524 540,000 414 —

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Short-Term
Bond ETF ............ $ 71,808 $ — $ — $ — $ 554 $ 72,362 1,418,858 $ 2,483 $ —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,318 1,962 — — 3,623 16,903 563,995 111 —
VictoryShares US Small Mid
Cap Value Momentum ETF 18,676 3,508 — — 5,102 27,286 284,422 368 —
VictoryShares US Value
Momentum ETF ........ 22,276 4,302 — — 4,983 31,561 331,589 339 —
VictoryShares WestEnd U.S.
Sector ETF ............ 35,048 3,105 — — 8,196 46,349 969,469 224 —
$ 1,204,377 $ 153,373 $ (159,436) $ 33,188 $ 86,485 $ 1,317,987 89,868,963 $ 32,871 $ 25,938

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.4%)
VictoryShares Corporate Bond ETF .......................................... 1,949,335 $ 42,434
VictoryShares Emerging Markets Value Momentum ETF .......................... 823,858 48,838
VictoryShares Free Cash Flow ETF .......................................... 1,676,057 66,154
VictoryShares Free Cash Flow Growth ETF .................................... 1,751,473 48,912
VictoryShares Hedged Equity Income ETF ..................................... 223,761 6,126
VictoryShares International Free Cash Flow Growth ETF .......................... 1,104,000 32,182
VictoryShares International Value Momentum ETF ............................... 1,252,800 85,965
VictoryShares Pioneer Asset-Based Income ETF ................................. 840,000 21,038
VictoryShares Short-Term Bond ETF ......................................... 1,279,554 65,257
VictoryShares Small Cap Free Cash Flow ETF .................................. 1,009,485 30,254
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 514,983 49,404
VictoryShares US Value Momentum ETF (a) .................................... 732,333 69,704
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,892,689 90,488
Total Affiliated Exchange-Traded Funds (Cost $505,418)
a
a
a
656,756
Affiliated Mutual Funds (63.3%)
Victory 500 Index Fund, Reward Shares ....................................... 1,638,119 137,324
Victory Core Plus Bond Fund, Institutional Shares ............................... 9,106,824 84,602
Victory Emerging Markets Fund, Institutional Shares ............................. 614,467 16,892
Victory Global Managed Volatility Fund, Institutional Shares ........................ 12,882,064 142,476
Victory Government Securities Fund, Institutional Shares .......................... 13,008,105 117,333
Victory High Income Fund, Institutional Shares ................................. 9,053,663 62,832
Victory Income Stock Fund, Institutional Shares ................................. 1,972,942 37,565
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,238,380 31,182
Victory Market Neutral Income Fund, Class I ................................... 3,806,907 33,653
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,273,217 77,984
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,970 15,688
Victory RS International Fund, Class R6 ...................................... 8,467,081 130,224
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,858,331 26,211
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,698,855 38,729
Victory Target Managed Allocation Fund ...................................... 8,143,166 95,845
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 8,848,617 93,441
Total Affiliated Mutual Funds (Cost $933,271)
a
a
a
1,141,981
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 134,063 134
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 134,063 134
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 134,063 134
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 134,063 134
Total Collateral for Securities Loaned (Cost $536)
a
a
a
536
Total Investments (Cost $1,439,225) — 99.7% 1,799,273
Other assets in excess of liabilities —  0.3% 5,665
NET ASSETS - 100.00% $ 1,804,938
At January 31, 2026, the foreign securities held by the underlying Funds were 31.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 87,193 $ 31,759 $ — $ — $ 18,372 $ 137,324 1,638,119 $ 933 $ 3,817
Victory Core Plus Bond Fund,
Institutional Shares ...... 63,420 20,566 — — 616 84,602 9,106,824 2,566 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 13,053 — — 1,839 16,892 614,467 580 703
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 169,789 24,746 (57,106) 12,634 (7,587) 142,476 12,882,064 2,535 22,211
Victory Government Securities
Fund, Institutional Shares . 105,824 10,235 — — 1,274 117,333 13,008,105 3,235 —
Victory Growth Fund,
Institutional Shares ...... 13,709 — (17,052) 13,483 (10,140) — — — —
Victory High Income Fund,
Institutional Shares ...... 58,378 3,063 — — 1,391 62,832 9,053,663 3,063 —
Victory Income Stock Fund,
Institutional Shares ...... 29,727 4,616 — — 3,222 37,565 1,972,942 989 2,127
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 25,493 1,267 — — 4,422 31,182 1,238,380 329 938
Victory Market Neutral Income
Fund, Class I .......... 23,393 9,912 — — 348 33,653 3,806,907 912 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 46,154 19,356 — — 12,474 77,984 1,273,217 302 2,042
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 8,335 37 — — 7,316 15,688 291,970 37 —
Victory RS International Fund,
Class R6 ............. 113,517 5,304 (5,906) 1,050 16,259 130,224 8,467,081 2,546 2,758
Victory Short-Term Bond
Fund, Institutional Shares . 25,204 895 — — 112 26,211 2,858,331 895 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 29,941 2,584 — — 6,204 38,729 2,698,855 142 2,442
Victory Sophus Emerging
Markets Fund, Class R6 ... 13,837 — (14,868) (624) 1,655 — — — —
Victory Target Managed
Allocation Fund ........ 166,940 7,730 (99,236) 13,353 7,058 95,845 8,143,166 4,176 3,553
Victory Trivalent International
Fund-Core Equity, Class R6 77,775 8,627 (8,417) 1,987 13,469 93,441 8,848,617 2,704 5,924
VictoryShares Corporate Bond
ETF ................. 37,237 4,148 — — 1,049 42,434 1,949,335 1,191 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 49,989 — (12,678) 641 10,886 48,838 823,858 1,945 —
VictoryShares Free Cash Flow
ETF ................. 43,371 13,650 — — 9,133 66,154 1,676,057 666 —
VictoryShares Free Cash Flow
Growth ETF ........... 28,365 14,255 — — 6,292 48,912 1,751,473 5 —
VictoryShares Hedged Equity
Income ETF ........... 17,530 — (12,032) 209 419 6,126 223,761 629 —
VictoryShares International
Free Cash Flow Growth ETF — 30,866 — — 1,316 32,182 1,104,000 8 —
VictoryShares International
Value Momentum ETF ... 71,124 — (4,310) 500 18,651 85,965 1,252,800 2,571 —
VictoryShares International
Volatility Wtd ETF ...... 31,034 — (34,665) 10,282 (6,651) — — 651 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 21,080 — — (42) 21,038 840,000 643 —

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Short-Term
Bond ETF ............ $ 64,758 $ — $ — $ — $ 499 $ 65,257 1,279,554 $ 2,239 $ —
VictoryShares Small Cap Free
Cash Flow ETF ......... 16,722 8,316 — — 5,216 30,254 1,009,485 166 —
VictoryShares US Small Mid
Cap Value Momentum ETF 30,604 10,597 — — 8,203 49,404 514,983 585 —
VictoryShares US Value
Momentum ETF ........ 43,206 16,423 — — 10,075 69,704 732,333 689 —
VictoryShares WestEnd U.S.
Sector ETF ............ 66,057 8,784 — — 15,647 90,488 1,892,689 439 —
$ 1,560,626 $ 291,869 $ (266,270) $ 53,515 $ 158,997 $ 1,798,737 100,953,036 $ 38,371 $ 46,515

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (38.4%)
VictoryShares Corporate Bond ETF .......................................... 698,750 $ 15,211
VictoryShares Emerging Markets Value Momentum ETF .......................... 576,226 34,159
VictoryShares Free Cash Flow ETF .......................................... 1,342,090 52,972
VictoryShares Free Cash Flow Growth ETF (a) .................................. 1,484,836 41,466
VictoryShares International Free Cash Flow Growth ETF .......................... 747,000 21,775
VictoryShares International Value Momentum ETF ............................... 932,283 63,971
VictoryShares International Volatility Wtd ETF ................................. 75,741 4,311
VictoryShares Pioneer Asset-Based Income ETF (a) ............................... 400,000 10,018
VictoryShares Small Cap Free Cash Flow ETF .................................. 856,847 25,680
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 288,087 16,419
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 375,468 36,020
VictoryShares US Value Momentum ETF (a) .................................... 561,857 53,478
VictoryShares WestEnd U.S. Sector ETF ...................................... 1,483,654 70,932
Total Affiliated Exchange-Traded Funds (Cost $325,804)
a
a
a
446,412
Affiliated Mutual Funds (61.5%)
Victory 500 Index Fund, Reward Shares ....................................... 1,234,860 103,518
Victory Core Plus Bond Fund, Institutional Shares ............................... 4,212,771 39,137
Victory Emerging Markets Fund, Institutional Shares ............................. 506,770 13,931
Victory Global Managed Volatility Fund, Institutional Shares ........................ 9,435,309 104,355
Victory Government Securities Fund, Institutional Shares .......................... 4,716,334 42,541
Victory High Income Fund, Institutional Shares ................................. 1,395,853 9,687
Victory Income Stock Fund, Institutional Shares ................................. 1,319,723 25,128
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 933,634 23,509
Victory Market Neutral Income Fund, Class I ................................... 1,168,458 10,329
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 1,036,596 63,492
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 135,600 7,286
Victory RS International Fund, Class R6 ...................................... 6,579,123 101,187
Victory Short-Term Bond Fund, Institutional Shares .............................. 107,097 982
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,026,096 29,074
Victory Target Managed Allocation Fund ...................................... 6,205,434 73,038
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,518,399 68,834
Total Affiliated Mutual Funds (Cost $561,544)
a
a
a
716,028
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (b) ........ 957,548 957
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (b) ............ 957,548 957
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (b) ............... 957,548 958
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (b) . 957,548 958
Total Collateral for Securities Loaned (Cost $3,830)
a
a
a
3,830
Total Investments (Cost $891,178) — 100.2% 1,166,270
Liabilities in excess of other assets —  (0.2)% (2,364)
NET ASSETS - 100.00% $ 1,163,906
At January 31, 2026, the foreign securities held by the underlying Funds were 35.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 67,947 $ 21,240 $ — $ — $ 14,331 $ 103,518 1,234,860 $ 730 $ 2,997
Victory Core Plus Bond Fund,
Institutional Shares ...... 37,418 1,350 — — 369 39,137 4,212,771 1,350 —
Victory Emerging Markets
Fund, Institutional Shares . 2,000 10,284 — — 1,647 13,931 506,770 479 580
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 125,008 17,821 (42,505) 10,009 (5,978) 104,355 9,435,309 1,826 15,996
Victory Government Securities
Fund, Institutional Shares . 40,861 1,214 — — 466 42,541 4,716,334 1,214 —
Victory Growth Fund,
Institutional Shares ...... 11,370 — (14,223) 11,199 (8,346) — — — —
Victory High Income Fund,
Institutional Shares ...... 9,001 472 — — 214 9,687 1,395,853 472 —
Victory Income Stock Fund,
Institutional Shares ...... 20,717 2,172 — — 2,239 25,128 1,319,723 689 1,482
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 19,220 955 — — 3,334 23,509 933,634 248 708
Victory Market Neutral Income
Fund, Class I .......... 7,426 2,812 — — 91 10,329 1,168,458 312 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 38,230 14,817 — — 10,445 63,492 1,036,596 246 1,662
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 4,682 17 (1,154) 749 2,992 7,286 135,600 17 —
Victory RS International Fund,
Class R6 ............. 82,257 8,034 (2,007) 164 12,739 101,187 6,579,123 1,935 2,098
Victory Short-Term Bond
Fund, Institutional Shares . 944 34 — — 4 982 107,097 34 —
Victory Small Cap Stock Fund,
Institutional Shares ...... 22,478 1,940 — — 4,656 29,074 2,026,096 107 1,833
Victory Sophus Emerging
Markets Fund, Class R6 ... 10,097 — (10,820) (920) 1,643 — — — —
Victory Target Managed
Allocation Fund ........ 122,971 5,501 (70,518) 7,318 7,766 73,038 6,205,434 2,972 2,528
Victory Trivalent International
Fund-Core Equity, Class R6 52,703 6,355 (1,005) 146 10,635 68,834 6,518,399 1,991 4,364
VictoryShares Corporate Bond
ETF ................. 12,884 1,966 — — 361 15,211 698,750 421 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 35,296 — (9,281) 300 7,844 34,159 576,226 1,372 —
VictoryShares Free Cash Flow
ETF ................. 32,627 13,109 — — 7,236 52,972 1,342,090 530 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,280 13,089 — — 5,097 41,466 1,484,836 4 —
VictoryShares International
Free Cash Flow Growth ETF — 20,717 — — 1,058 21,775 747,000 6 —
VictoryShares International
Value Momentum ETF ... 53,420 — (3,730) 371 13,910 63,971 932,283 1,919 —
VictoryShares International
Volatility Wtd ETF ...... 21,004 — (19,355) 5,089 (2,427) 4,311 75,741 445 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 10,037 — — (19) 10,018 400,000 308 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 11,497 10,415 — — 3,768 25,680 856,847 132 —

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Multi-Factor
Minimum Volatility ETF .. $ 13,886 $ — $ — $ — $ 2,533 $ 16,419 288,087 $ 169 $ —
VictoryShares US Small Mid
Cap Value Momentum ETF 21,519 8,458 — — 6,043 36,020 375,468 441 —
VictoryShares US Value
Momentum ETF ........ 34,012 11,510 — — 7,956 53,478 561,857 542 —
VictoryShares WestEnd U.S.
Sector ETF ............ 49,315 9,692 — — 11,925 70,932 1,483,654 339 —
$ 984,070 $ 194,011 $ (174,598) $ 34,425 $ 124,532 $ 1,162,440 57,354,896 $ 21,250 $ 34,248

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (39.7%)
VictoryShares Corporate Bond ETF .......................................... 81,206 $ 1,768
VictoryShares Emerging Markets Value Momentum ETF .......................... 90,347 5,356
VictoryShares Free Cash Flow ETF .......................................... 218,406 8,620
VictoryShares Free Cash Flow Growth ETF (a) .................................. 212,019 5,921
VictoryShares International Free Cash Flow Growth ETF .......................... 195,000 5,684
VictoryShares International Value Momentum ETF ............................... 148,180 10,168
VictoryShares International Volatility Wtd ETF ................................. 13,224 753
VictoryShares Small Cap Free Cash Flow ETF .................................. 144,334 4,326
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 2,486
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 59,930 5,749
VictoryShares US Value Momentum ETF (a) .................................... 92,671 8,821
VictoryShares WestEnd U.S. Sector ETF (a) .................................... 242,452 11,591
Total Affiliated Exchange-Traded Funds (Cost $51,513)
a
a
a
71,243
Affiliated Mutual Funds (60.1%)
Victory 500 Index Fund, Reward Shares ....................................... 195,894 16,422
Victory Core Plus Bond Fund, Institutional Shares ............................... 449,974 4,180
Victory Emerging Markets Fund, Institutional Shares ............................. 130,149 3,578
Victory Global Managed Volatility Fund, Institutional Shares ........................ 1,364,422 15,091
Victory Government Securities Fund, Institutional Shares .......................... 679,856 6,132
Victory Income Stock Fund, Institutional Shares ................................. 252,460 4,807
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 134,752 3,393
Victory Market Neutral Income Fund, Class I ................................... 58,285 515
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 169,652 10,391
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,387 1,095
Victory RS International Fund, Class R6 ...................................... 1,018,116 15,659
Victory Short-Term Bond Fund, Institutional Shares .............................. 135 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 308,357 4,425
Victory Target Managed Allocation Fund ...................................... 1,018,128 11,983
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 978,849 10,337
Total Affiliated Mutual Funds (Cost $84,626)
a
a
a
108,009
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (b) ........ 421,180 422
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (b) ............ 421,180 421
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (b) ............... 421,180 421
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (b) . 421,180 421
Total Collateral for Securities Loaned (Cost $1,685)
a
a
a
1,685
Total Investments (Cost $137,824) — 100.7% 180,937
Liabilities in excess of other assets —  (0.7)% (1,203)
NET ASSETS - 100.00% $ 179,734
At January 31, 2026, the foreign securities held by the underlying Funds were 34.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2026.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory 500 Index Fund,
Reward Shares ......... $ 11,802 $ 2,636 $ (498) $ (5) $ 2,487 $ 16,422 195,894 $ 126 $ 510
Victory Core Plus Bond Fund,
Institutional Shares ...... 3,497 641 — — 42 4,180 449,974 142 —
Victory Emerging Markets
Fund, Institutional Shares . 500 2,790 — — 288 3,578 130,149 123 149
Victory Global Managed
Volatility Fund, Institutional
Shares ............... 19,253 2,564 (7,511) 1,750 (965) 15,091 1,364,422 263 2,301
Victory Government Securities
Fund, Institutional Shares . 5,890 175 — — 67 6,132 679,856 175 —
Victory Growth Fund,
Institutional Shares ...... 2,207 — (2,700) 1,349 (856) — — — —
Victory Income Stock Fund,
Institutional Shares ...... 3,963 415 — — 429 4,807 252,460 132 284
Victory Integrity Mid-Cap
Value Fund, Class R6 .... 2,774 138 — — 481 3,393 134,752 36 102
Victory Market Neutral Income
Fund, Class I .......... — 509 — — 6 515 58,285 9 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 5,771 3,012 — — 1,608 10,391 169,652 40 272
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 582 3 — — 510 1,095 20,387 3 —
Victory RS International Fund,
Class R6 ............. 12,512 1,138 — — 2,009 15,659 1,018,116 307 332
Victory Short-Term Bond
Fund, Institutional Shares . 1 — * — — — * 1 135 — * —
Victory Small Cap Stock Fund,
Institutional Shares ...... 3,021 795 — — 609 4,425 308,357 16 279
Victory Sophus Emerging
Markets Fund, Class R6 ... 541 — (583) 45 (3) — — — —
Victory Target Managed
Allocation Fund ........ 18,406 765 (9,503) 795 1,520 11,983 1,018,128 413 352
Victory Trivalent International
Fund-Core Equity, Class R6 7,770 954 — — 1,613 10,337 978,849 299 655
VictoryShares Corporate Bond
ETF ................. 1,719 — — — 49 1,768 81,206 54 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 5,125 — (984) 45 1,170 5,356 90,347 208 —
VictoryShares Free Cash Flow
ETF ................. 5,435 2,007 — — 1,178 8,620 218,406 86 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,946 1,084 — — 891 5,921 212,019 1 —
VictoryShares International
Free Cash Flow Growth ETF — 5,340 — — 344 5,684 195,000 2 —
VictoryShares International
Value Momentum ETF ... 7,937 — — — 2,231 10,168 148,180 297 —
VictoryShares International
Volatility Wtd ETF ...... 3,594 — (3,249) 799 (391) 753 13,224 72 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 2,917 495 — — 914 4,326 144,334 28 —
VictoryShares US Multi-Factor
Minimum Volatility ETF .. 2,103 — — — 383 2,486 43,625 26 —
VictoryShares US Small Mid
Cap Value Momentum ETF 4,197 418 — — 1,134 5,749 59,930 79 —

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Value
Momentum ETF ........ $ 5,039 $ 2,511 $ — $ — $ 1,271 $ 8,821 92,671 $ 89 $ —
VictoryShares WestEnd U.S.
Sector ETF ............ 8,176 1,438 — — 1,977 11,591 242,452 56 —
$ 148,678 $ 29,828 $ (25,028) $ 4,778 $ 20,996 $ 179,252 8,320,810 $ 3,082 $ 5,236
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Australia (1.2%):
Consumer Discretionary (0.1%):
Wesfarmers Ltd. ........................................................ 8,528 $ 492
Consumer Staples (0.0%):(a)
Coles Group Ltd. ....................................................... 8,496 126
Financials (0.2%):
Medibank Pvt. Ltd. ...................................................... 202,630 650
Health Care (0.1%):
Cochlear Ltd. .......................................................... 2,177 406
Pro Medicus Ltd. ....................................................... 630 80
486
Industrials (0.5%):
Brambles Ltd. ......................................................... 76,064 1,181
Computershare Ltd. ..................................................... 21,407 486
Qantas Airways Ltd. ..................................................... 17,913 125
1,792
Materials (0.3%):
BHP Group Ltd. ........................................................ 15,894 547
Fortescue Ltd. ......................................................... 27,708 401
948
4,494
Austria (0.1%):
Energy (0.1%):
OMV AG ............................................................ 3,544 211
Belgium (0.2%):
Consumer Discretionary (0.1%):
D'ieteren Group (b) ...................................................... 1,552 353
Financials (0.1%):
KBC Group NV ........................................................ 2,561 361
714
Bermuda (0.0%):(a)
Financials (0.0%):(a)
Everest Group Ltd. ...................................................... 302 100
Brazil (1.2%):
Energy (0.3%):
Petroleo Brasileiro SA - Petrobras , Preference Shares ............................. 153,200 1,099
Financials (0.7%):
Banco Bradesco SA ..................................................... 270,400 941
Itau Unibanco Holding SA , Preference Shares .................................. 185,705 1,606
2,547
Industrials (0.1%):
WEG SA ............................................................. 44,200 435
Materials (0.1%):
Vale SA .............................................................. 25,097 402
4,483
Canada (2.5%):
Consumer Discretionary (0.5%):
Dollarama, Inc. ........................................................ 12,051 1,624
Gildan Activewear, Inc. .................................................. 3,414 222
1,846
Consumer Staples (0.4%):
George Weston Ltd. ..................................................... 9,886 690
Loblaw Cos. Ltd. ....................................................... 15,601 702
1,392

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Energy (0.9%):
ARC Resources Ltd. ..................................................... 25,030 $ 465
Canadian Natural Resources Ltd. ............................................ 25,023 930
Cenovus Energy, Inc. .................................................... 17,769 351
Suncor Energy, Inc. ..................................................... 35,585 1,881
3,627
Financials (0.3%):
Canadian Imperial Bank of Commerce ........................................ 3,833 354
iA Financial Corp., Inc. ................................................... 2,261 278
Manulife Financial Corp. ................................................. 8,275 315
Sun Life Financial, Inc. .................................................. 3,681 232
1,179
Information Technology (0.2%):
Celestica, Inc. (c) ....................................................... 601 169
Constellation Software, Inc. ............................................... 342 631
800
Materials (0.2%):
Kinross Gold Corp. ..................................................... 6,992 220
Lundin Gold, Inc. ....................................................... 6,049 454
674
9,518
China (2.1%):
Communication Services (0.3%):
Kuaishou Technology , Class B (d) ........................................... 12,300 125
NetEase, Inc. .......................................................... 36,200 939
1,064
Consumer Discretionary (0.6%):
ANTA Sports Products Ltd. ................................................ 56,600 565
BYD Co. Ltd. ......................................................... 50,900 635
JD.com, Inc. , Class A .................................................... 10,100 144
Pop Mart International Group Ltd. (d) ......................................... 18,600 532
Vipshop Holdings Ltd. , ADR .............................................. 27,792 475
2,351
Energy (0.4%):
Inner Mongolia Yitai Coal Co. Ltd. , Class B .................................... 66,300 133
PetroChina Co. Ltd. , Class H .............................................. 1,186,000 1,409
1,542
Financials (0.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 417,000 292
China Life Insurance Co. Ltd. , Class H ....................................... 105,000 467
China Pacific Insurance Group Co. Ltd. , Class H ................................ 116,800 588
Industrial & Commercial Bank of China Ltd. , Class H ............................. 609,000 505
The People's Insurance Co. Group of China Ltd. , Class H .......................... 471,000 410
2,262
Industrials (0.1%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 114,400 301
Information Technology (0.0%):(a)
Xiaomi Corp. , Class B (c) (d) ............................................... 45,800 207
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 48,000 250
7,977
Denmark (0.3%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 3,750 304
Health Care (0.2%):
Genmab A/S (c) ........................................................ 815 265

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Novo Nordisk A/S , Class B ................................................ 8,867 $ 527
792
1,096
Finland (0.7%):
Communication Services (0.1%):
Elisa Oyj ............................................................. 10,258 454
Health Care (0.2%):
Orion Oyj , Class B ...................................................... 7,750 641
Industrials (0.4%):
Kone Oyj , Class B ...................................................... 21,704 1,559
2,654
France (1.5%):
Communication Services (0.1%):
Orange SA ............................................................ 18,424 342
Consumer Discretionary (0.1%):
FDJ UNITED ......................................................... 8,260 218
Consumer Staples (0.1%):
L'Oreal SA ........................................................... 685 315
Energy (0.3%):
TotalEnergies SE ....................................................... 16,730 1,217
Health Care (0.0%):(a)
Ipsen SA ............................................................. 910 149
Industrials (0.7%):
Bouygues SA .......................................................... 2,939 159
Cie de Saint-Gobain SA .................................................. 3,637 359
Eiffage SA ............................................................ 1,483 220
Safran SA ............................................................ 3,077 1,099
Thales SA ............................................................ 1,809 554
Vinci SA ............................................................. 821 118
2,509
Utilities (0.2%):
Engie SA ............................................................. 29,420 878
5,628
Germany (1.9%):
Communication Services (0.4%):
CTS Eventim AG & Co. KGaA (b) ........................................... 2,980 250
Deutsche Telekom AG ................................................... 34,855 1,170
1,420
Consumer Discretionary (0.1%):
Continental AG (b) ...................................................... 2,706 213
Financials (0.6%):
Allianz SE , Registered Shares .............................................. 476 210
Commerzbank AG ...................................................... 5,454 224
Deutsche Bank AG , Registered Shares ........................................ 10,127 400
Hannover Rueck SE ..................................................... 2,149 608
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Registered Shares ....... 172 104
Talanx AG ............................................................ 6,363 802
2,348
Industrials (0.6%):
Deutsche Post AG ...................................................... 5,368 300
GEA Group AG ........................................................ 10,482 750
Rational AG .......................................................... 207 166
Rheinmetall AG ........................................................ 280 593
Siemens Energy AG (c) ................................................... 2,758 470
2,279

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Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Materials (0.1%):
Heidelberg Materials AG ................................................. 2,083 $ 570
Utilities (0.1%):
E.ON SE ............................................................. 11,661 247
7,077
Hong Kong (1.1%):
Consumer Discretionary (0.2%):
Alibaba Group Holding Ltd. , Class W ........................................ 16,700 355
Bosideng International Holdings Ltd. ......................................... 364,000 222
Geely Automobile Holdings Ltd. ............................................ 159,000 328
905
Consumer Staples (0.2%):
WH Group Ltd. (d) ...................................................... 562,500 664
Financials (0.4%):
BOC Hong Kong Holdings Ltd. ............................................ 254,000 1,337
Industrials (0.3%):
SITC International Holdings Co. Ltd. ......................................... 98,000 366
Techtronic Industries Co. Ltd. .............................................. 61,000 833
1,199
4,105
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt ........................................................ 4,180 526
India (2.0%):
Communication Services (0.0%):(a)
Bharti Airtel Ltd. ....................................................... 7,538 162
Consumer Discretionary (0.1%):
Hero MotoCorp Ltd. ..................................................... 5,822 351
Consumer Staples (0.4%):
Britannia Industries Ltd. .................................................. 6,951 443
ITC Ltd. ............................................................. 134,943 473
Marico Ltd. ........................................................... 24,989 199
Nestle India Ltd. ....................................................... 29,549 429
1,544
Financials (0.1%):
HDFC Asset Management Co. Ltd. (d) ........................................ 9,375 257
Health Care (0.1%):
Sun Pharmaceutical Industries Ltd. .......................................... 10,845 188
Torrent Pharmaceuticals Ltd. ............................................... 4,900 211
399
Industrials (0.2%):
Bharat Electronics Ltd. ................................................... 21,616 106
Cummins India Ltd. ..................................................... 5,747 257
InterGlobe Aviation Ltd. (d) ................................................ 8,686 434
797
Information Technology (0.7%):
HCL Technologies Ltd. ................................................... 48,180 889
Infosys Ltd. ........................................................... 59,131 1,058
Tata Consultancy Services Ltd. ............................................. 24,244 824
2,771
Materials (0.4%):
Asian Paints Ltd. ....................................................... 17,288 456
Pidilite Industries Ltd. ................................................... 21,638 337
Vedanta Ltd. .......................................................... 69,741 516
1,309
7,590

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Indonesia (0.3%):
Financials (0.3%):
PT Bank Mandiri Persero Tbk .............................................. 1,647,200 $ 474
PT Bank Rakyat Indonesia Persero Tbk ....................................... 2,937,900 667
1,141
Ireland (1.7%):
Consumer Discretionary (0.2%):
PDD Holdings, Inc. , ADR (c) ............................................... 6,520 659
Industrials (0.4%):
Trane Technologies PLC .................................................. 3,379 1,421
Information Technology (1.0%):
Accenture PLC , Class A .................................................. 6,966 1,837
TE Connectivity PLC .................................................... 8,372 1,865
3,702
Materials (0.1%):
CRH PLC ............................................................ 4,865 595
6,377
Israel (0.6%):
Financials (0.3%):
Bank Hapoalim BM ..................................................... 5,446 134
Bank Leumi Le-Israel BM ................................................ 18,116 436
Mizrahi Tefahot Bank Ltd. ................................................ 7,010 549
1,119
Information Technology (0.3%):
Check Point Software Technologies Ltd. (c) .................................... 5,089 914
Wix.com Ltd. (c) ........................................................ 1,924 167
1,081
2,200
Italy (0.5%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 2,119 707
Financials (0.2%):
FinecoBank Banca Fineco SpA ............................................. 26,374 699
Utilities (0.1%):
Enel SpA ............................................................. 35,931 397
1,803
Japan (3.6%):
Communication Services (0.0%):(a)
KDDI Corp. ........................................................... 7,400 125
Consumer Discretionary (0.7%):
Asics Corp. ........................................................... 20,000 482
Bandai Namco Holdings, Inc. .............................................. 11,200 291
Fast Retailing Co. Ltd. ................................................... 2,200 839
Isuzu Motors Ltd. ....................................................... 14,100 227
Subaru Corp. .......................................................... 14,400 309
Suzuki Motor Corp. ..................................................... 32,000 436
2,584
Consumer Staples (0.1%):
Kobe Bussan Co. Ltd. .................................................... 7,100 174
MatsukiyoCocokara & Co. ................................................ 15,000 240
414
Financials (0.3%):
SBI Holdings, Inc. ...................................................... 13,200 299
Sompo Holdings, Inc. .................................................... 6,100 210
Tokio Marine Holdings, Inc. ............................................... 13,100 488
997

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Health Care (0.6%):
Chugai Pharmaceutical Co. Ltd. ............................................ 15,500 $ 885
Hoya Corp. ........................................................... 7,800 1,309
Shionogi & Co. Ltd. ..................................................... 15,000 309
2,503
Industrials (0.7%):
Fujikura Ltd. .......................................................... 1,900 239
MonotaRO Co. Ltd. ..................................................... 10,400 140
Nippon Yusen KK (b) .................................................... 11,100 365
Recruit Holdings Co. Ltd. ................................................. 15,100 796
Sumitomo Corp. ........................................................ 14,700 597
Toyota Tsusho Corp. ..................................................... 12,800 466
2,603
Information Technology (1.1%):
Advantest Corp. ........................................................ 4,600 761
Fujitsu Ltd. ........................................................... 40,400 1,123
NEC Corp. ........................................................... 7,700 261
Nomura Research Institute Ltd. ............................................. 19,800 602
Oracle Corp. .......................................................... 2,700 183
Tokyo Electron Ltd. ..................................................... 2,000 533
Trend Micro, Inc. ....................................................... 7,900 310
Yokogawa Electric Corp. ................................................. 9,600 320
4,093
Materials (0.1%):
Nitto Denko Corp. ...................................................... 13,200 293
Utilities (0.0%):(a)
Chubu Electric Power Co., Inc. ............................................. 9,400 137
13,749
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 9,829 218
Mexico (0.6%):
Consumer Staples (0.2%):
Wal-Mart de Mexico SAB de CV ........................................... 179,627 570
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 99,560 1,126
Industrials (0.0%):(a)
Grupo Aeroportuario del Centro Norte SAB de CV , Class B ......................... 12,364 180
Materials (0.1%):
Grupo Mexico SAB de CV , Class B .......................................... 32,609 362
2,238
Netherlands (1.2%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 237,841 1,165
Universal Music Group NV ................................................ 22,930 562
1,727
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 8,801 344
The Magnum Ice Cream Co. NV (c) .......................................... 4,012 71
415
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 8,393 788
Information Technology (0.4%):
ASML Holding NV ..................................................... 1,193 1,711
4,641

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Norway (0.4%):
Communication Services (0.1%):
Telenor ASA .......................................................... 14,879 $ 251
Industrials (0.3%):
Kongsberg Gruppen ASA ................................................. 27,539 946
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 17,717 157
1,354
Peru (0.0%):(a)
Financials (0.0%):(a)
Credicorp Ltd. ......................................................... 482 172
Philippines (0.2%):
Financials (0.1%):
BDO Unibank, Inc. ..................................................... 115,730 265
Industrials (0.1%):
International Container Terminal Services, Inc. .................................. 53,430 586
851
Poland (0.1%):
Financials (0.1%):
Santander Bank Polska SA ................................................ 2,844 446
Russian Federation (0.0%):
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (c) (e) (f) .......................................... 18,705 —
Energy (0.0%):
LUKOIL PJSC (c) (e) (f) ................................................... 34,009 —
Tatneft PJSC (c) (e) (f) .................................................... 90,761 —
—
Financials (0.0%):
Sberbank of Russia PJSC (c) (e) (f) ........................................... 409,312 —
Materials (0.0%):
MMC Norilsk Nickel PJSC (c) (e) (f) .......................................... 524,900 —
—
Singapore (0.8%):
Financials (0.7%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 95,300 1,591
Singapore Exchange Ltd. ................................................. 81,700 1,132
2,723
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 44,000 339
3,062
South Africa (0.5%):
Consumer Staples (0.0%):(a)
Clicks Group Ltd. ...................................................... 13,808 275
Financials (0.4%):
Capitec Bank Holdings Ltd. ............................................... 3,550 954
FirstRand Ltd. ......................................................... 45,276 258
Standard Bank Group Ltd. ................................................ 12,414 228
1,440
Materials (0.1%):
Gold Fields Ltd. ........................................................ 7,955 394
2,109
South Korea (1.1%):
Consumer Discretionary (0.5%):
Kia Corp. ............................................................ 16,108 1,714

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 2,223 $ 219
KB Financial Group, Inc. ................................................. 2,784 261
480
Industrials (0.1%):
Hyundai Rotem Co. Ltd. .................................................. 3,199 512
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 6,051 669
SK hynix, Inc. ......................................................... 1,490 930
1,599
4,305
Spain (1.6%):
Consumer Discretionary (0.4%):
Industria de Diseno Textil SA .............................................. 22,106 1,438
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 115,754 2,938
Banco Santander SA ..................................................... 38,136 487
3,425
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA ................................ 2,282 256
Aena SME SA (d) ....................................................... 7,639 237
493
Utilities (0.2%):
Endesa SA (b) ......................................................... 7,671 283
Iberdrola SA .......................................................... 19,855 447
730
6,086
Sweden (0.2%):
Industrials (0.0%):(a)
Volvo AB , Class B ...................................................... 5,909 215
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 67,158 727
942
Switzerland (3.2%):
Consumer Staples (0.5%):
Coca-Cola HBC AG (c) ................................................... 14,916 810
Nestle SA , Registered Shares .............................................. 10,995 1,049
1,859
Financials (0.0%):(a)
Zurich Insurance Group AG ............................................... 166 118
Health Care (1.6%):
Novartis AG , Registered Shares ............................................. 21,461 3,185
Roche Holding AG ...................................................... 6,463 2,939
6,124
Industrials (0.9%):
ABB Ltd. , Registered Shares ............................................... 12,297 1,059
Geberit AG , Registered Shares (b) ........................................... 1,740 1,329
Kuehne + Nagel International AG , Registered Shares ............................. 1,505 349
Schindler Holding AG , Participation Certificates (b) ............................... 387 149
SGS SA , Registered Shares ................................................ 2,989 360
3,246
Information Technology (0.1%):
Logitech International SA , Registered Shares ................................... 6,254 539
Materials (0.1%):
Holcim AG (c) ......................................................... 1,741 180
12,066

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Taiwan (1.9%):
Consumer Staples (0.1%):
President Chain Store Corp. ............................................... 25,000 $ 170
Information Technology (1.8%):
Accton Technology Corp. ................................................. 11,000 384
Advantech Co. Ltd. ..................................................... 16,295 154
Delta Electronics, Inc. ................................................... 13,000 496
MediaTek, Inc. ......................................................... 23,000 1,276
Realtek Semiconductor Corp. .............................................. 34,000 520
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 32,000 1,770
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 7,212 2,384
6,984
7,154
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 53,500 593
United Kingdom (4.3%):
Communication Services (0.1%):
Autotrader Group PLC (d) ................................................. 40,417 298
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 6,438 193
InterContinental Hotels Group PLC .......................................... 7,341 992
Next PLC ............................................................ 7,527 1,366
2,551
Consumer Staples (1.1%):
British American Tobacco PLC ............................................. 4,707 284
Imperial Brands PLC .................................................... 45,586 1,920
Reckitt Benckiser Group PLC (c) ............................................ 8,817 735
Tesco PLC ............................................................ 35,729 208
Unilever PLC ......................................................... 17,836 1,213
4,360
Energy (0.7%):
BP PLC .............................................................. 119,539 758
Shell PLC ............................................................ 45,450 1,747
2,505
Financials (0.2%):
HSBC Holdings PLC .................................................... 48,659 858
Health Care (0.4%):
GSK PLC ............................................................ 58,277 1,507
Industrials (0.5%):
International Consolidated Airlines Group SA ................................... 30,329 174
RELX PLC ........................................................... 20,653 732
Rolls-Royce Holdings PLC ................................................ 65,282 1,091
1,997
Information Technology (0.2%):
The Sage Group PLC .................................................... 45,898 602
Materials (0.2%):
Anglogold Ashanti PLC .................................................. 3,738 337
Rio Tinto PLC ......................................................... 5,427 495
832
Utilities (0.2%):
Centrica PLC .......................................................... 262,575 688
16,198
United States (60.5%):
Communication Services (8.0%):
Alphabet, Inc. , Class A ................................................... 16,418 5,549
Alphabet, Inc. , Class C ................................................... 33,588 11,370

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
AT&T, Inc. ........................................................... 28,628 $ 750
Electronic Arts, Inc. ..................................................... 7,846 1,600
Fox Corp. , Class A ...................................................... 3,665 267
Meta Platforms, Inc. , Class A .............................................. 12,262 8,786
Netflix, Inc. (c) ......................................................... 13,126 1,096
T-Mobile US, Inc. ...................................................... 2,013 397
Verizon Communications, Inc. .............................................. 12,328 549
30,364
Consumer Discretionary (5.7%):
Airbnb, Inc. , Class A (c) .................................................. 17,848 2,309
Best Buy Co., Inc. ...................................................... 4,937 321
Booking Holdings, Inc. ................................................... 764 3,821
Chipotle Mexican Grill, Inc. , Class A (c) ....................................... 31,747 1,234
Darden Restaurants, Inc. .................................................. 1,778 354
Deckers Outdoor Corp. (c) ................................................. 3,034 362
Domino's Pizza, Inc. ..................................................... 1,345 552
eBay, Inc. ............................................................ 5,883 537
Expedia Group, Inc. ..................................................... 7,621 2,018
General Motors Co. ..................................................... 10,162 854
Lowe's Cos., Inc. ....................................................... 1,972 527
NVR, Inc. (c) .......................................................... 92 703
O'Reilly Automotive, Inc. (c) ............................................... 19,726 1,941
The TJX Cos., Inc. ...................................................... 22,959 3,440
Ulta Beauty, Inc. (c) ..................................................... 1,894 1,226
Williams-Sonoma, Inc. ................................................... 2,330 477
Yum! Brands, Inc. ...................................................... 7,247 1,127
21,803
Consumer Staples (4.7%):
Altria Group, Inc. ....................................................... 70,006 4,340
Colgate-Palmolive Co. ................................................... 31,997 2,889
Costco Wholesale Corp. .................................................. 731 687
Kimberly-Clark Corp. .................................................... 11,678 1,168
Monster Beverage Corp. (c) ................................................ 16,309 1,317
PepsiCo, Inc. .......................................................... 5,562 855
Philip Morris International, Inc. ............................................. 23,045 4,135
Sysco Corp. ........................................................... 7,149 599
The Kroger Co. ........................................................ 6,718 422
The Procter & Gamble Co. ................................................ 2,214 336
Walmart, Inc. .......................................................... 9,198 1,096
17,844
Energy (1.4%):
Coterra Energy, Inc. ..................................................... 10,265 296
EOG Resources, Inc. .................................................... 27,333 3,065
Marathon Petroleum Corp. ................................................ 1,410 249
Valero Energy Corp. ..................................................... 10,699 1,941
5,551
Financials (6.1%):
American Express Co. ................................................... 1,916 675
Ameriprise Financial, Inc. ................................................. 5,139 2,709
Capital One Financial Corp. ............................................... 2,996 656
Citigroup, Inc. ......................................................... 2,982 345
Fidelity National Financial, Inc. ............................................ 6,287 342
Interactive Brokers Group, Inc. , Class A ....................................... 14,117 1,057
JPMorgan Chase & Co. .................................................. 5,249 1,606
Loews Corp. .......................................................... 4,430 468
Mastercard, Inc. , Class A ................................................. 8,264 4,452
MSCI, Inc. , Class A ..................................................... 3,253 1,982
PayPal Holdings, Inc. .................................................... 6,450 340
SEI Investments Co. ..................................................... 2,672 235
Synchrony Financial ..................................................... 6,676 485
T. Rowe Price Group, Inc. ................................................. 2,590 274

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
The Allstate Corp. ...................................................... 2,955 $ 588
The Charles Schwab Corp. ................................................ 1,883 196
The Goldman Sachs Group, Inc. ............................................ 955 893
The Progressive Corp. ................................................... 13,328 2,772
Visa, Inc. , Class A ...................................................... 5,006 1,611
W.R. Berkley Corp. ..................................................... 12,620 865
Wells Fargo & Co. ...................................................... 7,309 661
23,212
Health Care (6.3%):
AbbVie, Inc. .......................................................... 17,746 3,958
Amgen, Inc. ........................................................... 1,127 385
Bristol-Myers Squibb Co. ................................................. 24,870 1,369
Cardinal Health, Inc. .................................................... 7,580 1,629
Cencora, Inc. .......................................................... 1,635 587
CVS Health Corp. ...................................................... 7,257 541
Gilead Sciences, Inc. .................................................... 25,242 3,583
IDEXX Laboratories, Inc. (c) ............................................... 2,447 1,641
Johnson & Johnson ..................................................... 4,598 1,045
McKesson Corp. ....................................................... 4,751 3,949
Merck & Co., Inc. ...................................................... 7,325 808
Mettler-Toledo International, Inc. (c) ......................................... 715 982
Pfizer, Inc. ............................................................ 23,014 608
The Cigna Group ....................................................... 1,636 448
UnitedHealth Group, Inc. ................................................. 651 187
Zoetis, Inc. , Class A ..................................................... 16,954 2,116
23,836
Industrials (6.2%):
3M Co. .............................................................. 3,458 530
Automatic Data Processing, Inc. ............................................ 9,475 2,339
C.H. Robinson Worldwide, Inc. ............................................. 1,501 293
Caterpillar, Inc. ........................................................ 4,606 3,028
Cintas Corp. .......................................................... 15,615 2,988
Delta Air Lines, Inc. ..................................................... 3,904 257
EMCOR Group, Inc. .................................................... 2,841 2,048
Fastenal Co. ........................................................... 34,870 1,512
GE Vernova, Inc. ....................................................... 932 677
General Dynamics Corp. .................................................. 332 116
General Electric Co. ..................................................... 2,116 649
Leidos Holdings, Inc. .................................................... 3,007 566
Lennox International, Inc. ................................................. 981 486
Lockheed Martin Corp. ................................................... 1,015 644
Otis Worldwide Corp. .................................................... 16,226 1,386
Rollins, Inc. ........................................................... 17,530 1,110
United Airlines Holdings, Inc. (c) ............................................ 2,008 205
United Rentals, Inc. ..................................................... 203 159
Verisk Analytics, Inc. , Class A .............................................. 5,384 1,171
Vertiv Holdings Co. , Class A ............................................... 6,613 1,231
W.W. Grainger, Inc. ..................................................... 1,886 2,037
23,432
Information Technology (20.5%):
Adobe, Inc. (c) ......................................................... 8,320 2,440
Amphenol Corp. , Class A ................................................. 4,302 620
Apple, Inc. ........................................................... 61,251 15,893
Applied Materials, Inc. ................................................... 6,352 2,047
AppLovin Corp. , Class A (c) ............................................... 1,577 746
Arista Networks, Inc. (c) .................................................. 9,520 1,349
Autodesk, Inc. (c) ....................................................... 5,616 1,420
Broadcom, Inc. ........................................................ 6,940 2,299
Cisco Systems, Inc. ..................................................... 15,008 1,175
Docusign, Inc. , Class A (c) ................................................. 3,558 187
Dropbox, Inc. , Class A (c) ................................................. 3,063 78
F5, Inc. (c) ............................................................ 1,410 389

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Fair Isaac Corp. (c) ...................................................... 594 $ 869
Fortinet, Inc. (c) ........................................................ 27,381 2,225
Gartner, Inc. (c) ........................................................ 3,268 685
GoDaddy, Inc. , Class A (c) ................................................. 9,061 911
International Business Machines Corp. ........................................ 2,598 797
Jabil, Inc. ............................................................ 2,187 519
KLA Corp. ........................................................... 2,118 3,024
Lam Research Corp. ..................................................... 27,978 6,532
Microsoft Corp. ........................................................ 18,693 8,043
Motorola Solutions, Inc. .................................................. 4,382 1,764
NetApp, Inc. .......................................................... 12,486 1,203
Nutanix, Inc. , Class A (c) .................................................. 10,539 415
NVIDIA Corp. ......................................................... 99,589 19,035
Palantir Technologies, Inc. , Class A (c) ........................................ 5,327 781
Palo Alto Networks, Inc. (c) ................................................ 2,114 374
Pure Storage, Inc. , Class A (c) .............................................. 5,266 366
QUALCOMM, Inc. ..................................................... 3,811 578
VeriSign, Inc. .......................................................... 2,063 504
Zscaler, Inc. (c) ......................................................... 2,201 440
77,708
Materials (0.6%):
CF Industries Holdings, Inc. ............................................... 3,984 371
Newmont Corp. ........................................................ 6,336 712
Packaging Corp. of America ............................................... 1,084 241
Reliance, Inc. .......................................................... 1,334 440
Steel Dynamics, Inc. ..................................................... 3,251 584
2,348
Real Estate (0.4%):
American Tower Corp. ................................................... 1,593 286
Crown Castle, Inc. ...................................................... 5,993 520
Prologis, Inc. .......................................................... 2,884 376
Welltower, Inc. ......................................................... 2,687 506
1,688
Utilities (0.6%):
DTE Energy Co. ....................................................... 3,988 536
Evergy, Inc. ........................................................... 5,566 427
Exelon Corp. .......................................................... 6,576 294
NiSource, Inc. ......................................................... 10,855 481
NRG Energy, Inc. ....................................................... 2,891 441
2,179
229,965
Uruguay (0.5%):
Consumer Discretionary (0.5%):
MercadoLibre, Inc. (c) .................................................... 911 1,957
Total Common Stocks (Cost $264,489) 375,800
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (f) ............................... 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (g) ........ 265,727 266
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 265,727 265
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 265,727 266

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV , GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (g) . 265,727 $ 266
Total Collateral for Securities Loaned (Cost $1,063) 1,063
Total Investments (Cost $265,552) — 99.3% 376,863
Other assets in excess of liabilities — 0.7% 2,905
NET ASSETS - 100.00% $ 379,768
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$2,754 (thousands) and amounted to 0.7% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(g) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.1%)
Australia (1.8%):
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd. ................................................... 67,184 $ 2,495
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 68,507 1,743
Macquarie Group Ltd. ................................................... 18,540 2,720
QBE Insurance Group Ltd. ................................................ 44,144 605
5,068
Industrials (0.1%):
Brambles Ltd. ......................................................... 47,884 743
Qantas Airways Ltd. ..................................................... 117,044 818
1,561
Materials (0.6%):
BHP Group Ltd. ........................................................ 109,604 3,774
Northern Star Resources Ltd. .............................................. 66,999 1,232
Rio Tinto Ltd. ......................................................... 11,116 1,158
6,164
Real Estate (0.4%):
Charter Hall Group ...................................................... 44,937 716
Goodman Group ....................................................... 27,561 585
Scentre Group ......................................................... 1,161,186 3,290
4,591
19,879
Austria (0.5%):
Financials (0.5%):
BAWAG Group AG(a)(b) ................................................. 32,088 5,219
Belgium (0.4%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 26,197 1,885
Information Technology (0.1%):
Melexis NV ........................................................... 14,694 1,111
Materials (0.1%):
Titan SA ............................................................. 12,476 837
3,833
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 8,093 2,681
Brazil (0.2%):
Consumer Discretionary (0.1%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 59,612 336
Vivara Participacoes SA .................................................. 67,400 361
697
Consumer Staples (0.0%):(c)
M Dias Branco SA ...................................................... 42,700 202
Tres Tentos Agroindustrial SA .............................................. 79,821 252
454
Energy (0.0%):(c)
Brava Energia(a) ....................................................... 71,177 256
PRIO SA(a) ........................................................... 28,200 273
529
Financials (0.1%):
Banco do Estado do Rio Grande do Sul SA, Preference Shares ....................... 92,500 316
Pagseguro Digital Ltd., Class A ............................................. 20,612 232
548

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Utilities (0.0%):(c)
Equatorial SA ......................................................... 35,800 $ 278
2,506
Canada (2.1%):
Consumer Discretionary (0.1%):
Lululemon Athletica, Inc.(a) ............................................... 4,832 843
Consumer Staples (0.2%):
George Weston Ltd. ..................................................... 35,375 2,468
Energy (0.2%):
Parex Resources, Inc. .................................................... 114,697 1,702
Financials (0.7%):
Manulife Financial Corp. ................................................. 125,460 4,780
National Bank of Canada ................................................. 25,372 3,023
7,803
Industrials (0.3%):
Bombardier, Inc., Class B(a) ............................................... 19,846 3,391
Information Technology (0.1%):
Constellation Software, Inc. ............................................... 702 1,296
Materials (0.5%):
Agnico Eagle Mines Ltd. ................................................. 21,238 4,037
Stella-Jones, Inc. ....................................................... 16,909 1,134
5,171
22,674
Chile (0.1%):
Financials (0.0%):(c)
Banco Itau Chile SA ..................................................... 11,683 318
Real Estate (0.1%):
Parque Arauco SA ...................................................... 89,493 381
699
China (0.6%):
Communication Services (0.2%):
Tencent Holdings Ltd. ................................................... 29,100 2,237
Consumer Discretionary (0.1%):
361 Degrees International Ltd. ............................................. 422,000 311
TravelSky Technology Ltd., Class H ......................................... 181,000 246
557
Consumer Staples (0.0%):(c)
Guoquan Food Shanghai Co. Ltd., Class H(d) ................................... 708,325 386
Health Care (0.1%):
3SBio, Inc.(a)(b) ....................................................... 78,500 234
Shanghai Conant Optical Co. Ltd., Class H(d) .................................. 88,000 705
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(b) ......................... 94,500 299
1,238
Industrials (0.1%):
ANE Cayman, Inc. ...................................................... 220,000 343
China Communications Services Corp. Ltd., Class H .............................. 380,000 231
Harbin Electric Co. Ltd., Class H ............................................ 168,000 427
1,001
Information Technology (0.1%):
GDS Holdings Ltd., Class A(a) ............................................. 85,100 474
Utilities (0.0%):(c)
Beijing Jingneng Clean Energy Co. Ltd., Class H ................................ 798,000 238
6,131

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Denmark (0.3%):
Health Care (0.3%):
Genmab A/S(a) ........................................................ 2,673 $ 871
Novo Nordisk A/S, Class B ................................................ 37,410 2,222
3,093
Industrials (0.0%):(c)
Vestas Wind Systems A/S ................................................. 22,500 682
3,775
Finland (0.3%):
Financials (0.3%):
Nordea Bank Abp ....................................................... 150,640 2,910
Industrials (0.0%):(c)
Konecranes Oyj ........................................................ 6,335 746
3,656
France (3.1%):
Communication Services (0.2%):
Orange SA ............................................................ 58,511 1,088
Publicis Groupe SA ..................................................... 8,088 808
1,896
Consumer Discretionary (0.1%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,082 1,344
Consumer Staples (0.3%):
L'Oreal SA ........................................................... 7,541 3,464
Energy (0.3%):
Gaztransport Et Technigaz SA .............................................. 9,834 2,118
Technip Energies NV .................................................... 18,520 726
Vallourec SACA ....................................................... 33,135 703
3,547
Financials (0.2%):
AXA SA ............................................................. 26,517 1,209
BNP Paribas SA ........................................................ 11,685 1,263
2,472
Health Care (0.1%):
BioMerieux(d) ......................................................... 5,755 668
Ipsen SA ............................................................. 4,871 796
1,464
Industrials (1.3%):
Eiffage SA ............................................................ 16,265 2,412
Rexel SA ............................................................. 88,283 3,699
Safran SA ............................................................ 15,428 5,512
Schneider Electric SE .................................................... 6,427 1,842
SPIE SA ............................................................. 12,680 695
14,160
Information Technology (0.2%):
Capgemini SE ......................................................... 14,302 2,222
Materials (0.1%):
Arkema SA ........................................................... 11,061 666
Real Estate (0.1%):
Klepierre SA .......................................................... 14,250 549
Utilities (0.2%):
Engie SA ............................................................. 31,387 937
Veolia Environnement SA ................................................. 22,238 834
1,771
33,555

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Germany (2.8%):
Communication Services (0.1%):
CTS Eventim AG & Co. KGaA(d) ........................................... 8,640 $ 726
Consumer Discretionary (0.1%):
Volkswagen AG, Preference Shares .......................................... 12,401 1,504
Consumer Staples (0.1%):
Henkel AG & Co. KGaA, Preference Shares .................................... 11,469 1,007
Financials (0.7%):
Allianz SE, Registered Shares .............................................. 13,747 6,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares ....... 1,896 1,149
7,201
Health Care (0.0%):(c)
Fresenius Medical Care AG ............................................... 9,910 446
Industrials (0.7%):
GEA Group AG ........................................................ 8,157 583
MTU Aero Engines AG(d) ................................................ 1,521 676
Siemens AG, Registered Shares ............................................. 14,623 4,421
Siemens Energy AG(a) ................................................... 13,327 2,270
7,950
Information Technology (0.4%):
SAP SE .............................................................. 20,060 4,007
Materials (0.2%):
Heidelberg Materials AG ................................................. 6,336 1,735
Utilities (0.5%):
E.ON SE ............................................................. 44,443 943
RWE AG ............................................................. 66,461 4,220
5,163
29,739
Greece (0.0%):(c)
Consumer Discretionary (0.0%):(c)
OPAP SA ............................................................. 11,930 241
Hong Kong (0.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 121,000 615
Energy (0.0%):(c)
CGN Mining Co. Ltd. .................................................... 755,000 493
Financials (0.4%):
AIA Group Ltd. ........................................................ 262,000 3,023
BOC Hong Kong Holdings Ltd. ............................................ 195,500 1,029
Hong Kong Exchanges & Clearing Ltd. ....................................... 12,800 706
4,758
Health Care (0.0%):(c)
China Medical System Holdings Ltd.(d) ....................................... 163,000 292
Real Estate (0.4%):
China Jinmao Holdings Group Ltd. .......................................... 940,000 208
CK Asset Holdings Ltd. .................................................. 610,500 3,577
3,785
9,943
Hungary (0.0%):(c)
Communication Services (0.0%):(c)
Magyar Telekom Telecommunications PLC .................................... 80,490 500
India (1.0%):
Communication Services (0.0%):(c)
Just Dial Ltd.(a) ........................................................ 19,347 141

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Consumer Discretionary (0.2%):
ASK Automotive Ltd. .................................................... 75,336 $ 366
Cartrade Tech Ltd.(a) .................................................... 17,824 514
Ceat Ltd. ............................................................. 5,616 230
Leela Palaces Hotels & Resorts Ltd.(a) ....................................... 54,191 248
SKY Gold and Diamonds Ltd.(a) ............................................ 62,619 207
1,565
Energy (0.0%):(c)
Mangalore Refinery & Petrochemicals Ltd.(a) .................................. 134,813 259
Financials (0.2%):
Angel One Ltd. ........................................................ 6,870 190
Can Fin Homes Ltd. ..................................................... 31,891 324
City Union Bank Ltd. .................................................... 115,013 377
LIC Housing Finance Ltd. ................................................. 47,508 272
Nippon Life India Asset Management Ltd.(b) ................................... 56,485 540
Nuvama Wealth Management Ltd. ........................................... 15,613 228
The Karur Vysya Bank Ltd. ................................................ 167,904 551
2,482
Health Care (0.1%):
Acutaas Chemicals Ltd. .................................................. 13,567 283
Fortis Healthcare Ltd. .................................................... 25,395 235
Jubilant Pharmova Ltd. ................................................... 20,748 222
Strides Pharma Science Ltd. ............................................... 25,256 241
981
Industrials (0.3%):
eClerx Services Ltd. ..................................................... 5,306 269
Engineers India Ltd. ..................................................... 109,853 206
Escorts Kubota Ltd. ..................................................... 7,650 282
GE Vernova T&D India Ltd. ............................................... 11,819 415
J Kumar Infraprojects Ltd. ................................................ 52,303 325
Kalpataru Projects International Ltd. ......................................... 35,066 437
Sagility Ltd. ........................................................... 774,043 421
Transport Corp. of India Ltd. ............................................... 18,042 209
VRL Logistics Ltd. ...................................................... 95,910 282
2,846
Information Technology (0.1%):
Coforge Ltd. .......................................................... 14,567 262
Zensar Technologies Ltd. ................................................. 28,994 205
467
Materials (0.1%):
MOIL Ltd. ............................................................ 99,750 396
National Aluminium Co. Ltd. .............................................. 181,214 755
Welspun Corp. Ltd. ..................................................... 41,035 324
1,475
Real Estate (0.0%):(c)
Oberoi Realty Ltd. ...................................................... 12,019 195
Sunteck Realty Ltd. ..................................................... 47,023 205
400
Utilities (0.0%):(c)
CESC Ltd. ............................................................ 151,125 247
VA Tech Wabag Ltd. ..................................................... 15,720 185
432
11,048
Indonesia (0.2%):
Consumer Staples (0.1%):
PT Cisarua Mountain Dairy Tbk ............................................ 698,500 212
PT Japfa Comfeed Indonesia Tbk ........................................... 2,896,300 479
691

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Health Care (0.0%):(c)
PT Kalbe Farma Tbk .................................................... 2,933,300 $ 200
Materials (0.1%):
Aneka Tambang Tbk .................................................... 2,347,200 578
Real Estate (0.0%):(c)
PT Ciputra Development Tbk .............................................. 4,701,300 233
Utilities (0.0%):(c)
PT Perusahaan Gas Negara Tbk ............................................. 2,209,100 280
1,982
Ireland (0.9%):
Consumer Discretionary (0.2%):
Aptiv PLC(a) .......................................................... 28,905 2,189
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 45,870 932
Industrials (0.1%):
AerCap Holdings NV .................................................... 9,345 1,342
Materials (0.5%):
CRH PLC ............................................................ 32,461 3,974
James Hardie Industries PLC(a) ............................................ 61,540 1,402
5,376
9,839
Italy (0.7%):
Consumer Discretionary (0.1%):
PRADA SpA .......................................................... 152,600 780
Financials (0.2%):
Banca Mediolanum SpA .................................................. 34,285 804
Banco BPM SpA ....................................................... 82,069 1,230
2,034
Information Technology (0.0%):(c)
Reply SpA ............................................................ 4,601 603
Utilities (0.4%):
Enel SpA ............................................................. 362,960 4,010
7,427
Japan (6.9%):
Communication Services (0.3%):
Kakaku.com, Inc. ....................................................... 123,800 1,690
Konami Group Corp. .................................................... 10,100 1,475
3,165
Consumer Discretionary (1.2%):
Asics Corp. ........................................................... 110,900 2,670
Sony Group Corp. ...................................................... 65,300 1,440
Sumitomo Electric Industries Ltd. ........................................... 38,400 1,682
Suzuki Motor Corp. ..................................................... 48,200 657
Toyota Motor Corp. ..................................................... 304,800 6,909
13,358
Consumer Staples (0.2%):
Asahi Group Holdings Ltd. ................................................ 46,800 490
MatsukiyoCocokara & Co. ................................................ 41,700 668
Toyo Suisan Kaisha Ltd. .................................................. 21,600 1,542
2,700
Financials (1.3%):
Mizuho Financial Group, Inc. .............................................. 158,920 6,901
ORIX Corp. ........................................................... 27,000 823
Sumitomo Mitsui Financial Group, Inc. ....................................... 69,100 2,432

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Tokio Marine Holdings, Inc. ............................................... 104,100 $ 3,880
14,036
Health Care (0.8%):
Hoya Corp. ........................................................... 20,800 3,490
Otsuka Holdings Co. Ltd. ................................................. 17,500 1,048
Shionogi & Co. Ltd. ..................................................... 172,400 3,550
8,088
Industrials (1.7%):
Central Japan Railway Co. ................................................ 35,300 985
Fuji Electric Co. Ltd. .................................................... 49,100 3,498
Fujikura Ltd. .......................................................... 14,000 1,760
ITOCHU Corp. ........................................................ 134,500 1,722
MISUMI Group, Inc. .................................................... 76,400 1,263
Mitsubishi Heavy Industries Ltd. ............................................ 162,400 4,782
Nippon Yusen KK(d) .................................................... 30,200 993
Obayashi Corp. ........................................................ 42,000 948
Recruit Holdings Co. Ltd. ................................................. 10,200 538
Sanwa Holdings Corp. ................................................... 87,400 1,980
18,469
Information Technology (1.2%):
Disco Corp. ........................................................... 10,100 4,306
Fujitsu Ltd. ........................................................... 121,100 3,365
Ibiden Co. Ltd. ......................................................... 31,600 1,666
NEC Corp. ........................................................... 58,200 1,973
SCREEN Holdings Co. Ltd. ............................................... 8,400 1,070
Yokogawa Electric Corp. ................................................. 29,400 980
13,360
Materials (0.1%):
Asahi Kasei Corp. ...................................................... 73,700 715
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 17,700 603
74,494
Luxembourg (0.1%):
Materials (0.1%):
ArcelorMittal SA ....................................................... 18,159 986
Malaysia (0.2%):
Industrials (0.0%):(c)
Zetrix Ai Bhd .......................................................... 2,376,700 486
Materials (0.1%):
Malayan Cement Bhd .................................................... 316,700 642
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 609,300 345
Matrix Concepts Holdings Bhd ............................................. 619,200 225
570
1,698
Mexico (0.1%):
Energy (0.0%):(c)
Vista Energy SAB de CV, ADR(a) ........................................... 5,852 354
Financials (0.0%):(c)
Gentera SAB de CV ..................................................... 138,065 385
Materials (0.1%):
GCC SAB de CV ....................................................... 43,212 468
Real Estate (0.0%):(c)
Concentradora Fibra Danhos SA de CV(d) ..................................... 175,288 273
1,480

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Netherlands (2.2%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 691,751 $ 3,388
Consumer Discretionary (0.1%):
Prosus NV(a) .......................................................... 22,695 1,305
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 20,745 811
Financials (0.7%):
Euronext NV(b) ........................................................ 7,296 1,022
ING Groep NV ........................................................ 178,054 5,250
NN Group NV ......................................................... 10,684 847
7,119
Health Care (0.1%):
Argenx SE(a) .......................................................... 1,288 1,083
Industrials (0.1%):
Wolters Kluwer NV ..................................................... 9,003 845
Information Technology (0.8%):
ASML Holding NV ..................................................... 6,014 8,622
23,173
New Zealand (0.2%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 81,781 1,910
Norway (0.5%):
Energy (0.1%):
Aker BP ASA ......................................................... 40,389 1,189
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 77,358 2,658
Materials (0.2%):
Norsk Hydro ASA(d) .................................................... 198,032 1,759
5,606
Philippines (0.0%):(c)
Financials (0.0%):(c)
Security Bank Corp. ..................................................... 159,460 176
Utilities (0.0%):(c)
Manila Water Co., Inc. ................................................... 374,000 258
434
Poland (0.1%):
Financials (0.0%):(c)
Alior Bank SA ......................................................... 6,993 228
Utilities (0.1%):
Tauron Polska Energia SA(a) .............................................. 116,016 359
587
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 35,421 705
Puerto Rico (0.1%):
Financials (0.1%):
Popular, Inc. .......................................................... 10,296 1,375
Russian Federation (0.0%):
Consumer Discretionary (0.0%):
Detsky Mir PJSC(a)(e)(f) ................................................. 214,920 —
Financials (0.0%):
Bank St. Petersburg PJSC(a)(e)(f) ........................................... 372,110 —
—

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Saudi Arabia (0.1%):
Consumer Discretionary (0.0%):(c)
United Electronics Co. ................................................... 13,560 $ 318
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 9,283 323
Real Estate (0.0%):(c)
Arabian Centres Co.(b) ................................................... 37,751 197
838
Singapore (0.5%):
Communication Services (0.0%):(c)
JOYY, Inc., ADR ....................................................... 4,090 263
Consumer Discretionary (0.1%):
Sea Ltd., ADR(a) ....................................................... 5,232 610
Financials (0.3%):
DBS Group Holdings Ltd. ................................................. 28,500 1,325
Singapore Exchange Ltd. ................................................. 151,400 2,098
3,423
Industrials (0.1%):
Singapore Technologies Engineering Ltd. ...................................... 120,200 924
5,220
South Africa (0.2%):
Consumer Staples (0.0%):(c)
Tiger Brands Ltd. ....................................................... 12,237 255
Energy (0.0%):(c)
Exxaro Resources Ltd. ................................................... 22,689 259
Financials (0.1%):
Santam Ltd. ........................................................... 11,282 300
Materials (0.1%):
Northam Platinum Holdings Ltd. ............................................ 18,789 448
Pan African Resources PLC ............................................... 479,166 836
1,284
2,098
South Korea (0.7%):
Communication Services (0.0%):(c)
Netmarble Corp.(a)(b) ................................................... 5,223 191
Consumer Discretionary (0.0%):(c)
Silicon2 Co. Ltd.(a) ..................................................... 11,726 431
Financials (0.1%):
JB Financial Group Co. Ltd. ............................................... 21,416 374
KIWOOM Securities Co. Ltd. .............................................. 2,713 834
1,208
Health Care (0.1%):
Classys, Inc.(a) ........................................................ 7,762 399
Daewoong Pharmaceutical Co. Ltd.(a) ........................................ 2,067 242
HK inno N Corp.(a) ..................................................... 7,459 291
932
Industrials (0.2%):
HD-Hyundai Marine Engine(a) ............................................. 7,648 469
Hyundai Glovis Co. Ltd. .................................................. 1,438 243
Hyundai Rotem Co. Ltd. .................................................. 1,639 262
Iljin Electric Co. Ltd. .................................................... 7,290 336
Samsung E&A Co. Ltd. .................................................. 19,617 418
Sanil Electric Co. Ltd. ................................................... 3,786 384
2,112

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Information Technology (0.2%):
Douzone Bizon Co. Ltd. .................................................. 5,880 $ 397
IsuPetasys Co. Ltd. ...................................................... 6,716 542
LEENO Industrial, Inc.(a) ................................................. 6,400 466
LG Innotek Co. Ltd. ..................................................... 2,024 344
PSK, Inc.(a) ........................................................... 8,110 343
2,092
Materials (0.1%):
Hyosung TNC Corp.(a) ................................................... 1,019 266
OCI Holdings Co. Ltd. ................................................... 1,895 151
Poongsan Corp. ........................................................ 5,456 497
914
7,880
Spain (1.6%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 19,593 1,275
Energy (0.1%):
Repsol SA ............................................................ 43,838 863
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 241,397 6,127
Banco Santander SA ..................................................... 245,217 3,130
Bankinter SA .......................................................... 61,149 1,044
10,301
Industrials (0.3%):
Aena SME SA(b) ....................................................... 112,831 3,504
Utilities (0.1%):
Iberdrola SA .......................................................... 56,976 1,281
17,224
Sweden (0.8%):
Communication Services (0.1%):
Tele2 AB, B Shares ..................................................... 58,837 1,083
Consumer Staples (0.1%):
Essity AB, Class B ...................................................... 29,021 859
Financials (0.1%):
Swedbank AB, Class A ................................................... 24,407 949
Industrials (0.4%):
Atlas Copco AB, Class B ................................................. 217,031 3,905
Materials (0.1%):
Boliden AB(a) ......................................................... 18,648 1,306
8,102
Switzerland (3.7%):
Consumer Discretionary (0.1%):
On Holding AG, Class A(a) ................................................ 14,979 678
Consumer Staples (0.8%):
Coca-Cola HBC AG(a) ................................................... 91,410 4,963
Nestle SA, Registered Shares .............................................. 33,816 3,228
8,191
Financials (0.5%):
Partners Group Holding AG ............................................... 515 702
UBS Group AG ........................................................ 78,180 3,700
Zurich Insurance Group AG ............................................... 2,047 1,457
5,859
Health Care (1.7%):
Novartis AG, Registered Shares ............................................. 60,606 8,994
Roche Holding AG ...................................................... 19,196 8,731

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Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Sandoz Group AG(d) .................................................... 12,387 $ 981
18,706
Industrials (0.2%):
ABB Ltd., Registered Shares ............................................... 25,715 2,215
Information Technology (0.2%):
Logitech International SA, Registered Shares ................................... 19,673 1,695
Materials (0.2%):
Amrize Ltd.(a) ......................................................... 12,006 635
Holcim AG(a) ......................................................... 14,270 1,471
2,106
39,450
Taiwan (1.2%):
Consumer Discretionary (0.1%):
Lion Travel Service Co. Ltd. ............................................... 47,000 252
Minth Group Ltd. ....................................................... 106,000 499
Tong Yang Industry Co. Ltd. ............................................... 155,000 537
1,288
Consumer Staples (0.0%):(c)
Charoen Pokphand Enterprise .............................................. 51,000 241
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 11,197 214
Lotus Pharmaceutical Co. Ltd. ............................................. 28,000 321
535
Industrials (0.2%):
Bizlink Holding, Inc. .................................................... 17,266 701
China Airlines Ltd. ...................................................... 403,000 284
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 122,000 549
1,534
Information Technology (0.8%):
AURAS Technology Co. Ltd. .............................................. 11,195 320
Chenbro Micom Co. Ltd. ................................................. 31,000 885
Chroma ATE, Inc. ...................................................... 16,000 491
Ennoconn Corp. ........................................................ 20,000 179
Genius Electronic Optical Co. Ltd. .......................................... 18,000 258
Getac Holdings Corp. .................................................... 64,000 228
Gold Circuit Electronics Ltd. ............................................... 36,400 795
King Slide Works Co. Ltd. ................................................ 2,000 197
King Yuan Electronics Co. Ltd. ............................................. 75,000 695
MPI Corp. ............................................................ 10,000 790
Nanya Technology Corp.(a) ............................................... 89,000 901
Phison Electronics Corp. .................................................. 15,000 1,113
Taiwan Union Technology Corp. ............................................ 39,000 617
Tripod Technology Corp. ................................................. 49,000 578
Winbond Electronics Corp.(a) .............................................. 123,000 486
8,533
Materials (0.0%):(c)
Nan Pao Resins Chemical Co. Ltd. .......................................... 32,000 314
12,445
Thailand (0.1%):
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 511,700 355
Financials (0.0%):(c)
Thanachart Capital PCL, NVDR ............................................ 136,900 257
Health Care (0.0%):(c)
Bumrungrad Hospital PCL, NVDR .......................................... 54,700 291

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Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Industrials (0.0%):(c)
CH Karnchang PCL, NVDR ............................................... 676,200 $ 269
Utilities (0.0%):(c)
Gunkul Engineering PCL, NVDR ........................................... 3,924,600 227
1,399
Turkey (0.0%):(c)
Health Care (0.0%):(c)
MLP Saglik Hizmetleri A/S, Class B(a)(b) ..................................... 27,908 302
United Arab Emirates (0.1%):
Industrials (0.1%):
Air Arabia PJSC ........................................................ 469,540 637
United Kingdom (5.5%):
Communication Services (0.1%):
Autotrader Group PLC(b) ................................................. 95,643 705
Informa PLC .......................................................... 60,796 733
1,438
Consumer Discretionary (0.4%):
Next PLC ............................................................ 20,690 3,756
Pepco Group NV ....................................................... 40,347 330
4,086
Consumer Staples (0.6%):
Imperial Brands PLC .................................................... 100,218 4,220
Unilever PLC ......................................................... 25,761 1,752
5,972
Energy (1.1%):
BP PLC .............................................................. 291,456 1,847
Harbour Energy PLC .................................................... 207,900 666
Shell PLC ............................................................ 149,868 5,760
TechnipFMC PLC ...................................................... 71,624 3,991
12,264
Financials (1.5%):
3i Group PLC ......................................................... 26,333 1,209
Barclays PLC ......................................................... 1,084,966 7,240
HSBC Holdings PLC .................................................... 282,723 4,986
Standard Chartered PLC .................................................. 107,288 2,745
16,180
Health Care (0.5%):
AstraZeneca PLC ....................................................... 15,307 2,852
GSK PLC ............................................................ 76,194 1,970
4,822
Industrials (0.4%):
Howden Joinery Group PLC ............................................... 105,016 1,203
International Consolidated Airlines Group SA ................................... 117,452 674
RELX PLC ........................................................... 20,254 718
Rolls-Royce Holdings PLC ................................................ 119,526 1,998
4,593
Information Technology (0.0%):(c)
Softcat PLC ........................................................... 23,269 456
Materials (0.5%):
Rio Tinto PLC ......................................................... 54,133 4,938
Real Estate (0.1%):
LondonMetric Property PLC ............................................... 221,758 609
Utilities (0.3%):
Centrica PLC .......................................................... 652,137 1,707
Drax Group PLC ....................................................... 79,328 979

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Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
National Grid PLC ...................................................... 43,024 $ 731
3,417
58,775
United States (57.0%):
Communication Services (5.8%):
Alphabet, Inc., Class C ................................................... 11,118 3,764
Alphabet, Inc., Class A ................................................... 116,649 39,427
Comcast Corp., Class A .................................................. 88,756 2,641
Meta Platforms, Inc., Class A .............................................. 5,382 3,856
Netflix, Inc.(a) ......................................................... 64,540 5,388
Verizon Communications, Inc. .............................................. 167,591 7,461
62,537
Consumer Discretionary (5.0%):
Amazon.com, Inc.(a) .................................................... 32,228 7,712
Booking Holdings, Inc. ................................................... 856 4,282
BorgWarner, Inc. ....................................................... 37,224 1,765
Carnival PLC(a) ........................................................ 56,049 1,665
Deckers Outdoor Corp.(a) ................................................. 34,792 4,152
eBay, Inc. ............................................................ 37,693 3,438
Expedia Group, Inc. ..................................................... 18,290 4,844
General Motors Co. ..................................................... 73,292 6,157
Lowe's Cos., Inc. ....................................................... 11,665 3,115
PulteGroup, Inc. ........................................................ 19,013 2,378
Ralph Lauren Corp., Class A ............................................... 10,496 3,709
Tapestry, Inc. .......................................................... 30,310 3,847
Toll Brothers, Inc. ...................................................... 15,758 2,277
Ulta Beauty, Inc.(a) ..................................................... 6,176 3,998
53,339
Consumer Staples (2.9%):
Altria Group, Inc. ....................................................... 69,243 4,293
Coca-Cola Consolidated, Inc. .............................................. 6,983 1,062
Ingredion, Inc. ......................................................... 18,791 2,219
Philip Morris International, Inc. ............................................. 33,999 6,101
Sysco Corp. ........................................................... 39,477 3,310
The Kroger Co. ........................................................ 57,410 3,608
U.S. Foods Holding Corp.(a) ............................................... 29,590 2,474
Walmart, Inc. .......................................................... 69,324 8,259
31,326
Energy (1.1%):
Coterra Energy, Inc. ..................................................... 23,786 686
EOG Resources, Inc. .................................................... 27,066 3,035
Marathon Petroleum Corp. ................................................ 18,080 3,185
Ovintiv, Inc. .......................................................... 41,752 1,815
Valero Energy Corp. ..................................................... 17,433 3,163
11,884
Financials (7.3%):
American Express Co. ................................................... 11,407 4,017
Ameriprise Financial, Inc. ................................................. 12,417 6,546
Brookfield Asset Management Ltd., Class A .................................... 33,437 1,662
Capital One Financial Corp. ............................................... 18,221 3,989
Cincinnati Financial Corp. ................................................ 9,196 1,480
Fidelity National Financial, Inc. ............................................ 48,046 2,613
Interactive Brokers Group, Inc., Class A ....................................... 63,415 4,749
JPMorgan Chase & Co. .................................................. 37,696 11,531
PayPal Holdings, Inc. .................................................... 49,333 2,599
Synchrony Financial ..................................................... 4,204 305
The Allstate Corp. ...................................................... 34,570 6,879
The Bank of New York Mellon Corp. ......................................... 16,361 1,962
The Goldman Sachs Group, Inc. ............................................ 9,919 9,278
The Hartford Insurance Group, Inc. .......................................... 22,597 3,052
The PNC Financial Services Group, Inc. ...................................... 25,614 5,720

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Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
The Progressive Corp. ................................................... 16,832 $ 3,501
Visa, Inc., Class A ...................................................... 5,349 1,722
W.R. Berkley Corp. ..................................................... 3,310 227
Wells Fargo & Co. ...................................................... 76,267 6,901
78,733
Health Care (7.1%):
Abbott Laboratories ..................................................... 9,893 1,081
AbbVie, Inc. .......................................................... 35,947 8,017
Bristol-Myers Squibb Co. ................................................. 78,783 4,337
Cardinal Health, Inc. .................................................... 24,986 5,369
Cencora, Inc. .......................................................... 8,767 3,149
CVS Health Corp. ...................................................... 41,061 3,060
Exelixis, Inc.(a) ........................................................ 73,194 3,027
Gilead Sciences, Inc. .................................................... 50,615 7,185
Johnson & Johnson ..................................................... 33,470 7,606
McKesson Corp. ....................................................... 8,083 6,719
Merck & Co., Inc. ...................................................... 61,753 6,810
Pfizer, Inc. ............................................................ 199,901 5,285
Royalty Pharma PLC, Class A .............................................. 87,070 3,629
Tenet Healthcare Corp.(a) ................................................. 16,419 3,108
The Cigna Group ....................................................... 14,819 4,062
Universal Health Services, Inc., Class B ....................................... 6,705 1,349
Zoetis, Inc., Class A ..................................................... 15,886 1,983
75,776
Industrials (5.3%):
Acuity, Inc. ........................................................... 3,568 1,103
Allison Transmission Holdings, Inc. ......................................... 22,636 2,460
Automatic Data Processing, Inc. ............................................ 16,350 4,035
Caterpillar, Inc. ........................................................ 6,305 4,145
Comfort Systems USA, Inc. ............................................... 4,943 5,645
Cummins, Inc. ......................................................... 11,288 6,534
Delta Air Lines, Inc. ..................................................... 53,949 3,555
EMCOR Group, Inc. .................................................... 8,049 5,801
GE Vernova, Inc. ....................................................... 4,557 3,310
General Electric Co. ..................................................... 5,513 1,691
Leidos Holdings, Inc. .................................................... 22,353 4,209
Lockheed Martin Corp. ................................................... 5,392 3,420
Mueller Industries, Inc. ................................................... 12,989 1,768
Uber Technologies, Inc.(a) ................................................ 54,998 4,403
United Airlines Holdings, Inc.(a) ............................................ 49,596 5,075
57,154
Information Technology (20.2%):
Adobe, Inc.(a) ......................................................... 9,639 2,827
Amphenol Corp., Class A ................................................. 28,134 4,054
Apple, Inc. ........................................................... 172,561 44,776
Arista Networks, Inc.(a) .................................................. 31,893 4,520
Cisco Systems, Inc. ..................................................... 123,981 9,710
Cognizant Technology Solutions Corp., Class A ................................. 22,953 1,883
Dropbox, Inc., Class A(a) ................................................. 119,826 3,053
F5, Inc.(a) ............................................................ 11,315 3,118
Flex Ltd.(a) ........................................................... 47,920 3,021
Gen Digital, Inc. ....................................................... 57,513 1,380
GoDaddy, Inc., Class A(a) ................................................. 7,610 765
Hewlett Packard Enterprise Co. ............................................. 56,651 1,219
International Business Machines Corp. ........................................ 21,907 6,719
Jabil, Inc. ............................................................ 14,026 3,327
KLA Corp. ........................................................... 3,207 4,579
Lam Research Corp. ..................................................... 30,137 7,036
Microsoft Corp. ........................................................ 91,303 39,287
Motorola Solutions, Inc. .................................................. 5,077 2,044
NetApp, Inc. .......................................................... 26,816 2,584
NVIDIA Corp. ......................................................... 290,654 55,553

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Name
Acquisition Date
Cost
Bank St. Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
Security Description Shares
Value
(000)
Palantir Technologies, Inc., Class A(a) ........................................ 41,640 $ 6,104
QUALCOMM, Inc. ..................................................... 34,587 5,243
VeriSign, Inc. .......................................................... 12,949 3,163
Zoom Communications, Inc., Class A(a) ...................................... 14,565 1,341
217,306
Materials (1.6%):
CF Industries Holdings, Inc. ............................................... 39,722 3,703
Newmont Corp. ........................................................ 60,576 6,806
Reliance, Inc. .......................................................... 7,481 2,465
Steel Dynamics, Inc. ..................................................... 22,878 4,108
17,082
Utilities (0.7%):
DTE Energy Co. ....................................................... 1,637 220
Evergy, Inc. ........................................................... 21,111 1,620
National Fuel Gas Co. ................................................... 11,640 975
NRG Energy, Inc. ....................................................... 18,867 2,880
Talen Energy Corp.(a) ................................................... 6,041 2,105
7,800
612,937
Total Common Stocks (Cost $715,453) 1,055,082
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(a)(f) ............................... 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.2%)
United States (1.2%):
iShares Core MSCI EAFE ETF ............................................. 5,909 556
iShares MSCI Emerging Markets Small-Cap ETF ................................ 4,646 334
State Street Real Estate Select Sector SPDR ETF ................................ 285,472 11,827
12,717
Total Exchange-Traded Funds (Cost $12,903) 12,717
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.58%(g) ........ 895,598 896
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(g) ............ 895,598 895
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(g) ............... 895,598 895
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.60%(g) . 895,598 896
Total Collateral for Securities Loaned (Cost $3,582) 3,582
Total Investments (Cost $731,938) — 99.6% 1,071,381
Other assets in excess of liabilities — 0.4% 4,019
NET ASSETS - 100.00% $ 1,075,400
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$12,213 (thousands) and amounted to 1.1% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(g) Rate disclosed is the daily yield on January 31, 2026.

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (14.4%):
Alphabet, Inc. , Class C ................................................... 550,898 $ 186,495
Meta Platforms, Inc. , Class A .............................................. 183,917 131,777
Netflix, Inc. (a) ......................................................... 523,845 43,736
Reddit, Inc. , Class A (a) ................................................... 34,287 6,181
The New York Times Co. , Class A ........................................... 35,828 2,627
The Trade Desk, Inc. , Class A (a) (b) .......................................... 180,093 5,462
376,278
Communications Equipment (2.5%):
Arista Networks, Inc. (a) .................................................. 254,297 36,044
Motorola Solutions, Inc. .................................................. 72,848 29,324
65,368
Consumer Discretionary (13.1%):
Airbnb, Inc. , Class A (a) .................................................. 39,979 5,172
Amazon.com, Inc. (a) .................................................... 392,768 93,989
Booking Holdings, Inc. ................................................... 1,359 6,798
Burlington Stores, Inc. (a) ................................................. 70,869 20,967
Chewy, Inc. , Class A (a) .................................................. 45,091 1,313
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 98,001 3,809
Deckers Outdoor Corp. (a) ................................................. 108,207 12,913
DoorDash, Inc. , Class A (a) ................................................ 15,338 3,139
DraftKings, Inc. (a) ...................................................... 46,345 1,275
Expedia Group, Inc. ..................................................... 27,296 7,229
Hilton Worldwide Holdings, Inc. ............................................ 39,444 11,774
Las Vegas Sands Corp. ................................................... 82,736 4,363
Lululemon Athletica, Inc. (a) ............................................... 52,119 9,095
Marriott International, Inc. , Class A .......................................... 18,848 5,943
On Holding AG , Class A (a) ................................................ 335,301 15,172
O'Reilly Automotive, Inc. (a) ............................................... 374,174 36,823
Ralph Lauren Corp. , Class A ............................................... 13,115 4,635
Royal Caribbean Cruises Ltd. .............................................. 20,663 6,708
Tesla, Inc. (a) .......................................................... 153,235 65,954
Ulta Beauty, Inc. (a) ..................................................... 31,190 20,191
Viking Holdings Ltd. (a) .................................................. 93,499 6,746
344,008
Consumer Staples (1.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 76,871 7,106
Celsius Holdings, Inc. (a) .................................................. 106,716 5,600
Costco Wholesale Corp. .................................................. 12,841 12,074
elf Beauty, Inc. (a) ....................................................... 42,083 3,577
Maplebear, Inc. (a) ...................................................... 47,176 1,753
Monster Beverage Corp. (a) ................................................ 88,635 7,158
37,268
Electronic Equipment, Instruments & Components (0.2%):
Amphenol Corp. , Class A ................................................. 40,450 5,828
Energy (0.5%):
Diamondback Energy, Inc. ................................................ 28,228 4,628
Texas Pacific Land Corp. ................................................. 5,949 2,072
Viper Energy, Inc. , Class A ................................................ 178,767 7,569
14,269
Financials (5.2%):
Huntington Bancshares, Inc. ............................................... 732,342 12,801
LPL Financial Holdings, Inc. ............................................... 26,384 9,617
Mastercard, Inc. , Class A ................................................. 26,714 14,393
MSCI, Inc. , Class A ..................................................... 10,872 6,623
The Progressive Corp. ................................................... 34,625 7,202
Tradeweb Markets, Inc. , Class A ............................................ 95,068 9,799
Visa, Inc. , Class A ...................................................... 238,581 76,783
137,218

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Health Care (9.1%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 16,684 $ 5,640
Argenx SE , ADR (a) ..................................................... 12,087 10,159
Cardinal Health, Inc. .................................................... 20,549 4,416
Cencora, Inc. .......................................................... 29,785 10,699
Dexcom, Inc. (a) ........................................................ 67,275 4,914
Eli Lilly & Co. ......................................................... 48,517 50,319
Exelixis, Inc. (a) ........................................................ 88,801 3,673
Halozyme Therapeutics, Inc. (a) ............................................. 130,450 9,355
IDEXX Laboratories, Inc. (a) ............................................... 7,145 4,791
Incyte Corp. (a) ......................................................... 88,417 8,848
Insmed, Inc. (a) ......................................................... 39,489 6,195
Intuitive Surgical, Inc. (a) ................................................. 74,866 37,749
McKesson Corp. ....................................................... 35,823 29,776
Medpace Holdings, Inc. (a) ................................................ 17,651 10,281
Natera, Inc. (a) ......................................................... 64,390 14,883
Neurocrine Biosciences, Inc. (a) ............................................. 51,109 6,954
Royalty Pharma PLC , Class A .............................................. 269,073 11,215
UnitedHealth Group, Inc. ................................................. 17,253 4,950
Veeva Systems, Inc. , Class A (a) ............................................. 19,913 4,061
238,878
Industrials (8.6%):
Armstrong World Industries, Inc. ............................................ 12,814 2,354
Builders FirstSource, Inc. (a) ............................................... 38,736 4,431
BWX Technologies, Inc. .................................................. 43,774 8,993
Cintas Corp. .......................................................... 22,362 4,280
Clean Harbors, Inc. (a) ................................................... 25,426 6,608
Comfort Systems USA, Inc. ............................................... 3,516 4,016
ExlService Holdings, Inc. (a) ............................................... 163,836 6,414
FTAI Aviation Ltd. ...................................................... 28,997 7,896
GE Vernova, Inc. ....................................................... 9,611 6,981
HEICO Corp. , Class A ................................................... 38,121 9,705
Howmet Aerospace, Inc. .................................................. 51,362 10,687
Lyft, Inc. , Class A (a) .................................................... 284,403 4,798
Mueller Industries, Inc. ................................................... 51,276 6,981
Paychex, Inc. .......................................................... 48,216 4,973
Quanta Services, Inc. .................................................... 32,418 15,387
Rollins, Inc. ........................................................... 145,266 9,201
Trane Technologies PLC .................................................. 70,274 29,556
Uber Technologies, Inc. (a) ................................................ 523,817 41,932
Vertiv Holdings Co. , Class A ............................................... 158,286 29,470
W.W. Grainger, Inc. ..................................................... 3,291 3,554
Woodward, Inc. ........................................................ 20,625 6,555
224,772
IT Services (0.9%):
GoDaddy, Inc. , Class A (a) ................................................. 51,316 5,158
Snowflake, Inc. , Class A (a) ................................................ 91,580 17,648
22,806
Semiconductors & Semiconductor Equipment (22.1%):
Astera Labs, Inc. (a) ..................................................... 16,810 2,532
Broadcom, Inc. ........................................................ 434,351 143,900
KLA Corp. ........................................................... 7,101 10,140
Lam Research Corp. ..................................................... 124,188 28,993
Monolithic Power Systems, Inc. ............................................ 22,319 25,090
NVIDIA Corp. ......................................................... 1,874,983 358,365
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 35,231 11,646
580,666
Software (14.5%):
Adobe, Inc. (a) ......................................................... 54,092 15,862
AppLovin Corp. , Class A (a) ............................................... 51,675 24,448
Atlassian Corp. , Class A (a) ................................................ 26,375 3,117

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Autodesk, Inc. (a) ....................................................... 31,742 $ 8,027
Cadence Design Systems, Inc. (a) ............................................ 97,763 28,973
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 12,508 5,521
Datadog, Inc. , Class A (a) ................................................. 12,265 1,586
Elastic NV (a) .......................................................... 16,525 1,090
Fair Isaac Corp. (a) ...................................................... 2,383 3,487
Fortinet, Inc. (a) ........................................................ 34,481 2,802
HubSpot, Inc. (a) ....................................................... 5,821 1,630
Intuit, Inc. ............................................................ 7,979 3,981
Manhattan Associates, Inc. (a) .............................................. 7,995 1,207
Microsoft Corp. ........................................................ 348,496 149,954
Nutanix, Inc. , Class A (a) .................................................. 24,521 964
Oracle Corp. .......................................................... 95,169 15,663
Palantir Technologies, Inc. , Class A (a) ........................................ 141,767 20,782
Palo Alto Networks, Inc. (a) ................................................ 234,610 41,519
ServiceNow, Inc. (a) ..................................................... 327,372 38,306
Synopsys, Inc. (a) ....................................................... 22,212 10,331
379,250
Technology Hardware, Storage & Peripherals (5.3%):
Apple, Inc. ........................................................... 535,190 138,871
Utilities (0.1%):
Talen Energy Corp. (a) ................................................... 4,045 1,409
Total Common Stocks (Cost $1,106,775)
a
a
a
2,566,889
Exchange-Traded Funds (1.9%)
iShares Top 20 US Stocks ETF ............................................. 523,800 16,123
Vanguard Information Technology ETF ....................................... 21,151 15,819
Vanguard Mega Cap Growth ETF (b) ......................................... 46,779 18,985
Total Exchange-Traded Funds (Cost $51,646)
a
a
a
50,927
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 412,576 412
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 412,576 412
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 412,576 413
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 412,576 413
Total Collateral for Securities Loaned (Cost $1,650)
a
a
a
1,650
Total Investments (Cost $1,160,071) — 99.9% 2,619,466
Other assets in excess of liabilities —  0.1% 3,045
NET ASSETS - 100.00% $ 2,622,511
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.9%)
Communication Services (18.2%):
Alphabet, Inc., Class A ................................................... 320,380 $ 108,288
Alphabet, Inc., Class C ................................................... 294,083 99,556
Meta Platforms, Inc., Class A .............................................. 217,360 155,739
Netflix, Inc.(a) ......................................................... 862,821 72,037
The Walt Disney Co. .................................................... 275,753 31,105
466,725
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 128,149 18,164
Consumer Discretionary (14.1%):
Alibaba Group Holding Ltd., ADR .......................................... 7,176 1,217
Amazon.com, Inc.(a) .................................................... 588,477 140,822
Burlington Stores, Inc.(a) ................................................. 77,291 22,867
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 106,047 4,122
Hilton Worldwide Holdings, Inc. ............................................ 28,328 8,456
NIKE, Inc., Class B ..................................................... 153,999 9,519
Royal Caribbean Cruises Ltd. .............................................. 22,621 7,344
Starbucks Corp. ........................................................ 181,681 16,706
Tesla, Inc.(a) .......................................................... 269,989 116,206
Ulta Beauty, Inc.(a) ..................................................... 31,418 20,339
Yum China Holdings, Inc. ................................................. 67,906 3,356
Yum! Brands, Inc. ...................................................... 75,090 11,676
362,630
Consumer Staples (2.3%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 83,805 7,747
Costco Wholesale Corp. .................................................. 13,998 13,161
Monster Beverage Corp.(a) ................................................ 490,426 39,607
60,515
Energy (0.2%):
Diamondback Energy, Inc. ................................................ 31,084 5,096
Financials (6.8%):
Block, Inc., Class A(a) ................................................... 137,948 8,336
FactSet Research Systems, Inc. ............................................. 28,594 7,273
Huntington Bancshares, Inc. ............................................... 798,635 13,960
LPL Financial Holdings, Inc. ............................................... 28,788 10,493
PayPal Holdings, Inc. .................................................... 125,106 6,592
SEI Investments Co. ..................................................... 162,862 14,308
The Progressive Corp. ................................................... 37,699 7,841
Tradeweb Markets, Inc., Class A ............................................ 103,499 10,668
Visa, Inc., Class A ...................................................... 293,596 94,488
173,959
Health Care (10.8%):
Argenx SE, ADR(a) ..................................................... 13,182 11,079
Cencora, Inc. .......................................................... 10,486 3,767
Dexcom, Inc.(a) ........................................................ 73,670 5,381
Eli Lilly & Co. ......................................................... 52,866 54,830
Illumina, Inc.(a) ........................................................ 80,628 11,676
Insmed, Inc.(a) ......................................................... 42,936 6,735
Intuitive Surgical, Inc.(a) ................................................. 56,897 28,689
Natera, Inc.(a) ......................................................... 70,395 16,271
Novartis AG, ADR(b) .................................................... 108,512 16,134
Novo Nordisk A/S, ADR .................................................. 347,542 20,654
Regeneron Pharmaceuticals, Inc. ............................................ 37,571 27,857
Roche Holding AG, ADR ................................................. 246,836 14,008
Thermo Fisher Scientific, Inc. .............................................. 28,289 16,368
UnitedHealth Group, Inc. ................................................. 18,759 5,383
Vertex Pharmaceuticals, Inc.(a) ............................................. 79,885 37,538
276,370

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Industrials (6.9%):
Builders FirstSource, Inc.(a) ............................................... 42,730 $ 4,888
BWX Technologies, Inc. .................................................. 47,676 9,794
Clean Harbors, Inc.(a) ................................................... 27,770 7,218
Deere & Co. .......................................................... 26,126 13,795
Expeditors International of Washington, Inc. .................................... 108,504 17,419
FTAI Aviation Ltd. ...................................................... 31,529 8,586
HEICO Corp., Class A ................................................... 41,559 10,580
Howmet Aerospace, Inc. .................................................. 56,137 11,681
Quanta Services, Inc. .................................................... 24,462 11,610
The Boeing Co.(a) ...................................................... 280,664 65,597
Uber Technologies, Inc.(a) ................................................ 128,741 10,306
Woodward, Inc. ........................................................ 22,444 7,134
178,608
IT Services (1.8%):
Shopify, Inc., Class A(a) .................................................. 264,189 34,669
Snowflake, Inc., Class A(a) ................................................ 61,648 11,880
46,549
Semiconductors & Semiconductor Equipment (18.1%):
Broadcom, Inc. ........................................................ 140,811 46,651
Lam Research Corp. ..................................................... 135,524 31,639
Monolithic Power Systems, Inc. ............................................ 19,784 22,240
NVIDIA Corp. ......................................................... 1,773,632 338,994
QUALCOMM, Inc. ..................................................... 80,802 12,249
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 38,180 12,621
464,394
Software (14.2%):
AppLovin Corp., Class A(a) ............................................... 27,222 12,879
Autodesk, Inc.(a) ....................................................... 143,906 36,389
Microsoft Corp. ........................................................ 417,811 179,780
Oracle Corp. .......................................................... 408,808 67,282
Palantir Technologies, Inc., Class A(a) ........................................ 35,672 5,229
Palo Alto Networks, Inc.(a) ................................................ 62,085 10,987
Salesforce, Inc. ........................................................ 109,871 23,325
ServiceNow, Inc.(a) ..................................................... 93,985 10,997
Synopsys, Inc.(a) ....................................................... 23,964 11,146
Workday, Inc., Class A(a) ................................................. 38,124 6,696
364,710
Technology Hardware, Storage & Peripherals (4.8%):
Apple, Inc. ........................................................... 472,665 122,647
Total Common Stocks (Cost $797,812)
a
a
a
2,540,367
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.58%(d) ........ 79,800 80
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(d) ............ 79,800 80
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(d) ............... 79,800 80
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.60%(d) . 79,800 79
Total Collateral for Securities Loaned (Cost $319)
a
a
a
319
Total Investments (Cost $798,131) — 98.9% 2,540,686
Other assets in excess of liabilities —  1.1% 27,198
NET ASSETS - 100.00% $ 2,567,884
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (10.0%):
Alphabet, Inc. , Class A ................................................... 160,342 $ 54,195
Alphabet, Inc. , Class C ................................................... 163,127 55,223
AT&T, Inc. ........................................................... 107,517 2,818
Charter Communications, Inc. , Class A (a) (b) ................................... 1,507 311
Comcast Corp. , Class A .................................................. 347,826 10,348
Electronic Arts, Inc. ..................................................... 4,719 962
Fox Corp. , Class A ...................................................... 3,334 243
Fox Corp. , Class B ...................................................... 2,116 139
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 3,471 302
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 366 29
Live Nation Entertainment, Inc. (a) ........................................... 2,449 356
Meta Platforms, Inc. , Class A .............................................. 66,146 47,394
Netflix, Inc. (a) ......................................................... 120,083 10,026
News Corp. , Class A ..................................................... 5,969 161
News Corp. , Class B (b) .................................................. 1,611 50
Omnicom Group, Inc. .................................................... 4,473 345
Pinterest, Inc. , Class A (a) ................................................. 9,483 210
Reddit, Inc. , Class A (a) ................................................... 2,078 375
ROBLOX Corp. , Class A (a) ............................................... 9,512 625
Spotify Technology SA (a) ................................................. 2,347 1,174
Take-Two Interactive Software, Inc. (a) ........................................ 2,742 604
The New York Times Co. , Class A ........................................... 116,000 8,504
The Trade Desk, Inc. , Class A (a) ............................................ 7,110 216
The Walt Disney Co. .................................................... 27,767 3,132
T-Mobile US, Inc. ...................................................... 7,427 1,465
Verizon Communications, Inc. .............................................. 432,229 19,243
Warner Bros Discovery, Inc. (a) ............................................. 37,333 1,028
219,478
Consumer Discretionary (7.6%):
Airbnb, Inc. , Class A (a) .................................................. 2,230 289
Amazon.com, Inc. (a) .................................................... 148,626 35,566
AutoZone, Inc. (a) ....................................................... 88 326
Best Buy Co., Inc. ...................................................... 1,021 66
Booking Holdings, Inc. ................................................... 178 890
Burlington Stores, Inc. (a) ................................................. 25,505 7,546
Carnival Corp. (a) ....................................................... 5,791 174
Carvana Co. , Class A (a) .................................................. 732 294
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 41,877 1,628
D.R. Horton, Inc. ....................................................... 1,398 208
Darden Restaurants, Inc. .................................................. 17,220 3,433
Domino's Pizza, Inc. ..................................................... 7,881 3,234
DoorDash, Inc. , Class A (a) ................................................ 1,818 372
DraftKings, Inc. (a) ...................................................... 2,522 69
eBay, Inc. ............................................................ 2,428 221
Expedia Group, Inc. ..................................................... 623 165
Ford Motor Co. ........................................................ 20,870 290
Garmin Ltd. ........................................................... 19,017 3,835
General Motors Co. ..................................................... 5,047 424
Genuine Parts Co. ...................................................... 738 103
Hilton Worldwide Holdings, Inc. ............................................ 10,501 3,135
Las Vegas Sands Corp. ................................................... 1,674 88
Lennar Corp. , Class A .................................................... 36,789 4,023
Lennar Corp. , Class B ................................................... 53 5
Lowe's Cos., Inc. ....................................................... 58,493 15,621
Lululemon Athletica, Inc. (a) ............................................... 543 95
Marriott International, Inc. , Class A .......................................... 1,203 379
McDonald's Corp. ...................................................... 23,831 7,507
NIKE, Inc. , Class B ..................................................... 6,151 380
NVR, Inc. (a) .......................................................... 14 107
O'Reilly Automotive, Inc. (a) ............................................... 4,473 440
PulteGroup, Inc. ........................................................ 36,297 4,540

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Ralph Lauren Corp. , Class A ............................................... 24,743 $ 8,744
Rivian Automotive, Inc. , Class A (a) .......................................... 3,998 59
Ross Stores, Inc. ....................................................... 1,698 320
Royal Caribbean Cruises Ltd. .............................................. 8,696 2,823
Somnigroup International, Inc. ............................................. 1,119 98
Starbucks Corp. ........................................................ 6,318 581
Tapestry, Inc. .......................................................... 30,075 3,817
Tesla, Inc. (a) .......................................................... 47,664 20,515
The Home Depot, Inc. ................................................... 5,579 2,090
The TJX Cos., Inc. ...................................................... 31,503 4,719
Tractor Supply Co. ...................................................... 2,789 142
Ulta Beauty, Inc. (a) ..................................................... 10,553 6,832
Viking Holdings Ltd. (a) .................................................. 1,630 118
Williams-Sonoma, Inc. ................................................... 48,411 9,907
Yum! Brands, Inc. ...................................................... 63,882 9,934
166,152
Consumer Staples (8.3%):
Altria Group, Inc. ....................................................... 378,584 23,468
Archer-Daniels-Midland Co. ............................................... 89,718 6,039
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,271 2,521
Brown-Forman Corp. , Class A .............................................. 936 26
Brown-Forman Corp. , Class B ............................................. 6,267 172
Bunge Global SA ....................................................... 3,416 389
Casey's General Stores, Inc. ............................................... 783 475
Church & Dwight Co., Inc. ................................................ 5,299 510
Colgate-Palmolive Co. ................................................... 113,812 10,276
Constellation Brands, Inc. , Class A .......................................... 3,357 526
Costco Wholesale Corp. .................................................. 14,346 13,489
Dollar General Corp. .................................................... 45,782 6,566
Dollar Tree, Inc. (a) ...................................................... 4,367 513
General Mills, Inc. ...................................................... 11,670 540
Ingredion, Inc. ......................................................... 39,200 4,630
Kenvue, Inc. .......................................................... 41,798 727
Keurig Dr. Pepper, Inc. ................................................... 28,104 771
Kimberly-Clark Corp. .................................................... 113,076 11,306
McCormick & Co., Inc. .................................................. 5,739 355
Mondelez International, Inc. , Class A ......................................... 28,039 1,639
Monster Beverage Corp. (a) ................................................ 15,153 1,224
PepsiCo, Inc. .......................................................... 78,826 12,110
Philip Morris International, Inc. ............................................. 70,614 12,671
Sysco Corp. ........................................................... 149,561 12,541
Target Corp. .......................................................... 38,115 4,020
The Clorox Co. ........................................................ 5,104 576
The Coca-Cola Co. ...................................................... 94,224 7,049
The Estee Lauder Cos., Inc. , Class A ......................................... 5,741 662
The Hershey Co. ....................................................... 3,210 625
The Kraft Heinz Co. ..................................................... 25,915 615
The Kroger Co. ........................................................ 131,268 8,250
The Procter & Gamble Co. ................................................ 150,885 22,900
Tyson Foods, Inc. , Class A ................................................ 6,133 401
U.S. Foods Holding Corp. (a) ............................................... 4,841 405
Walmart, Inc. .......................................................... 96,332 11,477
180,464
Energy (3.2%):
Chevron Corp. ......................................................... 15,745 2,785
Coterra Energy, Inc. ..................................................... 183,147 5,284
Devon Energy Corp. ..................................................... 150,071 6,034
Diamondback Energy, Inc. ................................................ 10,081 1,653
EOG Resources, Inc. .................................................... 153,469 17,209
Expand Energy Corp. .................................................... 900 101
Exxon Mobil Corp. ..................................................... 8,220 1,162
HF Sinclair Corp. ....................................................... 42,646 2,217

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Marathon Petroleum Corp. ................................................ 91,108 $ 16,052
Valero Energy Corp. ..................................................... 98,543 17,879
70,376
Financials (17.6%):
Affirm Holdings, Inc. , Class A (a) ............................................ 4,591 277
Aflac, Inc. ............................................................ 7,598 843
American Express Co. ................................................... 37,959 13,368
American Financial Group, Inc. ............................................. 20,531 2,675
American International Group, Inc. .......................................... 8,862 664
Ameriprise Financial, Inc. ................................................. 22,987 12,119
Aon PLC , Class A ...................................................... 3,441 1,203
Apollo Global Management, Inc. ............................................ 6,616 890
Arch Capital Group Ltd. (a) ................................................ 5,746 552
Ares Management Corp. , Class A ........................................... 3,420 512
Arthur J. Gallagher & Co. ................................................. 4,047 1,009
Axis Capital Holdings Ltd. ................................................ 13,000 1,341
Bank of America Corp. ................................................... 117,907 6,273
Bank OZK ............................................................ 66,992 3,186
Berkshire Hathaway, Inc. , Class A (a) ......................................... 5 3,613
Berkshire Hathaway, Inc. , Class B (a) ......................................... 22,136 10,637
BlackRock, Inc. ........................................................ 2,307 2,581
Blackstone, Inc. ........................................................ 11,783 1,678
Block, Inc. , Class A (a) ................................................... 8,768 530
Brown & Brown, Inc. .................................................... 4,752 343
Capital One Financial Corp. ............................................... 46,212 10,117
Cboe Global Markets, Inc. ................................................ 1,672 443
Chubb Ltd. ........................................................... 6,357 1,968
Cincinnati Financial Corp. ................................................ 26,807 4,313
Citigroup, Inc. ......................................................... 28,947 3,349
Citizens Financial Group, Inc. .............................................. 6,872 433
CME Group, Inc. , Class A ................................................. 5,727 1,655
Coinbase Global, Inc. , Class A (a) ........................................... 3,602 701
Corebridge Financial, Inc. ................................................. 6,242 192
Corpay, Inc. (a) ......................................................... 1,079 339
East West Bancorp, Inc. .................................................. 50,127 5,737
Equitable Holdings, Inc. .................................................. 4,900 227
Erie Indemnity Co. , Class A ............................................... 402 114
Evercore, Inc. , Class A ................................................... 17,571 6,207
Everest Group Ltd. ...................................................... 37,703 12,490
Fidelity National Financial, Inc. ............................................ 85,673 4,660
Fidelity National Information Services, Inc. .................................... 8,205 453
Fifth Third Bancorp ..................................................... 10,492 527
First Citizens Bancshares, Inc. , Class A ....................................... 141 292
First Horizon Corp. ..................................................... 20,982 514
Fiserv, Inc. (a) .......................................................... 8,416 536
Global Payments, Inc. .................................................... 3,804 273
Huntington Bancshares, Inc. ............................................... 283,396 4,954
Interactive Brokers Group, Inc. , Class A ....................................... 34,902 2,613
Intercontinental Exchange, Inc. ............................................. 9,167 1,593
Janus Henderson Group PLC .............................................. 13,349 643
JPMorgan Chase & Co. .................................................. 145,866 44,619
KeyCorp ............................................................. 17,442 375
KKR & Co., Inc. ....................................................... 11,047 1,262
Loews Corp. .......................................................... 2,742 289
LPL Financial Holdings, Inc. ............................................... 10,692 3,897
M&T Bank Corp. ....................................................... 2,481 550
Markel Group, Inc. (a) .................................................... 198 404
Marsh & McLennan Cos., Inc. ............................................. 7,832 1,474
Mastercard, Inc. , Class A ................................................. 13,265 7,147
MetLife, Inc. .......................................................... 8,828 696
Moody's Corp. ......................................................... 2,825 1,456
Morgan Stanley ........................................................ 19,523 3,569
MSCI, Inc. , Class A ..................................................... 1,193 727

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Nasdaq, Inc. .......................................................... 7,150 $ 693
Northern Trust Corp. .................................................... 33,710 5,037
PayPal Holdings, Inc. .................................................... 14,919 786
Popular, Inc. .......................................................... 31,842 4,252
Principal Financial Group, Inc. ............................................. 56,844 5,384
Prudential Financial, Inc. ................................................. 5,520 613
Raymond James Financial, Inc. ............................................. 2,854 473
Regions Financial Corp. .................................................. 13,914 397
Rithm Capital Corp. ..................................................... 42,000 459
Robinhood Markets, Inc. , Class A (a) ......................................... 12,312 1,225
Rocket Cos., Inc. , Class A ................................................. 13,756 247
S&P Global, Inc. ....................................................... 4,846 2,558
SEI Investments Co. ..................................................... 34,300 3,013
SoFi Technologies, Inc. (a) ................................................. 20,728 473
State Street Corp. ....................................................... 48,500 6,347
Synchrony Financial ..................................................... 112,669 8,183
T. Rowe Price Group, Inc. ................................................. 3,432 363
The Allstate Corp. ...................................................... 73,668 14,659
The Bank of New York Mellon Corp. ......................................... 141,974 17,026
The Carlyle Group, Inc. .................................................. 4,086 240
The Charles Schwab Corp. ................................................ 70,621 7,339
The Goldman Sachs Group, Inc. ............................................ 14,901 13,939
The Hartford Insurance Group, Inc. .......................................... 4,467 603
The PNC Financial Services Group, Inc. ...................................... 84,433 18,854
The Progressive Corp. ................................................... 21,729 4,520
The Travelers Cos., Inc. .................................................. 3,594 1,023
Toast, Inc. , Class A (a) .................................................... 7,170 223
Tradeweb Markets, Inc. , Class A ............................................ 33,733 3,477
Truist Financial Corp. .................................................... 20,544 1,056
U.S. Bancorp .......................................................... 24,859 1,395
Unum Group .......................................................... 28,866 2,193
Visa, Inc. , Class A ...................................................... 70,368 22,647
W.R. Berkley Corp. ..................................................... 86,597 5,939
Wells Fargo & Co. ...................................................... 306,281 27,715
Willis Towers Watson PLC ................................................ 1,543 490
Zions Bancorp NA ...................................................... 78,206 4,685
384,628
Health Care (13.9%):
Abbott Laboratories ..................................................... 45,523 4,976
AbbVie, Inc. .......................................................... 111,535 24,873
Agilent Technologies, Inc. ................................................. 3,739 500
Alnylam Pharmaceuticals, Inc. (a) ........................................... 4,688 1,585
Amgen, Inc. ........................................................... 19,160 6,550
Argenx SE , ADR (a) ..................................................... 4,338 3,646
Becton Dickinson & Co. .................................................. 3,834 780
Biogen, Inc. (a) ......................................................... 5,535 996
Boston Scientific Corp. (a) ................................................. 19,424 1,817
Bristol-Myers Squibb Co. ................................................. 368,966 20,312
Cardinal Health, Inc. .................................................... 43,602 9,369
Cencora, Inc. .......................................................... 15,690 5,636
Centene Corp. (a) ....................................................... 6,318 274
CVS Health Corp. ...................................................... 131,942 9,832
Danaher Corp. ......................................................... 8,761 1,918
Dexcom, Inc. (a) ........................................................ 29,207 2,133
Edwards Lifesciences Corp. (a) ............................................. 7,649 622
Elevance Health, Inc. .................................................... 13,425 4,642
Eli Lilly & Co. ......................................................... 28,511 29,570
Exact Sciences Corp. (a) .................................................. 6,563 672
GE HealthCare Technologies, Inc. ........................................... 6,044 477
Gilead Sciences, Inc. .................................................... 200,983 28,530
HCA Healthcare, Inc. .................................................... 4,985 2,434
Hologic, Inc. (a) ........................................................ 2,949 221
Humana, Inc. .......................................................... 1,627 318

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
IDEXX Laboratories, Inc. (a) ............................................... 1,062 $ 712
Illumina, Inc. (a) ........................................................ 1,983 287
Incyte Corp. (a) ......................................................... 7,275 728
Insmed, Inc. (a) ......................................................... 21,455 3,366
Insulet Corp. (a) ........................................................ 939 240
Intuitive Surgical, Inc. (a) ................................................. 12,530 6,318
IQVIA Holdings, Inc. (a) .................................................. 2,245 517
Johnson & Johnson ..................................................... 138,501 31,474
Labcorp Holdings, Inc. ................................................... 1,099 298
McKesson Corp. ....................................................... 6,401 5,321
Medtronic PLC ........................................................ 105,681 10,881
Merck & Co., Inc. ...................................................... 230,848 25,456
Mettler-Toledo International, Inc. (a) ......................................... 271 372
Natera, Inc. (a) ......................................................... 27,647 6,390
Pfizer, Inc. ............................................................ 380,908 10,071
Quest Diagnostics, Inc. ................................................... 15,380 2,876
Regeneron Pharmaceuticals, Inc. ............................................ 3,615 2,680
ResMed, Inc. .......................................................... 1,952 504
Royalty Pharma PLC , Class A .............................................. 45,147 1,882
STERIS PLC .......................................................... 1,312 345
Stryker Corp. .......................................................... 4,763 1,760
Tenet Healthcare Corp. (a) ................................................. 1,070 202
The Cigna Group ....................................................... 25,544 7,002
The Cooper Cos., Inc. (a) .................................................. 2,643 215
Thermo Fisher Scientific, Inc. .............................................. 5,016 2,902
United Therapeutics Corp. (a) .............................................. 1,427 670
UnitedHealth Group, Inc. ................................................. 41,866 12,013
Veeva Systems, Inc. , Class A (a) ............................................. 1,989 406
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,987 4,223
Waters Corp. (a) ........................................................ 787 292
West Pharmaceutical Services, Inc. .......................................... 943 218
Zimmer Biomet Holdings, Inc. ............................................. 2,658 231
Zoetis, Inc. , Class A ..................................................... 5,862 732
304,267
Industrials (8.6%):
3M Co. .............................................................. 22,126 3,389
Allegion PLC ......................................................... 19,300 3,192
Armstrong World Industries, Inc. ............................................ 10,700 1,966
Automatic Data Processing, Inc. ............................................ 60,721 14,987
Broadridge Financial Solutions, Inc. ......................................... 17,100 3,371
Builders FirstSource, Inc. (a) ............................................... 13,901 1,590
BWX Technologies, Inc. .................................................. 15,528 3,190
C.H. Robinson Worldwide, Inc. ............................................. 58,056 11,318
Carlisle Cos., Inc. ....................................................... 9,675 3,298
Caterpillar, Inc. ........................................................ 23,262 15,291
Clean Harbors, Inc. (a) ................................................... 9,027 2,346
Cummins, Inc. ......................................................... 25,802 14,935
Expeditors International of Washington, Inc. .................................... 48,625 7,806
FedEx Corp. .......................................................... 15,555 5,013
FTAI Aviation Ltd. ...................................................... 10,317 2,810
General Dynamics Corp. .................................................. 30,880 10,842
HEICO Corp. , Class A ................................................... 13,535 3,446
Howmet Aerospace, Inc. .................................................. 18,369 3,822
Huntington Ingalls Industries, Inc. ........................................... 11,960 5,029
Leidos Holdings, Inc. .................................................... 21,200 3,992
Lockheed Martin Corp. ................................................... 31,269 19,831
Masco Corp. .......................................................... 80,020 5,289
Otis Worldwide Corp. .................................................... 144,937 12,380
Owens Corning ........................................................ 26,033 3,120
Quanta Services, Inc. .................................................... 7,963 3,779
SS&C Technologies Holdings, Inc. .......................................... 60,510 4,955
Trane Technologies PLC .................................................. 16,538 6,956
Uber Technologies, Inc. (a) ................................................ 42,383 3,393

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 43,733 $ 4,645
Woodward, Inc. ........................................................ 7,394 2,350
188,331
Information Technology (22.4%):
Accenture PLC , Class A .................................................. 72,001 18,982
Adobe, Inc. (a) ......................................................... 3,404 998
Advanced Micro Devices, Inc. (a) ............................................ 13,088 3,098
Amphenol Corp. , Class A ................................................. 9,732 1,402
Analog Devices, Inc. .................................................... 3,978 1,237
Apple, Inc. ........................................................... 288,375 74,828
Applied Materials, Inc. ................................................... 42,289 13,631
AppLovin Corp. , Class A (a) ............................................... 10,709 5,067
Arista Networks, Inc. (a) .................................................. 50,132 7,106
Astera Labs, Inc. (a) ..................................................... 1,099 165
Atlassian Corp. , Class A (a) ................................................ 1,284 152
Autodesk, Inc. (a) ....................................................... 12,966 3,279
Broadcom, Inc. ........................................................ 82,716 27,404
Cadence Design Systems, Inc. (a) ............................................ 2,145 636
CDW Corp. ........................................................... 1,050 133
Ciena Corp. (a) ......................................................... 1,216 306
Cisco Systems, Inc. ..................................................... 262,527 20,561
Cloudflare, Inc. , Class A (a) ................................................ 2,419 429
Cognizant Technology Solutions Corp. , Class A ................................. 55,772 4,577
Coherent Corp. (a) ...................................................... 1,330 282
CoreWeave, Inc. , Class A (a) ............................................... 2,581 240
Corning, Inc. .......................................................... 6,243 645
Credo Technology Group Holding Ltd. (a) ..................................... 1,327 166
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,921 848
Datadog, Inc. , Class A (a) ................................................. 2,490 322
Dell Technologies, Inc. , Class C ............................................ 2,498 286
Docusign, Inc. , Class A (a) ................................................. 1,602 84
Dynatrace, Inc. (a) ...................................................... 2,399 91
F5, Inc. (a) ............................................................ 459 126
Fair Isaac Corp. (a) ...................................................... 186 272
First Solar, Inc. (a) ...................................................... 814 184
Fortinet, Inc. (a) ........................................................ 5,085 413
Gartner, Inc. (a) ........................................................ 593 124
Gen Digital, Inc. ....................................................... 4,515 108
GoDaddy, Inc. , Class A (a) ................................................. 1,113 112
Guidewire Software, Inc. (a) ............................................... 663 93
Hewlett Packard Enterprise Co. ............................................. 209,440 4,507
HP, Inc. .............................................................. 183,984 3,577
HubSpot, Inc. (a) ....................................................... 401 112
Intel Corp. (a) .......................................................... 34,306 1,594
International Business Machines Corp. ........................................ 44,341 13,599
Intuit, Inc. ............................................................ 2,220 1,108
IonQ, Inc. (a) (b) ........................................................ 2,940 118
Jabil, Inc. ............................................................ 833 198
Keysight Technologies, Inc. (a) ............................................. 1,369 296
KLA Corp. ........................................................... 5,571 7,955
Lam Research Corp. ..................................................... 86,630 20,225
Lumentum Holdings, Inc. (a) ............................................... 596 234
Marvell Technology, Inc. ................................................. 6,634 524
Microchip Technology, Inc. ................................................ 4,216 320
Micron Technology, Inc. .................................................. 9,067 3,762
Microsoft Corp. ........................................................ 156,775 67,459
MongoDB, Inc. , Class A (a) ................................................ 627 233
Monolithic Power Systems, Inc. ............................................ 6,849 7,699
Motorola Solutions, Inc. .................................................. 1,330 535
NetApp, Inc. .......................................................... 77,723 7,489
NVIDIA Corp. ......................................................... 517,512 98,912
Okta, Inc. , Class A (a) .................................................... 1,358 115
ON Semiconductor Corp. (a) ............................................... 3,254 195

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Oracle Corp. .......................................................... 47,838 $ 7,873
Palantir Technologies, Inc. , Class A (a) ........................................ 29,330 4,299
Palo Alto Networks, Inc. (a) ................................................ 25,846 4,574
PTC, Inc. (a) ........................................................... 959 150
Pure Storage, Inc. , Class A (a) .............................................. 2,445 170
QUALCOMM, Inc. ..................................................... 111,384 16,885
Roper Technologies, Inc. .................................................. 873 324
Salesforce, Inc. ........................................................ 7,365 1,563
Sandisk Corp. (a) ....................................................... 1,138 656
Seagate Technology Holdings PLC .......................................... 1,677 684
ServiceNow, Inc. (a) ..................................................... 38,767 4,536
Snowflake, Inc. , Class A (a) ................................................ 22,694 4,373
Strategy, Inc. , Class A (a) .................................................. 2,275 341
Super Micro Computer, Inc. (a) ............................................. 4,142 121
Synopsys, Inc. (a) ....................................................... 9,250 4,302
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 12,449 4,115
TE Connectivity PLC .................................................... 2,357 525
Teledyne Technologies, Inc. (a) ............................................. 374 232
Teradyne, Inc. ......................................................... 1,265 305
Texas Instruments, Inc. ................................................... 7,374 1,589
Trimble, Inc. (a) ........................................................ 1,908 129
Twilio, Inc. , Class A (a) ................................................... 1,173 141
Tyler Technologies, Inc. (a) ................................................ 350 129
Unity Software, Inc. (a) ................................................... 2,935 85
VeriSign, Inc. .......................................................... 749 183
Western Digital Corp. .................................................... 2,759 690
Workday, Inc. , Class A (a) ................................................. 1,742 306
Zoom Communications, Inc. , Class A (a) ...................................... 2,130 196
Zscaler, Inc. (a) ......................................................... 785 157
488,786
Materials (2.4%):
CF Industries Holdings, Inc. ............................................... 170,930 15,936
Corteva, Inc. .......................................................... 48,800 3,553
CRH PLC ............................................................ 26,882 3,291
Ecolab, Inc. ........................................................... 14,160 3,993
LyondellBasell Industries NV , Class A ........................................ 67,482 3,306
Packaging Corp. of America ............................................... 22,727 5,058
Reliance, Inc. .......................................................... 25,447 8,385
Steel Dynamics, Inc. ..................................................... 24,288 4,361
The Mosaic Co. ........................................................ 162,600 4,471
52,354
Real Estate (2.2%):
American Healthcare REIT, Inc. ............................................ 35,300 1,656
American Tower Corp. ................................................... 12,200 2,187
Brixmor Property Group, Inc. .............................................. 70,700 1,894
Camden Property Trust ................................................... 17,400 1,898
CareTrust REIT, Inc. .................................................... 43,400 1,621
Cousins Properties, Inc. .................................................. 55,400 1,398
Crown Castle, Inc. ...................................................... 2,920 254
CubeSmart ........................................................... 20,033 752
Digital Realty Trust, Inc. .................................................. 14,500 2,406
Equinix, Inc. .......................................................... 2,847 2,337
Equity Residential ...................................................... 38,000 2,368
First Industrial Realty Trust, Inc. ............................................ 35,600 2,066
Healthpeak Properties, Inc. ................................................ 27,793 479
Invitation Homes, Inc. ................................................... 72,000 1,925
Kimco Realty Corp. ..................................................... 103,518 2,182
Omega Healthcare Investors, Inc. ........................................... 55,000 2,413
Prologis, Inc. .......................................................... 23,761 3,102
Public Storage ......................................................... 7,900 2,182
Realty Income Corp. .................................................... 10,000 612
Simon Property Group, Inc. ............................................... 19,936 3,814

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Ventas, Inc. ........................................................... 43,000 $ 3,340
Welltower, Inc. ......................................................... 33,900 6,385
47,271
Utilities (3.5%):
Alliant Energy Corp. .................................................... 5,718 377
Ameren Corp. ......................................................... 37,776 3,902
American Electric Power Co., Inc. ........................................... 11,837 1,418
American Water Works Co., Inc. ............................................ 4,446 574
Atmos Energy Corp. ..................................................... 3,543 589
CenterPoint Energy, Inc. .................................................. 14,393 571
CMS Energy Corp. ...................................................... 6,599 472
Consolidated Edison, Inc. ................................................. 7,946 847
Constellation Energy Corp. ................................................ 6,902 1,937
Dominion Energy, Inc. ................................................... 18,924 1,139
DTE Energy Co. ....................................................... 4,580 615
Duke Energy Corp. ...................................................... 16,370 1,987
Edison International ..................................................... 208,344 12,976
Entergy Corp. ......................................................... 9,817 941
Evergy, Inc. ........................................................... 118,763 9,113
Eversource Energy ...................................................... 8,250 570
Exelon Corp. .......................................................... 22,313 999
FirstEnergy Corp. ....................................................... 12,839 608
National Fuel Gas Co. ................................................... 31,700 2,655
NextEra Energy, Inc. .................................................... 46,218 4,063
NiSource, Inc. ......................................................... 89,701 3,973
NRG Energy, Inc. ....................................................... 30,823 4,705
OGE Energy Corp. ...................................................... 84,703 3,700
PG&E Corp. .......................................................... 48,560 749
PPL Corp. ............................................................ 16,311 591
Public Service Enterprise Group, Inc. ......................................... 11,100 914
Sempra .............................................................. 14,289 1,243
Talen Energy Corp. (a) ................................................... 973 339
The Southern Co. ....................................................... 24,405 2,180
Vistra Corp. ........................................................... 7,316 1,158
WEC Energy Group, Inc. ................................................. 78,923 8,734
Xcel Energy, Inc. ....................................................... 13,070 994
75,633
Total Common Stocks (Cost $1,479,622)
a
a
a
2,177,740
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (d) ........ 117,480 117
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (d) ............ 117,480 117
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (d) ............... 117,480 118
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (d) . 117,480 118
Total Collateral for Securities Loaned (Cost $470)
a
a
a
470
Total Investments (Cost $1,480,092) — 99.7% 2,178,210
Other assets in excess of liabilities —  0.3% 7,558
NET ASSETS - 100.00% $ 2,185,768
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (5.9%):
Alphabet, Inc. , Class A ................................................... 175,162 $ 59,205
Comcast Corp. , Class A .................................................. 724,001 21,539
Meta Platforms, Inc. , Class A .............................................. 5,671 4,063
The New York Times Co. , Class A ........................................... 502,523 36,840
Verizon Communications, Inc. .............................................. 879,446 39,153
160,800
Consumer Discretionary (6.2%):
Darden Restaurants, Inc. .................................................. 35,212 7,019
Domino's Pizza, Inc. ..................................................... 19,898 8,165
Lennar Corp. , Class A .................................................... 52,541 5,745
Lowe's Cos., Inc. ....................................................... 138,776 37,062
McDonald's Corp. ...................................................... 39,969 12,590
PulteGroup, Inc. ........................................................ 88,270 11,042
Ralph Lauren Corp. , Class A ............................................... 61,885 21,871
Tapestry, Inc. .......................................................... 65,631 8,329
The TJX Cos., Inc. ...................................................... 49,578 7,427
Williams-Sonoma, Inc. ................................................... 120,159 24,591
Yum! Brands, Inc. ...................................................... 156,262 24,299
168,140
Consumer Staples (9.9%):
Altria Group, Inc. ....................................................... 821,893 50,949
Archer-Daniels-Midland Co. ............................................... 198,340 13,350
Colgate-Palmolive Co. ................................................... 239,956 21,666
Dollar General Corp. .................................................... 102,559 14,710
Ingredion, Inc. ......................................................... 132,932 15,699
Kimberly-Clark Corp. .................................................... 265,235 26,521
PepsiCo, Inc. .......................................................... 122,237 18,779
Philip Morris International, Inc. ............................................. 84,527 15,168
Sysco Corp. ........................................................... 348,220 29,198
Target Corp. .......................................................... 70,403 7,425
The Kroger Co. ........................................................ 292,542 18,386
The Procter & Gamble Co. ................................................ 249,064 37,801
269,652
Energy (5.7%):
Chevron Corp. ......................................................... 37,221 6,584
Coterra Energy, Inc. ..................................................... 440,818 12,718
Devon Energy Corp. ..................................................... 375,485 15,098
EOG Resources, Inc. .................................................... 384,712 43,138
HF Sinclair Corp. ....................................................... 95,680 4,974
Marathon Petroleum Corp. ................................................ 166,683 29,368
Valero Energy Corp. ..................................................... 246,440 44,712
156,592
Financials (20.2%):
American Express Co. ................................................... 66,088 23,274
American Financial Group, Inc. ............................................. 51,256 6,677
Ameriprise Financial, Inc. ................................................. 53,757 28,340
Bank OZK ............................................................ 152,533 7,255
Capital One Financial Corp. ............................................... 90,039 19,712
Cincinnati Financial Corp. ................................................ 60,867 9,793
East West Bancorp, Inc. .................................................. 125,545 14,367
Evercore, Inc. , Class A ................................................... 43,971 15,534
Everest Group Ltd. ...................................................... 95,665 31,692
Fidelity National Financial, Inc. ............................................ 214,407 11,662
Interactive Brokers Group, Inc. , Class A ....................................... 63,102 4,725
JPMorgan Chase & Co. .................................................. 248,342 75,965
Northern Trust Corp. .................................................... 76,906 11,492
Principal Financial Group, Inc. ............................................. 133,443 12,640
SEI Investments Co. ..................................................... 218,817 19,223
State Street Corp. ....................................................... 111,903 14,644

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Synchrony Financial ..................................................... 257,512 $ 18,703
The Allstate Corp. ...................................................... 148,711 29,592
The Bank of New York Mellon Corp. ......................................... 286,648 34,375
The Charles Schwab Corp. ................................................ 107,975 11,221
The Goldman Sachs Group, Inc. ............................................ 24,445 22,866
The PNC Financial Services Group, Inc. ...................................... 195,631 43,684
W.R. Berkley Corp. ..................................................... 208,268 14,283
Wells Fargo & Co. ...................................................... 638,637 57,790
Zions Bancorp NA ...................................................... 176,230 10,558
550,067
Health Care (14.8%):
Abbott Laboratories ..................................................... 57,332 6,266
AbbVie, Inc. .......................................................... 121,449 27,084
Bristol-Myers Squibb Co. ................................................. 854,709 47,052
Cardinal Health, Inc. .................................................... 87,780 18,862
Cencora, Inc. .......................................................... 24,529 8,811
CVS Health Corp. ...................................................... 287,961 21,459
Elevance Health, Inc. .................................................... 26,987 9,331
Gilead Sciences, Inc. .................................................... 392,720 55,747
HCA Healthcare, Inc. .................................................... 7,396 3,611
Johnson & Johnson ..................................................... 262,336 59,616
McKesson Corp. ....................................................... 12,085 10,045
Medtronic PLC ........................................................ 223,760 23,038
Merck & Co., Inc. ...................................................... 498,197 54,936
Pfizer, Inc. ............................................................ 762,959 20,173
Royalty Pharma PLC , Class A .............................................. 99,301 4,139
The Cigna Group ....................................................... 55,134 15,113
UnitedHealth Group, Inc. ................................................. 59,929 17,195
402,478
Industrials (13.9%):
3M Co. .............................................................. 53,268 8,159
Allegion PLC ......................................................... 48,304 7,989
Armstrong World Industries, Inc. ............................................ 26,670 4,900
Automatic Data Processing, Inc. ............................................ 142,760 35,236
Broadridge Financial Solutions, Inc. ......................................... 43,248 8,525
C.H. Robinson Worldwide, Inc. ............................................. 112,271 21,887
Carlisle Cos., Inc. ....................................................... 23,429 7,987
Caterpillar, Inc. ........................................................ 40,574 26,672
Cummins, Inc. ......................................................... 63,784 36,919
Expeditors International of Washington, Inc. .................................... 121,679 19,534
FedEx Corp. .......................................................... 37,756 12,167
General Dynamics Corp. .................................................. 77,238 27,117
Huntington Ingalls Industries, Inc. ........................................... 23,268 9,784
Leidos Holdings, Inc. .................................................... 53,080 9,994
Lockheed Martin Corp. ................................................... 78,289 49,652
Masco Corp. .......................................................... 200,887 13,277
Otis Worldwide Corp. .................................................... 362,650 30,978
Owens Corning ........................................................ 67,515 8,091
SS&C Technologies Holdings, Inc. .......................................... 151,409 12,399
Trane Technologies PLC .................................................. 41,383 17,405
United Parcel Service, Inc. , Class B .......................................... 112,608 11,961
380,633
Information Technology (9.8%):
Accenture PLC , Class A .................................................. 167,476 44,153
Applied Materials, Inc. ................................................... 89,911 28,980
Cisco Systems, Inc. ..................................................... 578,112 45,278
Cognizant Technology Solutions Corp. , Class A ................................. 117,216 9,619
Hewlett Packard Enterprise Co. ............................................. 510,227 10,980
HP, Inc. .............................................................. 457,240 8,889
International Business Machines Corp. ........................................ 92,113 28,251
KLA Corp. ........................................................... 11,360 16,221
Lam Research Corp. ..................................................... 80,644 18,827

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
NetApp, Inc. .......................................................... 191,186 $ 18,421
QUALCOMM, Inc. ..................................................... 243,383 36,895
266,514
Materials (4.6%):
CF Industries Holdings, Inc. ............................................... 427,716 39,876
Corteva, Inc. .......................................................... 122,144 8,892
CRH PLC ............................................................ 63,424 7,764
Ecolab, Inc. ........................................................... 35,445 9,995
LyondellBasell Industries NV , Class A ........................................ 168,847 8,273
Packaging Corp. of America ............................................... 33,204 7,390
Reliance, Inc. .......................................................... 63,706 20,991
Steel Dynamics, Inc. ..................................................... 60,694 10,899
The Mosaic Co. ........................................................ 406,872 11,189
125,269
Real Estate (4.2%):
American Healthcare REIT, Inc. ............................................ 81,014 3,800
American Tower Corp. ................................................... 30,536 5,475
Brixmor Property Group, Inc. .............................................. 184,881 4,953
Camden Property Trust ................................................... 44,147 4,814
CareTrust REIT, Inc. .................................................... 111,268 4,155
Cousins Properties, Inc. .................................................. 136,139 3,436
Digital Realty Trust, Inc. .................................................. 36,164 6,001
Equinix, Inc. .......................................................... 7,345 6,030
Equity Residential ...................................................... 95,087 5,926
First Industrial Realty Trust, Inc. ............................................ 92,391 5,361
Invitation Homes, Inc. ................................................... 181,585 4,854
Kimco Realty Corp. ..................................................... 265,815 5,603
Omega Healthcare Investors, Inc. ........................................... 137,637 6,040
Prologis, Inc. .......................................................... 60,845 7,944
Public Storage ......................................................... 20,375 5,627
Simon Property Group, Inc. ............................................... 51,108 9,778
Ventas, Inc. ........................................................... 107,673 8,363
Welltower, Inc. ......................................................... 84,800 15,973
114,133
Utilities (4.5%):
Ameren Corp. ......................................................... 80,505 8,314
Edison International ..................................................... 499,981 31,139
Evergy, Inc. ........................................................... 284,656 21,842
National Fuel Gas Co. ................................................... 217,788 18,240
NiSource, Inc. ......................................................... 202,660 8,976
NRG Energy, Inc. ....................................................... 65,167 9,946
OGE Energy Corp. ...................................................... 118,308 5,168
WEC Energy Group, Inc. ................................................. 179,647 19,881
123,506
Total Common Stocks (Cost $2,144,082)
a
a
a
2,717,784
Total Investments (Cost $2,144,082) — 99.7% 2,717,784
Other assets in excess of liabilities —  0.3% 8,553
NET ASSETS - 100.00% $ 2,726,337
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (0.1%):
Information Technology (0.1%):
Atlassian Corp. , Class A (a) ................................................ 14,440 $ 1,707
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 530 162
Canada (0.7%):
Health Care (0.0%):(b)
Xenon Pharmaceuticals, Inc. (a) ............................................. 1,137 47
Information Technology (0.7%):
Celestica, Inc. (a) ....................................................... 21,644 6,082
Shopify, Inc. , Class A (a) .................................................. 27,000 3,543
9,625
9,672
China (0.0%):(b)
Health Care (0.0%):(b)
GenFleet Therapeutics Shanghai, Inc. , Class H (a) ................................ 8,600 34
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class H (a) ............................. 4,318 38
72
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S , ADR (a) ............................................. 325 73
Germany (0.1%):
Information Technology (0.1%):
SAP SE , ADR ......................................................... 9,289 1,867
Ireland (0.5%):
Health Care (0.0%):(b)
ICON PLC (a) ......................................................... 362 65
Medtronic PLC ........................................................ 2,589 267
332
Information Technology (0.5%):
TE Connectivity PLC .................................................... 27,312 6,084
6,416
Israel (1.2%):
Information Technology (1.2%):
CyberArk Software Ltd. (a) ................................................ 24,161 10,409
Monday.com Ltd. (a) ..................................................... 16,121 1,850
Wix.com Ltd. (a) ........................................................ 46,330 4,023
16,282
Netherlands (0.5%):
Health Care (0.0%):(b)
Argenx SE , ADR (a) ..................................................... 137 115
Newamsterdam Pharma Co. NV (a) .......................................... 878 28
Pharvaris NV (a) ........................................................ 2,001 54
QIAGEN NV .......................................................... 1,120 60
257
Information Technology (0.5%):
ASML Holding NV , Registered Shares , NYS ................................... 2,367 3,368
NXP Semiconductors NV ................................................. 12,058 2,727
6,095
6,352
South Korea (0.4%):
Information Technology (0.4%):
SK hynix, Inc. ......................................................... 8,492 5,303

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Switzerland (0.0%):(b)
Health Care (0.0%):(b)
Galderma Group AG .................................................... 434 $ 81
Oculis Holding AG (a) .................................................... 2,198 62
143
Taiwan (1.1%):
Information Technology (1.1%):
Silicon Motion Technology Corp. , ADR ....................................... 75,238 8,948
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 96,505 5,337
14,285
Thailand (0.9%):
Information Technology (0.9%):
Fabrinet (a) ............................................................ 23,330 11,419
United Kingdom (0.0%):(b)
Health Care (0.0%):(b)
AstraZeneca PLC , ADR .................................................. 1,036 96
GSK PLC ............................................................ 5,454 141
Immunocore Holdings PLC , ADR (a) ......................................... 1,149 38
275
United States (93.9%):
Communication Services (14.3%):
Alphabet, Inc. , Class A ................................................... 158,700 53,641
Meta Platforms, Inc. , Class A .............................................. 124,746 89,380
Netflix, Inc. (a) ......................................................... 249,240 20,809
Pinterest, Inc. , Class A (a) ................................................. 56,803 1,257
Reddit, Inc. , Class A (a) ................................................... 63,887 11,517
ROBLOX Corp. , Class A (a) ............................................... 70,038 4,606
Take-Two Interactive Software, Inc. (a) ........................................ 41,005 9,033
The Trade Desk, Inc. , Class A (a) ............................................ 42,790 1,298
191,541
Consumer Discretionary (4.5%):
Airbnb, Inc. , Class A (a) .................................................. 15,598 2,018
Amazon.com, Inc. (a) .................................................... 240,293 57,502
Navan, Inc. , Class A (a) (c) ................................................. 4,900 56
59,576
Consumer Staples (0.4%):
Maplebear, Inc. (a) ...................................................... 133,277 4,952
Financials (2.9%):
Block, Inc. , Class A (a) ................................................... 25,622 1,548
Corpay, Inc. (a) ......................................................... 6,630 2,086
Euronet Worldwide, Inc. (a) ................................................ 41,820 3,030
HCI Group, Inc. ........................................................ 26,010 4,127
Mastercard, Inc. , Class A ................................................. 19,797 10,667
Toast, Inc. , Class A (a) .................................................... 76,802 2,389
Visa, Inc. , Class A ...................................................... 48,307 15,547
39,394
Health Care (13.6%):
Abbott Laboratories ..................................................... 2,960 324
AbbVie, Inc. .......................................................... 1,825 407
Absci Corp. (a) (c) ....................................................... 363,982 1,088
Acadia Healthcare Co., Inc. (a) .............................................. 2,694 36
Adaptive Biotechnologies Corp. (a) .......................................... 1,379 25
Agilent Technologies, Inc. ................................................. 998 134
Aktis Oncology, Inc. (a) ................................................... 1,240 25
Alignment Healthcare, Inc. (a) .............................................. 2,927 66
Alnylam Pharmaceuticals, Inc. (a) ........................................... 184 62
AnaptysBio, Inc. (a) ..................................................... 188,887 8,955
Apellis Pharmaceuticals, Inc. (a) ............................................ 1,943 44
Apogee Therapeutics, Inc. (a) ............................................... 76,490 5,011

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Arcellx, Inc. (a) ........................................................ 52,168 $ 3,564
Arcus Biosciences, Inc. (a) ................................................. 2,707 57
Avantor, Inc. (a) ........................................................ 6,234 68
Biogen, Inc. (a) ......................................................... 567 102
Bio-Techne Corp. ....................................................... 1,182 76
Boston Scientific Corp. (a) ................................................. 1,644 154
Bridgebio Pharma, Inc. (a) ................................................. 126,149 9,748
Bristol-Myers Squibb Co. ................................................. 1,201 66
CAMP4 Therapeutics Corp. (a) (c) ........................................... 227,800 843
Cardinal Health, Inc. .................................................... 719 154
Celldex Therapeutics, Inc. (a) ............................................... 2,222 55
Cencora, Inc. .......................................................... 789 283
CG oncology, Inc. (a) .................................................... 178 9
Corvus Pharmaceuticals, Inc. (a) ............................................ 400 8
Crinetics Pharmaceuticals, Inc. (a) ........................................... 143,415 7,162
CVS Health Corp. ...................................................... 2,193 163
Cytokinetics, Inc. (a) ..................................................... 918 58
Danaher Corp. ......................................................... 1,478 324
Dexcom, Inc. (a) ........................................................ 1,447 106
Dianthus Therapeutics, Inc. (a) .............................................. 830 44
Disc Medicine, Inc. , Class A (a) ............................................. 92,321 7,138
Dyne Therapeutics, Inc. (a) ................................................ 103,201 1,846
Edwards Lifesciences Corp. (a) ............................................. 3,685 300
Elanco Animal Health, Inc. (a) .............................................. 2,935 71
Elevance Health, Inc. .................................................... 540 187
Eli Lilly & Co. ......................................................... 12,673 13,144
Encompass Health Corp. .................................................. 648 61
Guardant Health, Inc. (a) .................................................. 223,234 25,458
HCA Healthcare, Inc. .................................................... 347 169
HeartFlow, Inc. (a) (c) .................................................... 1,167 35
Ideaya Biosciences, Inc. (a) ................................................ 161,707 5,205
Immunome, Inc. (a) ...................................................... 1,553 38
Incyte Corp. (a) ......................................................... 656 66
Insmed, Inc. (a) ......................................................... 85,089 13,348
Inspire Medical Systems, Inc. (a) ............................................ 528 40
Intuitive Surgical, Inc. (a) ................................................. 738 372
Ionis Pharmaceuticals, Inc. (a) .............................................. 1,056 87
Johnson & Johnson ..................................................... 2,360 536
Kymera Therapeutics, Inc. (a) .............................................. 27,329 1,987
Madrigal Pharmaceuticals, Inc. (a) ........................................... 119 58
Merck & Co., Inc. ...................................................... 5,520 609
Mineralys Therapeutics, Inc. (a) ............................................. 828 26
Mirum Pharmaceuticals, Inc. (a) ............................................. 507 52
Natera, Inc. (a) ......................................................... 53,244 12,307
Nuvalent, Inc. , Class A (a) ................................................. 388 40
Olema Pharmaceuticals, Inc. (a) (c) ........................................... 256,131 6,588
Option Care Health, Inc. (a) ................................................ 1,907 65
ORIC Pharmaceuticals, Inc. (a) ............................................. 360,193 3,696
Protagonist Therapeutics, Inc. (a) ............................................ 78,369 6,411
PTC Therapeutics, Inc. (a) ................................................. 694 52
Regeneron Pharmaceuticals, Inc. ............................................ 108 80
Revolution Medicines, Inc. (a) .............................................. 153,589 14,890
Scholar Rock Holding Corp. (a) ............................................. 749 33
Soleno Therapeutics, Inc. (a) ............................................... 1,086 42
Spyre Therapeutics, Inc. (a) ................................................ 77,126 2,466
STERIS PLC .......................................................... 376 99
Structure Therapeutics, Inc. , ADR (a) ......................................... 757 67
Stryker Corp. .......................................................... 339 125
Thermo Fisher Scientific, Inc. .............................................. 344 199
Trevi Therapeutics, Inc. (a) ................................................ 2,704 28
Twist Bioscience Corp. (a) ................................................. 83,568 3,432
United Therapeutics Corp. (a) .............................................. 244 115
UnitedHealth Group, Inc. ................................................. 1,714 492

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
Vaxcyte, Inc. (a) ........................................................ 1,021 $ 55
Veeva Systems, Inc. , Class A (a) ............................................. 16,295 3,323
Vertex Pharmaceuticals, Inc. (a) ............................................. 16,970 7,974
Viridian Therapeutics, Inc. (a) .............................................. 250,211 8,257
Zymeworks, Inc. (a) ..................................................... 82,922 1,868
182,758
Information Technology (58.2%):
Adobe, Inc. (a) ......................................................... 14,737 4,322
Advanced Micro Devices, Inc. (a) ............................................ 18,769 4,443
Amphenol Corp. , Class A ................................................. 99,947 14,400
Appfolio, Inc. , Class A (a) ................................................. 9,943 1,888
Apple, Inc. ........................................................... 110,357 28,635
AppLovin Corp. , Class A (a) ............................................... 68,013 32,178
Arista Networks, Inc. (a) .................................................. 167,737 23,775
Autodesk, Inc. (a) ....................................................... 24,879 6,291
Broadcom, Inc. ........................................................ 112,915 37,409
Cadence Design Systems, Inc. (a) ............................................ 30,611 9,072
Coherent Corp. (a) ...................................................... 114,100 24,210
Credo Technology Group Holding Ltd. (a) ..................................... 84,413 10,575
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,746 771
Docusign, Inc. , Class A (a) ................................................. 40,217 2,113
Dropbox, Inc. , Class A (a) ................................................. 193,182 4,922
Dynatrace, Inc. (a) ...................................................... 126,144 4,805
Elastic NV (a) .......................................................... 25,625 1,689
Fair Isaac Corp. (a) ...................................................... 4,878 7,137
First Solar, Inc. (a) ...................................................... 6,165 1,390
Flex Ltd. (a) ........................................................... 42,301 2,667
Fortinet, Inc. (a) ........................................................ 53,041 4,310
Gartner, Inc. (a) ........................................................ 5,809 1,218
Gitlab, Inc. , Class A (a) ................................................... 73,206 2,561
GoDaddy, Inc. , Class A (a) ................................................. 22,701 2,282
Impinj, Inc. (a) ......................................................... 42,956 5,932
Intuit, Inc. ............................................................ 14,687 7,328
Jabil, Inc. ............................................................ 2,652 629
JFrog Ltd. (a) .......................................................... 193,638 10,611
KLA Corp. ........................................................... 5,438 7,765
Klaviyo, Inc. , Class A (a) .................................................. 307,600 6,832
Lam Research Corp. ..................................................... 146,143 34,119
MACOM Technology Solutions Holdings, Inc. (a) ................................ 142,052 31,118
Manhattan Associates, Inc. (a) .............................................. 10,594 1,600
MaxLinear, Inc. , Class A (a) ................................................ 531,773 9,226
Microsoft Corp. ........................................................ 184,729 79,487
MKS, Inc. ............................................................ 14,342 3,376
Monolithic Power Systems, Inc. ............................................ 22,809 25,641
Motorola Solutions, Inc. .................................................. 7,653 3,081
Novanta, Inc. (a) ........................................................ 42,588 5,730
Nutanix, Inc. , Class A (a) .................................................. 54,975 2,162
NVIDIA Corp. ......................................................... 768,853 146,951
Oracle Corp. .......................................................... 122,469 20,156
Palantir Technologies, Inc. , Class A (a) ........................................ 85,180 12,487
Palo Alto Networks, Inc. (a) ................................................ 15,214 2,692
Pegasystems, Inc. ....................................................... 76,221 3,330
PTC, Inc. (a) ........................................................... 3,321 518
Pure Storage, Inc. , Class A (a) .............................................. 39,670 2,759
QUALCOMM, Inc. ..................................................... 22,274 3,377
Red Cat Holdings, Inc. (a) (c) ............................................... 303,637 4,099
RingCentral, Inc. , Class A (a) ............................................... 82,977 2,147
Riot Platforms, Inc. (a) ................................................... 232,927 3,603
Salesforce, Inc. ........................................................ 19,454 4,130
Samsara, Inc. , Class A (a) ................................................. 90,056 2,526
Sandisk Corp. (a) ....................................................... 3,540 2,040
Seagate Technology Holdings PLC .......................................... 26,507 10,807
Semtech Corp. (a) ....................................................... 186,142 14,845

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
Value
(000)
ServiceNow, Inc. (a) ..................................................... 169,415 $ 19,823
Snowflake, Inc. , Class A (a) ................................................ 96,296 18,556
Strategy, Inc. , Class A (a) .................................................. 13,464 2,016
Synopsys, Inc. (a) ....................................................... 28,779 13,386
Trimble, Inc. (a) ........................................................ 55,386 3,744
Varonis Systems, Inc. , Class B (a) ........................................... 354,770 10,586
Workday, Inc. , Class A (a) ................................................. 18,847 3,310
Zscaler, Inc. (a) ......................................................... 26,120 5,224
780,812
1,259,033
Uruguay (0.1%):
Consumer Discretionary (0.1%):
MercadoLibre, Inc. (a) .................................................... 703 1,510
Total Common Stocks (Cost $679,098) 1,334,571
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR , expiring 1/4/27 (a) (d) ................................... 145 — (e)
Total Rights (Cost $–) — (e)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 5,153,482 — (e)
Total Warrants (Cost $52) — (e)
Exchange-Traded Funds (0.4%)
United States (0.4%):
iShares Expanded Tech Sector ETF (c) ........................................ 39,399 5,082
Total Exchange-Traded Funds (Cost $4,601) 5,082
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (f) ........ 2,139,498 2,139
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (f) ............ 2,139,498 2,140
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (f) ................ 2,139,498 2,140
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (f) . 2,139,498 2,139
Total Collateral for Securities Loaned (Cost $8,558) 8,558
Total Investments (Cost $692,309) — 100.5% 1,348,211
Liabilities in excess of other assets — (0.5)% (7,413)
NET ASSETS - 100.00% $ 1,340,798
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (2.3%):
Cable One, Inc. (a) ...................................................... 5,161 $ 418
Cargurus, Inc. , Class A (b) ................................................. 40,059 1,298
Cinemark Holdings, Inc. .................................................. 55,176 1,307
Cogent Communications Holdings, Inc. ....................................... 49,117 1,194
Gray Media, Inc. ....................................................... 174,295 786
IDT Corp. , Class B ...................................................... 26,328 1,280
Madison Square Garden Sports Corp. (b) ...................................... 3,000 851
Magnite, Inc. (b) ........................................................ 353,035 5,107
MediaAlpha, Inc. , Class A (b) .............................................. 55,210 565
Nexstar Media Group, Inc. , Class A .......................................... 6,100 1,296
Nexxen International Ltd. (a) (b) ............................................. 120,471 745
Playtika Holding Corp. ................................................... 278,964 1,010
Yelp, Inc. , Class A (b) .................................................... 68,353 1,872
Ziff Davis, Inc. (b) ...................................................... 53,294 2,036
19,765
Consumer Discretionary (9.8%):
Academy Sports & Outdoors, Inc. ........................................... 42,274 2,325
American Eagle Outfitters, Inc. ............................................. 76,547 1,784
Bath & Body Works, Inc. ................................................. 70,780 1,543
Boot Barn Holdings, Inc. (b) ............................................... 9,072 1,619
Brinker International, Inc. (b) ............................................... 14,142 2,230
Brunswick Corp. ....................................................... 16,475 1,322
Build-A-Bear Workshop, Inc. .............................................. 39,574 2,362
Callaway Golf Co. (b) .................................................... 45,380 651
Cava Group, Inc. (b) ..................................................... 5,117 310
Cricut, Inc. , Class A (a) ................................................... 181,369 811
First Watch Restaurant Group, Inc. (b) ........................................ 51,608 825
Frontdoor, Inc. (b) ....................................................... 37,822 2,236
Garrett Motion, Inc. ..................................................... 250,392 4,517
Genius Sports Ltd. (b) .................................................... 173,897 1,513
G-III Apparel Group Ltd. ................................................. 54,528 1,600
Global-e Online Ltd. (b) .................................................. 47,070 1,720
Group 1 Automotive, Inc. ................................................. 1,590 563
Hamilton Beach Brands Holding Co. , Class A ................................... 30,243 577
Installed Building Products, Inc. ............................................ 8,609 2,481
KB Home ............................................................ 32,731 1,883
Kontoor Brands, Inc. .................................................... 16,489 985
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 18,576 1,241
Latham Group, Inc. (b) ................................................... 63,180 397
Life Time Group Holdings, Inc. (b) ........................................... 55,778 1,627
Lindblad Expeditions Holdings, Inc. (b) ....................................... 49,859 831
Marriott Vacations Worldwide Corp. ......................................... 12,450 676
Monarch Casino & Resort, Inc. ............................................. 19,551 1,790
National Vision Holdings, Inc. (b) ........................................... 25,875 682
Penn Entertainment, Inc. (b) ................................................ 47,500 610
Phinia, Inc. ........................................................... 52,127 3,710
Phoenix Education Partners, Inc. (a) .......................................... 14,833 453
PVH Corp. ........................................................... 12,900 804
Sally Beauty Holdings, Inc. (b) ............................................. 90,000 1,370
SharkNinja, Inc. (b) ...................................................... 15,874 1,876
Signet Jewelers Ltd. ..................................................... 53,384 4,927
Sportradar Group AG , Class A (a) (b) ......................................... 138,201 2,503
Steven Madden Ltd. ..................................................... 40,300 1,768
Sweetgreen, Inc. , Class A (b) ............................................... 26,505 163
Taylor Morrison Home Corp. , Class A (b) ...................................... 94,101 5,736
The Buckle, Inc. ........................................................ 73,312 3,468
The Cheesecake Factory, Inc. (a) ............................................ 15,050 872
The Goodyear Tire & Rubber Co. (b) ......................................... 160,000 1,506
Tri Pointe Homes, Inc. (b) ................................................. 101,177 3,374
Universal Technical Institute, Inc. (b) ......................................... 80,721 2,246
Valvoline, Inc. (b) ....................................................... 43,060 1,409

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Victoria's Secret & Co. (b) ................................................. 20,250 $ 1,104
Visteon Corp. .......................................................... 12,700 1,154
Winmark Corp. ........................................................ 1,337 603
Winnebago Industries, Inc. ................................................ 37,155 1,706
YETI Holdings, Inc. (b) ................................................... 18,540 847
83,310
Consumer Staples (2.4%):
Cal-Maine Foods, Inc. ................................................... 31,998 2,673
Dole PLC ............................................................ 142,811 2,275
Edgewell Personal Care Co. ............................................... 11,331 221
elf Beauty, Inc. (b) ...................................................... 9,301 790
Herbalife Ltd. (b) ....................................................... 58,950 1,016
Interparfums, Inc. ....................................................... 12,496 1,219
Medifast, Inc. (a) (b) ..................................................... 41,773 478
Nomad Foods Ltd. ...................................................... 89,320 1,134
Oddity Tech Ltd. , Class A (a) (b) ............................................. 55,120 1,810
Sprouts Farmers Market, Inc. (b) ............................................ 6,978 495
SunOpta, Inc. (b) ....................................................... 354,764 1,625
The Andersons, Inc. ..................................................... 35,342 2,191
The Chefs' Warehouse, Inc. (b) .............................................. 47,963 3,017
United Natural Foods, Inc. (b) .............................................. 31,400 1,169
20,113
Energy (4.9%):
Cactus, Inc. , Class A ..................................................... 36,510 2,053
California Resources Corp. ................................................ 31,300 1,675
Centrus Energy Corp. , Class A (a) (b) ......................................... 5,465 1,521
Core Natural Resources, Inc. ............................................... 29,984 2,860
DHT Holdings, Inc. ..................................................... 72,000 1,032
Gulfport Energy Corp. (b) ................................................. 11,240 2,295
Innovex International, Inc. (b) .............................................. 37,367 929
Magnolia Oil & Gas Corp. , Class A .......................................... 73,541 1,876
Matador Resources Co. ................................................... 21,935 992
Murphy Oil Corp. ...................................................... 182,343 5,486
Noble Corp. PLC ....................................................... 24,101 858
Northern Oil & Gas, Inc. .................................................. 43,500 1,088
Patterson-UTI Energy, Inc. ................................................ 203,343 1,531
Plains GP Holdings LP , Class A (b) ........................................... 73,090 1,497
Ranger Energy Services, Inc. , Class A ........................................ 123,319 1,902
Scorpio Tankers, Inc. .................................................... 84,975 5,406
SM Energy Co. ........................................................ 100,684 1,960
Talos Energy, Inc. (b) .................................................... 98,000 1,168
Teekay Corp. Ltd. ...................................................... 179,520 1,836
Teekay Tankers Ltd. , Class A ............................................... 37,550 2,423
Tidewater, Inc. (b) ....................................................... 17,460 1,091
41,479
Financials (18.6%):
Acadian Asset Management, Inc. ............................................ 57,385 3,180
Adamas Trust, Inc. ...................................................... 20,455 164
AGNC Investment Corp. (a) ............................................... 81,000 923
Amalgamated Financial Corp. .............................................. 84,767 3,292
Ameris Bancorp ........................................................ 55,565 4,480
Apollo Commercial Real Estate Finance, Inc. ................................... 63,503 686
Artisan Partners Asset Management, Inc. , Class A ................................ 96,842 4,311
Atlanticus Holdings Corp. (b) .............................................. 26,967 1,392
BancFirst Corp. ........................................................ 17,569 1,932
Bank of Hawaii Corp. .................................................... 25,700 1,922
Bank7 Corp. .......................................................... 6,104 271
BOK Financial Corp. (a) .................................................. 13,590 1,766
Bread Financial Holdings, Inc. ............................................. 46,767 3,392
Cathay General Bancorp .................................................. 49,168 2,516
Chime Financial, Inc. , Class A (b) ........................................... 18,299 465
CNO Financial Group, Inc. ................................................ 34,600 1,455

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Coastal Financial Corp. (b) ................................................ 26,871 $ 2,574
Cohen & Steers, Inc. .................................................... 30,114 1,935
Commerce Bancshares, Inc. ............................................... 29,220 1,538
CVB Financial Corp. .................................................... 89,800 1,770
Dave, Inc. (b) .......................................................... 2,905 476
Dime Community Bancshares, Inc. .......................................... 37,646 1,281
Donnelley Financial Solutions, Inc. (b) ........................................ 16,312 844
Dynex Capital, Inc. ..................................................... 98,500 1,367
Enova International, Inc. (b) ................................................ 28,382 4,688
Essent Group Ltd. ...................................................... 77,865 4,899
Ethos Technologies, Inc. , Class A (a) (b) ....................................... 37,794 569
Euronet Worldwide, Inc. (b) ................................................ 17,380 1,259
Figure Technology Solutions, Inc. , Class A (a) (b) ................................. 23,359 1,329
First American Financial Corp. ............................................. 14,600 922
First Bancorp NC ....................................................... 15,900 921
First Bancorp Puerto Rico ................................................. 154,178 3,410
First Financial Bancorp ................................................... 105,596 3,035
First Interstate BancSystem, Inc. , Class A ...................................... 54,365 1,928
First Merchants Corp. .................................................... 46,000 1,829
Flagstar Bank NA ....................................................... 105,650 1,397
FNB Corp. ............................................................ 137,010 2,405
Franklin BSP Realty Trust, Inc. ............................................. 73,133 750
Glacier Bancorp, Inc. .................................................... 45,700 2,316
Globe Life, Inc. ........................................................ 18,470 2,590
Hamilton Insurance Group Ltd. , Class B (b) .................................... 98,696 2,739
Hancock Whitney Corp. .................................................. 66,220 4,556
International Bancshares Corp. ............................................. 47,135 3,282
Jackson Financial, Inc. , Class A ............................................. 38,096 4,530
Kinsale Capital Group, Inc. ................................................ 5,077 2,010
Ladder Capital Corp. , Class A .............................................. 198,382 2,176
Live Oak Bancshares, Inc. ................................................ 43,406 1,735
Marex Group PLC ...................................................... 35,556 1,404
MFA Financial, Inc. ..................................................... 59,613 575
NBT Bancorp, Inc. ...................................................... 39,350 1,748
Northeast Community Bancorp, Inc. ......................................... 28,725 678
Northwest Bancshares, Inc. ................................................ 137,000 1,765
OFG Bancorp ......................................................... 70,308 2,833
Old National Bancorp .................................................... 96,270 2,352
Old Second Bancorp, Inc. ................................................. 131,764 2,614
PJT Partners, Inc. , Class A ................................................ 18,382 3,181
Primerica, Inc. ......................................................... 4,190 1,102
Prosperity Bancshares, Inc. ................................................ 21,590 1,490
QCR Holdings, Inc. ..................................................... 52,112 4,704
Renasant Corp. ........................................................ 44,530 1,679
RLI Corp. ............................................................ 21,880 1,278
Skyward Specialty Insurance Group, Inc. (b) .................................... 50,200 2,240
SouthState Bank Corp. ................................................... 34,324 3,512
StepStone Group, Inc. , Class A ............................................. 6,910 488
Stewart Information Services Corp. .......................................... 20,000 1,349
Texas Capital Bancshares, Inc. (b) ........................................... 40,839 4,132
The Bancorp, Inc. (b) .................................................... 43,678 2,596
The Bank of NT Butterfield & Son Ltd. ....................................... 96,732 5,012
Toast, Inc. , Class A (b) ................................................... 28,028 872
UMB Financial Corp. .................................................... 19,860 2,525
United Bankshares, Inc. .................................................. 26,620 1,127
Universal Insurance Holdings, Inc. .......................................... 84,190 2,564
Valley National Bancorp .................................................. 106,980 1,333
Virtus Investment Partners, Inc. ............................................. 7,570 1,236
Western Alliance Bancorp ................................................. 13,150 1,172
White Mountains Insurance Group Ltd. ....................................... 430 879
World Acceptance Corp. (b) ................................................ 14,675 1,779
159,426

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Health Care (15.3%):
ACADIA Pharmaceuticals, Inc. (b) ........................................... 1,957 $ 49
AdaptHealth Corp. , Class A (b) ............................................. 113,445 1,140
Agios Pharmaceuticals, Inc. (b) ............................................. 8,921 245
Akebia Therapeutics, Inc. (a) (b) ............................................. 212,382 299
Align Technology, Inc. (b) ................................................. 6,315 1,030
Alignment Healthcare, Inc. (b) .............................................. 184,330 4,152
Amphastar Pharmaceuticals, Inc. (b) .......................................... 33,170 879
AnaptysBio, Inc. (b) ..................................................... 36,513 1,731
Apogee Therapeutics, Inc. (b) .............................................. 25,478 1,669
Arcellx, Inc. (b) ........................................................ 4,741 324
Arcutis Biotherapeutics, Inc. (b) ............................................. 51,944 1,318
Arrowhead Pharmaceuticals, Inc. (b) ......................................... 29,785 2,065
aTyr Pharma, Inc. (a) (b) ................................................... 174,885 154
Avanos Medical, Inc. (b) .................................................. 70,347 937
Azenta, Inc. (b) ......................................................... 69,808 2,714
Beam Therapeutics, Inc. (b) ................................................ 19,642 543
Beta Bionics, Inc. (b) ..................................................... 36,377 503
BioLife Solutions, Inc. (b) ................................................. 119,320 2,601
Bridgebio Pharma, Inc. (b) ................................................. 58,314 4,505
Brookdale Senior Living, Inc. (b) ............................................ 97,161 1,457
Catalyst Pharmaceuticals, Inc. (b) ............................................ 42,800 1,040
Celcuity, Inc. (b) ........................................................ 27,563 3,016
Celldex Therapeutics, Inc. (b) .............................................. 19,216 473
Certara, Inc. (b) ........................................................ 110,110 968
Charles River Laboratories International, Inc. (b) ................................. 5,600 1,179
Cogent Biosciences, Inc. (b) ................................................ 35,362 1,270
Collegium Pharmaceutical, Inc. (b) ........................................... 21,741 998
Corcept Therapeutics, Inc. (b) .............................................. 13,576 541
CorVel Corp. (b) ........................................................ 27,854 1,939
Crinetics Pharmaceuticals, Inc. (b) ........................................... 19,935 996
Cytokinetics, Inc. (b) ..................................................... 22,725 1,436
Dianthus Therapeutics, Inc. (b) .............................................. 10,616 567
Edgewise Therapeutics, Inc. (b) ............................................. 59,528 1,676
Encompass Health Corp. .................................................. 10,210 965
Envista Holdings Corp. (b) ................................................ 65,400 1,535
EyePoint, Inc. (b) ....................................................... 85,169 1,151
GeneDx Holdings Corp. , Class A (b) ......................................... 13,266 1,277
GRAIL, Inc. (b) ........................................................ 25,931 2,537
HealthEquity, Inc. (b) .................................................... 24,126 2,067
ICU Medical, Inc. (b) .................................................... 10,992 1,648
Immunome, Inc. (a) (b) ................................................... 90,252 2,222
Immunovant, Inc. (b) ..................................................... 54,623 1,420
Inhibrx Biosciences, Inc. (a) (b) ............................................. 10,370 791
Innoviva, Inc. (b) ....................................................... 77,494 1,550
Insmed, Inc. (b) ........................................................ 5,049 792
Integra LifeSciences Holdings Corp. (b) ....................................... 139,609 1,555
Intellia Therapeutics, Inc. (a) (b) ............................................. 60,035 789
iRadimed Corp. ........................................................ 22,165 2,170
IRhythm Holdings, Inc. (b) ................................................ 2,014 311
Kiniksa Pharmaceuticals International PLC , Class A (b) ............................ 64,549 2,835
Kodiak Sciences, Inc. (b) .................................................. 36,913 841
Kymera Therapeutics, Inc. (b) .............................................. 13,340 970
Lantheus Holdings, Inc. (b) ................................................ 25,483 1,705
LENZ Therapeutics, Inc. (a) (b) ............................................. 77,427 1,225
Ligand Pharmaceuticals, Inc. (b) ............................................ 6,203 1,192
LivaNova PLC (b) ...................................................... 25,750 1,692
Madrigal Pharmaceuticals, Inc. (b) ........................................... 2,915 1,426
Mineralys Therapeutics, Inc. (b) ............................................. 25,365 784
Mirum Pharmaceuticals, Inc. (b) ............................................. 8,263 853
MoonLake Immunotherapeutics , Class A (b) .................................... 52,093 816
Niagen Bioscience, Inc. (b) ................................................ 278,258 1,667
Novavax, Inc. (a) (b) ..................................................... 9,063 80

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Nuvalent, Inc. , Class A (b) ................................................. 9,859 $ 1,014
OptimizeRx Corp. (b) .................................................... 16,814 181
Option Care Health, Inc. (b) ................................................ 40,686 1,383
OrthoPediatrics Corp. (b) .................................................. 114,581 2,001
Owlet, Inc. , Class A (b) ................................................... 90,292 1,090
Pacira BioSciences, Inc. (b) ................................................ 66,238 1,361
Palvella Therapeutics, Inc. (b) .............................................. 12,681 973
Pediatrix Medical Group, Inc. (b) ............................................ 48,219 1,031
Precigen, Inc. (a) (b) ..................................................... 210,915 947
Progyny, Inc. (b) ........................................................ 103,345 2,467
Protagonist Therapeutics, Inc. (b) ............................................ 9,358 765
PTC Therapeutics, Inc. (b) ................................................. 7,774 587
RadNet, Inc. (b) ........................................................ 4,070 285
REGENXBIO, Inc. (b) ................................................... 30,731 343
Repligen Corp. (b) ...................................................... 17,440 2,605
Revolution Medicines, Inc. (b) .............................................. 11,225 1,088
Rhythm Pharmaceuticals, Inc. (b) ............................................ 25,792 2,644
Scholar Rock Holding Corp. (b) ............................................. 57,935 2,569
Select Medical Holdings Corp. ............................................. 87,089 1,311
SI-BONE, Inc. (b) ....................................................... 156,713 2,598
SIGA Technologies, Inc. .................................................. 232,329 1,557
Soleno Therapeutics, Inc. (b) ............................................... 25,791 995
Stoke Therapeutics, Inc. (a) (b) .............................................. 80,088 2,430
Supernus Pharmaceuticals, Inc. (b) ........................................... 25,250 1,216
Surgery Partners, Inc. (b) .................................................. 48,170 716
Syndax Pharmaceuticals, Inc. (b) ............................................ 75,732 1,538
Talkspace, Inc. (b) ....................................................... 83,228 336
Taysha Gene Therapies, Inc. (b) ............................................. 342,932 1,547
The Ensign Group, Inc. ................................................... 7,740 1,329
The Pennant Group, Inc. (b) ................................................ 37,560 1,037
Travere Therapeutics, Inc. (b) ............................................... 28,502 886
Twist Bioscience Corp. (b) ................................................. 2,659 109
Vera Therapeutics, Inc. , Class A (b) .......................................... 8,855 383
Viking Therapeutics, Inc. (a) (b) ............................................. 49,480 1,437
Xenon Pharmaceuticals, Inc. (b) ............................................. 23,427 961
Xeris Biopharma Holdings, Inc. (b) .......................................... 254,687 1,874
Zymeworks, Inc. (b) ..................................................... 58,756 1,324
130,198
Industrials (18.2%):
ACCO Brands Corp. .................................................... 470,820 1,841
Ameresco, Inc. , Class A (b) ................................................ 46,934 1,471
Amprius Technologies, Inc. (b) .............................................. 25,414 316
Apogee Enterprises, Inc. .................................................. 37,991 1,411
Applied Industrial Technologies, Inc. ......................................... 5,827 1,517
ArcBest Corp. ......................................................... 26,748 2,413
Archer Aviation, Inc. , Class A (b) ............................................ 156,125 1,123
Argan, Inc. ........................................................... 12,610 4,377
Atkore, Inc. ........................................................... 45,821 3,182
Atmus Filtration Technologies, Inc. .......................................... 30,400 1,762
Beta Technologies, Inc. , Class A (b) .......................................... 22,803 490
BlueLinx Holdings, Inc. (b) ................................................ 14,703 1,023
Boise Cascade Co. ...................................................... 27,108 2,191
BWX Technologies, Inc. .................................................. 8,202 1,685
Carpenter Technology Corp. ............................................... 16,386 5,208
Casella Waste Systems, Inc. , Class A (b) ....................................... 58,915 5,943
CECO Environmental Corp. (b) ............................................. 17,774 1,199
Columbus McKinnon Corp. ............................................... 76,206 1,606
Costamare, Inc. ........................................................ 20,875 350
Deluxe Corp. .......................................................... 105,769 2,792
DNOW, Inc. (b) ........................................................ 159,493 2,423
Electrovaya, Inc. (b) ..................................................... 23,566 255
Enovix Corp. (a) (b) ...................................................... 83,374 552
ExlService Holdings, Inc. (b) ............................................... 11,468 449

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Exponent, Inc. ......................................................... 25,232 $ 1,813
Fluor Corp. (b) ......................................................... 18,200 841
FTAI Aviation Ltd. ...................................................... 19,813 5,395
Gates Industrial Corp. PLC (b) .............................................. 279,829 6,443
Genco Shipping & Trading Ltd. ............................................. 76,346 1,596
Granite Construction, Inc. ................................................. 11,740 1,417
Griffon Corp. .......................................................... 29,063 2,367
Hayward Holdings, Inc. (b) ................................................ 62,720 1,012
Helios Technologies, Inc. ................................................. 14,740 955
Hub Group, Inc. , Class A ................................................. 36,220 1,723
Huron Consulting Group, Inc. (b) ............................................ 13,017 2,200
ICF International, Inc. ................................................... 18,120 1,690
JBT Marel Corp. ....................................................... 14,353 2,258
Kforce, Inc. ........................................................... 33,160 1,172
Korn Ferry ........................................................... 41,075 2,853
Kornit Digital Ltd. (b) .................................................... 57,472 744
Legalzoom.com, Inc. (b) .................................................. 200,304 1,781
Liquidity Services, Inc. (b) ................................................. 74,451 2,382
Masterbrand, Inc. (b) ..................................................... 167,360 2,028
Matson, Inc. .......................................................... 29,255 4,690
Mayville Engineering Co., Inc. (b) ........................................... 58,117 1,139
Modine Manufacturing Co. (b) .............................................. 32,224 5,950
Montrose Environmental Group, Inc. (b) ....................................... 29,400 655
Mueller Industries, Inc. ................................................... 21,445 2,920
Nextpower, Inc. , Class A (b) ............................................... 19,756 2,313
NPK International, Inc. (b) ................................................. 80,620 1,113
Power Solutions International, Inc. (a) (b) ...................................... 29,788 2,135
QXO, Inc. (b) .......................................................... 21,544 478
RBC Bearings, Inc. (b) ................................................... 10,905 5,449
Redwire Corp. (a) (b) ..................................................... 30,144 354
Resideo Technologies, Inc. (b) .............................................. 79,835 2,735
Ryder System, Inc. ...................................................... 8,980 1,718
Sensata Technologies Holding PLC .......................................... 43,670 1,511
Shoals Technologies Group, Inc. , Class A (b) .................................... 47,335 447
SkyWest, Inc. (b) ....................................................... 15,600 1,506
Sterling Infrastructure, Inc. (b) .............................................. 20,233 7,243
Sun Country Airlines Holdings, Inc. (b) ....................................... 135,379 2,375
Tecogen, Inc. (a) (b) ...................................................... 33,608 126
Terex Corp. ........................................................... 96,496 5,500
The Brink's Co. ........................................................ 13,354 1,696
The Greenbrier Cos., Inc. ................................................. 23,900 1,205
The Timken Co. ........................................................ 36,498 3,401
Titan International, Inc. (b) ................................................ 104,000 992
Titan Machinery, Inc. (b) .................................................. 36,447 593
Transcat, Inc. (b) ........................................................ 3,601 217
TriNet Group, Inc. ...................................................... 17,452 1,069
UFP Industries, Inc. ..................................................... 15,000 1,549
V2X, Inc. (b) .......................................................... 43,780 3,013
Valmont Industries, Inc. .................................................. 3,520 1,568
Wabash National Corp. ................................................... 86,317 874
WillScot Holdings Corp. .................................................. 74,600 1,494
York Space Systems, Inc. (a) (b) ............................................. 20,014 679
154,956
Information Technology (16.0%):
908 Devices, Inc. (b) ..................................................... 19,503 123
A10 Networks, Inc. ..................................................... 137,921 2,405
ACI Worldwide, Inc. (b) .................................................. 27,240 1,181
Adeia, Inc. ............................................................ 152,585 2,760
Agilysys, Inc. (b) ....................................................... 6,707 582
Alkami Technology, Inc. (a) (b) .............................................. 81,992 1,737
Allegro MicroSystems, Inc. (b) ............................................. 53,574 1,977
Arlo Technologies, Inc. (b) ................................................. 56,255 714
Arteris, Inc. (b) ......................................................... 50,411 757

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
ASGN, Inc. (b) ......................................................... 32,655 $ 1,701
Bel Fuse, Inc. , Class B ................................................... 4,206 846
Belden, Inc. ........................................................... 36,589 4,300
Benchmark Electronics, Inc. ............................................... 43,194 2,252
Box, Inc. , Class A (b) .................................................... 82,767 2,098
Cellebrite DI Ltd. (b) ..................................................... 181,344 2,668
Clear Secure, Inc. , Class A ................................................ 76,077 2,482
Commvault Systems, Inc. (b) ............................................... 38,435 3,294
Consensus Cloud Solutions, Inc. (b) .......................................... 62,330 1,331
Core Scientific, Inc. (b) ................................................... 83,502 1,502
Crane NXT Co. ........................................................ 26,590 1,343
Credo Technology Group Holding Ltd. (b) ..................................... 20,178 2,528
Digital Turbine, Inc. (b) ................................................... 971,625 5,072
Diodes, Inc. (b) ......................................................... 70,100 4,149
Extreme Networks, Inc. (b) ................................................ 232,692 3,393
Fabrinet (b) ........................................................... 2,237 1,095
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 1,076,448 4,413
Insight Enterprises, Inc. (b) ................................................ 19,048 1,600
InterDigital, Inc. ....................................................... 9,631 3,144
IonQ, Inc. (a) (b) ........................................................ 17,225 689
JFrog Ltd. (b) .......................................................... 32,795 1,797
Klaviyo, Inc. , Class A (b) .................................................. 20,360 452
Knowles Corp. (b) ....................................................... 163,401 3,961
Kulicke & Soffa Industries, Inc. ............................................. 59,858 3,432
Lattice Semiconductor Corp. (b) ............................................. 13,127 1,057
LightPath Technologies, Inc. , Class A (a) (b) .................................... 168,994 1,761
Littelfuse, Inc. ......................................................... 3,785 1,225
Lumentum Holdings, Inc. (b) ............................................... 5,823 2,282
Napco Security Technologies, Inc. ........................................... 34,728 1,281
NetScout Systems, Inc. (b) ................................................. 81,003 2,253
Netskope, Inc. , Class A (a) (b) ............................................... 48,202 716
Nova Ltd. (b) .......................................................... 1,991 912
Nutanix, Inc. , Class A (b) .................................................. 31,546 1,241
Okta, Inc. , Class A (b) .................................................... 6,590 557
Onto Innovation, Inc. (b) .................................................. 22,134 4,472
Photronics, Inc. (b) ...................................................... 96,284 3,329
Plexus Corp. (b) ........................................................ 8,730 1,740
Porch Group, Inc. (b) ..................................................... 669,404 5,282
Qualys, Inc. (b) ......................................................... 17,748 2,341
Rambus, Inc. (b) ........................................................ 22,403 2,550
Red Cat Holdings, Inc. (a) (b) ............................................... 18,973 256
Rigetti Computing, Inc. (a) (b) .............................................. 68,342 1,242
Sanmina Corp. (b) ....................................................... 26,597 3,768
ScanSource, Inc. (b) ..................................................... 47,526 2,043
Semtech Corp. (b) ....................................................... 12,043 960
Silicon Laboratories, Inc. (b) ............................................... 17,386 2,477
Silicon Motion Technology Corp. , ADR ....................................... 34,497 4,103
Synaptics, Inc. (b) ....................................................... 23,755 1,960
The Descartes Systems Group, Inc. (b) ........................................ 7,856 587
Tower Semiconductor Ltd. (b) .............................................. 14,801 1,994
TTM Technologies, Inc. (b) ................................................ 20,554 2,018
Unusual Machines, Inc. (b) ................................................ 140,629 1,948
Varonis Systems, Inc. , Class B (b) ........................................... 53,096 1,584
Veeco Instruments, Inc. (b) ................................................ 82,734 2,584
Vishay Intertechnology, Inc. ............................................... 150,261 3,028
Weave Communications, Inc. (b) ............................................ 39,810 259
Zeta Global Holdings Corp. , Class A (b) ....................................... 54,111 1,005
136,593
Materials (3.8%):
AdvanSix, Inc. ......................................................... 60,807 963
Avient Corp. .......................................................... 33,850 1,224
Cabot Corp. ........................................................... 23,223 1,676
Coeur Mining, Inc. (b) .................................................... 37,820 773

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Commercial Metals Co. .................................................. 52,451 $ 4,031
Element Solutions, Inc. ................................................... 35,000 1,019
Hawkins, Inc. ......................................................... 19,490 2,538
Ingevity Corp. (b) ....................................................... 25,666 1,689
Knife River Corp. (b) .................................................... 14,910 1,002
Materion Corp. ........................................................ 30,927 4,276
Methanex Corp. ........................................................ 26,520 1,266
MP Materials Corp. (a) (b) ................................................. 27,336 1,607
O-I Glass, Inc. (b) ....................................................... 143,843 2,198
Olin Corp. ............................................................ 40,973 853
Ryerson Holding Corp. ................................................... 78,295 2,209
Solstice Advanced Materials, Inc. (b) ......................................... 25,200 1,557
SunCoke Energy, Inc. .................................................... 224,483 1,764
Sylvamo Corp. ......................................................... 31,421 1,538
United States Antimony Corp. (a) (b) .......................................... 61,065 448
32,631
Real Estate (5.3%):
Acadia Realty Trust ..................................................... 32,145 643
American Healthcare REIT, Inc. ............................................ 47,636 2,235
Apple Hospitality REIT, Inc. ............................................... 60,433 703
Broadstone Net Lease, Inc. , Class A .......................................... 157,844 2,921
CareTrust REIT, Inc. .................................................... 72,916 2,722
Compass, Inc. , Class A (b) ................................................. 144,954 1,815
COPT Defense Properties ................................................. 37,210 1,146
Curbline Properties Corp. ................................................. 68,850 1,670
Cushman & Wakefield Ltd. (b) .............................................. 185,859 3,055
DiamondRock Hospitality Co. .............................................. 87,100 800
Diversified Healthcare Trust ............................................... 81,862 476
Douglas Emmett, Inc. .................................................... 140,680 1,486
Easterly Government Properties, Inc. , Class A .................................. 46,500 1,088
Essential Properties Realty Trust, Inc. ........................................ 84,692 2,570
Four Corners Property Trust, Inc. ............................................ 63,480 1,565
Howard Hughes Holdings, Inc. (b) ........................................... 13,320 1,088
Independence Realty Trust, Inc. ............................................. 50,910 850
Innovative Industrial Properties, Inc. , Class A ................................... 5,622 272
LXP Industrial Trust ..................................................... 31,700 1,571
National Health Investors, Inc. ............................................. 10,541 866
Newmark Group, Inc. , Class A ............................................. 56,635 1,010
Peakstone Realty Trust ................................................... 23,118 361
Phillips Edison & Co., Inc. ................................................ 18,475 669
Ryman Hospitality Properties, Inc. ........................................... 9,143 866
Sabra Health Care REIT, Inc. .............................................. 107,138 2,007
Sila Realty Trust, Inc. .................................................... 51,120 1,245
SL Green Realty Corp. ................................................... 14,544 651
STAG Industrial, Inc. .................................................... 19,800 743
Summit Hotel Properties, Inc. .............................................. 152,500 674
Sunstone Hotel Investors, Inc. .............................................. 49,204 432
Tanger, Inc. ........................................................... 19,844 649
Terreno Realty Corp. .................................................... 14,904 917
The Macerich Co. ...................................................... 45,028 852
The St. Joe Co. ........................................................ 38,330 2,537
Urban Edge Properties ................................................... 41,364 804
Veris Residential, Inc. .................................................... 79,000 1,200
45,159
Utilities (2.6%):
Avista Corp. .......................................................... 55,927 2,309
Black Hills Corp. ....................................................... 82,587 6,027
Genie Energy Ltd. , Class B ................................................ 74,999 1,033
H2O America ......................................................... 27,820 1,448
MGE Energy, Inc. ...................................................... 5,099 407
National Fuel Gas Co. ................................................... 10,400 871
New Jersey Resources Corp. ............................................... 21,380 1,058

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Name
Acquisition Date
Cost
OmniAb Operations, Inc., 12.50 Earnout Shares ......................
11/3/2022
$ –
OmniAb Operations, Inc., 15.00 Earnout Shares ......................
11/3/2022
–
Security Description Shares
a
Value
(000)
Northwestern Energy Group, Inc. ........................................... 25,450 $ 1,727
ONE Gas, Inc. ......................................................... 18,829 1,498
Portland General Electric Co. .............................................. 31,001 1,558
Southwest Gas Holdings, Inc. .............................................. 19,000 1,574
Spire, Inc. ............................................................ 22,119 1,869
Unitil Corp. ........................................................... 16,250 827
22,206
Total Common Stocks (Cost $684,856)
a
a
a
845,836
Rights (0.0%)(c)
Health Care (0.0%):(c)
Flexion Therapeutics, Inc., CVR , expiring 6/1/26 (b) (d) ............................ 58,207 1
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring 11/1/27 (b) (d) (e) (f) ............ 7,105 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring 11/1/27 (b) (d) (e) (f) ............ 7,105 —
1
Total Rights (Cost $36)
a
a
a
1
Collateral for Securities Loaned (3.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (g) ........ 7,247,154 7,248
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 7,247,154 7,247
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 7,247,154 7,247
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (g) . 7,247,154 7,247
Total Collateral for Securities Loaned (Cost $28,989)
a
a
a
28,989
Total Investments (Cost $713,881) — 102.6% 874,826
Liabilities in excess of other assets —  (2.6)% (21,791)
NET ASSETS - 100.00% $ 853,035
At January 31, 2026, the Fund's investments in foreign securities were 7.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(e) Restricted security that is not registered under the Securities Act of 1933.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2026.
(g) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (6.2%):
Alphabet, Inc. , Class A ................................................... 147,805 $ 49,958
AT&T, Inc. ........................................................... 178,416 4,676
Comcast Corp. , Class A .................................................. 165,263 4,917
Match Group, Inc. ...................................................... 78,380 2,442
Meta Platforms, Inc. , Class A .............................................. 4,550 3,260
Omnicom Group, Inc. .................................................... 63,345 4,880
Take-Two Interactive Software, Inc. (a) ........................................ 29,300 6,455
T-Mobile US, Inc. ...................................................... 19,782 3,901
Verizon Communications, Inc. .............................................. 147,982 6,588
Versant Media Group, Inc. (a) .............................................. 6,610 215
87,292
Consumer Discretionary (8.2%):
Airbnb, Inc. , Class A (a) .................................................. 21,564 2,790
Amazon.com, Inc. (a) .................................................... 57,100 13,664
Aptiv PLC (a) .......................................................... 51,968 3,937
BorgWarner, Inc. ....................................................... 132,787 6,295
Darden Restaurants, Inc. .................................................. 27,000 5,382
Deckers Outdoor Corp. (a) ................................................. 58,302 6,958
Domino's Pizza, Inc. ..................................................... 8,848 3,631
Etsy, Inc. (a) ........................................................... 70,004 3,707
Expedia Group, Inc. ..................................................... 22,123 5,859
General Motors Co. ..................................................... 48,013 4,033
H&R Block, Inc. ....................................................... 73,074 2,883
Lear Corp. ............................................................ 23,182 2,714
Lennar Corp. , Class A .................................................... 37,335 4,083
Lowe's Cos., Inc. ....................................................... 23,851 6,370
Mattel, Inc. (a) ......................................................... 587,500 12,273
NVR, Inc. (a) .......................................................... 713 5,444
PulteGroup, Inc. ........................................................ 49,776 6,226
Toll Brothers, Inc. ...................................................... 90,256 13,041
Ulta Beauty, Inc. (a) ..................................................... 8,962 5,802
115,092
Consumer Staples (6.3%):
Altria Group, Inc. ....................................................... 167,425 10,379
Archer-Daniels-Midland Co. ............................................... 63,470 4,272
Coca-Cola Consolidated, Inc. .............................................. 37,747 5,740
Colgate-Palmolive Co. ................................................... 87,953 7,941
Ingredion, Inc. ......................................................... 54,058 6,384
Keurig Dr. Pepper, Inc. ................................................... 202,592 5,559
Mondelez International, Inc. , Class A ......................................... 158,900 9,291
PepsiCo, Inc. .......................................................... 24,264 3,728
Sysco Corp. ........................................................... 81,562 6,839
The Procter & Gamble Co. ................................................ 96,643 14,668
U.S. Foods Holding Corp. (a) ............................................... 173,000 14,466
89,267
Energy (5.6%):
Devon Energy Corp. ..................................................... 184,247 7,409
Enterprise Products Partners LP ............................................. 439,124 14,574
EOG Resources, Inc. .................................................... 70,794 7,938
Exxon Mobil Corp. ..................................................... 140,200 19,824
Marathon Petroleum Corp. ................................................ 31,243 5,505
TechnipFMC PLC ...................................................... 75,841 4,226
Valero Energy Corp. ..................................................... 111,355 20,203
79,679
Financials (20.3%):
American Express Co. ................................................... 15,119 5,324
Ameriprise Financial, Inc. ................................................. 15,117 7,970
Cboe Global Markets, Inc. ................................................ 52,500 13,916
Citigroup, Inc. ......................................................... 242,200 28,025

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Corpay, Inc. (a) ......................................................... 51,600 $ 16,235
East West Bancorp, Inc. .................................................. 71,315 8,161
Evercore, Inc. , Class A ................................................... 18,333 6,477
Everest Group Ltd. ...................................................... 21,913 7,259
Fairfax Financial Holdings Ltd. ............................................. 7,200 11,883
Fidelity National Financial, Inc. ............................................ 130,607 7,104
Fiserv, Inc. (a) .......................................................... 63,801 4,066
Global Payments, Inc. .................................................... 46,215 3,316
JPMorgan Chase & Co. .................................................. 110,629 33,840
KeyCorp ............................................................. 1,270,900 27,350
MGIC Investment Corp. .................................................. 117,403 3,161
PayPal Holdings, Inc. .................................................... 73,703 3,883
Principal Financial Group, Inc. ............................................. 55,815 5,287
Regions Financial Corp. .................................................. 150,569 4,291
RLI Corp. ............................................................ 28,189 1,647
Rocket Cos., Inc. , Class A ................................................. 239,000 4,285
SEI Investments Co. ..................................................... 69,444 6,101
Synchrony Financial ..................................................... 98,033 7,120
The Allstate Corp. ...................................................... 30,335 6,036
The Goldman Sachs Group, Inc. ............................................ 7,244 6,776
The PNC Financial Services Group, Inc. ...................................... 15,640 3,492
The Progressive Corp. ................................................... 41,746 8,683
U.S. Bancorp .......................................................... 450,119 25,256
Unum Group .......................................................... 125,900 9,565
Voya Financial, Inc. ..................................................... 42,785 3,280
W.R. Berkley Corp. (b) ................................................... 33,472 2,296
Zions Bancorp NA ...................................................... 84,742 5,077
287,162
Health Care (15.2%):
AbbVie, Inc. .......................................................... 61,463 13,707
Bristol-Myers Squibb Co. ................................................. 160,557 8,839
Cardinal Health, Inc. .................................................... 10,882 2,338
Chemed Corp. ......................................................... 9,369 4,002
CVS Health Corp. ...................................................... 193,688 14,434
Elevance Health, Inc. .................................................... 14,780 5,110
Exelixis, Inc. (a) ........................................................ 99,122 4,100
GE HealthCare Technologies, Inc. ........................................... 82,900 6,546
Gilead Sciences, Inc. .................................................... 79,999 11,356
Humana, Inc. .......................................................... 12,123 2,366
Johnson & Johnson ..................................................... 120,278 27,333
McKesson Corp. ....................................................... 4,736 3,936
Medpace Holdings, Inc. (a) ................................................ 6,814 3,969
Medtronic PLC ........................................................ 145,200 14,950
Merck & Co., Inc. ...................................................... 93,606 10,322
Mettler-Toledo International, Inc. (a) ......................................... 1,819 2,498
Pfizer, Inc. ............................................................ 207,776 5,493
Regeneron Pharmaceuticals, Inc. ............................................ 19,131 14,185
Royalty Pharma PLC , Class A .............................................. 83,927 3,498
Tenet Healthcare Corp. (a) ................................................. 20,657 3,910
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 687,900 23,444
The Cigna Group ....................................................... 79,387 21,761
UnitedHealth Group, Inc. ................................................. 23,581 6,766
214,863
Industrials (17.4%):
A.O. Smith Corp. ....................................................... 81,970 6,024
Allison Transmission Holdings, Inc. ......................................... 23,624 2,568
AMETEK, Inc. ........................................................ 65,400 14,648
Automatic Data Processing, Inc. ............................................ 20,448 5,047
CACI International, Inc. , Class A (a) ......................................... 18,900 11,729
Carlisle Cos., Inc. ....................................................... 9,635 3,284
Caterpillar, Inc. ........................................................ 13,061 8,586
Comfort Systems USA, Inc. ............................................... 2,666 3,045

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Delta Air Lines, Inc. ..................................................... 55,697 $ 3,670
Dover Corp. ........................................................... 49,200 9,913
Eaton Corp. PLC ....................................................... 36,200 12,721
EMCOR Group, Inc. .................................................... 6,623 4,773
Expeditors International of Washington, Inc. .................................... 32,855 5,275
FedEx Corp. .......................................................... 61,820 19,922
Ferguson Enterprises, Inc. ................................................. 17,398 4,392
Genpact Ltd. .......................................................... 72,605 3,202
Honeywell International, Inc. .............................................. 69,300 15,767
Leidos Holdings, Inc. .................................................... 76,221 14,351
Lennox International, Inc. ................................................. 6,682 3,308
Lincoln Electric Holdings, Inc. ............................................. 16,942 4,496
Lockheed Martin Corp. ................................................... 19,244 12,205
Masco Corp. .......................................................... 78,595 5,194
Otis Worldwide Corp. .................................................... 64,936 5,547
Owens Corning ........................................................ 42,656 5,112
PACCAR, Inc. ......................................................... 50,647 6,225
RTX Corp. ............................................................ 61,767 12,411
SS&C Technologies Holdings, Inc. .......................................... 207,000 16,951
Textron, Inc. .......................................................... 30,830 2,715
Union Pacific Corp. ..................................................... 52,100 12,249
United Airlines Holdings, Inc. (a) ............................................ 33,615 3,440
United Parcel Service, Inc. , Class B .......................................... 29,251 3,107
Verisk Analytics, Inc. , Class A .............................................. 13,986 3,041
244,918
Information Technology (10.9%):
Accenture PLC , Class A .................................................. 36,689 9,673
Adobe, Inc. (a) ......................................................... 24,700 7,243
Amdocs Ltd. .......................................................... 59,796 4,900
Amphenol Corp. , Class A ................................................. 43,200 6,224
Analog Devices, Inc. .................................................... 39,800 12,373
Apple, Inc. ........................................................... 14,387 3,733
Applied Materials, Inc. ................................................... 43,917 14,155
Check Point Software Technologies Ltd. (a) (b) .................................. 74,700 13,409
Cisco Systems, Inc. ..................................................... 75,702 5,929
Cognizant Technology Solutions Corp. , Class A ................................. 37,504 3,078
Dropbox, Inc. , Class A (a) ................................................. 153,880 3,921
Fair Isaac Corp. (a) ...................................................... 1,987 2,907
Gen Digital, Inc. ....................................................... 134,240 3,220
GoDaddy, Inc. , Class A (a) ................................................. 19,395 1,950
Jabil, Inc. ............................................................ 21,092 5,003
Lam Research Corp. ..................................................... 20,169 4,709
Manhattan Associates, Inc. (a) .............................................. 15,291 2,309
NetApp, Inc. .......................................................... 64,250 6,190
ON Semiconductor Corp. (a) ............................................... 77,238 4,626
QUALCOMM, Inc. ..................................................... 40,888 6,198
Salesforce, Inc. ........................................................ 73,070 15,512
Zebra Technologies Corp. (a) ............................................... 54,000 12,689
Zoom Communications, Inc. , Class A (a) ...................................... 34,870 3,212
153,163
Materials (2.7%):
Avery Dennison Corp. ................................................... 30,225 5,607
CF Industries Holdings, Inc. ............................................... 68,647 6,400
PPG Industries, Inc. ..................................................... 96,400 11,147
Reliance, Inc. .......................................................... 11,241 3,704
Steel Dynamics, Inc. ..................................................... 37,931 6,811
The Mosaic Co. ........................................................ 140,968 3,876
37,545
Real Estate (2.4%):
Equinix, Inc. .......................................................... 4,439 3,644
Equity LifeStyle Properties, Inc. ............................................ 174,400 11,017
Equity Residential ...................................................... 37,111 2,313

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Invitation Homes, Inc. ................................................... 75,059 $ 2,006
Prologis, Inc. .......................................................... 26,245 3,426
Public Storage ......................................................... 7,756 2,142
Simon Property Group, Inc. ............................................... 14,198 2,716
Ventas, Inc. ........................................................... 30,328 2,356
Welltower, Inc. ......................................................... 24,191 4,557
34,177
Utilities (3.5%):
American Electric Power Co., Inc. ........................................... 98,300 11,774
Edison International ..................................................... 125,154 7,795
Exelon Corp. .......................................................... 339,200 15,189
National Fuel Gas Co. ................................................... 92,285 7,729
NRG Energy, Inc. ....................................................... 18,250 2,786
PG&E Corp. .......................................................... 114,815 1,770
Talen Energy Corp. (a) ................................................... 6,465 2,252
49,295
Total Common Stocks (Cost $1,093,182)
a
a
a
1,392,453
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 789,058 789
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 789,058 789
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 789,058 789
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 789,058 789
Total Collateral for Securities Loaned (Cost $3,156)
a
a
a
3,156
Total Investments (Cost $1,096,338) — 98.9% 1,395,609
Other assets in excess of liabilities —  1.1% 15,724
NET ASSETS - 100.00% $ 1,411,333
At January 31, 2026, the Fund's investments in foreign securities were 7.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (11.4%):
Alphabet, Inc. , Class A ................................................... 1,407,661 $ 475,789
Alphabet, Inc. , Class C ................................................... 1,218,713 412,571
AT&T, Inc. ........................................................... 1,716,214 44,982
Charter Communications, Inc. , Class A (a) (b) ................................... 20,674 4,261
Comcast Corp. , Class A .................................................. 873,965 26,001
Electronic Arts, Inc. ..................................................... 54,204 11,053
Fox Corp. , Class A ...................................................... 48,943 3,562
Fox Corp. , Class B ...................................................... 34,788 2,281
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 4,845 386
Liberty Media Corp.-Liberty Formula One , Series C (a) ............................ 53,379 4,645
Live Nation Entertainment, Inc. (a) ........................................... 37,321 5,428
Meta Platforms, Inc. , Class A .............................................. 527,758 378,139
Netflix, Inc. (a) ......................................................... 1,102,136 92,017
News Corp. , Class A ..................................................... 87,859 2,375
News Corp. , Class B (b) .................................................. 24,950 776
Omnicom Group, Inc. .................................................... 75,143 5,789
Pinterest, Inc. , Class A (a) ................................................. 140,602 3,112
Reddit, Inc. , Class A (a) ................................................... 32,046 5,777
ROBLOX Corp. , Class A (a) ............................................... 146,570 9,639
Spotify Technology SA (a) ................................................. 36,225 18,125
Take-Two Interactive Software, Inc. (a) ........................................ 41,215 9,080
The Trade Desk, Inc. , Class A (a) ............................................ 104,094 3,157
The Walt Disney Co. .................................................... 432,577 48,795
T-Mobile US, Inc. ...................................................... 117,741 23,220
Verizon Communications, Inc. .............................................. 1,021,617 45,482
Warner Bros Discovery, Inc. (a) ............................................. 567,071 15,617
1,652,059
Communications Equipment (1.0%):
Arista Networks, Inc. (a) .................................................. 252,373 35,771
Ciena Corp. (a) ......................................................... 33,390 8,408
Cisco Systems, Inc. ..................................................... 956,329 74,900
F5, Inc. (a) ............................................................ 13,701 3,776
Lumentum Holdings, Inc. (a) ............................................... 16,422 6,435
Motorola Solutions, Inc. .................................................. 40,084 16,135
145,425
Consumer Discretionary (9.9%):
Airbnb, Inc. , Class A (a) .................................................. 100,491 13,001
Amazon.com, Inc. (a) .................................................... 2,350,828 562,553
AutoZone, Inc. (a) ....................................................... 4,004 14,832
Best Buy Co., Inc. ...................................................... 46,166 3,005
Booking Holdings, Inc. ................................................... 7,797 38,999
Burlington Stores, Inc. (a) ................................................. 14,933 4,418
Carnival Corp. (a) ....................................................... 257,032 7,716
Carvana Co. , Class A (a) .................................................. 31,956 12,818
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 316,682 12,309
D.R. Horton, Inc. ....................................................... 61,392 9,138
Darden Restaurants, Inc. .................................................. 27,767 5,535
Domino's Pizza, Inc. ..................................................... 7,962 3,267
DoorDash, Inc. , Class A (a) ................................................ 84,606 17,312
DraftKings, Inc. (a) ...................................................... 114,369 3,146
eBay, Inc. ............................................................ 108,626 9,909
Expedia Group, Inc. ..................................................... 27,815 7,367
Ford Motor Co. ........................................................ 941,910 13,074
Garmin Ltd. ........................................................... 39,282 7,921
General Motors Co. ..................................................... 225,230 18,919
Genuine Parts Co. ...................................................... 33,029 4,591
Hilton Worldwide Holdings, Inc. ............................................ 56,924 16,992
Las Vegas Sands Corp. ................................................... 68,851 3,631
Lennar Corp. , Class A .................................................... 52,777 5,771
Lennar Corp. , Class B (b) ................................................. 1,514 153

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 135,798 $ 36,266
Lululemon Athletica, Inc. (a) ............................................... 24,663 4,304
Marriott International, Inc. , Class A .......................................... 53,266 16,795
McDonald's Corp. ...................................................... 172,639 54,381
NIKE, Inc. , Class B ..................................................... 282,871 17,484
NVR, Inc. (a) .......................................................... 644 4,917
O'Reilly Automotive, Inc. (a) ............................................... 202,543 19,932
PulteGroup, Inc. ........................................................ 46,412 5,806
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 190,813 2,815
Ross Stores, Inc. ....................................................... 76,419 14,416
Royal Caribbean Cruises Ltd. .............................................. 61,291 19,898
Somnigroup International, Inc. ............................................. 44,519 3,911
Starbucks Corp. ........................................................ 274,689 25,258
Tapestry, Inc. .......................................................... 48,845 6,199
Tesla, Inc. (a) .......................................................... 579,731 249,522
The Home Depot, Inc. ................................................... 241,399 90,426
The TJX Cos., Inc. ...................................................... 268,802 40,269
Tractor Supply Co. ...................................................... 126,330 6,428
Ulta Beauty, Inc. (a) ..................................................... 10,628 6,880
Viking Holdings Ltd. (a) .................................................. 49,197 3,550
Williams-Sonoma, Inc. ................................................... 28,070 5,745
Yum! Brands, Inc. ...................................................... 66,817 10,390
1,441,969
Consumer Staples (5.0%):
Altria Group, Inc. ....................................................... 405,809 25,156
Archer-Daniels-Midland Co. ............................................... 114,579 7,712
Brown-Forman Corp. , Class A .............................................. 7,551 210
Brown-Forman Corp. , Class B (b) ........................................... 66,023 1,807
Bunge Global SA ....................................................... 38,049 4,333
Casey's General Stores, Inc. ............................................... 8,820 5,349
Church & Dwight Co., Inc. ................................................ 57,277 5,513
Colgate-Palmolive Co. ................................................... 194,510 17,562
Constellation Brands, Inc. , Class A .......................................... 36,581 5,732
Costco Wholesale Corp. .................................................. 107,529 101,104
Dollar General Corp. .................................................... 52,696 7,558
Dollar Tree, Inc. (a) ...................................................... 47,607 5,598
General Mills, Inc. ...................................................... 127,215 5,885
Kenvue, Inc. .......................................................... 460,297 8,009
Keurig Dr. Pepper, Inc. ................................................... 311,499 8,548
Kimberly-Clark Corp. .................................................... 79,644 7,964
McCormick & Co., Inc. .................................................. 63,162 3,905
Mondelez International, Inc. , Class A ......................................... 311,362 18,205
Monster Beverage Corp. (a) ................................................ 167,753 13,548
PepsiCo, Inc. .......................................................... 330,397 50,759
Philip Morris International, Inc. ............................................. 377,001 67,649
Sysco Corp. ........................................................... 115,009 9,644
Target Corp. .......................................................... 108,944 11,490
The Coca-Cola Co. ...................................................... 1,036,596 77,548
The Estee Lauder Cos., Inc. , Class A ......................................... 58,828 6,782
The Hershey Co. ....................................................... 34,903 6,798
The Kraft Heinz Co. ..................................................... 282,918 6,717
The Kroger Co. ........................................................ 158,249 9,946
The Procter & Gamble Co. ................................................ 566,563 85,987
Tyson Foods, Inc. , Class A ................................................ 66,251 4,328
U.S. Foods Holding Corp. (a) ............................................... 52,739 4,410
Walmart, Inc. .......................................................... 1,058,088 126,061
721,817
Electronic Equipment, Instruments & Components (0.8%):
Amphenol Corp. , Class A ................................................. 294,991 42,502
CDW Corp. ........................................................... 30,883 3,903
Coherent Corp. (a) ...................................................... 37,449 7,946
Corning, Inc. .......................................................... 190,252 19,643

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Jabil, Inc. ............................................................ 25,052 $ 5,942
Keysight Technologies, Inc. (a) ............................................. 41,005 8,871
TE Connectivity PLC .................................................... 71,028 15,824
Teledyne Technologies, Inc. (a) ............................................. 11,146 6,914
111,545
Energy (3.2%):
Baker Hughes Co. , Class A ................................................ 237,714 13,322
Cheniere Energy, Inc. .................................................... 51,490 10,891
Chevron Corp. ......................................................... 486,028 85,978
ConocoPhillips Co. ..................................................... 299,082 31,173
Coterra Energy, Inc. ..................................................... 178,768 5,157
Devon Energy Corp. ..................................................... 140,749 5,660
Diamondback Energy, Inc. ................................................ 43,347 7,107
EOG Resources, Inc. .................................................... 130,717 14,657
EQT Corp. ............................................................ 144,175 8,323
Expand Energy Corp. .................................................... 56,791 6,384
Exxon Mobil Corp. ..................................................... 1,021,604 144,455
Halliburton Co. ........................................................ 201,045 6,739
Kinder Morgan, Inc. ..................................................... 468,286 14,278
Marathon Petroleum Corp. ................................................ 72,350 12,747
Occidental Petroleum Corp. (b) ............................................. 236,585 10,739
ONEOK, Inc. .......................................................... 151,445 11,993
Phillips 66 Co. ......................................................... 97,146 13,946
SLB Ltd. ............................................................. 360,391 17,436
Targa Resources Corp. ................................................... 50,902 10,230
Texas Pacific Land Corp. ................................................. 16,459 5,734
The Williams Cos., Inc. .................................................. 293,888 19,767
Valero Energy Corp. ..................................................... 73,244 13,289
470,005
Financials (13.0%):
Affirm Holdings, Inc. , Class A (a) ............................................ 66,065 3,984
Aflac, Inc. ............................................................ 112,874 12,523
American Express Co. ................................................... 166,902 58,778
American International Group, Inc. .......................................... 129,675 9,710
Ameriprise Financial, Inc. ................................................. 22,353 11,784
Aon PLC , Class A ...................................................... 51,374 17,962
Apollo Global Management, Inc. ............................................ 99,264 13,355
Arch Capital Group Ltd. (a) ................................................ 84,101 8,077
Ares Management Corp. , Class A ........................................... 49,894 7,468
Arthur J. Gallagher & Co. ................................................. 61,461 15,327
Bank of America Corp. ................................................... 1,768,920 94,107
Berkshire Hathaway, Inc. , Class A (a) ......................................... 79 57,077
Berkshire Hathaway, Inc. , Class B (a) ......................................... 331,935 159,505
BlackRock, Inc. ........................................................ 34,918 39,071
Blackstone, Inc. ........................................................ 177,063 25,217
Block, Inc. , Class A (a) ................................................... 127,846 7,726
Brown & Brown, Inc. .................................................... 69,668 5,023
Capital One Financial Corp. ............................................... 152,786 33,449
Cboe Global Markets, Inc. ................................................ 25,048 6,639
Chubb Ltd. ........................................................... 94,943 29,391
Cincinnati Financial Corp. ................................................ 36,728 5,909
Citigroup, Inc. ......................................................... 432,414 50,035
Citizens Financial Group, Inc. .............................................. 101,993 6,423
CME Group, Inc. , Class A ................................................. 86,901 25,120
Coinbase Global, Inc. , Class A (a) ........................................... 53,266 10,373
Corebridge Financial, Inc. ................................................. 96,065 2,962
Corpay, Inc. (a) ......................................................... 16,129 5,075
Erie Indemnity Co. , Class A ............................................... 5,825 1,649
Fidelity National Information Services, Inc. .................................... 124,384 6,872
Fifth Third Bancorp ..................................................... 157,978 7,934
First Citizens Bancshares, Inc. , Class A ....................................... 1,964 4,065
Fiserv, Inc. (a) .......................................................... 128,352 8,180

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Global Payments, Inc. .................................................... 55,901 $ 4,010
Huntington Bancshares, Inc. ............................................... 373,891 6,536
Interactive Brokers Group, Inc. , Class A ....................................... 103,417 7,744
Intercontinental Exchange, Inc. ............................................. 137,062 23,819
JPMorgan Chase & Co. .................................................. 658,262 201,356
KeyCorp ............................................................. 260,785 5,612
KKR & Co., Inc. ....................................................... 165,913 18,957
Loews Corp. .......................................................... 40,393 4,264
LPL Financial Holdings, Inc. ............................................... 19,076 6,953
M&T Bank Corp. ....................................................... 36,805 8,155
Markel Group, Inc. (a) .................................................... 2,960 6,040
Marsh & McLennan Cos., Inc. ............................................. 118,448 22,291
Mastercard, Inc. , Class A ................................................. 198,872 107,150
MetLife, Inc. .......................................................... 132,297 10,436
Moody's Corp. ......................................................... 43,133 22,238
Morgan Stanley ........................................................ 293,168 53,591
MSCI, Inc. , Class A ..................................................... 17,481 10,650
Nasdaq, Inc. .......................................................... 108,710 10,533
Northern Trust Corp. .................................................... 44,605 6,665
PayPal Holdings, Inc. .................................................... 225,588 11,886
Principal Financial Group, Inc. ............................................. 52,087 4,934
Prudential Financial, Inc. ................................................. 84,149 9,350
Raymond James Financial, Inc. ............................................. 42,327 7,020
Regions Financial Corp. .................................................. 209,484 5,970
Robinhood Markets, Inc. , Class A (a) ......................................... 183,689 18,273
Rocket Cos., Inc. , Class A ................................................. 200,715 3,599
S&P Global, Inc. ....................................................... 73,283 38,678
SoFi Technologies, Inc. (a) ................................................. 299,871 6,840
State Street Corp. ....................................................... 66,848 8,748
Synchrony Financial ..................................................... 86,049 6,250
T. Rowe Price Group, Inc. ................................................. 51,248 5,416
The Allstate Corp. ...................................................... 62,843 12,505
The Bank of New York Mellon Corp. ......................................... 168,315 20,184
The Carlyle Group, Inc. .................................................. 62,393 3,667
The Charles Schwab Corp. ................................................ 405,741 42,165
The Goldman Sachs Group, Inc. ............................................ 72,387 67,711
The Hartford Insurance Group, Inc. .......................................... 66,836 9,027
The PNC Financial Services Group, Inc. ...................................... 94,504 21,103
The Progressive Corp. ................................................... 141,652 29,464
The Travelers Cos., Inc. .................................................. 53,659 15,266
Toast, Inc. , Class A (a) .................................................... 112,734 3,507
Truist Financial Corp. .................................................... 308,583 15,867
U.S. Bancorp .......................................................... 375,200 21,052
Visa, Inc. , Class A ...................................................... 408,260 131,390
W.R. Berkley Corp. ..................................................... 71,103 4,876
Wells Fargo & Co. ...................................................... 760,139 68,785
Willis Towers Watson PLC ................................................ 22,930 7,280
1,888,583
Health Care (9.6%):
Abbott Laboratories ..................................................... 418,864 45,782
AbbVie, Inc. .......................................................... 428,492 95,558
Agilent Technologies, Inc. ................................................. 67,864 9,084
Alnylam Pharmaceuticals, Inc. (a) ........................................... 31,304 10,583
Amgen, Inc. ........................................................... 130,288 44,543
Becton Dickinson & Co. .................................................. 68,799 13,999
Biogen, Inc. (a) ......................................................... 35,125 6,319
Boston Scientific Corp. (a) ................................................. 357,813 33,466
Bristol-Myers Squibb Co. ................................................. 492,131 27,092
Cardinal Health, Inc. .................................................... 57,176 12,286
Cencora, Inc. .......................................................... 44,886 16,124
Centene Corp. (a) ....................................................... 114,622 4,965
CVS Health Corp. ...................................................... 306,869 22,868
Danaher Corp. ......................................................... 155,943 34,134

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Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Dexcom, Inc. (a) ........................................................ 92,191 $ 6,734
Edwards Lifesciences Corp. (a) ............................................. 138,047 11,232
Elevance Health, Inc. .................................................... 53,602 18,532
Eli Lilly & Co. ......................................................... 206,605 214,280
Exact Sciences Corp. (a) .................................................. 44,558 4,560
GE HealthCare Technologies, Inc. ........................................... 109,358 8,636
Gilead Sciences, Inc. .................................................... 300,058 42,593
HCA Healthcare, Inc. .................................................... 37,806 18,460
Hologic, Inc. (a) ........................................................ 52,186 3,910
Humana, Inc. .......................................................... 28,854 5,632
IDEXX Laboratories, Inc. (a) ............................................... 19,066 12,783
Illumina, Inc. (a) ........................................................ 35,520 5,144
Incyte Corp. (a) ......................................................... 46,413 4,645
Insmed, Inc. (a) ......................................................... 50,597 7,937
Insulet Corp. (a) ........................................................ 16,727 4,279
Intuitive Surgical, Inc. (a) ................................................. 85,425 43,073
IQVIA Holdings, Inc. (a) .................................................. 40,662 9,358
Johnson & Johnson ..................................................... 584,087 132,734
Labcorp Holdings, Inc. ................................................... 19,749 5,362
McKesson Corp. ....................................................... 29,870 24,828
Medtronic PLC ........................................................ 310,323 31,951
Merck & Co., Inc. ...................................................... 601,463 66,323
Mettler-Toledo International, Inc. (a) ......................................... 4,870 6,688
Natera, Inc. (a) ......................................................... 31,640 7,313
Pfizer, Inc. ............................................................ 1,376,485 36,394
Quest Diagnostics, Inc. ................................................... 26,439 4,945
Regeneron Pharmaceuticals, Inc. ............................................ 24,467 18,141
ResMed, Inc. .......................................................... 34,916 9,019
STERIS PLC .......................................................... 23,447 6,157
Stryker Corp. .......................................................... 86,922 32,123
Tenet Healthcare Corp. (a) ................................................. 20,781 3,933
The Cigna Group ....................................................... 63,531 17,415
The Cooper Cos., Inc. (a) .................................................. 46,317 3,769
Thermo Fisher Scientific, Inc. .............................................. 90,917 52,606
United Therapeutics Corp. (a) .............................................. 9,918 4,656
UnitedHealth Group, Inc. ................................................. 219,321 62,930
Veeva Systems, Inc. , Class A (a) ............................................. 36,068 7,355
Vertex Pharmaceuticals, Inc. (a) ............................................. 61,270 28,791
Waters Corp. (a) ........................................................ 14,235 5,277
West Pharmaceutical Services, Inc. .......................................... 17,070 3,945
Zimmer Biomet Holdings, Inc. ............................................. 47,161 4,106
Zoetis, Inc. , Class A ..................................................... 106,192 13,255
1,388,607
Industrials (8.9%):
3M Co. .............................................................. 128,427 19,670
AMETEK, Inc. ........................................................ 55,286 12,383
Automatic Data Processing, Inc. ............................................ 97,777 24,133
Axon Enterprise, Inc. (a) .................................................. 18,037 8,722
Bloom Energy Corp. , Class A (a) ............................................ 52,498 7,947
Broadridge Financial Solutions, Inc. ......................................... 27,844 5,488
C.H. Robinson Worldwide, Inc. ............................................. 28,049 5,468
Carrier Global Corp. ..................................................... 190,623 11,357
Caterpillar, Inc. ........................................................ 113,306 74,483
Cintas Corp. .......................................................... 82,640 15,816
Comfort Systems USA, Inc. ............................................... 8,375 9,565
Copart, Inc. (a) ......................................................... 212,806 8,636
CSX Corp. ............................................................ 449,150 16,960
Cummins, Inc. ......................................................... 33,270 19,257
Curtiss-Wright Corp. .................................................... 8,788 5,771
Deere & Co. .......................................................... 60,598 31,996
Delta Air Lines, Inc. ..................................................... 156,852 10,335
Dover Corp. ........................................................... 32,760 6,601
Eaton Corp. PLC ....................................................... 93,904 33,000

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
EMCOR Group, Inc. .................................................... 10,600 $ 7,640
Emerson Electric Co. .................................................... 135,506 19,914
Equifax, Inc. .......................................................... 29,122 5,865
Expeditors International of Washington, Inc. .................................... 31,823 5,109
Fastenal Co. ........................................................... 276,368 11,983
FedEx Corp. .......................................................... 52,172 16,812
Ferguson Enterprises, Inc. ................................................. 47,064 11,882
Fortive Corp. .......................................................... 75,311 3,977
FTAI Aviation Ltd. ...................................................... 24,185 6,586
GE Vernova, Inc. ....................................................... 65,727 47,742
General Dynamics Corp. .................................................. 64,996 22,819
General Electric Co. ..................................................... 255,309 78,326
Graco, Inc. ........................................................... 38,964 3,403
HEICO Corp. .......................................................... 10,069 3,332
HEICO Corp. , Class A ................................................... 18,242 4,644
Honeywell International, Inc. .............................................. 153,662 34,961
Howmet Aerospace, Inc. .................................................. 96,270 20,032
Hubbell, Inc. , Class B .................................................... 12,687 6,191
Illinois Tool Works, Inc. .................................................. 69,890 18,259
Ingersoll Rand, Inc. ..................................................... 94,819 8,163
J.B. Hunt Transport Services, Inc. ........................................... 18,000 3,649
Jacobs Solutions, Inc. .................................................... 28,221 3,817
Johnson Controls International PLC .......................................... 147,249 17,561
L3Harris Technologies, Inc. ............................................... 45,051 15,446
Leidos Holdings, Inc. .................................................... 30,415 5,727
Lennox International, Inc. ................................................. 7,561 3,743
Lockheed Martin Corp. ................................................... 56,014 35,525
Norfolk Southern Corp. .................................................. 54,187 15,781
Northrop Grumman Corp. ................................................. 34,459 23,855
nVent Electric PLC ...................................................... 37,912 4,256
Old Dominion Freight Line, Inc. ............................................ 43,241 7,489
Otis Worldwide Corp. .................................................... 93,657 8,000
PACCAR, Inc. ......................................................... 124,495 15,302
Parker-Hannifin Corp. ................................................... 30,509 28,552
Paychex, Inc. .......................................................... 77,608 8,004
Pentair PLC ........................................................... 38,708 4,079
Quanta Services, Inc. .................................................... 35,654 16,922
Republic Services, Inc. , Class A ............................................ 48,021 10,329
Rocket Lab Corp. (a) ..................................................... 116,454 9,325
Rockwell Automation, Inc. ................................................ 27,016 11,391
Rollins, Inc. ........................................................... 75,312 4,770
RTX Corp. ............................................................ 325,014 65,305
Snap-on, Inc. .......................................................... 12,128 4,440
Southwest Airlines Co. ................................................... 122,165 5,805
SS&C Technologies Holdings, Inc. .......................................... 50,259 4,116
Textron, Inc. .......................................................... 41,643 3,667
The Boeing Co. (a) ...................................................... 189,593 44,312
Trane Technologies PLC .................................................. 53,515 22,507
TransDigm Group, Inc. ................................................... 13,409 19,142
TransUnion ........................................................... 45,556 3,600
Uber Technologies, Inc. (a) ................................................ 483,932 38,739
Union Pacific Corp. ..................................................... 143,483 33,733
United Airlines Holdings, Inc. (a) ............................................ 77,471 7,927
United Parcel Service, Inc. , Class B .......................................... 178,694 18,981
United Rentals, Inc. ..................................................... 15,278 11,948
Veralto Corp. .......................................................... 59,380 5,877
Verisk Analytics, Inc. , Class A .............................................. 33,402 7,264
Vertiv Holdings Co. , Class A ............................................... 90,679 16,883
W.W. Grainger, Inc. ..................................................... 10,754 11,614
Waste Management, Inc. .................................................. 97,233 21,609
Watsco, Inc. ........................................................... 8,232 3,181
Westinghouse Air Brake Technologies Corp. .................................... 40,716 9,370
Woodward, Inc. ........................................................ 13,488 4,287

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
XPO, Inc. (a) .......................................................... 27,123 $ 4,017
Xylem, Inc. ........................................................... 58,399 8,052
1,295,127
IT Services (1.2%):
Accenture PLC , Class A .................................................. 149,925 39,526
Cloudflare, Inc. , Class A (a) ................................................ 75,395 13,371
Cognizant Technology Solutions Corp. , Class A ................................. 115,751 9,499
CoreWeave, Inc. , Class A (a) (b) ............................................. 76,760 7,153
Gartner, Inc. (a) ........................................................ 16,598 3,479
GoDaddy, Inc. , Class A (a) ................................................. 31,849 3,202
International Business Machines Corp. ........................................ 226,549 69,483
MongoDB, Inc. , Class A (a) ................................................ 18,885 7,013
Okta, Inc. , Class A (a) .................................................... 40,095 3,387
Snowflake, Inc. , Class A (a) ................................................ 79,789 15,375
Twilio, Inc. , Class A (a) ................................................... 34,521 4,158
VeriSign, Inc. .......................................................... 21,984 5,369
181,015
Materials (1.7%):
Air Products and Chemicals, Inc. ............................................ 53,536 14,588
Amcor PLC ........................................................... 109,991 4,867
Corteva, Inc. .......................................................... 162,712 11,845
Dow, Inc. ............................................................ 168,894 4,653
DuPont de Nemours, Inc. ................................................. 99,560 4,373
Ecolab, Inc. ........................................................... 61,299 17,286
Freeport-McMoRan, Inc. ................................................. 345,375 20,802
International Flavors & Fragrances, Inc. ....................................... 59,790 4,174
International Paper Co. ................................................... 125,137 5,045
Linde PLC ............................................................ 112,646 51,476
LyondellBasell Industries NV , Class A ........................................ 60,394 2,959
Martin Marietta Materials, Inc. ............................................. 14,419 9,400
Newmont Corp. ........................................................ 264,032 29,664
Nucor Corp. ........................................................... 54,730 9,727
Packaging Corp. of America ............................................... 20,960 4,665
PPG Industries, Inc. ..................................................... 53,688 6,208
Reliance, Inc. .......................................................... 12,385 4,081
RPM International, Inc. .................................................. 30,002 3,209
Smurfit Westrock PLC ................................................... 124,342 5,176
Steel Dynamics, Inc. ..................................................... 32,649 5,863
The Sherwin-Williams Co. ................................................ 55,626 19,727
Vulcan Materials Co. .................................................... 31,788 9,554
249,342
Real Estate (1.7%):
American Tower Corp. ................................................... 112,968 20,253
AvalonBay Communities, Inc. .............................................. 33,807 6,007
CBRE Group, Inc. , Class A (a) .............................................. 71,257 12,137
CoStar Group, Inc. (a) .................................................... 100,290 6,168
Crown Castle, Inc. ...................................................... 104,520 9,073
Digital Realty Trust, Inc. .................................................. 82,781 13,738
Equinix, Inc. .......................................................... 23,618 19,389
Equity Residential ...................................................... 90,221 5,623
Essex Property Trust, Inc. ................................................. 15,208 3,830
Extra Space Storage, Inc. ................................................. 50,456 6,961
Invitation Homes, Inc. ................................................... 145,226 3,882
Iron Mountain, Inc. ..................................................... 70,323 6,479
Mid-America Apartment Communities, Inc. .................................... 27,576 3,703
Prologis, Inc. .......................................................... 224,370 29,294
Public Storage ......................................................... 37,971 10,487
Realty Income Corp. .................................................... 221,782 13,564
SBA Communications Corp. , Class A ......................................... 25,101 4,621
Simon Property Group, Inc. ............................................... 78,127 14,947
Sun Communities, Inc. ................................................... 29,001 3,696
Ventas, Inc. ........................................................... 112,439 8,733

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
VICI Properties, Inc. , Class A .............................................. 255,953 $ 7,187
Welltower, Inc. ......................................................... 166,188 31,303
Weyerhaeuser Co. ...................................................... 171,138 4,412
Zillow Group, Inc. , Class A (a) .............................................. 10,332 643
Zillow Group, Inc. , Class C (a) .............................................. 39,413 2,484
248,614
Semiconductors & Semiconductor Equipment (14.3%):
Advanced Micro Devices, Inc. (a) ............................................ 393,084 93,055
Analog Devices, Inc. .................................................... 118,286 36,773
Applied Materials, Inc. ................................................... 192,491 62,044
Astera Labs, Inc. (a) ..................................................... 32,105 4,836
Broadcom, Inc. ........................................................ 1,123,907 372,350
Credo Technology Group Holding Ltd. (a) ..................................... 38,272 4,795
First Solar, Inc. (a) ...................................................... 24,326 5,486
Intel Corp. (a) .......................................................... 1,029,197 47,827
KLA Corp. ........................................................... 31,824 45,443
Lam Research Corp. ..................................................... 303,679 70,897
Marvell Technology, Inc. ................................................. 203,985 16,098
Microchip Technology, Inc. ................................................ 127,395 9,672
Micron Technology, Inc. .................................................. 272,343 112,990
Monolithic Power Systems, Inc. ............................................ 11,029 12,398
NVIDIA Corp. ......................................................... 5,658,456 1,081,501
ON Semiconductor Corp. (a) ............................................... 95,860 5,741
QUALCOMM, Inc. ..................................................... 259,404 39,323
Teradyne, Inc. ......................................................... 37,588 9,060
Texas Instruments, Inc. ................................................... 219,896 47,398
2,077,687
Software (8.8%):
Adobe, Inc. (a) ......................................................... 101,031 29,627
AppLovin Corp. , Class A (a) ............................................... 54,184 25,635
Atlassian Corp. , Class A (a) ................................................ 37,866 4,475
Autodesk, Inc. (a) ....................................................... 51,008 12,898
Cadence Design Systems, Inc. (a) ............................................ 65,574 19,433
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 59,002 26,044
Datadog, Inc. , Class A (a) ................................................. 76,595 9,905
Docusign, Inc. , Class A (a) ................................................. 46,918 2,465
Dynatrace, Inc. (a) ...................................................... 70,575 2,688
Fair Isaac Corp. (a) ...................................................... 5,538 8,103
Fortinet, Inc. (a) ........................................................ 148,164 12,040
Gen Digital, Inc. ....................................................... 132,433 3,177
Guidewire Software, Inc. (a) ............................................... 20,056 2,823
HubSpot, Inc. (a) ....................................................... 12,023 3,366
Intuit, Inc. ............................................................ 65,850 32,854
Microsoft Corp. ........................................................ 1,777,441 764,815
Oracle Corp. .......................................................... 409,010 67,315
Palantir Technologies, Inc. , Class A (a) ........................................ 529,267 77,585
Palo Alto Networks, Inc. (a) ................................................ 167,337 29,614
PTC, Inc. (a) ........................................................... 28,430 4,439
Roper Technologies, Inc. .................................................. 25,851 9,597
Salesforce, Inc. ........................................................ 221,283 46,976
ServiceNow, Inc. (a) ..................................................... 250,386 29,298
Strategy, Inc. , Class A (a) .................................................. 64,414 9,643
Synopsys, Inc. (a) ....................................................... 44,359 20,632
Trimble, Inc. (a) ........................................................ 56,565 3,824
Tyler Technologies, Inc. (a) ................................................ 10,224 3,777
Unity Software, Inc. (a) ................................................... 81,774 2,380
Workday, Inc. , Class A (a) ................................................. 50,900 8,940
Zoom Communications, Inc. , Class A (a) ...................................... 63,391 5,838
Zscaler, Inc. (a) ......................................................... 24,598 4,920
1,285,126
Technology Hardware, Storage & Peripherals (7.1%):
Apple, Inc. ........................................................... 3,582,822 929,671

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Dell Technologies, Inc. , Class C ............................................ 75,199 $ 8,606
Hewlett Packard Enterprise Co. ............................................. 315,300 6,785
HP, Inc. .............................................................. 218,538 4,248
IonQ, Inc. (a) (b) ........................................................ 82,038 3,280
NetApp, Inc. .......................................................... 47,126 4,541
Pure Storage, Inc. , Class A (a) .............................................. 74,812 5,202
Sandisk Corp. (a) ....................................................... 33,320 19,201
Seagate Technology Holdings PLC .......................................... 51,411 20,960
Super Micro Computer, Inc. (a) ............................................. 121,867 3,547
Western Digital Corp. .................................................... 81,946 20,505
1,026,546
Utilities (2.2%):
Alliant Energy Corp. .................................................... 61,046 4,023
Ameren Corp. ......................................................... 64,612 6,673
American Electric Power Co., Inc. ........................................... 128,647 15,409
American Water Works Co., Inc. ............................................ 46,648 6,024
Atmos Energy Corp. ..................................................... 38,616 6,423
CenterPoint Energy, Inc. .................................................. 155,669 6,178
CMS Energy Corp. ...................................................... 72,298 5,169
Consolidated Edison, Inc. ................................................. 86,669 9,241
Constellation Energy Corp. ................................................ 75,460 21,180
Dominion Energy, Inc. ................................................... 205,745 12,380
DTE Energy Co. ....................................................... 49,627 6,669
Duke Energy Corp. ...................................................... 187,910 22,803
Edison International ..................................................... 91,978 5,728
Entergy Corp. ......................................................... 107,325 10,291
Evergy, Inc. ........................................................... 54,046 4,147
Eversource Energy ...................................................... 89,793 6,207
Exelon Corp. .......................................................... 243,340 10,897
FirstEnergy Corp. ....................................................... 138,271 6,546
NextEra Energy, Inc. .................................................... 504,250 44,324
NiSource, Inc. ......................................................... 113,674 5,035
NRG Energy, Inc. ....................................................... 45,556 6,953
PG&E Corp. .......................................................... 525,857 8,109
PPL Corp. ............................................................ 177,116 6,420
Public Service Enterprise Group, Inc. ......................................... 120,027 9,885
Sempra .............................................................. 157,448 13,700
Talen Energy Corp. (a) ................................................... 10,810 3,766
The Southern Co. ....................................................... 266,218 23,776
Vistra Corp. ........................................................... 80,928 12,815
WEC Energy Group, Inc. ................................................. 78,108 8,644
Xcel Energy, Inc. ....................................................... 142,304 10,824
320,239
Total Common Stocks (Cost $2,977,258)
a
a
a
14,503,706
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 2,978,144 2,978
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 2,978,144 2,978
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 2,978,144 2,978
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 2,978,144 2,979
Total Collateral for Securities Loaned (Cost $11,913)
a
a
a
11,913
Total Investments (Cost $2,989,171) — 99.9% 14,515,619
Other assets in excess of liabilities —  0.1% 8,028
NET ASSETS - 100.00% $ 14,523,647
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2026.
PLC
—
Public Limited Company

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 47 3/20/26 $ 16,020 $ 16,370 $ 350
Total unrealized appreciation $ 350
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 350

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (3.2%):
Advantage Solutions, Inc. (a) (b) ............................................. 8,864 $ 10
AMC Entertainment Holdings, Inc. , Class A (a) (b) ................................ 57,986 81
AMC Networks, Inc. , Class A (a) ............................................ 3,418 26
Angel Studios, Inc. (a) (b) .................................................. 8,950 35
Angi, Inc. , Class A (a) .................................................... 3,829 50
Anterix, Inc. (a) ........................................................ 2,022 53
Array Digital Infrastructure, Inc. ............................................ 1,710 82
AST SpaceMobile, Inc. , Class A (a) (b) ........................................ 25,427 2,828
Atlanta Braves Holdings, Inc. , Class C (a) ...................................... 6,511 260
ATN International, Inc. ................................................... 1,064 26
Bandwidth, Inc. , Class A (a) ................................................ 3,113 44
Boston Omaha Corp. , Class A (a) ............................................ 3,368 41
Bumble, Inc. , Class A (a) .................................................. 6,965 23
Cable One, Inc. ........................................................ 515 42
Cargurus, Inc. , Class A (a) ................................................. 8,929 289
Cars.com, Inc. (a) ....................................................... 6,058 69
Cinemark Holdings, Inc. .................................................. 12,046 285
Clear Channel Outdoor Holdings, Inc. , Class A (a) ................................ 42,163 88
Cogent Communications Holdings, Inc. (b) ..................................... 5,309 129
CuriosityStream, Inc. .................................................... 4,183 16
DoubleVerify Holdings, Inc. (a) ............................................. 16,125 174
EchoStar Corp. , Class A (a) (b) .............................................. 14,642 1,658
Entravision Communications Corp. , Class A .................................... 6,793 20
Eventbrite, Inc. , Class A (a) ................................................ 8,391 37
EverQuote, Inc. , Class A (a) ................................................ 3,116 71
fuboTV, Inc. , Class A (a) (b) ................................................ 38,050 85
GCI Liberty, Inc. (a) (c) ................................................... 12,260 — (d)
GCI Liberty, Inc. , Class C (a) ............................................... 2,999 111
Getty Images Holdings, Inc. (a) (b) ........................................... 12,312 16
Globalstar, Inc. (a) ...................................................... 5,772 356
Gogo, Inc. (a) .......................................................... 8,622 40
Gray Media, Inc. ....................................................... 10,049 45
IAC, Inc. (a) ........................................................... 7,417 274
Ibotta, Inc. , Class A (a) (b) ................................................. 1,306 27
IDT Corp. , Class B ...................................................... 2,313 112
iHeartMedia, Inc. , Class A (a) .............................................. 12,953 42
Iridium Communications, Inc. .............................................. 10,417 208
John Wiley & Sons, Inc. , Class A ............................................ 4,674 146
Liberty Broadband Corp. , Class C (a) ......................................... 14,990 721
Liberty Global Ltd. , Class A (a) ............................................. 33,916 376
Liberty Latin America Ltd. , Class C (a) ........................................ 18,435 143
Liberty Live Holdings, Inc. , Class C (a) ....................................... 9,608 793
Lionsgate Studios Corp. (a) ................................................ 22,500 212
Lumen Technologies, Inc. (a) ............................................... 108,491 957
Madison Square Garden Entertainment Corp. , Class A (a) .......................... 4,454 276
Madison Square Garden Sports Corp. (a) ....................................... 1,943 551
Magnite, Inc. (a) ........................................................ 16,119 233
Match Group, Inc. ...................................................... 26,984 841
MediaAlpha, Inc. , Class A (a) .............................................. 3,452 35
MNTN, Inc. , Class A (a) .................................................. 2,187 20
National CineMedia, Inc. ................................................. 7,184 26
Newsmax, Inc. , Class B (a) (b) .............................................. 7,396 51
Nexstar Media Group, Inc. , Class A .......................................... 3,259 692
Nextdoor Holdings, Inc. (a) ................................................ 24,417 48
Optimum Communications, Inc. , Class A (a) .................................... 27,539 42
Paramount Skydance Corp. , Class B (b) ....................................... 98,288 1,102
Playtika Holding Corp. ................................................... 8,363 30
PubMatic, Inc. , Class A (a) ................................................ 4,184 30
QuinStreet, Inc. (a) ...................................................... 5,860 78
Reservoir Media, Inc. (a) .................................................. 3,709 28
Roku, Inc. , Class A (a) .................................................... 14,947 1,423

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(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Rumble, Inc. (a) (b) ...................................................... 12,359 $ 70
Scholastic Corp. ........................................................ 2,273 80
Shenandoah Telecommunications Co. ........................................ 5,530 66
Shutterstock, Inc. ....................................................... 2,734 54
Sinclair, Inc. .......................................................... 4,456 65
Sirius XM Holdings, Inc. ................................................. 37,970 773
Snap, Inc. , Class A (a) .................................................... 129,194 895
Sphere Entertainment Co. (a) ............................................... 3,062 292
Spok Holdings, Inc. ..................................................... 2,226 31
Stagwell, Inc. , Class A (a) ................................................. 11,731 71
TechTarget, Inc. (a) ...................................................... 3,063 16
TEGNA, Inc. .......................................................... 18,275 350
Telephone and Data Systems, Inc. ........................................... 11,493 519
The Arena Group Holdings, Inc. (a) .......................................... 935 4
The E.W. Scripps Co. , Class A (a) ........................................... 6,961 23
The Marcus Corp. ...................................................... 2,461 37
The New York Times Co. , Class A ........................................... 18,287 1,341
Thryv Holdings, Inc. (a) .................................................. 4,402 21
TKO Group Holdings, Inc. , Class A .......................................... 7,549 1,529
TripAdvisor, Inc. (a) ..................................................... 12,399 165
Trump Media & Technology Group Corp. (a) ................................... 18,573 237
Uniti Group, Inc. (a) ..................................................... 25,770 214
USA TODAY Co., Inc. (a) ................................................. 14,484 86
Warner Music Group Corp. , Class A (b) ....................................... 16,536 496
Yelp, Inc. , Class A (a) .................................................... 6,829 187
Ziff Davis, Inc. (a) ....................................................... 4,346 166
ZipRecruiter, Inc. (a) ..................................................... 6,665 16
ZoomInfo Technologies, Inc. , Class A (a) ...................................... 29,668 239
24,650
Consumer Discretionary (11.2%):
1-800-Flowers.com, Inc. , Class A (a) (b) ....................................... 3,276 14
1stdibs.com, Inc. (a) ..................................................... 2,491 14
Abercrombie & Fitch Co. (a) ............................................... 5,152 503
Academy Sports & Outdoors, Inc. ........................................... 7,563 416
Accel Entertainment, Inc. , Class A (a) ......................................... 5,721 65
Acushnet Holdings Corp. ................................................. 3,140 304
ADT, Inc. ............................................................ 74,535 596
Adtalem Global Education, Inc. (a) ........................................... 4,065 421
Advance Auto Parts, Inc. (b) ............................................... 6,764 325
American Axle & Manufacturing Holdings, Inc. (a) (b) ............................. 12,611 101
American Eagle Outfitters, Inc. ............................................. 17,695 412
American Public Education, Inc. (a) .......................................... 1,925 80
America's Car-Mart, Inc. (a) ................................................ 832 21
Aptiv PLC (a) .......................................................... 24,577 1,862
Aramark ............................................................. 30,048 1,157
Arhaus, Inc. , Class A (a) .................................................. 5,792 59
Arko Corp. ........................................................... 8,066 43
Asbury Automotive Group, Inc. (a) ........................................... 2,217 520
AutoNation, Inc. (a) ..................................................... 3,089 633
BARK, Inc. (a) (b) ....................................................... 9,750 9
Barnes & Noble Education, Inc. (a) .......................................... 1,166 10
Bassett Furniture Industries, Inc. ............................................ 749 12
Bath & Body Works, Inc. ................................................. 24,647 537
Beazer Homes USA, Inc. (a) ............................................... 3,023 65
Bed Bath & Beyond, Inc. (a) (b) ............................................. 7,622 45
Biglari Holdings, Inc. , Class B (a) ........................................... 354 133
BJ's Restaurants, Inc. (a) .................................................. 2,179 91
Black Rock Coffee Bar, Inc. , Class A (a) (b) ..................................... 1,869 28
Bloomin' Brands, Inc. .................................................... 9,395 56
Boot Barn Holdings, Inc. (a) ............................................... 3,486 622
BorgWarner, Inc. ....................................................... 24,420 1,158
Boyd Gaming Corp. ..................................................... 6,262 529
Bright Horizons Family Solutions, Inc. (a) ..................................... 6,441 597

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Brightstar Lottery PLC ................................................... 12,372 $ 179
Brinker International, Inc. (a) ............................................... 5,042 795
Brunswick Corp. ....................................................... 7,386 592
Build-A-Bear Workshop, Inc. .............................................. 1,408 84
Caesars Entertainment, Inc. (a) .............................................. 21,952 454
Caleres, Inc. .......................................................... 3,637 44
Callaway Golf Co. (a) .................................................... 14,855 213
Camping World Holdings, Inc. , Class A ....................................... 6,725 89
Capri Holdings Ltd. (a) ................................................... 13,332 301
CarMax, Inc. (a) ........................................................ 16,819 749
Carriage Services, Inc. , Class A ............................................. 1,623 70
Carter's, Inc. .......................................................... 4,123 143
Cava Group, Inc. (a) (b) ................................................... 11,429 693
Cavco Industries, Inc. (a) .................................................. 887 436
Century Communities, Inc. ................................................ 2,922 184
Champion Homes, Inc. (a) ................................................. 6,303 494
Chewy, Inc. , Class A (a) .................................................. 25,480 742
Choice Hotels International, Inc. (b) .......................................... 2,964 305
Churchill Downs, Inc. .................................................... 7,551 743
Citi Trends, Inc. (a) ...................................................... 825 36
Clarus Corp. .......................................................... 2,927 11
Columbia Sportswear Co. ................................................. 2,830 156
Cooper-Standard Holdings, Inc. (a) ........................................... 1,890 59
Coursera, Inc. (a) ....................................................... 16,025 97
Cracker Barrel Old Country Store, Inc. (b) ..................................... 2,481 75
Cricut, Inc. , Class A (b) ................................................... 4,694 21
Crocs, Inc. (a) (b) ........................................................ 5,745 482
Dana, Inc. ............................................................ 13,174 381
Dave & Buster's Entertainment, Inc. (a) ....................................... 3,825 72
Deckers Outdoor Corp. (a) ................................................. 16,586 1,979
Designer Brands, Inc. , Class A (b) ........................................... 3,785 24
Dick's Sporting Goods, Inc. ................................................ 7,403 1,495
Dillard's, Inc. , Class A ................................................... 871 529
Dine Brands Global, Inc. ................................................. 1,556 54
Dorman Products, Inc. (a) ................................................. 3,039 377
Dream Finders Homes, Inc. , Class A (a) (b) ..................................... 3,267 60
Driven Brands Holdings, Inc. (a) ............................................ 6,689 104
Duolingo, Inc. , Class A (a) ................................................. 4,369 586
Dutch Bros, Inc. , Class A (a) ............................................... 14,311 778
El Pollo Loco Holdings, Inc. (a) ............................................. 3,003 30
Empery Digital, Inc. (a) ................................................... 3,659 18
Envela Corp. (a) ........................................................ 666 9
Escalade, Inc. ......................................................... 865 13
Ethan Allen Interiors, Inc. ................................................. 2,606 60
Etsy, Inc. (a) ........................................................... 11,215 594
European Wax Center, Inc. , Class A (a) ........................................ 2,940 12
EVgo, Inc. , Class A (a) ................................................... 14,259 43
Faraday Future Intelligent Electric, Inc. (a) (b) ................................... 16,800 17
Figs, Inc. , Class A (a) .................................................... 16,989 184
First Watch Restaurant Group, Inc. (a) ........................................ 6,132 98
Five Below, Inc. (a) ...................................................... 6,199 1,188
Flexsteel Industries, Inc. .................................................. 353 14
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 12,278 810
Fossil Group, Inc. (a) ..................................................... 5,226 18
Fox Factory Holding Corp. (a) .............................................. 4,691 86
Frontdoor, Inc. (a) ....................................................... 8,240 487
Funko, Inc. , Class A (a) ................................................... 4,088 17
GameStop Corp. , Class A (a) (b) ............................................. 47,135 1,126
Garrett Motion, Inc. ..................................................... 22,014 397
Genesco, Inc. (a) ........................................................ 1,090 32
Genius Sports Ltd. (a) .................................................... 25,164 219
Gentex Corp. .......................................................... 25,118 578
Gentherm, Inc. (a) ....................................................... 3,391 108

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
GigaCloud Technology, Inc. , Class A (a) ....................................... 2,798 $ 112
G-III Apparel Group Ltd. ................................................. 4,096 120
Global Business Travel Group, Inc. (a) (b) ...................................... 26,756 183
Gold.com, Inc. ......................................................... 2,085 108
Golden Entertainment, Inc. ................................................ 2,141 58
GoPro, Inc. , Class A (a) ................................................... 12,385 14
Graham Holdings Co. , Class B ............................................. 371 433
Grand Canyon Education, Inc. (a) ............................................ 3,148 547
Green Brick Partners, Inc. (a) ............................................... 4,596 319
Group 1 Automotive, Inc. ................................................. 1,405 498
Groupon, Inc. , Class A (a) (b) ............................................... 2,495 35
H&R Block, Inc. ....................................................... 14,350 566
Hamilton Beach Brands Holding Co. , Class A ................................... 527 10
Harley-Davidson, Inc. ................................................... 13,441 266
Hasbro, Inc. ........................................................... 16,057 1,434
Haverty Furniture Cos., Inc. ............................................... 1,489 38
Helen of Troy Ltd. (a) .................................................... 2,531 42
Hilton Grand Vacations, Inc. (a) ............................................. 7,531 340
Holley, Inc. (a) ......................................................... 8,454 33
Hooker Furnishings Corp. ................................................. 1,081 14
Hovnanian Enterprises, Inc. , Class A (a) ....................................... 503 57
Hyatt Hotels Corp. , Class A ................................................ 4,618 722
Inspired Entertainment, Inc. (a) ............................................. 2,726 24
Installed Building Products, Inc. ............................................ 2,653 764
J. Jill, Inc. ............................................................ 690 11
Jack in the Box, Inc. (b) ................................................... 1,883 39
JAKKS Pacific, Inc. ..................................................... 959 18
Johnson Outdoors, Inc. , Class A ............................................ 932 42
KB Home ............................................................ 7,111 409
KinderCare Learning Cos., Inc. (a) ........................................... 3,297 15
Kodiak AI, Inc. (a) (b) .................................................... 10,414 95
Kohl's Corp. .......................................................... 12,365 216
Kontoor Brands, Inc. .................................................... 6,284 375
Krispy Kreme, Inc. (b) .................................................... 9,935 31
Kura Sushi USA, Inc. , Class A (a) (b) ......................................... 711 47
Lakeland Industries, Inc. (b) ................................................ 811 8
Lands' End, Inc. (a) ...................................................... 878 16
Latham Group, Inc. (a) ................................................... 5,465 34
Laureate Education, Inc. , Class A (a) ......................................... 14,391 494
La-Z-Boy, Inc. ......................................................... 4,627 168
LCI Industries ......................................................... 2,626 385
Lear Corp. ............................................................ 5,945 696
Legacy Education, Inc. (a) ................................................. 951 10
Legacy Housing Corp. (a) ................................................. 942 20
Leggett & Platt, Inc. ..................................................... 15,110 176
Levi Strauss & Co. , Class A ............................................... 11,733 233
LGI Homes, Inc. (a) ..................................................... 2,296 115
Life Time Group Holdings, Inc. (a) ........................................... 17,116 499
Lincoln Educational Services Corp. (a) ........................................ 3,312 88
Lindblad Expeditions Holdings, Inc. (a) ....................................... 4,287 71
Lithia Motors, Inc. , Class A ................................................ 2,744 888
LKQ Corp. ........................................................... 29,284 962
Lucid Group, Inc. , Class A (a) (b) ............................................ 14,870 165
Lucky Strike Entertainment Corp. (b) ......................................... 8,614 70
M/I Homes, Inc. (a) ...................................................... 2,933 392
Macy's, Inc. ........................................................... 30,508 611
Malibu Boats, Inc. , Class A (a) .............................................. 2,112 69
Marine Products Corp. ................................................... 850 8
MarineMax, Inc. (a) ..................................................... 2,145 58
Marriott Vacations Worldwide Corp. ......................................... 3,643 198
MasterCraft Boat Holdings, Inc. (a) .......................................... 1,762 38
Mattel, Inc. (a) ......................................................... 35,498 742
Matthews International Corp. , Class A ........................................ 3,308 87

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Meritage Homes Corp. ................................................... 7,901 $ 549
MGM Resorts International (a) .............................................. 23,665 794
Mister Car Wash, Inc. (a) .................................................. 11,342 63
Mobileye Global, Inc. , Class A (a) ........................................... 23,892 215
Mohawk Industries, Inc. (a) ................................................ 5,854 693
Monarch Casino & Resort, Inc. ............................................. 1,430 131
Monro, Inc. ........................................................... 2,678 50
Motorcar Parts of America, Inc. (a) ........................................... 1,632 20
Movado Group, Inc. ..................................................... 1,642 37
Murphy USA, Inc. ...................................................... 1,963 829
Nathan's Famous, Inc. .................................................... 314 32
National Vision Holdings, Inc. (a) ............................................ 8,898 234
Newell Brands, Inc. ..................................................... 47,743 203
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 52,150 1,145
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,041 777
OneSpaWorld Holdings Ltd. ............................................... 11,258 221
OneWater Marine, Inc. , Class A (a) ........................................... 1,274 17
Outdoor Holding Co. (a) (b) ................................................ 9,335 15
Oxford Industries, Inc. ................................................... 1,553 57
Papa John's International, Inc. .............................................. 3,696 130
Patrick Industries, Inc. ................................................... 3,665 462
Pattern Group, Inc. , Class A (a) (b) ........................................... 3,556 49
Peloton Interactive, Inc. , Class A (a) .......................................... 44,929 251
Penn Entertainment, Inc. (a) ................................................ 14,974 192
Penske Automotive Group, Inc. ............................................. 2,039 320
Perdoceo Education Corp. ................................................. 7,163 229
Petco Health & Wellness Co., Inc. , Class A (a) .................................. 15,458 42
Phinia, Inc. ........................................................... 4,313 307
Planet Fitness, Inc. , Class A (a) ............................................. 9,516 866
Playboy, Inc. (a) ........................................................ 4,920 7
Polaris, Inc. ........................................................... 6,040 386
Pool Corp. ............................................................ 4,156 1,056
Portillo's, Inc. , Class A (a) (b) ............................................... 7,726 44
Pursuit Attractions and Hospitality, Inc. (a) ..................................... 2,365 82
PVH Corp. ........................................................... 5,210 325
QuantumScape Corp. , Class A (a) ............................................ 51,956 460
Ralph Lauren Corp. , Class A ............................................... 4,324 1,528
RCI Hospitality Holdings, Inc. (b) ........................................... 864 21
Red Rock Resorts, Inc. , Class A ............................................. 5,497 347
Revolve Group, Inc. , Class A (a) ............................................ 4,586 127
RH (a) ............................................................... 1,757 349
RideNow Group, Inc. , Class B (a) ........................................... 2,384 12
Rocky Brands, Inc. ...................................................... 788 25
Rush Street Interactive, Inc. (a) ............................................. 10,817 191
Sabre Corp. (a) (b) ....................................................... 41,052 53
Sally Beauty Holdings, Inc. (a) .............................................. 11,093 169
Savers Value Village, Inc. (a) (b) ............................................. 4,315 45
Serve Robotics, Inc. (a) (b) ................................................. 7,187 75
Service Corp. International ................................................ 15,665 1,260
Shake Shack, Inc. , Class A (a) .............................................. 4,409 391
SharkNinja, Inc. (a) ...................................................... 9,666 1,143
Sharplink Gaming, Inc. (a) (b) ............................................... 22,052 196
Shoe Carnival, Inc. ...................................................... 1,965 37
Signet Jewelers Ltd. ..................................................... 4,483 414
Six Flags Entertainment Corp. (a) ............................................ 11,340 204
Sleep Number Corp. (a) (b) ................................................. 1,767 21
Smith & Wesson Brands, Inc. .............................................. 4,859 53
Smith Douglas Homes Corp. , Class A (a) ...................................... 873 16
Solid Power, Inc. (a) ..................................................... 17,066 76
Sonic Automotive, Inc. , Class A ............................................ 1,496 90
Sonos, Inc. (a) ......................................................... 13,424 193
Standard Motor Products, Inc. .............................................. 2,365 94
Steven Madden Ltd. ..................................................... 8,162 358

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Stitch Fix, Inc. , Class A (a) ................................................ 12,429 $ 60
Stoneridge, Inc. (a) ...................................................... 2,879 19
Strategic Education, Inc. .................................................. 2,594 221
Strattec Security Corp. (a) ................................................. 449 36
Stride, Inc. (a) .......................................................... 4,891 414
Stubhub Holdings, Inc. , Class A (a) (b) ........................................ 21,064 297
Sturm Ruger & Co., Inc. .................................................. 1,558 57
Superior Group of Cos., Inc. ............................................... 1,083 11
Sweetgreen, Inc. , Class A (a) ............................................... 11,296 69
Target Hospitality Corp. (a) ................................................ 3,569 25
Taylor Morrison Home Corp. , Class A (a) ...................................... 10,941 667
Texas Roadhouse, Inc. , Class A ............................................. 7,574 1,362
The Buckle, Inc. ........................................................ 3,600 170
The Cheesecake Factory, Inc. (b) ............................................ 5,272 306
The Children's Place, Inc. (a) ............................................... 483 2
The Gap, Inc. .......................................................... 28,505 798
The Goodyear Tire & Rubber Co. (a) ......................................... 31,548 297
The Lovesac Co. (a) ..................................................... 1,417 19
The RealReal, Inc. (a) .................................................... 11,795 173
The Wendy's Co. (b) ..................................................... 19,764 154
Thor Industries, Inc. ..................................................... 5,799 649
ThredUp, Inc. , Class A (a) ................................................. 10,546 54
Toll Brothers, Inc. ...................................................... 11,029 1,594
TopBuild Corp. (a) ...................................................... 3,210 1,502
Torrid Holdings, Inc. (a) (b) ................................................ 2,607 3
Traeger, Inc. (a) ........................................................ 5,646 6
Travel + Leisure Co. ..................................................... 7,085 493
Tri Pointe Homes, Inc. (a) ................................................. 9,517 317
Udemy, Inc. (a) ......................................................... 10,270 49
Under Armour, Inc. , Class A (a) (b) ........................................... 34,067 210
United Parks & Resorts, Inc. (a) ............................................. 6,111 230
Universal Technical Institute, Inc. (a) ......................................... 5,992 167
Upbound Group, Inc. .................................................... 5,961 113
Urban Outfitters, Inc. (a) .................................................. 6,402 454
Vail Resorts, Inc. (b) ..................................................... 4,050 539
Valvoline, Inc. (a) ....................................................... 14,578 477
Venu Holding Corp. (a) (b) ................................................. 2,882 16
VF Corp. ............................................................. 42,163 826
Victoria's Secret & Co. (a) ................................................. 7,903 431
Visteon Corp. .......................................................... 3,082 280
Warby Parker, Inc. , Class A (a) .............................................. 11,409 291
Wayfair, Inc. , Class A (a) .................................................. 11,325 1,172
Weyco Group, Inc. ...................................................... 613 19
Whirlpool Corp. (b) ...................................................... 6,217 497
Wingstop, Inc. ......................................................... 3,184 845
Winmark Corp. ........................................................ 338 152
Winnebago Industries, Inc. ................................................ 3,084 142
Wolverine World Wide, Inc. ............................................... 9,205 163
WW International, Inc. (a) ................................................. 1,096 22
Wyndham Hotels & Resorts, Inc. ............................................ 8,500 619
Wynn Resorts Ltd. ...................................................... 8,612 925
XMAX, Inc. (a) ........................................................ 4,478 25
XPEL, Inc. (a) ......................................................... 2,867 148
Xponential Fitness, Inc. , Class A (a) .......................................... 2,928 23
YETI Holdings, Inc. (a) ................................................... 8,857 405
Zeta Network Group , Class A (a) (b) .......................................... 14,609 12
Zumiez, Inc. (a) ........................................................ 1,437 35
85,458
Consumer Staples (3.3%):
Albertsons Cos., Inc. , Class A .............................................. 44,690 744
Alico, Inc. ............................................................ 600 25
B&G Foods, Inc. (b) ..................................................... 8,527 37
BellRing Brands, Inc. (a) .................................................. 13,543 337

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Beyond Meat, Inc. (a) (b) .................................................. 48,536 $ 37
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 14,953 1,382
BRC, Inc. , Class A (a) .................................................... 10,703 9
Calavo Growers, Inc. .................................................... 1,855 47
Cal-Maine Foods, Inc. ................................................... 4,880 408
Celsius Holdings, Inc. (a) .................................................. 20,848 1,094
Central Garden & Pet Co. , Class A (a) ........................................ 6,632 203
Coca-Cola Consolidated, Inc. .............................................. 8,679 1,320
Conagra Brands, Inc. .................................................... 54,727 1,013
Coty, Inc. , Class A (a) .................................................... 42,052 133
Darling Ingredients, Inc. (a) ................................................ 18,004 822
Edgewell Personal Care Co. ............................................... 5,193 101
elf Beauty, Inc. (a) ....................................................... 6,663 566
Energizer Holdings, Inc. .................................................. 6,918 151
FitLife Brands, Inc. (a) ................................................... 823 13
Flowers Foods, Inc. ..................................................... 22,454 257
Fresh Del Monte Produce, Inc. ............................................. 4,477 178
Freshpet, Inc. (a) ........................................................ 5,518 385
Grocery Outlet Holding Corp. (a) ............................................ 10,629 101
Herbalife Ltd. (a) ....................................................... 11,487 198
HF Foods Group, Inc. (a) .................................................. 3,660 7
Hormel Foods Corp. ..................................................... 33,435 823
Ingles Markets, Inc. , Class A ............................................... 1,646 123
Ingredion, Inc. ......................................................... 7,255 857
Interparfums, Inc. ....................................................... 2,069 202
Ispire Technology, Inc. (a) ................................................. 1,664 6
J & J Snack Foods Corp. .................................................. 1,731 164
John B Sanfilippo & Son, Inc. .............................................. 880 71
Lamb Weston Holdings, Inc. ............................................... 15,881 729
Lifeway Foods, Inc. (a) ................................................... 563 12
Limoneira Co. ......................................................... 1,786 26
Mama's Creations, Inc. (a) ................................................. 4,092 62
Maplebear, Inc. (a) ...................................................... 23,991 891
Medifast, Inc. (a) (b) ..................................................... 1,103 13
MGP Ingredients, Inc. .................................................... 1,646 41
Mission Produce, Inc. (a) .................................................. 4,752 64
Molson Coors Beverage Co. , Class B ......................................... 18,280 878
National Beverage Corp. (a) ................................................ 2,692 92
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,032 28
Nature's Sunshine Products, Inc. (a) .......................................... 1,775 45
Nu Skin Enterprises, Inc. , Class A ........................................... 5,348 57
Oil-Dri Corp. of America ................................................. 1,106 67
Olaplex Holdings, Inc. (a) (b) ............................................... 14,887 24
Performance Food Group Co. (a) ............................................ 17,632 1,683
Post Holdings, Inc. (a) .................................................... 5,176 530
PriceSmart, Inc. ........................................................ 2,925 416
Reynolds Consumer Products, Inc. .......................................... 6,165 143
Seaboard Corp. ........................................................ 28 142
Seneca Foods Corp. , Class A (a) ............................................. 577 69
Spectrum Brands Holdings, Inc. ............................................ 2,569 164
Sprouts Farmers Market, Inc. (a) ............................................ 11,136 790
The Andersons, Inc. ..................................................... 3,656 227
The Beauty Health Co. (a) ................................................. 7,915 12
The Boston Beer Co., Inc. , Class A (a) ........................................ 886 189
The Campbell's Company ................................................. 22,020 616
The Chefs' Warehouse, Inc. (a) .............................................. 4,174 263
The Clorox Co. ........................................................ 13,960 1,575
The Honest Co., Inc. (a) ................................................... 10,393 26
The J.M. Smucker Co. ................................................... 12,017 1,260
The Marzetti Company ................................................... 2,206 378
The Simply Good Foods Co. (a) ............................................. 10,545 198
The Vita Coco Co., Inc. (a) ................................................ 5,459 291
Tootsie Roll Industries, Inc. ................................................ 1,925 73

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
TreeHouse Foods, Inc. (a) ................................................. 5,702 $ 140
Turning Point Brands, Inc. ................................................ 2,047 248
United Natural Foods, Inc. (a) .............................................. 6,857 255
Universal Corp. ........................................................ 2,734 155
Upexi, Inc. (a) (b) ....................................................... 5,775 10
USANA Health Sciences, Inc. (a) ............................................ 1,170 25
Utz Brands, Inc. ........................................................ 8,005 84
Village Super Market, Inc. , Class A .......................................... 1,121 40
Vital Farms, Inc. (a) ..................................................... 3,972 113
WD-40 Co. ........................................................... 1,546 357
Weis Markets, Inc. ...................................................... 1,541 110
Westrock Coffee Co. (a) (b) ................................................ 3,704 18
Zevia PBC , Class A (a) ................................................... 4,964 9
25,452
Energy (3.9%):
Aemetis, Inc. (a) ........................................................ 6,072 9
American Resources Corp. , Class A (a) ........................................ 8,795 28
Amplify Energy Corp. (a) ................................................. 3,378 17
Antero Midstream Corp. .................................................. 38,051 716
Antero Resources Corp. (a) ................................................ 32,987 1,200
APA Corp. ............................................................ 40,647 1,073
Archrock, Inc. ......................................................... 19,625 581
Ardmore Shipping Corp. .................................................. 3,886 50
Atlas Energy Solutions, Inc. , Class A (b) ....................................... 8,951 104
Bristow Group, Inc. (a) ................................................... 3,199 141
Cactus, Inc. , Class A ..................................................... 7,828 440
California Resources Corp. ................................................ 8,921 477
Calumet, Inc. (a) ........................................................ 7,706 173
Centrus Energy Corp. , Class A (a) (b) ......................................... 1,934 538
Chord Energy Corp. ..................................................... 6,140 615
Clean Energy Fuels Corp. (a) ............................................... 15,622 34
CNX Resources Corp. (a) ................................................. 16,279 632
Comstock Resources, Inc. (a) ............................................... 7,178 175
Comstock, Inc. (a) ....................................................... 5,390 16
Core Laboratories, Inc. ................................................... 5,238 102
Core Natural Resources, Inc. ............................................... 5,762 550
Crescent Energy Co. , Class A .............................................. 24,912 243
CVR Energy, Inc. (a) ..................................................... 3,412 78
Delek US Holdings, Inc. .................................................. 6,678 197
DHT Holdings, Inc. ..................................................... 15,483 222
Diversified Energy Co. ................................................... 6,759 91
DMC Global, Inc. (a) .................................................... 1,812 16
Dorian LPG Ltd. ....................................................... 4,173 123
DT Midstream, Inc. ..................................................... 11,661 1,470
Energy Services of America Corp. ........................................... 1,156 10
Evolution Petroleum Corp. ................................................ 3,181 13
Excelerate Energy, Inc. , Class A ............................................ 3,558 133
Expro Group Holdings NV (a) .............................................. 12,903 207
Flowco Holdings, Inc. , Class A ............................................. 2,486 52
Forum Energy Technologies, Inc. (a) ......................................... 1,176 53
FutureFuel Corp. ....................................................... 2,574 8
Geospace Technologies Corp. (a) ............................................ 1,287 20
Gevo, Inc. (a) .......................................................... 25,911 51
Golar LNG Ltd. ........................................................ 10,171 413
Gran Tierra Energy, Inc. (a) ................................................ 3,319 18
Granite Ridge Resources, Inc. .............................................. 7,026 35
Green Plains, Inc. (a) ..................................................... 7,673 88
Gulfport Energy Corp. (a) ................................................. 2,200 449
Helix Energy Solutions Group, Inc. (a) ........................................ 15,623 124
Helmerich & Payne, Inc. .................................................. 10,857 368
HF Sinclair Corp. ....................................................... 19,606 1,019
Infinity Natural Resources, Inc. , Class A (a) .................................... 1,592 25
Innovex International, Inc. (a) .............................................. 4,313 107

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
International Seaways, Inc. ................................................ 5,569 $ 332
Kinetik Holdings, Inc. , Class A (b) ........................................... 4,902 201
Kodiak Gas Services, Inc. ................................................. 8,659 364
Kosmos Energy Ltd. (a) ................................................... 51,838 82
Liberty Energy, Inc. , Class A ............................................... 17,913 442
Lightbridge Corp. (a) ..................................................... 3,433 53
Magnolia Oil & Gas Corp. , Class A .......................................... 20,531 524
Matador Resources Co. ................................................... 13,256 600
Murphy Oil Corp. ...................................................... 15,321 461
Nabors Industries Ltd. (a) ................................................. 1,567 105
NACCO Industries, Inc. , Class A ............................................ 389 19
National Energy Services Reunited Corp. (a) .................................... 9,777 192
Natural Gas Services Group, Inc. ............................................ 1,164 40
New Era Energy & Digital, Inc. (a) ........................................... 5,104 35
New Fortress Energy, Inc. , Class A (a) (b) ...................................... 20,778 28
NextDecade Corp. (a) (b) .................................................. 17,009 90
NextNRG, Inc. (a) (b) .................................................... 3,736 3
Nordic American Tankers Ltd. .............................................. 24,067 100
Northern Oil & Gas, Inc. .................................................. 10,859 271
NOV, Inc. ............................................................ 41,619 764
Oceaneering International, Inc. (a) ........................................... 11,208 337
Oil States International, Inc. (a) ............................................. 6,186 52
Ovintiv, Inc. .......................................................... 29,026 1,262
Par Pacific Holdings, Inc. (a) ............................................... 5,582 211
Patterson-UTI Energy, Inc. ................................................ 39,135 295
PBF Energy, Inc. , Class A ................................................. 9,452 316
Peabody Energy Corp. ................................................... 13,091 462
Permian Resources Corp. , Class A ........................................... 77,625 1,252
Prairie Operating Co. (a) (b) ................................................ 2,609 5
PrimeEnergy Resources Corp. (a) ............................................ 72 13
ProPetro Holding Corp. (a) ................................................ 9,007 103
Range Resources Corp. ................................................... 26,917 1,019
Ranger Energy Services, Inc. , Class A ........................................ 2,165 33
REX American Resources Corp. (a) .......................................... 3,281 111
Riley Exploration Permian, Inc. ............................................. 1,126 32
Ring Energy, Inc. (a) ..................................................... 19,698 23
RPC, Inc. ............................................................ 11,361 76
SandRidge Energy, Inc. .................................................. 3,508 56
Scorpio Tankers, Inc. .................................................... 5,174 329
SEACOR Marine Holdings, Inc. (a) .......................................... 2,129 14
Select Water Solutions, Inc. , Class A ......................................... 10,638 129
SFL Corp. Ltd. , Class B .................................................. 11,765 104
SM Energy Co. ........................................................ 26,097 508
Smart Sand, Inc. ........................................................ 3,140 15
Solaris Energy Infrastructure, Inc. , Class A ..................................... 4,241 234
Summit Midstream Corp. (a) ............................................... 1,112 32
Talos Energy, Inc. (a) ..................................................... 14,182 169
Tamboran Resources Corp. (a) (b) ............................................ 1,666 50
Teekay Corp. Ltd. ...................................................... 5,778 59
Teekay Tankers Ltd. , Class A ............................................... 2,730 176
TETRA Technologies, Inc. (a) .............................................. 14,391 164
Tidewater, Inc. (a) ....................................................... 5,345 334
Transocean Ltd. (a) ...................................................... 109,377 544
Uranium Energy Corp. (a) ................................................. 54,644 942
VAALCO Energy, Inc. ................................................... 11,332 58
Venture Global, Inc. , Class A (b) ............................................ 54,134 531
Viper Energy, Inc. , Class A ................................................ 19,117 809
Vitesse Energy, Inc. (b) ................................................... 3,154 66
W&T Offshore, Inc. (b) ................................................... 10,571 23
WaterBridge Infrastructure LLC , Class A (a) .................................... 3,925 86
Weatherford International PLC ............................................. 8,207 772
World Kinect Corp. ..................................................... 6,102 164

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
XCF Global, Inc. , Class A (a) (b) ............................................ 13,988 $ 3
29,983
Financials (17.3%):
1st Source Corp. ....................................................... 2,056 138
Acacia Research Corp. (a) ................................................. 10,606 42
Acadian Asset Management, Inc. ............................................ 4,011 222
ACNB Corp. .......................................................... 1,122 57
ACRES Commercial Realty Corp. (a) ......................................... 623 12
Adamas Trust, Inc. ...................................................... 9,478 76
Affiliated Managers Group, Inc. ............................................ 3,116 976
Affinity Bancshares, Inc. .................................................. 428 9
AGNC Investment Corp. (b) ............................................... 122,708 1,399
Alerus Financial Corp. ................................................... 2,584 64
Ally Financial, Inc. ...................................................... 35,121 1,485
Amalgamated Financial Corp. .............................................. 2,009 78
Amerant Bancorp, Inc. , Class A ............................................. 4,207 91
American Coastal Insurance Corp. ........................................... 2,750 30
American Financial Group, Inc. ............................................. 8,012 1,044
American Integrity Insurance Group, Inc. (a) .................................... 657 12
Ameris Bancorp ........................................................ 7,432 599
AMERISAFE, Inc. ...................................................... 2,105 79
Ames National Corp. .................................................... 946 25
Angel Oak Mortgage REIT, Inc. ............................................ 1,991 18
Annaly Capital Management, Inc. ........................................... 78,464 1,805
Apollo Commercial Real Estate Finance, Inc. ................................... 15,706 170
Arbor Realty Trust, Inc. (b) ................................................ 21,479 165
Ares Commercial Real Estate Corp. (b) ........................................ 5,670 30
ARMOUR Residential REIT, Inc. ........................................... 12,793 223
Arrow Financial Corp. ................................................... 1,795 61
Artisan Partners Asset Management, Inc. , Class A ................................ 7,864 350
Associated Banc-Corp. ................................................... 18,866 514
Assurant, Inc. ......................................................... 5,725 1,363
Assured Guaranty Ltd. ................................................... 4,964 421
Atlantic Union Bankshares Corp. ............................................ 16,252 631
Atlanticus Holdings Corp. (a) ............................................... 1,064 55
Avidbank Holdings, Inc. (a) ................................................ 889 26
Avidia Bancorp, Inc. (a) ................................................... 1,973 36
Axis Capital Holdings Ltd. ................................................ 8,799 908
Axos Financial, Inc. (a) ................................................... 6,205 614
Bakkt, Inc. , Class A (a) (b) ................................................. 2,502 34
Banc of California, Inc. .................................................. 15,280 305
BancFirst Corp. ........................................................ 2,370 261
Bank First Corp. ....................................................... 1,028 143
Bank of Hawaii Corp. .................................................... 4,487 336
Bank of Marin Bancorp .................................................. 1,617 43
Bank OZK ............................................................ 13,243 630
Bank7 Corp. .......................................................... 433 19
BankUnited, Inc. ....................................................... 8,552 406
Bankwell Financial Group, Inc. ............................................. 683 33
Banner Corp. .......................................................... 3,811 236
Bar Harbor Bankshares, Inc. ............................................... 1,825 62
BayCom Corp. ......................................................... 1,129 33
BCB Bancorp, Inc. ...................................................... 1,586 13
Beacon Financial Corp. .................................................. 9,476 269
BGC Group, Inc. , Class A ................................................. 40,811 372
Blackstone Mortgage Trust, Inc. , Class A ...................................... 18,046 347
Blue Foundry Bancorp (a) ................................................. 1,946 26
Blue Owl Capital, Inc. , Class A (b) ........................................... 71,949 981
Blue Ridge Bankshares, Inc. ............................................... 6,942 30
BOK Financial Corp. .................................................... 2,828 367
Bowhead Specialty Holdings, Inc. (a) ......................................... 2,470 61
BRC Group Holdings, Inc. (a) .............................................. 2,165 18
Bread Financial Holdings, Inc. ............................................. 5,167 375

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Bridgewater Bancshares, Inc. (a) ............................................ 2,289 $ 44
Brighthouse Financial, Inc. (a) .............................................. 6,497 416
BrightSpire Capital, Inc. , Class A ........................................... 14,338 86
Burke & Herbert Financial Services Corp. ..................................... 1,514 99
Business First Bancshares, Inc. ............................................. 3,156 89
Byline Bancorp, Inc. ..................................................... 3,735 119
C&F Financial Corp. .................................................... 326 25
California Bancorp ...................................................... 2,600 47
Camden National Corp. .................................................. 1,875 89
Cannae Holdings, Inc. ................................................... 4,775 69
Cantaloupe, Inc. (a) ...................................................... 7,781 84
Capital Bancorp, Inc. .................................................... 1,235 38
Capital City Bank Group, Inc. .............................................. 1,546 65
Capitol Federal Financial, Inc. .............................................. 13,789 100
Carter Bankshares, Inc. (a) ................................................. 2,372 51
Cass Information Systems, Inc. ............................................. 1,296 58
Cathay General Bancorp .................................................. 7,469 382
CB Financial Services, Inc. ................................................ 481 17
Central Pacific Financial Corp. ............................................. 2,982 97
CF Bankshares, Inc. ..................................................... 503 15
Chemung Financial Corp. ................................................. 377 23
Chicago Atlantic Real Estate Finance, Inc. ..................................... 1,964 24
Chime Financial, Inc. , Class A (a) ........................................... 21,365 543
Chimera Investment Corp. ................................................ 9,221 114
ChoiceOne Financial Services, Inc. .......................................... 1,548 44
Citizens & Northern Corp. ................................................ 1,880 43
Citizens Community Bancorp, Inc. .......................................... 948 17
Citizens Financial Services, Inc. ............................................ 495 31
Citizens, Inc. , Class A (a) (b) ............................................... 4,863 27
City Holding Co. ....................................................... 1,610 198
Civista Bancshares, Inc. .................................................. 2,111 51
Claros Mortgage Trust, Inc. (a) .............................................. 12,580 34
CNA Financial Corp. .................................................... 30,993 1,483
CNB Financial Corp. .................................................... 3,215 89
CNO Financial Group, Inc. ................................................ 10,633 447
Coastal Financial Corp. (a) ................................................ 1,452 139
CoastalSouth Bancshares, Inc. (a) ............................................ 936 22
Cohen & Steers, Inc. .................................................... 3,120 200
Colony Bankcorp, Inc. ................................................... 2,184 43
Columbia Banking System, Inc. ............................................ 34,188 1,006
Columbia Financial, Inc. (a) ................................................ 2,935 48
Commerce Bancshares, Inc. ............................................... 15,506 816
Commercial Bancgroup, Inc. (a) ............................................. 752 20
Community Financial System, Inc. .......................................... 5,999 375
Community Trust Bancorp, Inc. ............................................. 2,012 124
Community West Bancshares .............................................. 1,871 45
Compass Diversified Holdings ............................................. 7,417 49
ConnectOne Bancorp, Inc. ................................................ 5,406 144
Consumer Portfolio Services, Inc. (a) ......................................... 896 8
Crawford & Co. , Class A ................................................. 2,411 26
Credit Acceptance Corp. (a) (b) .............................................. 669 333
Cullen/Frost Bankers, Inc. ................................................. 6,869 947
Customers Bancorp, Inc. (a) ................................................ 3,618 286
CVB Financial Corp. .................................................... 14,704 290
Dave, Inc. (a) .......................................................... 1,221 200
DeFi Development Corp. (a) (b) ............................................. 1,382 7
Diamond Hill Investment Group, Inc. ........................................ 273 47
DigitalBridge Group, Inc. ................................................. 20,718 319
Dime Community Bancshares, Inc. .......................................... 4,786 163
Donegal Group, Inc. , Class A .............................................. 1,857 35
Donnelley Financial Solutions, Inc. (a) ........................................ 2,848 147
Dynex Capital, Inc. ..................................................... 16,663 231
Eagle Bancorp Montana, Inc. .............................................. 768 17

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Eagle Bancorp, Inc. ..................................................... 3,139 $ 84
Eagle Financial Services, Inc. .............................................. 480 18
East West Bancorp, Inc. .................................................. 15,694 1,796
Eastern Bankshares, Inc. .................................................. 25,374 520
ECB Bancorp, Inc. (a) .................................................... 758 13
eHealth, Inc. (a) ........................................................ 2,794 8
Ellington Financial, Inc. .................................................. 11,938 153
Employers Holdings, Inc. ................................................. 2,506 109
Enact Holdings, Inc. ..................................................... 3,150 125
Encore Capital Group, Inc. (a) .............................................. 2,429 134
Enova International, Inc. (a) ................................................ 2,684 443
Enterprise Financial Services Corp. .......................................... 4,157 238
Equitable Holdings, Inc. .................................................. 32,762 1,520
Equity Bancshares, Inc. , Class A ............................................ 1,698 78
Esquire Financial Holdings, Inc. ............................................ 816 87
Essent Group Ltd. ...................................................... 10,730 675
Euronet Worldwide, Inc. (a) ................................................ 4,509 327
Evercore, Inc. , Class A ................................................... 4,151 1,466
Everest Group Ltd. ...................................................... 4,757 1,576
EVERTEC, Inc. ........................................................ 7,222 217
EZCORP, Inc. , Class A (a) ................................................. 6,259 134
F&G Annuities & Life, Inc. ................................................ 16,841 497
FactSet Research Systems, Inc. ............................................. 4,293 1,092
Farmers & Merchants Bancorp, Inc. .......................................... 1,385 37
Farmers National Banc Corp. .............................................. 4,037 52
FB Bancorp, Inc. (a) ..................................................... 1,906 25
FB Financial Corp. ...................................................... 5,180 298
Federal Agricultural Mortgage Corp. , Class C ................................... 1,135 192
Federated Hermes, Inc. , Class B ............................................ 8,508 453
FG Nexus, Inc. (a) ....................................................... 3,795 11
Fidelis Insurance Holdings Ltd. ............................................. 5,551 106
Fidelity D&D Bancorp, Inc. ............................................... 507 23
Fidelity National Financial, Inc. ............................................ 29,452 1,602
Figure Technology Solutions, Inc. , Class A (a) (b) ................................. 11,002 626
Finance of America Cos., Inc. , Class A (a) ...................................... 166 4
Financial Institutions, Inc. ................................................. 2,203 73
Finward Bancorp ....................................................... 359 13
Finwise Bancorp (a) ..................................................... 985 17
First American Financial Corp. ............................................. 11,213 708
First Bancorp NC ....................................................... 4,589 266
First Bancorp Puerto Rico ................................................. 17,724 392
First Bank ............................................................ 2,499 42
First Busey Corp. ....................................................... 9,671 238
First Business Financial Services, Inc. ........................................ 854 49
First Capital, Inc. ....................................................... 337 20
First Commonwealth Financial Corp. ......................................... 11,615 209
First Community Bankshares, Inc. ........................................... 1,730 62
First Community Corp. ................................................... 778 23
First Financial Bancorp ................................................... 11,771 338
First Financial Bankshares, Inc. ............................................. 15,882 505
First Financial Corp. ..................................................... 1,285 84
First Financial Northwest, Inc. (a) (c) .......................................... 869 —
First Foundation, Inc. (a) .................................................. 8,204 52
First Hawaiian, Inc. ..................................................... 14,104 374
First Horizon Corp. ..................................................... 56,010 1,372
First Internet Bancorp .................................................... 794 17
First Interstate BancSystem, Inc. , Class A ...................................... 10,193 362
First Merchants Corp. .................................................... 6,522 259
First Mid Bancshares, Inc. ................................................ 2,425 102
First National Corp. ..................................................... 823 22
First Savings Financial Group, Inc. .......................................... 594 20
First United Corp. ...................................................... 668 26
First Western Financial, Inc. (a) ............................................. 862 22

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
FirstCash Holdings, Inc. .................................................. 4,474 $ 763
Firstsun Capital Bancorp (a) ................................................ 1,373 54
Five Star Bancorp ...................................................... 1,707 68
Flagstar Bank NA ....................................................... 34,668 458
Flushing Financial Corp. .................................................. 3,534 56
Flywire Corp. (a) ....................................................... 12,924 163
FNB Corp. ............................................................ 40,605 713
Fold Holdings, Inc. (a) .................................................... 844 2
Forge Global Holdings, Inc. (a) ............................................. 941 42
Franklin BSP Realty Trust, Inc. ............................................. 9,099 93
Franklin Financial Services Corp. ........................................... 450 23
Franklin Resources, Inc. .................................................. 31,773 846
Freedom Holding Corp. (a) ................................................ 2,056 254
FS Bancorp, Inc. ....................................................... 701 29
Fulton Financial Corp. ................................................... 20,501 423
FVCBankcorp, Inc. ..................................................... 1,606 24
Galaxy Digital, Inc. , Class A (a) ............................................. 21,680 613
GBank Financial Holdings, Inc. (a) (b) ......................................... 1,049 34
GCM Grosvenor, Inc. , Class A ............................................. 6,852 78
Gemini Space Station, Inc. , Class A (a) (b) ...................................... 3,961 33
Genworth Financial, Inc. , Class A (a) ......................................... 44,902 374
German American Bancorp, Inc. ............................................ 4,088 172
Glacier Bancorp, Inc. .................................................... 14,878 754
Globe Life, Inc. ........................................................ 9,100 1,276
Goosehead Insurance, Inc. , Class A (a) ........................................ 2,695 167
Granite Point Mortgage Trust, Inc. ........................................... 4,437 9
Great Southern Bancorp, Inc. .............................................. 910 56
Green Dot Corp. , Class A (a) ............................................... 5,511 67
Greene County Bancorp, Inc. .............................................. 732 17
Greenlight Capital Re Ltd. , Class A (a) ........................................ 2,849 40
HA Sustainable Infrastructure Capital, Inc. ..................................... 14,269 491
Hagerty, Inc. , Class A (a) .................................................. 11,019 139
Hamilton Insurance Group Ltd. , Class B (a) .................................... 6,645 184
Hamilton Lane, Inc. , Class A ............................................... 3,741 528
Hancock Whitney Corp. .................................................. 9,530 656
Hanmi Financial Corp. ................................................... 3,334 89
Hanover Bancorp, Inc. ................................................... 465 11
Hawthorn Bancshares, Inc. ................................................ 602 21
HBT Financial, Inc. ..................................................... 1,366 37
HCI Group, Inc. ........................................................ 1,221 194
Heritage Commerce Corp. ................................................ 6,730 86
Heritage Financial Corp. .................................................. 3,789 98
Heritage Insurance Holdings, Inc. (a) ......................................... 2,764 72
Hilltop Holdings, Inc. .................................................... 4,759 178
Hippo Holdings, Inc. (a) .................................................. 1,872 56
Home Bancorp, Inc. ..................................................... 787 47
Home Bancshares, Inc. ................................................... 21,103 610
HomeTrust Bancshares, Inc. ............................................... 1,781 77
Hope Bancorp, Inc. ..................................................... 13,936 167
Horace Mann Educators Corp. .............................................. 4,603 206
Horizon Bancorp, Inc. ................................................... 5,694 100
Houlihan Lokey, Inc. , Class A .............................................. 6,268 1,055
Independent Bank Corp. MA ............................................... 5,606 453
Independent Bank Corp. MI ............................................... 2,233 78
Innventure, Inc. (a) ...................................................... 3,127 10
International Bancshares Corp. ............................................. 6,456 450
International Money Express, Inc. (a) ......................................... 3,100 48
Invesco Ltd. ........................................................... 50,904 1,389
Invesco Mortgage Capital, Inc. ............................................. 7,989 69
Investar Holding Corp. ................................................... 945 27
Investors Title Co. ...................................................... 151 39
Isabella Bank Corp. ..................................................... 732 35
Jack Henry & Associates, Inc. .............................................. 8,286 1,485

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Jackson Financial, Inc. , Class A ............................................. 7,635 $ 908
James River Group Holdings, Inc. ........................................... 3,994 27
Jefferies Financial Group, Inc. .............................................. 18,862 1,154
Jefferson Capital, Inc. .................................................... 1,458 31
John Marshall Bancorp, Inc. ............................................... 1,350 28
Kearny Financial Corp. ................................................... 6,435 50
Kemper Corp. ......................................................... 6,644 262
Kestrel Group Ltd. (a) (b) .................................................. 682 8
Kingstone Cos., Inc. ..................................................... 1,198 19
Kingsway Financial Services, Inc. (a) ......................................... 2,247 30
Kinsale Capital Group, Inc. ................................................ 2,536 1,004
KKR Real Estate Finance Trust, Inc. ......................................... 7,065 58
Ladder Capital Corp. , Class A .............................................. 12,801 140
Lakeland Financial Corp. ................................................. 2,824 168
Landmark Bancorp, Inc. .................................................. 529 14
Lazard, Inc. , Class A ..................................................... 10,712 575
LCNB Corp. .......................................................... 1,436 25
Lemonade, Inc. (a) ...................................................... 7,388 641
LendingClub Corp. (a) .................................................... 12,830 217
LendingTree, Inc. (a) ..................................................... 1,258 71
Lesaka Technologies, Inc. (a) ............................................... 5,397 25
Lincoln National Corp. ................................................... 21,688 902
LINKBANCORP, Inc. ................................................... 2,626 23
Live Oak Bancshares, Inc. ................................................ 4,017 161
loanDepot, Inc. , Class A (a) ................................................ 11,148 24
LUB Liquidating Trust (a) (c) ............................................... 2,351 1
MainStreet Bancshares, Inc. ............................................... 661 14
MarketAxess Holdings, Inc. ............................................... 4,184 708
Marqeta, Inc. , Class A (a) ................................................. 41,269 170
MBIA, Inc. (a) ......................................................... 5,009 32
Mechanics Bancorp ..................................................... 5,387 81
Medallion Financial Corp. ................................................ 1,512 16
Mercantile Bank Corp. ................................................... 1,766 92
Merchants Bancorp ..................................................... 2,335 97
Mercury General Corp. ................................................... 3,049 267
Meridian Corp. ........................................................ 924 17
Metrocity Bankshares, Inc. ................................................ 2,431 68
Metropolitan Bank Holding Corp. ........................................... 998 92
MFA Financial, Inc. ..................................................... 11,535 111
MGIC Investment Corp. .................................................. 25,299 681
Miami International Holdings, Inc. (a) (b) ...................................... 8,320 347
Mid Penn Bancorp, Inc. .................................................. 2,128 70
Middlefield Banc Corp. .................................................. 790 26
Midland States Bancorp, Inc. (b) ............................................ 2,256 52
MidWestOne Financial Group, Inc. .......................................... 2,271 105
Moelis & Co. , Class A ................................................... 8,429 604
Morningstar, Inc. ....................................................... 2,613 528
MVB Financial Corp. .................................................... 1,258 36
National Bank Holdings Corp. , Class A ....................................... 4,237 170
National Bankshares, Inc. ................................................. 666 24
Navient Corp. ......................................................... 10,819 106
NB Bancorp, Inc. ....................................................... 4,501 98
NBT Bancorp, Inc. ...................................................... 5,878 261
NCR Atleos Corp. (a) .................................................... 8,301 310
Nelnet, Inc. , Class A ..................................................... 1,863 246
Neptune Insurance Holdings, Inc. , Class A (a) ................................... 2,525 64
NerdWallet, Inc. , Class A (a) ............................................... 4,376 53
NewtekOne, Inc. ....................................................... 2,772 37
Nexpoint Real Estate Finance, Inc. .......................................... 1,814 27
NI Holdings, Inc. (a) ..................................................... 650 9
Nicolet Bankshares, Inc. .................................................. 1,491 218
NMI Holdings, Inc. , Class A (a) ............................................. 8,652 335
Northeast Bank ........................................................ 887 102

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Northeast Community Bancorp, Inc. ......................................... 1,496 $ 35
Northfield Bancorp, Inc. .................................................. 4,033 50
Northpointe Bancshares, Inc. ............................................... 1,971 34
Northrim Bancorp, Inc. ................................................... 2,425 57
Northwest Bancshares, Inc. ................................................ 15,924 205
Norwood Financial Corp. ................................................. 922 28
Oak Valley Bancorp ..................................................... 746 24
OceanFirst Financial Corp. ................................................ 6,321 119
Octave Specialty Group, Inc. (a) ............................................. 4,501 26
OFG Bancorp ......................................................... 4,971 200
Ohio Valley Banc Corp. .................................................. 396 16
Old National Bancorp .................................................... 39,707 970
Old Republic International Corp. ............................................ 26,272 1,029
Old Second Bancorp, Inc. ................................................. 5,652 112
OneMain Holdings, Inc. , Class A ............................................ 13,457 882
Onity Group, Inc. (a) ..................................................... 729 33
OP Bancorp ........................................................... 1,233 17
Open Lending Corp. (a) ................................................... 10,794 19
Oportun Financial Corp. (a) ................................................ 4,019 22
Oppenheimer Holdings, Inc. , Class A ......................................... 671 56
OppFi, Inc. ........................................................... 2,818 27
Orange County Bancorp, Inc. .............................................. 1,242 38
Orchid Island Capital, Inc. (b) .............................................. 17,285 135
Origin Bancorp, Inc. ..................................................... 3,189 137
Orrstown Financial Services, Inc. ........................................... 2,095 75
Oscar Health, Inc. , Class A (a) .............................................. 24,208 347
P10, Inc. , Class A ....................................................... 6,667 72
Palomar Holdings, Inc. (a) ................................................. 2,976 368
Park National Corp. ..................................................... 1,794 292
Parke Bancorp, Inc. ..................................................... 1,073 29
Pathward Financial, Inc. .................................................. 2,516 227
Patria Investments Ltd. , Class A ............................................ 6,885 101
Patriot National Bancorp, Inc. (a) (b) .......................................... 8,227 13
Paymentus Holdings, Inc. , Class A (a) ........................................ 5,781 155
Payoneer Global, Inc. (a) .................................................. 30,891 197
Paysafe Ltd. (a) ......................................................... 3,370 23
Paysign, Inc. (a) ........................................................ 3,752 16
PCB Bancorp .......................................................... 1,209 27
Peapack-Gladstone Financial Corp. .......................................... 1,671 53
PennyMac Financial Services, Inc. .......................................... 5,730 573
PennyMac Mortgage Investment Trust ........................................ 9,816 116
Peoples Bancorp of North Carolina, Inc. ....................................... 478 18
Peoples Bancorp, Inc. .................................................... 3,930 128
Peoples Financial Services Corp. ............................................ 1,029 54
Perella Weinberg Partners , Class A ........................................... 7,073 158
Pinnacle Financial Partners, Inc. ............................................ 17,083 1,624
Pioneer Bancorp, Inc. (a) .................................................. 1,085 15
Piper Sandler Cos. ...................................................... 1,973 683
PJT Partners, Inc. , Class A ................................................ 2,590 448
Plumas Bancorp ........................................................ 711 36
Ponce Financial Group, Inc. (a) ............................................. 2,140 36
Popular, Inc. .......................................................... 7,490 1,000
PRA Group, Inc. (a) ..................................................... 4,290 55
Preferred Bank ......................................................... 1,530 131
Primerica, Inc. ......................................................... 3,650 960
Primis Financial Corp. ................................................... 2,174 29
Princeton Bancorp, Inc. .................................................. 517 19
Priority Technology Holdings, Inc. (a) (b) ...................................... 3,099 18
ProAssurance Corp. (a) ................................................... 5,770 140
PROG Holdings, Inc. .................................................... 4,376 142
Prosperity Bancshares, Inc. ................................................ 10,462 722
Provident Financial Services, Inc. ........................................... 14,116 313
QCR Holdings, Inc. ..................................................... 1,853 167

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Radian Group, Inc. ...................................................... 15,346 $ 505
RBB Bancorp ......................................................... 1,774 37
Ready Capital Corp. ..................................................... 16,137 34
Red River Bancshares, Inc. ................................................ 536 45
Redwood Trust, Inc. ..................................................... 14,149 78
Regional Management Corp. ............................................... 979 36
Reinsurance Group of America, Inc. ......................................... 7,543 1,529
Remitly Global, Inc. (a) ................................................... 19,210 254
RenaissanceRe Holdings Ltd. .............................................. 5,047 1,422
Renasant Corp. ........................................................ 10,703 404
Repay Holdings Corp. , Class A (a) ........................................... 7,041 25
Republic Bancorp, Inc. , Class A ............................................ 921 67
Rhinebeck Bancorp, Inc. (a) ................................................ 398 5
Richmond Mutual Bancorp, Inc. ............................................ 833 12
Rithm Capital Corp. ..................................................... 63,497 695
Rithm Property Trust, Inc. ................................................. 773 13
RLI Corp. ............................................................ 9,559 559
Root, Inc. , Class A (a) .................................................... 1,227 76
Runway Growth Finance Corp. (b) ........................................... 3,950 36
Ryan Specialty Holdings, Inc. , Class A ........................................ 12,516 604
S&T Bancorp, Inc. ...................................................... 4,316 184
Safety Insurance Group, Inc. ............................................... 1,664 131
SB Financial Group, Inc. ................................................. 583 13
Seacoast Banking Corp. of Florida ........................................... 11,044 369
Security National Financial Corp. , Class A (a) ................................... 1,806 16
SEI Investments Co. ..................................................... 11,563 1,016
Selective Insurance Group, Inc. ............................................. 6,888 579
Selectquote, Inc. (a) ..................................................... 14,838 21
ServisFirst Bancshares, Inc. ............................................... 5,862 480
Seven Hills Realty Trust .................................................. 1,529 13
Sezzle, Inc. (a) (b) ....................................................... 1,930 122
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 7,548 446
Shore Bancshares, Inc. ................................................... 3,404 65
Siebert Financial Corp. (a) ................................................. 1,248 4
Sierra Bancorp ......................................................... 1,339 47
Silvercrest Asset Management Group, Inc. , Class A ............................... 803 12
Simmons First National Corp. , Class A ....................................... 16,376 333
SiriusPoint Ltd. (a) ...................................................... 11,854 242
Skyward Specialty Insurance Group, Inc. (a) .................................... 4,284 191
Slide Insurance Holdings, Inc. (a) ............................................ 8,167 141
SLM Corp. ........................................................... 23,007 625
SmartFinancial, Inc. ..................................................... 1,601 64
Sound Financial Bancorp, Inc. .............................................. 211 9
South Plains Financial, Inc. ................................................ 1,381 58
Southern First Bancshares, Inc. (a) ........................................... 835 46
Southern Missouri Bancorp, Inc. ............................................ 1,086 68
Southside Bancshares, Inc. ................................................ 3,220 104
SouthState Bank Corp. ................................................... 11,446 1,171
SR Bancorp, Inc. ....................................................... 720 12
Starwood Property Trust, Inc. .............................................. 40,264 722
Stellar Bancorp, Inc. ..................................................... 5,279 196
StepStone Group, Inc. , Class A ............................................. 8,445 597
Sterling Bancorp, Inc. (a) (c) ................................................ 2,117 — (d)
Stewart Information Services Corp. .......................................... 3,148 212
Stifel Financial Corp. .................................................... 11,347 1,399
Stock Yards Bancorp, Inc. ................................................. 3,119 211
StoneX Group, Inc. (a) ................................................... 5,199 584
Strive, Inc. , Class B (a) (b) ................................................. 106,804 88
Sui Group Holdings Ltd. (a) ................................................ 8,163 13
Sunrise Realty Trust, Inc. ................................................. 962 9
SWK Holdings Corp. .................................................... 1,229 22
Texas Capital Bancshares, Inc. (a) ........................................... 5,116 518
TFS Financial Corp. (b) ................................................... 32,102 452

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
The Baldwin Insurance Group, Inc. , Class A (a) .................................. 8,153 $ 179
The Bancorp, Inc. (a) ..................................................... 4,730 281
The Bank of NT Butterfield & Son Ltd. ....................................... 5,317 275
The First Bancorp, Inc. ................................................... 1,072 29
The Hanover Insurance Group, Inc. .......................................... 4,054 706
The Hingham Institution for Savings (b) ....................................... 195 58
The Western Union Co. ................................................... 36,213 339
Third Coast Bancshares, Inc. (a) ............................................. 1,225 50
Timberland Bancorp, Inc. ................................................. 815 32
Tiptree, Inc. ........................................................... 2,420 43
Tompkins Financial Corp. ................................................. 1,512 121
Towne Bank .......................................................... 9,308 326
TPG Mortgage Investment Trust, Inc. ........................................ 3,125 27
TPG RE Finance Trust, Inc. ............................................... 8,015 72
TPG, Inc. , Class A ...................................................... 15,161 893
Tradeweb Markets, Inc. , Class A ............................................ 13,327 1,374
TriCo Bancshares ....................................................... 3,411 170
Triumph Financial, Inc. (a) ................................................. 2,552 161
Trupanion, Inc. (a) (b) .................................................... 3,925 126
TrustCo Bank Corp. ..................................................... 2,016 87
Trustmark Corp. ........................................................ 6,331 269
TWFG, Inc. , Class A (a) .................................................. 1,503 38
Two Harbors Investment Corp. ............................................. 11,782 135
UMB Financial Corp. .................................................... 8,395 1,067
United Bankshares, Inc. .................................................. 15,796 669
United Community Banks, Inc. ............................................. 13,873 478
United Fire Group, Inc. ................................................... 2,434 87
United Security Bancshares ................................................ 1,363 15
Unity Bancorp, Inc. ..................................................... 752 41
Universal Insurance Holdings, Inc. .......................................... 2,885 88
Univest Financial Corp. .................................................. 3,192 106
Unum Group .......................................................... 19,075 1,449
Upstart Holdings, Inc. (a) (b) ............................................... 9,740 382
USCB Financial Holdings, Inc. ............................................. 1,237 23
UWM Holdings Corp. (b) ................................................. 25,052 123
Valley National Bancorp .................................................. 54,857 684
Velocity Financial, Inc. (a) ................................................. 2,698 55
Victory Capital Holdings, Inc. , Class A (e) ..................................... 5,741 405
Virginia National Bankshares Corp. .......................................... 497 20
Virtu Financial, Inc. , Class A ............................................... 9,225 383
Virtus Investment Partners, Inc. ............................................. 721 118
Voya Financial, Inc. ..................................................... 10,917 837
WaFd, Inc. ............................................................ 8,658 282
Walker & Dunlop, Inc. ................................................... 3,759 236
Washington Trust Bancorp, Inc. ............................................. 2,108 72
Waterstone Financial, Inc. ................................................. 1,655 30
Webster Financial Corp. .................................................. 18,410 1,211
WesBanco, Inc. ........................................................ 10,808 381
West Bancorp, Inc. ...................................................... 1,649 39
Westamerica Bancorp .................................................... 2,702 137
Western Alliance Bancorp ................................................. 12,021 1,072
Western New England Bancorp, Inc. ......................................... 1,949 26
Westwood Holdings Group, Inc. ............................................ 774 14
WEX, Inc. (a) .......................................................... 3,903 601
White Mountains Insurance Group Ltd. ....................................... 283 579
Wintrust Financial Corp. .................................................. 7,595 1,120
WisdomTree, Inc. (b) ..................................................... 13,942 226
World Acceptance Corp. (a) ................................................ 459 56
WSFS Financial Corp. ................................................... 6,218 402
Zions Bancorp NA ...................................................... 16,743 1,003
132,805
Health Care (13.8%):
10X Genomics, Inc. , Class A (a) ............................................. 12,853 260

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
4D Molecular Therapeutics, Inc. (a) .......................................... 5,827 $ 52
Aardvark Therapeutics, Inc. (a) (b) ........................................... 1,344 17
Abeona Therapeutics, Inc. (a) (b) ............................................ 5,417 28
Absci Corp. (a) (b) ....................................................... 15,230 46
Acadia Healthcare Co., Inc. (a) .............................................. 10,184 137
ACADIA Pharmaceuticals, Inc. (a) ........................................... 19,236 483
Accendra Health, Inc. (a) .................................................. 8,000 18
Accuray, Inc. (a) ........................................................ 10,752 9
Achieve Life Sciences, Inc. (a) .............................................. 5,114 21
Aclaris Therapeutics, Inc. (a) ............................................... 10,144 36
Acme United Corp. ..................................................... 351 15
Actuate Therapeutics, Inc. (a) (b) ............................................ 837 4
Acumen Pharmaceuticals, Inc. (a) ............................................ 4,702 12
AdaptHealth Corp. , Class A (a) ............................................. 10,140 102
Adaptive Biotechnologies Corp. (a) .......................................... 16,823 311
Addus HomeCare Corp. (a) ................................................ 2,062 213
ADMA Biologics, Inc. (a) ................................................. 26,437 457
Agenus, Inc. (a) ........................................................ 3,422 10
agilon health, Inc. (a) ..................................................... 33,565 28
Agios Pharmaceuticals, Inc. (a) ............................................. 6,286 172
AirSculpt Technologies, Inc. (a) ............................................. 1,099 3
Akebia Therapeutics, Inc. (a) (b) ............................................. 28,545 40
Aldeyra Therapeutics, Inc. (a) .............................................. 6,369 34
Alector, Inc. (a) ......................................................... 8,013 15
Align Technology, Inc. (a) ................................................. 7,703 1,256
Alignment Healthcare, Inc. (a) .............................................. 18,555 418
Alkermes PLC (a) ....................................................... 18,570 629
Allogene Therapeutics, Inc. (a) .............................................. 17,611 32
Alpha Teknova, Inc. (a) ................................................... 877 2
Alphatec Holdings, Inc. (a) ................................................ 13,249 196
ALT5 Sigma Corp. (a) .................................................... 11,715 25
Altimmune, Inc. (a) ...................................................... 11,595 65
Alto Neuroscience, Inc. (a) ................................................ 3,127 48
Alumis, Inc. (a) ......................................................... 7,009 172
Amicus Therapeutics, Inc. (a) ............................................... 34,750 497
AMN Healthcare Services, Inc. (a) ........................................... 4,316 92
Amneal Pharmaceuticals, Inc. (a) ............................................ 17,972 246
Amphastar Pharmaceuticals, Inc. (a) .......................................... 3,787 100
Amylyx Pharmaceuticals, Inc. (a) ............................................ 10,464 150
AnaptysBio, Inc. (a) ..................................................... 2,954 140
Anavex Life Sciences Corp. (a) ............................................. 9,669 45
AngioDynamics, Inc. (a) .................................................. 4,337 45
ANI Pharmaceuticals, Inc. (a) .............................................. 2,203 180
Anika Therapeutics, Inc. (a) ................................................ 1,444 13
Anixa Biosciences, Inc. (a) ................................................ 3,136 10
Annexon, Inc. (a) ....................................................... 14,560 91
Annovis Bio, Inc. (a) ..................................................... 2,100 6
Anteris Technologies Global Corp. (a) (b) ...................................... 4,416 26
Apellis Pharmaceuticals, Inc. (a) ............................................ 11,895 269
Apogee Therapeutics, Inc. (a) (b) ............................................ 5,505 361
Apyx Medical Corp. (a) ................................................... 3,711 15
Aquestive Therapeutics, Inc. (a) (b) ........................................... 12,761 38
Arcellx, Inc. (a) ........................................................ 5,035 344
Arcturus Therapeutics Holdings, Inc. (a) (b) ..................................... 2,810 21
Arcus Biosciences, Inc. (a) ................................................. 9,139 192
Arcutis Biotherapeutics, Inc. (a) ............................................. 12,357 313
Ardelyx, Inc. (a) ........................................................ 26,720 205
Armata Pharmaceuticals, Inc. (a) ............................................ 1,017 7
ArriVent Biopharma, Inc. (a) (b) ............................................. 2,967 67
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 14,486 1,004
ARS Pharmaceuticals, Inc. (a) (b) ............................................ 6,760 68
Artivion, Inc. (a) ........................................................ 5,176 211
Arvinas, Inc. (a) ........................................................ 6,114 82

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Assembly Biosciences, Inc. (a) .............................................. 1,104 $ 28
Astrana Health, Inc. (a) ................................................... 4,433 101
Atea Pharmaceuticals, Inc. (a) .............................................. 6,746 29
Atlantic International Corp. (a) (b) ............................................ 1,895 7
AtriCure, Inc. (a) ....................................................... 5,483 202
Aura Biosciences, Inc. (a) ................................................. 5,145 29
Avalo Therapeutics, Inc. (a) ................................................ 1,694 26
Avanos Medical, Inc. (a) .................................................. 5,029 67
Avantor, Inc. (a) ........................................................ 76,361 834
Aveanna Healthcare Holdings, Inc. (a) ........................................ 7,794 65
Avidity Biosciences, Inc. (a) ............................................... 15,908 1,154
Avita Medical, Inc. (a) (b) .................................................. 3,054 13
Axogen, Inc. (a) ........................................................ 5,138 179
Axsome Therapeutics, Inc. (a) .............................................. 4,776 880
Azenta, Inc. (a) ......................................................... 5,130 199
Baxter International, Inc. ................................................. 58,870 1,182
Beam Therapeutics, Inc. (a) ................................................ 10,522 291
Benitec Biopharma, Inc. (a) ................................................ 3,680 45
Beta Bionics, Inc. (a) ..................................................... 3,765 52
Bicara Therapeutics, Inc. (a) ............................................... 3,616 61
BioAge Labs, Inc. (a) .................................................... 2,531 48
BioCryst Pharmaceuticals, Inc. (a) ........................................... 25,613 169
Biohaven Ltd. (a) ....................................................... 12,343 146
BioLife Solutions, Inc. (a) ................................................. 5,290 115
BioMarin Pharmaceutical, Inc. (a) ........................................... 21,796 1,232
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,080 611
Bio-Techne Corp. ....................................................... 17,725 1,136
Bioventus, Inc. , Class A (a) ................................................ 5,120 41
Black Diamond Therapeutics, Inc. (a) ......................................... 4,635 12
Bridgebio Pharma, Inc. (a) ................................................. 18,945 1,464
BrightSpring Health Services, Inc. (a) ......................................... 13,181 518
Brookdale Senior Living, Inc. (a) ............................................ 24,584 369
Bruker Corp. .......................................................... 11,874 526
Butterfly Network, Inc. , Class A (a) (b) ........................................ 21,802 86
C4 Therapeutics, Inc. (a) .................................................. 8,415 16
Cabaletta Bio, Inc. (a) .................................................... 9,057 23
CAMP4 Therapeutics Corp. (a) (b) ........................................... 1,858 7
Candel Therapeutics, Inc. (a) (b) ............................................. 4,497 26
Capricor Therapeutics, Inc. (a) .............................................. 5,455 119
CapsoVision, Inc. (a) ..................................................... 3,061 15
Cardiff Oncology, Inc. (a) (b) ............................................... 6,555 11
CareCloud, Inc. (a) ...................................................... 3,629 10
CareDx, Inc. (a) ........................................................ 5,261 108
Caribou Biosciences, Inc. (a) ............................................... 8,634 12
Caris Life Sciences, Inc. (a) (b) .............................................. 13,245 307
Carlsmed, Inc. (a) ....................................................... 955 12
Cartesian Therapeutics, Inc. (a) (b) ........................................... 894 6
Cassava Sciences, Inc. (a) ................................................. 4,103 8
Castle Biosciences, Inc. (a) ................................................ 3,245 128
Catalyst Pharmaceuticals, Inc. (a) ............................................ 12,707 309
Celcuity, Inc. (a) (b) ...................................................... 3,939 431
Celldex Therapeutics, Inc. (a) ............................................... 7,391 182
Ceribell, Inc. (a) ........................................................ 2,504 52
Certara, Inc. (a) ......................................................... 12,684 111
Cerus Corp. (a) ......................................................... 20,577 48
CG oncology, Inc. (a) .................................................... 5,818 303
Charles River Laboratories International, Inc. (a) ................................. 5,601 1,179
Chemed Corp. ......................................................... 1,598 683
Claritev Corp. , Class A (a) (b) ............................................... 974 26
ClearPoint Neuro, Inc. (a) (b) ............................................... 2,722 35
Climb Bio, Inc. (a) ...................................................... 6,842 31
Clover Health Investments Corp. , Class A (a) ................................... 44,619 100
Codexis, Inc. (a) ........................................................ 9,247 11

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Cogent Biosciences, Inc. (a) ................................................ 14,410 $ 517
Cognition Therapeutics, Inc. (a) ............................................. 8,212 9
Coherus Oncology, Inc. (a) (b) .............................................. 10,975 24
Collegium Pharmaceutical, Inc. (a) ........................................... 3,488 160
Community Health Systems, Inc. (a) .......................................... 12,614 40
Compass Therapeutics, Inc. (a) .............................................. 14,079 90
Concentra Group Holdings Parent, Inc. ....................................... 13,127 291
CONMED Corp. ....................................................... 3,426 132
Contineum Therapeutics, Inc. , Class A (a) ...................................... 2,061 29
Corbus Pharmaceuticals Holdings, Inc. (a) ..................................... 1,677 14
Corcept Therapeutics, Inc. (a) .............................................. 10,707 427
CorMedix, Inc. (a) (b) .................................................... 7,803 61
CorVel Corp. (a) ........................................................ 3,296 229
Corvus Pharmaceuticals, Inc. (a) ............................................ 6,401 132
Coya Therapeutics, Inc. (a) ................................................ 1,975 9
Crescent Biopharma, Inc. (a) (b) ............................................. 1,291 12
Crinetics Pharmaceuticals, Inc. (a) ........................................... 10,145 507
Cross Country Healthcare, Inc. (a) ........................................... 3,400 32
CryoPort, Inc. (a) ....................................................... 5,381 51
Cullinan Therapeutics, Inc. (a) .............................................. 4,416 53
CVRx, Inc. (a) ......................................................... 1,575 11
Cytek Biosciences, Inc. (a) ................................................. 13,114 66
Cytokinetics, Inc. (a) ..................................................... 13,287 840
CytomX Therapeutics, Inc. (a) .............................................. 14,402 82
DaVita, Inc. (a) ......................................................... 7,689 841
Day One Biopharmaceuticals, Inc. (a) ......................................... 8,357 93
Definitive Healthcare Corp. , Class A (a) ....................................... 2,774 6
Delcath Systems, Inc. (a) .................................................. 3,751 37
Denali Therapeutics, Inc. (a) ............................................... 15,009 326
DENTSPLY SIRONA, Inc. ................................................ 22,740 284
Design Therapeutics, Inc. (a) ............................................... 3,458 35
Dianthus Therapeutics, Inc. (a) .............................................. 3,720 199
Disc Medicine, Inc. , Class A (a) ............................................. 3,084 238
Doximity, Inc. , Class A (a) ................................................. 15,356 575
Dynavax Technologies Corp. (a) ............................................. 13,362 207
Dyne Therapeutics, Inc. (a) ................................................ 12,019 215
Edgewise Therapeutics, Inc. (a) ............................................. 8,764 247
Editas Medicine, Inc. (a) .................................................. 10,536 21
Elanco Animal Health, Inc. (a) .............................................. 56,683 1,365
Electromed, Inc. (a) ...................................................... 699 21
Eledon Pharmaceuticals, Inc. (a) ............................................. 7,334 16
Elicio Therapeutics, Inc. (a) (b) .............................................. 1,142 9
Embecta Corp. ......................................................... 6,099 65
Emergent BioSolutions, Inc. (a) ............................................. 5,696 65
Enanta Pharmaceuticals, Inc. (a) ............................................. 3,057 39
Encompass Health Corp. .................................................. 11,441 1,081
Enhabit, Inc. (a) ........................................................ 4,945 53
Enliven Therapeutics, Inc. (a) ............................................... 4,936 131
Enovis Corp. (a) ........................................................ 6,359 140
Entrada Therapeutics, Inc. (a) ............................................... 2,366 27
Envista Holdings Corp. (a) ................................................. 18,473 434
Erasca, Inc. (a) ......................................................... 18,242 192
Esperion Therapeutics, Inc. (a) (b) ............................................ 26,737 91
Establishment Labs Holdings, Inc. (a) ......................................... 2,998 204
Ethzilla Corp. (a) ....................................................... 1,058 5
Eton Pharmaceuticals, Inc. (a) .............................................. 2,542 38
Evolent Health, Inc. , Class A (a) ............................................. 11,505 37
Evolus, Inc. (a) ......................................................... 5,448 26
Exagen, Inc. (a) ........................................................ 1,475 5
Exelixis, Inc. (a) ........................................................ 29,896 1,236
eXoZymes, Inc. (a) ...................................................... 99 1
EyePoint, Inc. (a) ....................................................... 8,361 113
Fate Therapeutics, Inc. (a) ................................................. 11,270 13

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(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Foghorn Therapeutics, Inc. (a) .............................................. 2,900 $ 17
Forte Biosciences, Inc. (a) ................................................. 1,190 35
Fortrea Holdings, Inc. (a) .................................................. 10,514 177
Fractyl Health, Inc. (a) (b) ................................................. 12,374 6
Fulcrum Therapeutics, Inc. (a) .............................................. 5,392 58
Fulgent Genetics, Inc. (a) .................................................. 2,251 59
Gain Therapeutics, Inc. (a) ................................................. 3,611 6
Galectin Therapeutics, Inc. (a) (b) ............................................ 4,772 13
GeneDx Holdings Corp. , Class A (a) .......................................... 2,912 280
Genelux Corp. (a) (b) ..................................................... 3,259 9
Geron Corp. (a) ......................................................... 68,931 94
Glaukos Corp. (a) ....................................................... 6,330 756
Globus Medical, Inc. , Class A (a) ............................................ 12,825 1,163
GoodRx Holdings, Inc. , Class A (a) .......................................... 9,502 22
Gossamer Bio, Inc. (a) .................................................... 20,838 47
GRAIL, Inc. (a) ........................................................ 3,899 381
Greenwich Lifesciences, Inc. (a) (b) .......................................... 711 21
Guardant Health, Inc. (a) .................................................. 14,310 1,632
Guardian Pharmacy Services, Inc. , Class A (a) ................................... 2,521 76
Haemonetics Corp. (a) .................................................... 5,292 353
Halozyme Therapeutics, Inc. (a) ............................................. 13,385 960
Harmony Biosciences Holdings, Inc. (a) ....................................... 5,602 205
Harrow, Inc. (a) (b) ...................................................... 3,559 146
Health Catalyst, Inc. (a) ................................................... 6,999 15
HealthEquity, Inc. (a) .................................................... 9,615 824
HealthStream, Inc. ...................................................... 2,622 58
HeartFlow, Inc. (a) (b) .................................................... 6,139 183
Henry Schein, Inc. (a) .................................................... 11,321 854
Heron Therapeutics, Inc. (a) ................................................ 19,971 26
Hims & Hers Health, Inc. (a) (b) ............................................. 23,561 638
Hinge Health, Inc. , Class A (a) .............................................. 2,298 80
Humacyte, Inc. (a) (b) .................................................... 16,927 17
ICU Medical, Inc. (a) .................................................... 2,748 412
Ideaya Biosciences, Inc. (a) ................................................ 9,625 310
Immix Biopharma, Inc. (a) ................................................. 3,584 21
Immuneering Corp. , Class A (a) (b) ........................................... 5,287 24
ImmunityBio, Inc. (a) (b) .................................................. 37,672 235
Immunome, Inc. (a) (b) ................................................... 10,221 252
Immunovant, Inc. (a) ..................................................... 8,497 221
Incannex Healthcare, Inc. (a) (b) ............................................. 35,735 11
InfuSystem Holdings, Inc. (a) ............................................... 1,942 16
Inhibikase Therapeutics, Inc. (a) (b) ........................................... 10,571 16
Inhibrx Biosciences, Inc. (a) ................................................ 1,155 88
Innoviva, Inc. (a) ....................................................... 8,444 169
Inogen, Inc. (a) ......................................................... 2,519 15
Inovio Pharmaceuticals, Inc. (a) (b) ........................................... 7,005 11
Insight Molecular Diagnostics, Inc. (a) ........................................ 2,670 17
Inspire Medical Systems, Inc. (a) ............................................ 3,185 241
Integer Holdings Corp. (a) ................................................. 3,949 343
Integra LifeSciences Holdings Corp. (a) ....................................... 7,480 83
Intellia Therapeutics, Inc. (a) (b) ............................................. 12,606 166
Invivyd, Inc. (a) ........................................................ 25,431 44
Ionis Pharmaceuticals, Inc. (a) .............................................. 18,289 1,512
Iovance Biotherapeutics, Inc. (a) (b) .......................................... 38,455 98
iRadimed Corp. ........................................................ 920 90
IRhythm Holdings, Inc. (a) ................................................ 3,645 563
Ironwood Pharmaceuticals, Inc. , Class A (a) .................................... 17,756 87
Jade Biosciences, Inc. (b) .................................................. 4,289 67
Janux Therapeutics, Inc. (a) ................................................ 6,103 84
Jazz Pharmaceuticals PLC (a) .............................................. 6,678 1,098
Journey Medical Corp. (a) (b) ............................................... 1,378 12
KalVista Pharmaceuticals, Inc. (a) ........................................... 4,259 66
Keros Therapeutics, Inc. (a) ................................................ 3,201 57

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Kiniksa Pharmaceuticals International PLC , Class A (a) ............................ 4,959 $ 218
Kodiak Sciences, Inc. (a) .................................................. 5,600 127
KORU Medical Systems, Inc. (a) ............................................ 4,792 26
Krystal Biotech, Inc. (a) ................................................... 2,864 800
Kura Oncology, Inc. (a) ................................................... 9,576 78
Kymera Therapeutics, Inc. (a) .............................................. 7,530 547
Kyverna Therapeutics, Inc. (a) (b) ............................................ 2,367 19
Lantheus Holdings, Inc. (a) ................................................ 7,449 498
Larimar Therapeutics, Inc. (a) .............................................. 5,079 18
LB Pharmaceuticals, Inc. (a) ............................................... 2,092 45
LeMaitre Vascular, Inc. ................................................... 2,387 203
LENSAR, Inc. (a) ....................................................... 996 13
LENZ Therapeutics, Inc. (a) (b) ............................................. 3,163 50
Lexeo Therapeutics, Inc. (a) ................................................ 6,761 50
Lexicon Pharmaceuticals, Inc. (a) ............................................ 20,065 23
Lifecore Biomedical, Inc. (a) ............................................... 3,768 33
LifeMD, Inc. (a) ........................................................ 4,171 13
LifeStance Health Group, Inc. (a) ............................................ 18,248 129
Ligand Pharmaceuticals, Inc. (a) ............................................. 2,208 424
Lineage Cell Therapeutics, Inc. (a) ........................................... 24,233 36
Liquidia Corp. (a) ....................................................... 7,961 337
Lucid Diagnostics, Inc. (a) ................................................. 9,639 11
Lyell Immunopharma, Inc. (a) .............................................. 741 18
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,379 1,164
MannKind Corp. (a) ..................................................... 34,151 197
MapLight Therapeutics, Inc. (a) (b) ........................................... 2,001 35
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 11,827 40
Masimo Corp. (a) ....................................................... 5,793 796
MaxCyte, Inc. (a) ....................................................... 10,240 9
Maze Therapeutics, Inc. (a) ................................................ 2,977 130
MBX Biosciences, Inc. (a) ................................................. 3,017 111
Medpace Holdings, Inc. (a) ................................................ 2,577 1,501
MeiraGTx Holdings PLC (a) ............................................... 6,527 50
Merit Medical Systems, Inc. (a) ............................................. 6,656 540
Merrimack Pharmaceuticals, Inc. (a) (c) ........................................ 1,827 — (d)
Mesa Laboratories, Inc. .................................................. 600 47
Microbot Medical, Inc. (a) ................................................. 7,033 13
MiMedx Group, Inc. (a) ................................................... 13,206 67
Mineralys Therapeutics, Inc. (a) ............................................. 6,458 199
Mirum Pharmaceuticals, Inc. (a) (b) ........................................... 4,858 501
Moderna, Inc. (a) (b) ..................................................... 41,233 1,817
Molina Healthcare, Inc. (a) ................................................ 5,841 1,049
Monopar Therapeutics, Inc. (a) (b) ........................................... 499 30
Monte Rosa Therapeutics, Inc. (a) ........................................... 4,665 96
MoonLake Immunotherapeutics , Class A (a) .................................... 7,253 114
Myriad Genetics, Inc. (a) .................................................. 9,987 56
Nakamoto, Inc. (a) ...................................................... 41,599 15
National HealthCare Corp. ................................................ 1,310 187
National Research Corp. .................................................. 1,277 26
Nautilus Biotechnology, Inc. , Class A (a) ...................................... 6,171 12
Nektar Therapeutics (a) ................................................... 2,276 85
Neogen Corp. (a) ....................................................... 24,706 252
NeoGenomics, Inc. (a) .................................................... 14,079 170
Neumora Therapeutics, Inc. (a) ............................................. 6,016 12
Neurocrine Biosciences, Inc. (a) ............................................. 11,177 1,521
Neurogene, Inc. (a) ...................................................... 1,341 24
NeuroPace, Inc. (a) ...................................................... 2,778 42
Niagen Bioscience, Inc. (a) ................................................ 5,841 35
Nkarta, Inc. (a) ......................................................... 5,847 13
NovaBay Pharmaceuticals, Inc. ............................................. 14,273 27
Novavax, Inc. (a) (b) ..................................................... 17,675 156
Novocure Ltd. (a) ....................................................... 11,477 142
Nurix Therapeutics, Inc. (a) ................................................ 11,438 189

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Nutex Health, Inc. (a) (b) .................................................. 578 $ 86
Nuvalent, Inc. , Class A (a) ................................................. 5,508 567
Nuvation Bio, Inc. (a) (b) .................................................. 27,390 144
Nuvectis Pharma, Inc. (a) (b) ............................................... 1,517 12
Ocugen, Inc. (a) ........................................................ 34,715 50
Ocular Therapeutix, Inc. (a) ................................................ 21,422 196
Olema Pharmaceuticals, Inc. (a) ............................................. 7,514 193
Omada Health, Inc. (a) ................................................... 2,123 32
Omeros Corp. (a) ....................................................... 7,752 91
OmniAb, Inc. (a) ........................................................ 11,797 21
Omnicell, Inc. (a) ....................................................... 4,992 242
OPKO Health, Inc. (a) .................................................... 44,000 55
OptimizeRx Corp. (a) .................................................... 1,664 18
Option Care Health, Inc. (a) ................................................ 18,025 613
Opus Genetics, Inc. (a) ................................................... 5,171 12
Oramed Pharmaceuticals, Inc. .............................................. 3,442 12
OraSure Technologies, Inc. (a) .............................................. 7,245 20
Organogenesis Holdings, Inc. , Class A (a) ...................................... 6,418 26
Organon & Co. ........................................................ 29,698 254
ORIC Pharmaceuticals, Inc. (a) ............................................. 6,132 63
Orthofix Medical, Inc. (a) ................................................. 4,376 58
OrthoPediatrics Corp. (a) .................................................. 1,844 32
Oruka Therapeutics, Inc. (a) (b) .............................................. 4,876 167
Ovid Therapeutics, Inc. (a) ................................................. 5,966 9
Owlet, Inc. , Class A (a) ................................................... 1,607 19
Pacific Biosciences of California, Inc. (a) (b) .................................... 30,580 69
Pacira BioSciences, Inc. (a) ................................................ 4,777 98
PACS Group, Inc. (a) ..................................................... 5,056 171
Palisade Bio, Inc. (a) (b) ................................................... 15,348 23
Palvella Therapeutics, Inc. (a) .............................................. 919 70
PDL BioPharma, Inc. (a) (b) (c) .............................................. 17,605 1
Pediatrix Medical Group, Inc. (a) ............................................ 9,666 207
Penumbra, Inc. (a) ....................................................... 4,368 1,564
PepGen, Inc. (a) ........................................................ 6,578 34
Perrigo Co. PLC ....................................................... 15,690 223
Personalis, Inc. (a) (b) .................................................... 5,958 56
Perspective Therapeutics, Inc. (a) ............................................ 6,546 25
Phathom Pharmaceuticals, Inc. (a) (b) ......................................... 4,678 64
Phibro Animal Health Corp. , Class A ......................................... 2,307 93
Phreesia, Inc. (a) ........................................................ 6,354 85
Picard Medical, Inc. (a) (b) ................................................. 2,163 4
Praxis Precision Medicines, Inc. (a) .......................................... 2,665 837
Precigen, Inc. (a) (b) ..................................................... 16,880 76
Prestige Consumer Healthcare, Inc. (a) ........................................ 5,443 351
Prime Medicine, Inc. (a) (b) ................................................ 10,482 40
Privia Health Group, Inc. (a) ............................................... 12,538 291
PROCEPT BioRobotics Corp. (a) (b) .......................................... 6,061 176
Pro-Dex, Inc. (a) (b) ...................................................... 203 8
Progyny, Inc. (a) ........................................................ 8,246 197
ProKidney Corp. , Class A (a) (b) ............................................. 11,538 23
Protagonist Therapeutics, Inc. (a) ............................................ 6,799 556
Protalix BioTherapeutics, Inc. (a) ............................................ 7,571 18
Protara Therapeutics, Inc. (a) ............................................... 5,025 36
PTC Therapeutics, Inc. (a) ................................................. 8,885 671
Pulse Biosciences, Inc. (a) (b) ............................................... 1,927 27
Puma Biotechnology, Inc. (a) ............................................... 4,174 27
Pyxis Oncology, Inc. (a) .................................................. 4,794 7
Quanterix Corp. (a) ...................................................... 4,200 27
Quantum-Si, Inc. (a) (b) ................................................... 18,677 21
QuidelOrtho Corp. (a) .................................................... 7,713 210
Quince Therapeutics, Inc. (a) ............................................... 5,089 1
RadNet, Inc. (a) ........................................................ 7,983 560
Rani Therapeutics Holdings, Inc. , Class A (a) (b) ................................. 5,918 7

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Rapid Micro Biosystems, Inc. , Class A (a) ...................................... 2,294 $ 10
Rapport Therapeutics, Inc. (a) .............................................. 3,264 87
RAPT Therapeutics, Inc. (a) ................................................ 2,020 116
Recursion Pharmaceuticals, Inc. , Class A (a) (b) .................................. 49,452 207
REGENXBIO, Inc. (a) ................................................... 5,225 58
Relay Therapeutics, Inc. (a) ................................................ 14,866 114
Relmada Therapeutics, Inc. (a) .............................................. 6,908 25
Repligen Corp. (a) ....................................................... 6,131 916
Replimune Group, Inc. (a) ................................................. 8,042 57
Revolution Medicines, Inc. (a) .............................................. 19,032 1,845
Revvity, Inc. (b) ........................................................ 12,996 1,414
Rezolute, Inc. (a) ....................................................... 7,991 27
Rhythm Pharmaceuticals, Inc. (a) ............................................ 7,177 736
Rigel Pharmaceuticals, Inc. (a) .............................................. 2,001 70
Rocket Pharmaceuticals, Inc. (a) ............................................. 11,109 39
Royalty Pharma PLC , Class A .............................................. 38,677 1,612
RxSight, Inc. (a) ........................................................ 4,302 37
SAB Biotherapeutics, Inc. (a) (b) ............................................. 3,596 16
Sagimet Biosciences, Inc. , Class A (a) ......................................... 2,805 16
Sana Biotechnology, Inc. (a) (b) ............................................. 18,832 83
Sanara Medtech, Inc. (a) .................................................. 295 6
Sangamo Therapeutics, Inc. (a) ............................................. 34,680 19
SANUWAVE Health, Inc. (a) (b) ............................................. 878 24
Sarepta Therapeutics, Inc. (a) ............................................... 11,370 231
Savara, Inc. (a) ......................................................... 11,709 63
Scholar Rock Holding Corp. (a) ............................................. 9,499 421
Schrodinger, Inc. (a) ..................................................... 7,157 100
Select Medical Holdings Corp. ............................................. 12,181 183
SELLAS Life Sciences Group, Inc. (a) (b) ...................................... 16,029 60
Senseonics Holdings, Inc. (a) (b) ............................................. 3,995 29
Septerna, Inc. (a) ........................................................ 3,055 71
Sera Prognostics, Inc. , Class A (a) ........................................... 2,659 7
Seres Therapeutics, Inc. (a) ................................................ 684 10
Shattuck Labs, Inc. (a) .................................................... 5,420 21
Shoulder Innovations, Inc. (a) .............................................. 1,016 14
SI-BONE, Inc. (a) ....................................................... 4,378 73
SIGA Technologies, Inc. .................................................. 4,464 30
Sight Sciences, Inc. (a) ................................................... 3,078 19
Simulations Plus, Inc. (a) .................................................. 1,847 31
Sionna Therapeutics, Inc. (a) ............................................... 2,811 119
Solana Co. (a) .......................................................... 2,315 6
Soleno Therapeutics, Inc. (a) ............................................... 5,646 218
Solid Biosciences, Inc. (a) ................................................. 6,532 42
Solventum Corp. (a) ..................................................... 17,002 1,309
Sonida Senior Living, Inc. (a) .............................................. 2,021 64
Sotera Health Co. (a) ..................................................... 23,431 425
Spero Therapeutics, Inc. (a) ................................................ 4,132 9
Spyre Therapeutics, Inc. (a) ................................................ 7,743 248
STAAR Surgical Co. (a) .................................................. 5,624 107
Standard BioTools, Inc. (a) ................................................ 41,617 58
Stereotaxis, Inc. (a) ...................................................... 8,422 18
Stoke Therapeutics, Inc. (a) ................................................ 5,297 161
Strata Critical Medical, Inc. (a) (b) ........................................... 6,916 34
Streamex Corp. (a) (b) .................................................... 3,445 12
Supernus Pharmaceuticals, Inc. (a) ........................................... 6,251 301
Surgery Partners, Inc. (a) .................................................. 8,854 132
Surrozen, Inc. (a) ....................................................... 403 9
Syndax Pharmaceuticals, Inc. (a) ............................................ 9,654 196
Tactile Systems Technology, Inc. (a) .......................................... 2,424 70
Talkspace, Inc. (a) ....................................................... 15,422 62
Tandem Diabetes Care, Inc. (a) .............................................. 7,667 152
Tango Therapeutics, Inc. (a) (b) .............................................. 10,091 117
Tarsus Pharmaceuticals, Inc. (a) ............................................. 4,494 290

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Taysha Gene Therapies, Inc. (a) ............................................. 25,465 $ 115
Tectonic Therapeutic, Inc. (a) (b) ............................................. 1,135 23
Teladoc Health, Inc. (a) (b) ................................................. 20,033 109
Teleflex, Inc. .......................................................... 5,046 527
Tempus AI, Inc. , Class A (a) (b) ............................................. 11,940 714
Tenaya Therapeutics, Inc. (a) ............................................... 15,726 12
Terns Pharmaceuticals, Inc. (a) .............................................. 8,741 302
TG Therapeutics, Inc. (a) .................................................. 17,021 501
The Ensign Group, Inc. ................................................... 6,437 1,105
The Joint Corp. (a) ...................................................... 1,324 13
The Oncology Institute, Inc. (a) ............................................. 7,598 21
The Pennant Group, Inc. (a) ................................................ 3,748 104
Theravance Biopharma, Inc. (a) ............................................. 5,382 102
Third Harmonic Bio, Inc. (a) (c) ............................................. 2,389 — (d)
Tonix Pharmaceuticals Holding Corp. (a) (b) .................................... 1,270 22
TransMedics Group, Inc. (a) ................................................ 3,797 509
Travere Therapeutics, Inc. (a) ............................................... 10,069 313
Treace Medical Concepts, Inc. (a) ............................................ 4,748 11
Trevi Therapeutics, Inc. (a) ................................................ 9,536 100
TruBridge, Inc. (a) ...................................................... 1,597 31
Twist Bioscience Corp. (a) ................................................. 6,690 275
Tyra Biosciences, Inc. (a) .................................................. 4,156 128
U.S. Physical Therapy, Inc. ................................................ 1,702 143
UFP Technologies, Inc. (a) ................................................. 849 213
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 10,295 248
Unicycive Therapeutics, Inc. (a) ............................................. 1,967 12
Universal Health Services, Inc. , Class B ....................................... 6,057 1,219
Upstream Bio, Inc. (a) (b) .................................................. 2,914 91
Utah Medical Products, Inc. ............................................... 319 19
Vanda Pharmaceuticals, Inc. (a) ............................................. 6,158 46
Varex Imaging Corp. (a) .................................................. 4,609 64
Vaxcyte, Inc. (a) ........................................................ 14,615 783
Ventyx Biosciences, Inc. (a) ................................................ 7,286 102
Vera Therapeutics, Inc. , Class A (a) .......................................... 5,584 242
Veracyte, Inc. (a) ........................................................ 8,881 338
Verastem, Inc. (a) ....................................................... 7,310 45
Vericel Corp. (a) ........................................................ 5,732 206
Viatris, Inc. ........................................................... 129,476 1,695
Viking Therapeutics, Inc. (a) (b) ............................................. 12,625 367
Vir Biotechnology, Inc. (a) ................................................. 10,599 79
Viridian Therapeutics, Inc. (a) .............................................. 9,872 326
Vistagen Therapeutics, Inc. (a) .............................................. 1,770 1
Vor BioPharma, Inc. (a) (b) ................................................. 2,135 28
Voyager Therapeutics, Inc. (a) .............................................. 4,931 19
WaVe Life Sciences Ltd. (a) ................................................ 15,656 203
Waystar Holding Corp. (a) ................................................. 15,705 417
X4 Pharmaceuticals, Inc. (a) ............................................... 8,654 32
Xencor, Inc. (a) ......................................................... 7,637 92
Xeris Biopharma Holdings, Inc. (a) .......................................... 17,681 130
XOMA Royalty Corp. (a) (b) ............................................... 1,350 35
Zenas Biopharma, Inc. (a) (b) ............................................... 2,460 45
Zevra Therapeutics, Inc. (a) ................................................ 6,280 57
Zymeworks, Inc. (a) ..................................................... 8,348 188
105,329
Industrials (19.8%):
3D Systems Corp. (a) .................................................... 13,535 30
A.O. Smith Corp. ....................................................... 12,833 943
AAON, Inc. (b) ......................................................... 7,767 707
AAR Corp. (a) ......................................................... 4,453 472
ABM Industries, Inc. .................................................... 6,931 319
ACCO Brands Corp. .................................................... 9,590 38
Acuity, Inc. ........................................................... 3,511 1,086
ACV Auctions, Inc. , Class A (a) ............................................. 18,689 146

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Advanced Drainage Systems, Inc. ........................................... 8,220 $ 1,250
AECOM ............................................................. 15,110 1,457
AeroVironment, Inc. (a) ................................................... 4,315 1,201
AerSale Corp. (a) ....................................................... 3,468 26
AGCO Corp. .......................................................... 7,123 808
Air Lease Corp. , Class A .................................................. 11,989 775
AIRO Group Holdings, Inc. (a) (b) ........................................... 2,167 22
Alamo Group, Inc. ...................................................... 1,330 260
Alaska Air Group, Inc. (a) ................................................. 13,279 675
Albany International Corp. , Class A .......................................... 3,249 180
Alight, Inc. , Class A ..................................................... 53,047 81
Allegiant Travel Co. (a) ................................................... 1,636 145
Allegion PLC ......................................................... 9,870 1,632
Alliance Laundry Holdings, Inc. (a) .......................................... 5,194 115
Allient, Inc. (b) ......................................................... 1,631 100
Allison Transmission Holdings, Inc. ......................................... 9,519 1,035
Alta Equipment Group, Inc. ............................................... 1,994 13
Amentum Holdings, Inc. (a) ................................................ 22,647 810
Ameresco, Inc. , Class A (a) ................................................ 3,629 114
American Airlines Group, Inc. (a) ............................................ 74,830 995
American Superconductor Corp. (a) .......................................... 4,965 149
American Woodmark Corp. (a) .............................................. 1,604 95
Amprius Technologies, Inc. (a) .............................................. 12,684 158
API Group Corp. (a) ..................................................... 42,912 1,784
Apogee Enterprises, Inc. .................................................. 2,385 89
Applied Industrial Technologies, Inc. ......................................... 4,306 1,121
ArcBest Corp. ......................................................... 2,528 228
Archer Aviation, Inc. , Class A (a) (b) .......................................... 71,017 511
Arcosa, Inc. ........................................................... 5,542 634
Argan, Inc. ........................................................... 1,529 531
Armstrong World Industries, Inc. ............................................ 4,905 901
Array Technologies, Inc. (a) ................................................ 17,178 195
Astec Industries, Inc. .................................................... 2,567 125
Astronics Corp. (a) ...................................................... 3,538 268
Asure Software, Inc. (a) ................................................... 2,628 25
ATI, Inc. (a) ........................................................... 15,497 1,864
Atkore, Inc. ........................................................... 3,793 263
Atmus Filtration Technologies, Inc. .......................................... 9,312 540
Avis Budget Group, Inc. (a) (b) .............................................. 3,968 456
AZZ, Inc. ............................................................ 3,396 422
Babcock & Wilcox Enterprises, Inc. (a) ........................................ 11,925 115
Barrett Business Services, Inc. ............................................. 2,814 107
BlackSky Technology, Inc. , Class A (a) (b) ...................................... 3,359 74
Blink Charging Co. (a) (b) ................................................. 11,063 8
Blue Bird Corp. (a) ...................................................... 3,566 179
BlueLinx Holdings, Inc. (a) ................................................ 856 60
Boise Cascade Co. ...................................................... 4,190 339
Booz Allen Hamilton Holding Corp. , Class A ................................... 13,797 1,220
Bowman Consulting Group Ltd. (a) .......................................... 1,578 55
Brady Corp. , Class A .................................................... 4,875 422
BrightView Holdings, Inc. (a) .............................................. 8,042 107
Builders FirstSource, Inc. (a) ............................................... 12,367 1,415
BWX Technologies, Inc. .................................................. 10,486 2,154
Byrna Technologies, Inc. (a) (b) ............................................. 1,942 27
CACI International, Inc. , Class A (a) ......................................... 2,511 1,558
Cadre Holdings, Inc. ..................................................... 3,209 128
Carlisle Cos., Inc. ....................................................... 4,752 1,620
Carpenter Technology Corp. ............................................... 5,456 1,734
Casella Waste Systems, Inc. , Class A (a) (b) ..................................... 7,147 721
CBIZ, Inc. (a) (b) ........................................................ 5,615 221
CEA Industries, Inc. (a) ................................................... 4,477 22
CECO Environmental Corp. (a) ............................................. 3,471 234
Centuri Holdings, Inc. (a) ................................................. 9,693 268

Victory Portfolios III
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Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
ChargePoint Holdings, Inc. (a) (b) ............................................ 2,216 $ 13
Chart Industries, Inc. (a) .................................................. 5,137 1,065
Civeo Corp. ........................................................... 1,187 30
Clean Harbors, Inc. (a) ................................................... 5,816 1,512
Columbus McKinnon Corp. ............................................... 3,149 66
Concentrix Corp. (b) ..................................................... 4,985 186
Concrete Pumping Holdings, Inc. (a) ......................................... 2,248 13
Conduent, Inc. (a) ....................................................... 14,956 21
Construction Partners, Inc. , Class A (a) ........................................ 5,405 594
Core & Main, Inc. , Class A (a) .............................................. 21,691 1,157
CoreCivic, Inc. (a) ...................................................... 11,640 216
Covenant Logistics Group, Inc. , Class A ....................................... 1,618 40
CRA International, Inc. ................................................... 719 136
Crane Co. ............................................................ 6,568 1,200
CSG Systems International, Inc. ............................................ 3,121 249
CSW Industrials, Inc. .................................................... 1,895 512
Custom Truck One Source, Inc. (a) ........................................... 6,664 42
Dayforce, Inc. (a) ....................................................... 17,755 1,230
Deluxe Corp. .......................................................... 5,017 132
Distribution Solutions Group, Inc. (a) ......................................... 969 28
DNOW, Inc. (a) ........................................................ 21,008 319
Donaldson Co., Inc. ..................................................... 13,198 1,345
Douglas Dynamics, Inc. .................................................. 2,533 95
Ducommun, Inc. (a) ..................................................... 1,587 180
DXP Enterprises, Inc. (a) .................................................. 1,468 191
Dycom Industries, Inc. (a) ................................................. 3,290 1,199
Energy Recovery, Inc. (a) ................................................. 5,777 84
Energy Vault Holdings, Inc. (a) ............................................. 11,367 53
Enerpac Tool Group Corp. , Class A .......................................... 5,976 241
EnerSys .............................................................. 4,168 751
Ennis, Inc. ............................................................ 2,760 54
Enovix Corp. (a) (b) ...................................................... 21,491 142
Enpro, Inc. ........................................................... 2,404 574
Enviri Corp. (a) ......................................................... 8,706 165
Eos Energy Enterprises, Inc. (a) ............................................. 36,267 531
Esab Corp. ............................................................ 6,540 792
ESCO Technologies, Inc. ................................................. 2,962 676
Espey Mfg. & Electronics Corp. ............................................ 222 12
Eve Holding, Inc. (a) ..................................................... 10,835 43
Everus Construction Group, Inc. (a) .......................................... 5,846 517
EVI Industries, Inc. ..................................................... 840 22
ExlService Holdings, Inc. (a) ............................................... 17,557 687
Exponent, Inc. ......................................................... 5,674 408
Federal Signal Corp. ..................................................... 6,831 738
Firefly Aerospace, Inc. (a) (b) ............................................... 9,453 238
First Advantage Corp. (a) .................................................. 9,009 122
Flowserve Corp. ........................................................ 14,564 1,138
Fluence Energy, Inc. , Class A (a) (b) .......................................... 10,291 317
Fluor Corp. (a) ......................................................... 18,267 844
Forrester Research, Inc. (a) ................................................ 1,123 9
Fortune Brands Innovations, Inc. ............................................ 13,755 744
Forward Air Corp. (a) .................................................... 2,420 67
Franklin Covey Co. (a) ................................................... 1,075 22
Franklin Electric Co., Inc. ................................................. 4,383 437
FreightCar America, Inc. (a) ................................................ 1,527 18
Frontier Group Holdings, Inc. (a) ............................................ 9,528 44
FTAI Infrastructure, Inc. (b) ................................................ 12,119 71
FTC Solar, Inc. (a) ...................................................... 1,082 11
FTI Consulting, Inc. (a) ................................................... 3,472 606
FuelCell Energy, Inc. (a) .................................................. 5,293 43
Gates Industrial Corp. PLC (a) .............................................. 29,198 672
GATX Corp. .......................................................... 4,061 739
Genco Shipping & Trading Ltd. ............................................. 3,559 74

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(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Gencor Industries, Inc. (a) ................................................. 1,070 $ 15
Generac Holdings, Inc. (a) ................................................. 6,645 1,117
Genpact Ltd. .......................................................... 18,174 801
Gibraltar Industries, Inc. (a) ................................................ 3,346 172
Global Industrial Co. .................................................... 890 27
GrafTech International Ltd. (a) .............................................. 1,799 27
Graham Corp. (a) ....................................................... 1,171 82
Granite Construction, Inc. (b) ............................................... 4,972 600
Great Lakes Dredge & Dock Corp. (a) ........................................ 7,500 112
Griffon Corp. .......................................................... 4,380 357
GXO Logistics, Inc. (a) ................................................... 12,903 730
Hayward Holdings, Inc. (a) ................................................ 24,226 391
Healthcare Services Group, Inc. (a) ........................................... 7,958 150
Heartland Express, Inc. ................................................... 4,755 48
Helios Technologies, Inc. ................................................. 3,764 244
Herc Holdings, Inc. ..................................................... 3,747 537
Hertz Global Holdings, Inc. (a) (b) ........................................... 34,142 167
Hexcel Corp. .......................................................... 9,089 753
Hillenbrand, Inc. ....................................................... 8,000 255
Hillman Solutions Corp. (a) ................................................ 22,206 208
HireQuest, Inc. ........................................................ 199 2
HNI Corp. ............................................................ 7,988 382
Hub Group, Inc. , Class A ................................................. 6,788 323
Hudson Technologies, Inc. (a) .............................................. 4,191 30
Huntington Ingalls Industries, Inc. ........................................... 4,472 1,881
Huron Consulting Group, Inc. (a) ............................................ 1,938 328
Hyliion Holdings Corp. (a) (b) .............................................. 13,052 27
Hyster-Yale, Inc. ....................................................... 1,055 35
IBEX Holdings Ltd. (a) ................................................... 1,264 47
ICF International, Inc. ................................................... 2,079 194
IDEX Corp. ........................................................... 8,589 1,705
IES Holdings, Inc. (a) .................................................... 2,228 847
Innodata, Inc. (a) (b) ..................................................... 3,467 192
Innovative Solutions and Support, Inc. (a) ...................................... 1,690 31
Insperity, Inc. .......................................................... 4,086 175
Insteel Industries, Inc. .................................................... 2,084 69
Interface, Inc. , Class A ................................................... 6,518 205
Intuitive Machines, Inc. , Class A (a) (b) ........................................ 12,336 234
ITT, Inc. ............................................................. 8,926 1,627
Janus International Group, Inc. (a) ........................................... 15,055 103
JBT Marel Corp. ....................................................... 5,890 927
JELD-WEN Holding, Inc. (a) ............................................... 9,063 25
JetBlue Airways Corp. (a) ................................................. 33,614 164
JFB Construction Holdings (a) .............................................. 304 8
Joby Aviation, Inc. (a) .................................................... 62,755 663
Kadant, Inc. ........................................................... 1,339 430
Karat Packaging, Inc. .................................................... 942 23
Karman Holdings, Inc. (a) ................................................. 9,821 1,019
KBR, Inc. ............................................................ 14,398 616
Kelly Services, Inc. , Class A ............................................... 3,344 36
Kennametal, Inc. ....................................................... 8,499 292
Kforce, Inc. ........................................................... 1,917 68
Kirby Corp. (a) ......................................................... 6,193 729
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 18,102 997
Korn Ferry ........................................................... 5,917 411
Kratos Defense & Security Solutions, Inc. (a) ................................... 19,058 1,963
KULR Technology Group, Inc. (a) (b) ......................................... 4,582 16
L.B. Foster Co. , Class A (a) ................................................ 1,043 31
Landstar System, Inc. .................................................... 3,918 585
Legalzoom.com, Inc. (a) .................................................. 13,559 121
Legence Corp. , Class A (a) ................................................ 3,129 147
Leonardo DRS, Inc. ..................................................... 8,669 356
Limbach Holdings, Inc. (a) (b) .............................................. 1,192 103

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(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Lincoln Electric Holdings, Inc. ............................................. 6,206 $ 1,647
Lindsay Corp. ......................................................... 1,198 150
Liquidity Services, Inc. (a) ................................................. 2,620 84
Loar Holdings, Inc. (a) ................................................... 8,691 596
LSI Industries, Inc. ...................................................... 3,056 68
Lyft, Inc. , Class A (a) .................................................... 43,776 739
ManpowerGroup, Inc. ................................................... 5,204 189
Marten Transport Ltd. .................................................... 6,520 80
Masco Corp. .......................................................... 23,841 1,576
MasTec, Inc. (a) ........................................................ 6,928 1,666
Masterbrand, Inc. (a) ..................................................... 14,334 174
Matrix Service Co. (a) .................................................... 2,901 42
Matson, Inc. .......................................................... 3,502 561
Maximus, Inc. ......................................................... 6,172 583
Mayville Engineering Co., Inc. (a) ........................................... 1,585 31
McGrath RentCorp ...................................................... 2,790 312
Mercury Systems, Inc. (a) ................................................. 6,798 638
Microvast Holdings, Inc. (a) (b) ............................................. 22,691 59
Miller Industries, Inc. .................................................... 1,219 50
MillerKnoll, Inc. ....................................................... 7,774 156
Mistras Group, Inc. (a) ................................................... 2,061 29
Modine Manufacturing Co. (a) .............................................. 5,960 1,101
Montrose Environmental Group, Inc. (a) ....................................... 3,701 82
Moog, Inc. , Class A ..................................................... 3,306 1,009
MSA Safety, Inc. ....................................................... 4,229 749
MSC Industrial Direct Co., Inc. , Class A ...................................... 5,223 441
Mueller Industries, Inc. ................................................... 12,498 1,701
Mueller Water Products, Inc. , Class A ........................................ 17,696 479
MYR Group, Inc. (a) ..................................................... 1,751 438
NANO Nuclear Energy, Inc. (a) (b) ........................................... 4,521 133
National Presto Industries, Inc. ............................................. 598 76
NeoVolta, Inc. (a) (b) ..................................................... 3,024 13
Net Power, Inc. (a) ...................................................... 8,731 21
Nextpower, Inc. , Class A (a) ................................................ 16,821 1,970
Nordson Corp. ......................................................... 5,868 1,611
NPK International, Inc. (a) ................................................. 9,104 126
NuScale Power Corp. (a) .................................................. 20,637 361
NWPX Infrastructure, Inc. (a) .............................................. 1,052 71
Odyssey Marine Exploration, Inc. , Class B (a) ................................... 4,773 9
Omega Flex, Inc. ....................................................... 360 12
OPENLANE, Inc. (a) .................................................... 12,093 363
Orion Group Holdings, Inc. (a) .............................................. 4,197 51
Oshkosh Corp. ......................................................... 7,232 1,040
Owens Corning ........................................................ 9,364 1,122
Palladyne AI Corp. (a) (b) .................................................. 3,142 20
PAMT Corp. (a) ........................................................ 427 5
Pangaea Logistics Solutions Ltd. ............................................ 3,241 27
Park Aerospace Corp. .................................................... 1,932 47
Park-Ohio Holdings Corp. ................................................ 1,047 24
Parsons Corp. (a) ....................................................... 12,106 848
Paycom Software, Inc. ................................................... 5,728 772
Paylocity Holding Corp. (a) ................................................ 5,003 675
Perma-Fix Environmental Services, Inc. (a) (b) ................................... 1,874 29
Perma-Pipe International Holdings, Inc. (a) ..................................... 786 23
Pitney Bowes, Inc. ...................................................... 18,204 190
Planet Labs PBC (a) ..................................................... 26,980 674
Plug Power, Inc. (a) (b) .................................................... 152,552 323
Powell Industries, Inc. ................................................... 1,079 479
Power Solutions International, Inc. (a) (b) ...................................... 964 69
Preformed Line Products Co. .............................................. 385 97
Primoris Services Corp. .................................................. 6,167 914
Proficient Auto Logistics, Inc. (a) ............................................ 2,645 27
Proto Labs, Inc. (a) ...................................................... 2,664 140

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Quad/Graphics, Inc. ..................................................... 2,704 $ 17
Quanex Building Products Corp. ............................................ 5,155 97
QXO, Inc. (a) (b) ........................................................ 72,048 1,598
Radiant Logistics, Inc. (a) ................................................. 3,888 26
RBC Bearings, Inc. (a) ................................................... 3,580 1,789
RCM Technologies, Inc. (a) ................................................ 486 10
Redwire Corp. (a) (b) ..................................................... 6,539 77
Regal Rexnord Corp. .................................................... 7,600 1,227
Resideo Technologies, Inc. (a) .............................................. 15,135 519
Resolute Holdings Management, Inc. (a) ....................................... 476 97
Resources Connection, Inc. ................................................ 3,393 15
REV Group, Inc. ....................................................... 5,520 353
Richtech Robotics, Inc. , Class B (a) (b) ........................................ 17,362 62
Robert Half, Inc. ....................................................... 11,232 389
Rush Enterprises, Inc. , Class A ............................................. 7,849 504
RXO, Inc. (a) .......................................................... 18,442 269
Ryder System, Inc. ...................................................... 4,494 860
Safe Bulkers, Inc. ....................................................... 5,573 32
Saia, Inc. (a) ........................................................... 3,058 1,024
Satellogic, Inc. , Class A (a) (b) .............................................. 9,413 43
Schneider National, Inc. , Class B ............................................ 5,894 158
Science Applications International Corp. ...................................... 5,148 524
Sensata Technologies Holding PLC .......................................... 16,611 575
SES AI Corp. (a) (b) ...................................................... 24,988 51
Shoals Technologies Group, Inc. , Class A (a) .................................... 18,805 178
Simpson Manufacturing Co., Inc. ........................................... 4,753 840
SiteOne Landscape Supply, Inc. (a) ........................................... 5,045 724
Sky Harbour Group Corp. , Class A (a) (b) ...................................... 2,295 21
SkyWest, Inc. (a) ........................................................ 4,510 435
SKYX Platforms Corp. (a) (b) ............................................... 7,357 18
Spire Global, Inc. (a) ..................................................... 2,995 34
SPX Technologies, Inc. (a) ................................................. 5,557 1,158
StandardAero, Inc. (a) (b) .................................................. 20,643 638
Standex International Corp. ................................................ 1,364 327
Stanley Black & Decker, Inc. .............................................. 17,790 1,399
Stem, Inc. (a) .......................................................... 822 13
Sterling Infrastructure, Inc. (a) .............................................. 3,432 1,228
Stratasys Ltd. (a) ........................................................ 7,036 75
Sun Country Airlines Holdings, Inc. (a) ........................................ 5,134 90
Sunrun, Inc. (a) ......................................................... 25,738 489
Surf Air Mobility, Inc. (a) (b) ............................................... 5,016 10
Symbotic, Inc. , Class A (a) ................................................. 6,001 326
T1 Energy, Inc. (a) (b) .................................................... 18,692 156
TaskUS, Inc. , Class A (a) .................................................. 1,833 20
Taylor Devices, Inc. (a) ................................................... 334 24
Tecogen, Inc. (a) ........................................................ 1,796 7
Tennant Co. ........................................................... 2,040 155
Terex Corp. ........................................................... 7,355 419
Tetra Tech, Inc. ........................................................ 29,873 1,125
The Brink's Co. ........................................................ 4,732 601
The Eastern Co. ........................................................ 563 11
The GEO Group, Inc. (a) .................................................. 15,159 242
The Gorman-Rupp Co. ................................................... 2,357 128
The Greenbrier Cos., Inc. ................................................. 3,412 172
The Manitowoc Co., Inc. (a) ............................................... 3,786 49
The Middleby Corp. (a) ................................................... 5,710 840
The Timken Co. ........................................................ 7,297 680
The Toro Co. .......................................................... 11,212 1,026
Thermon Group Holdings, Inc. (a) ........................................... 3,645 165
Titan International, Inc. (a) ................................................. 5,384 51
Titan Machinery, Inc. (a) .................................................. 2,309 38
Transcat, Inc. (a) ........................................................ 1,030 62
Trex Co., Inc. (a) ........................................................ 12,248 507

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
TriNet Group, Inc. ...................................................... 5,402 $ 331
Trinity Industries, Inc. ................................................... 9,070 261
TrueBlue, Inc. (a) ....................................................... 3,012 16
TTEC Holdings, Inc. (a) .................................................. 1,863 6
Tutor Perini Corp. ...................................................... 5,163 407
Twin Disc, Inc. ........................................................ 1,366 23
UFP Industries, Inc. ..................................................... 6,562 678
U-Haul Holding Co. ..................................................... 12,464 640
UL Solutions, Inc. , Class A ................................................ 7,134 501
UniFirst Corp. ......................................................... 1,646 354
Universal Logistics Holdings, Inc. ........................................... 686 11
Upwork, Inc. (a) ........................................................ 13,920 279
V2X, Inc. (a) .......................................................... 2,850 196
Valmont Industries, Inc. .................................................. 2,234 995
Velo3D, Inc. (a) (b) ...................................................... 886 12
Verra Mobility Corp. , Class A (a) ............................................ 18,185 351
Vestis Corp. (b) ......................................................... 14,703 96
Vicor Corp. (a) ......................................................... 2,595 409
Virco Mfg. Corp. ....................................................... 1,258 9
Virgin Galactic Holdings, Inc. (a) (b) .......................................... 6,761 19
Voyager Technologies, Inc. , Class A (a) (b) ..................................... 5,859 179
VSE Corp. ............................................................ 2,480 542
Wabash National Corp. ................................................... 4,312 44
Watts Water Technologies, Inc. , Class A ....................................... 3,108 930
Werner Enterprises, Inc. .................................................. 6,725 230
WESCO International, Inc. ................................................ 5,480 1,586
Westwater Resources, Inc. (a) .............................................. 11,401 11
Wheels Up Experience, Inc. (a) (b) ........................................... 50,548 32
Willdan Group, Inc. (a) ................................................... 1,635 206
Willis Lease Finance Corp. ................................................ 269 49
WillScot Holdings Corp. .................................................. 20,309 407
Worthington Enterprises, Inc. .............................................. 3,553 197
Xometry, Inc. , Class A (a) (b) ............................................... 4,950 283
Zurn Elkay Water Solutions Corp. ........................................... 17,041 786
151,684
Information Technology (12.0%):
8x8, Inc. (a) ........................................................... 14,544 24
908 Devices, Inc. (a) ..................................................... 2,833 18
A10 Networks, Inc. ..................................................... 7,902 138
ACI Worldwide, Inc. (a) .................................................. 11,658 506
ACM Research, Inc. , Class A (a) ............................................ 6,225 362
Adeia, Inc. ............................................................ 11,707 212
ADTRAN Holdings, Inc. (a) ............................................... 7,853 72
Advanced Energy Industries, Inc. ........................................... 4,305 1,099
Aehr Test Systems (a) (b) .................................................. 3,156 81
Aeluma, Inc. (a) (b) ...................................................... 1,386 22
Aeva Technologies, Inc. (a) (b) .............................................. 4,393 56
AEye, Inc. (a) .......................................................... 4,377 7
Agilysys, Inc. (a) ....................................................... 2,945 255
Akamai Technologies, Inc. (a) .............................................. 16,216 1,575
Alarm.com Holdings, Inc. (a) ............................................... 5,404 264
Alkami Technology, Inc. (a) (b) .............................................. 7,606 161
Allegro MicroSystems, Inc. (a) .............................................. 14,168 523
Alpha & Omega Semiconductor Ltd. (a) ....................................... 2,762 61
Ambarella, Inc. (a) ...................................................... 4,664 299
Ambiq Micro, Inc. (a) (b) .................................................. 1,665 51
Amdocs Ltd. .......................................................... 12,576 1,030
American Bitcoin Corp. , Class A (a) .......................................... 12,656 19
Amplitude, Inc. , Class A (a) ................................................ 8,841 81
Amtech Systems, Inc. (a) .................................................. 1,184 20
Appfolio, Inc. , Class A (a) ................................................. 2,471 469
Appian Corp. , Class A (a) ................................................. 4,365 122
Applied Digital Corp. (a) (b) ................................................ 26,453 896

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Applied Optoelectronics, Inc. (a) ............................................ 7,391 $ 322
Arlo Technologies, Inc. (a) ................................................. 11,701 148
Arrow Electronics, Inc. (a) ................................................. 5,887 780
Arteris, Inc. (a) ......................................................... 3,417 51
Asana, Inc. , Class A (a) ................................................... 9,964 102
ASGN, Inc. (a) ......................................................... 4,673 243
AudioEye, Inc. (a) ....................................................... 746 7
Aurora Innovation, Inc. , Class A (a) (b) ........................................ 134,543 565
AvePoint, Inc. (a) ....................................................... 15,597 181
Aviat Networks, Inc. (a) ................................................... 1,247 27
Avnet, Inc. ............................................................ 9,252 577
Axcelis Technologies, Inc. (a) .............................................. 3,510 309
AXT, Inc. (a) .......................................................... 4,894 91
Backblaze, Inc. , Class A (a) ................................................ 6,000 27
Badger Meter, Inc. ...................................................... 3,373 494
Bel Fuse, Inc. , Class B ................................................... 1,345 271
Belden, Inc. ........................................................... 4,453 523
Benchmark Electronics, Inc. ............................................... 3,969 207
Bentley Systems, Inc. , Class B ............................................. 13,793 484
BigBear.ai Holdings, Inc. (a) (b) ............................................. 49,559 250
BILL Holdings, Inc. (a) ................................................... 10,196 440
Bit Digital, Inc. (a) (b) .................................................... 36,169 73
Bitdeer Technologies Group , Class A (a) (b) ..................................... 13,809 180
BitMine Immersion Technologies, Inc. ........................................ 47,222 1,185
BK Technologies Corp. (a) ................................................. 311 24
Blackbaud, Inc. (a) ...................................................... 4,256 229
BlackLine, Inc. (a) ...................................................... 5,532 257
Blend Labs, Inc. , Class A (a) ............................................... 21,593 51
Box, Inc. , Class A (a) .................................................... 15,853 402
Braze, Inc. , Class A (a) ................................................... 9,313 194
BTCS, Inc. (a) ......................................................... 4,077 9
C3.ai, Inc. , Class A (a) (b) ................................................. 14,735 162
Calix, Inc. (a) .......................................................... 6,915 309
CCC Intelligent Solutions Holdings, Inc. (a) .................................... 69,361 526
Cellebrite DI Ltd. (a) ..................................................... 13,088 193
Cerence, Inc. (a) ........................................................ 4,625 52
CEVA, Inc. (a) ......................................................... 2,928 62
Cipher Mining, Inc. (a) (b) ................................................. 37,052 591
Circle Internet Group, Inc. , Class A (a) ........................................ 15,600 997
Cirrus Logic, Inc. (a) ..................................................... 5,837 761
Cleanspark, Inc. (a) (b) .................................................... 28,263 335
Clear Secure, Inc. , Class A ................................................ 10,208 333
Clearfield, Inc. (a) ....................................................... 1,263 38
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 31,823 767
Climb Global Solutions, Inc. ............................................... 435 52
Cognex Corp. ......................................................... 19,240 745
Cohu, Inc. (a) .......................................................... 5,186 148
Commerce.com, Inc. (a) .................................................. 7,203 22
Commvault Systems, Inc. (a) ............................................... 5,000 429
Confluent, Inc. , Class A (a) ................................................ 34,275 1,047
Consensus Cloud Solutions, Inc. (a) .......................................... 2,052 44
Core Scientific, Inc. (a) (b) ................................................. 33,821 608
Corsair Gaming, Inc. (a) .................................................. 5,072 26
CPI Card Group, Inc. (a) .................................................. 557 7
Crane NXT Co. ........................................................ 5,684 287
Crexendo, Inc. (a) ....................................................... 1,764 12
CS Disco, Inc. (a) ....................................................... 2,736 17
CSP, Inc. ............................................................. 664 8
CTS Corp. ............................................................ 3,246 167
Daily Journal Corp. (a) (b) ................................................. 140 82
Daktronics, Inc. (a) ...................................................... 4,909 114
Datavault AI, Inc. (a) (b) ................................................... 25,322 17
Diebold Nixdorf, Inc. (a) .................................................. 4,037 279

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Digi International, Inc. (a) ................................................. 4,123 $ 178
Digimarc Corp. (a) ...................................................... 1,666 10
Digital Turbine, Inc. (a) ................................................... 11,007 57
DigitalOcean Holdings, Inc. (a) ............................................. 7,709 426
Diodes, Inc. (a) ......................................................... 5,163 306
Dolby Laboratories, Inc. , Class A ........................................... 6,907 443
Domo, Inc. , Class B (a) ................................................... 3,774 22
Dropbox, Inc. , Class A (a) ................................................. 18,706 477
Duos Technologies Group, Inc. (a) ........................................... 1,886 18
D-Wave Quantum, Inc. (a) (b) ............................................... 38,834 824
DXC Technology Co. (a) .................................................. 19,512 282
Eastman Kodak Co. (a) ................................................... 7,536 55
eGain Corp. (a) ......................................................... 1,864 19
Elastic NV (a) .......................................................... 10,557 696
Enphase Energy, Inc. (a) .................................................. 14,481 536
Entegris, Inc. .......................................................... 17,317 2,045
EPAM Systems, Inc. (a) ................................................... 6,116 1,276
ePlus, Inc. ............................................................ 2,965 254
Everspin Technologies, Inc. (a) (b) ........................................... 1,995 26
Evolv Technologies Holdings, Inc. (a) ......................................... 18,303 113
Exodus Movement, Inc. , Class A (a) .......................................... 353 5
Expensify, Inc. , Class A (a) ................................................ 6,045 9
Extreme Networks, Inc. (a) ................................................ 14,830 216
Fabrinet (a) ............................................................ 4,107 2,010
Fastly, Inc. , Class A (a) ................................................... 15,618 144
Figma, Inc. , Class A (a) ................................................... 19,670 510
Five9, Inc. (a) .......................................................... 8,702 154
FormFactor, Inc. (a) ..................................................... 8,834 623
Forward Industries, Inc. (a) (b) .............................................. 6,905 45
Frequency Electronics, Inc. (a) .............................................. 964 51
Freshworks, Inc. , Class A (a) ............................................... 22,468 242
Gitlab, Inc. , Class A (a) ................................................... 16,202 567
Globant SA (a) ......................................................... 4,930 330
GPGI, Inc. , Class A (a) ................................................... 7,705 182
Grid Dynamics Holdings, Inc. (a) ............................................ 7,428 61
GSI Technology, Inc. (a) (b) ................................................ 3,107 22
Harmonic, Inc. (a) ....................................................... 12,590 122
Hut 8 Corp. (a) ......................................................... 11,205 626
I3 Verticals, Inc. , Class A (a) ............................................... 2,561 57
Ichor Holdings Ltd. (a) ................................................... 3,792 115
Immersion Corp. (b) ..................................................... 2,893 19
Impinj, Inc. (a) ......................................................... 3,362 464
indie Semiconductor, Inc. , Class A (a) (b) ...................................... 22,458 92
Information Services Group, Inc. ............................................ 3,649 20
Innoviz Technologies Ltd. (a) (b) ............................................. 22,176 21
Inseego Corp. (a) ....................................................... 1,556 17
Insight Enterprises, Inc. (a) ................................................ 3,502 294
Intapp, Inc. (a) ......................................................... 8,471 288
Intellicheck, Inc. (a) ..................................................... 1,956 11
InterDigital, Inc. ....................................................... 2,903 948
IPG Photonics Corp. (a) ................................................... 2,814 260
Itron, Inc. (a) .......................................................... 4,938 489
Jamf Holding Corp. (a) ................................................... 8,522 111
Kaltura, Inc. (a) ........................................................ 8,717 14
Kimball Electronics, Inc. (a) ............................................... 2,705 82
Klaviyo, Inc. , Class A (a) .................................................. 11,994 266
Knowles Corp. (a) ....................................................... 9,500 230
Kopin Corp. (a) (b) ...................................................... 19,049 49
Kulicke & Soffa Industries, Inc. ............................................. 5,792 332
KVH Industries, Inc. (a) .................................................. 1,124 8
Kyndryl Holdings, Inc. (a) ................................................. 25,773 593
Lantronix, Inc. (a) ....................................................... 3,202 21
Lattice Semiconductor Corp. (a) ............................................. 15,501 1,248

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Life360, Inc. (a) (b) ...................................................... 8,293 $ 475
LightPath Technologies, Inc. , Class A (a) ...................................... 4,779 50
Lightwave Logic, Inc. (a) (b) ............................................... 14,885 49
Littelfuse, Inc. ......................................................... 2,829 916
LiveRamp Holdings, Inc. (a) ............................................... 7,029 171
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,626 1,671
Manhattan Associates, Inc. (a) .............................................. 6,843 1,033
MARA Holdings, Inc. (a) (b) ............................................... 42,756 406
MaxLinear, Inc. , Class A (a) ................................................ 9,313 162
Methode Electronics, Inc. ................................................. 3,684 29
MicroVision, Inc. (a) (b) ................................................... 33,266 27
Mirion Technologies, Inc. , Class A (a) ........................................ 27,454 682
Mitek Systems, Inc. (a) ................................................... 4,884 49
MKS, Inc. ............................................................ 7,686 1,809
M-Tron Industries, Inc. (a) ................................................. 285 19
N-able, Inc. (a) ......................................................... 7,464 45
Napco Security Technologies, Inc. ........................................... 3,895 144
Navitas Semiconductor Corp. , Class A (a) (b) .................................... 21,513 185
nCino, Inc. (a) ......................................................... 12,597 269
NCR Voyix Corp. (a) ..................................................... 15,715 156
NETGEAR, Inc. (a) ..................................................... 3,027 63
NetScout Systems, Inc. (a) ................................................. 7,960 221
Netskope, Inc. , Class A (a) (b) ............................................... 5,288 79
NextNav, Inc. (a) ........................................................ 10,325 148
nLight, Inc. (a) ......................................................... 5,380 245
Novanta, Inc. (a) ........................................................ 4,080 549
Nutanix, Inc. , Class A (a) .................................................. 30,356 1,194
NVE Corp. ........................................................... 529 36
ON24, Inc. (a) ......................................................... 3,904 31
Ondas, Inc. (a) (b) ....................................................... 41,566 431
One Stop Systems, Inc. (a) ................................................. 2,243 22
OneSpan, Inc. ......................................................... 4,180 49
Onestream, Inc. , Class A (a) ................................................ 9,735 230
Onto Innovation, Inc. (a) .................................................. 5,601 1,132
Ooma, Inc. (a) ......................................................... 2,671 31
OSI Systems, Inc. (a) (b) .................................................. 1,834 459
Ouster, Inc. (a) ......................................................... 6,323 132
PagerDuty, Inc. (a) ...................................................... 9,671 103
PAR Technology Corp. (a) ................................................. 4,559 120
PC Connection, Inc. ..................................................... 1,032 61
PDF Solutions, Inc. (a) ................................................... 3,613 115
Pegasystems, Inc. ....................................................... 10,523 460
Penguin Solutions, Inc. (a) ................................................. 5,792 111
Photronics, Inc. (a) ...................................................... 6,455 223
Plexus Corp. (a) ........................................................ 3,032 604
Porch Group, Inc. (a) ..................................................... 7,939 63
Power Integrations, Inc. .................................................. 6,204 285
Powerfleet, Inc. (a) ...................................................... 14,220 73
Procore Technologies, Inc. (a) .............................................. 14,262 806
Progress Software Corp. (a) ................................................ 4,817 197
Q2 Holdings, Inc. (a) ..................................................... 6,889 422
Qnity Electronics, Inc. ................................................... 24,068 2,315
Qorvo, Inc. (a) ......................................................... 10,548 824
Qualys, Inc. (a) ......................................................... 4,069 537
Quantum Computing, Inc. (a) (b) ............................................. 22,779 211
Rackspace Technology, Inc. (a) ............................................. 9,598 6
Ralliant Corp. ......................................................... 12,922 684
Rambus, Inc. (a) ........................................................ 12,308 1,401
Rapid7, Inc. (a) ......................................................... 7,193 86
Red Cat Holdings, Inc. (a) (b) ............................................... 11,980 162
Red Violet, Inc. (a) ...................................................... 1,283 58
Rekor Systems, Inc. (a) ................................................... 13,146 15
ReposiTrak, Inc. (b) ..................................................... 1,263 13

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Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Ribbon Communications, Inc. (a) ............................................ 16,060 $ 42
Richardson Electronics Ltd. ............................................... 1,246 15
Rigetti Computing, Inc. (a) (b) .............................................. 37,215 676
Rimini Street, Inc. (a) .................................................... 5,166 18
RingCentral, Inc. , Class A (a) ............................................... 8,506 220
Riot Platforms, Inc. (a) ................................................... 37,728 584
Rogers Corp. (a) ........................................................ 2,037 198
Rubrik, Inc. , Class A (a) .................................................. 15,711 879
Samsara, Inc. , Class A (a) ................................................. 39,181 1,099
Sanmina Corp. (a) ....................................................... 6,060 859
ScanSource, Inc. (a) ..................................................... 2,446 105
SEMrush Holdings, Inc. , Class A (a) .......................................... 4,745 56
Semtech Corp. (a) ....................................................... 10,585 844
SentinelOne, Inc. , Class A (a) ............................................... 36,175 506
ServiceTitan, Inc. , Class A (a) (b) ............................................ 5,653 443
Silicon Laboratories, Inc. (a) ............................................... 3,693 526
Silvaco Group, Inc. (a) ................................................... 652 3
SiTime Corp. (a) ........................................................ 2,488 903
SkyWater Technology, Inc. (a) (b) ............................................ 3,431 109
Skyworks Solutions, Inc. ................................................. 17,033 950
SmartRent, Inc. , Class A (a) ................................................ 17,737 29
SolarEdge Technologies, Inc. (a) (b) .......................................... 6,704 208
Soluna Holdings, Inc. (a) (b) ................................................ 8,501 9
SoundHound AI, Inc. , Class A (a) (b) .......................................... 43,552 368
Sprinklr, Inc. , Class A (a) .................................................. 12,701 81
Sprout Social, Inc. , Class A (a) .............................................. 5,785 52
SPS Commerce, Inc. (a) ................................................... 4,280 382
Synaptics, Inc. (a) ....................................................... 4,348 359
TD SYNNEX Corp. ..................................................... 8,735 1,386
Telos Corp. (a) ......................................................... 5,716 31
Tenable Holdings, Inc. (a) ................................................. 13,425 296
Teradata Corp. (a) ....................................................... 10,454 298
Terawulf, Inc. (a) (b) ..................................................... 30,806 412
The Hackett Group, Inc. .................................................. 2,699 49
TON Strategy Co. (a) .................................................... 4,533 12
TSS, Inc. (a) (b) ......................................................... 2,672 27
TTM Technologies, Inc. (a) ................................................ 11,491 1,128
Tucows, Inc. , Class A (a) .................................................. 937 21
Turtle Beach Corp. (a) .................................................... 1,423 17
UiPath, Inc. , Class A (a) (b) ................................................ 47,436 597
Ultra Clean Holdings, Inc. (a) .............................................. 5,043 220
Unisys Corp. (a) ........................................................ 7,180 19
Universal Display Corp. .................................................. 5,048 580
Unusual Machines, Inc. (a) ................................................ 3,829 53
Varonis Systems, Inc. , Class B (a) ........................................... 12,946 386
Veeco Instruments, Inc. (a) ................................................. 6,731 210
Veritone, Inc. (a) ........................................................ 9,040 32
Vertex, Inc. , Class A (a) ................................................... 8,300 154
Via Transportation, Inc. , Class A (a) (b) ........................................ 3,471 81
Viant Technology, Inc. , Class A (a) ........................................... 1,596 19
Viasat, Inc. (a) ......................................................... 14,540 657
Viavi Solutions, Inc. (a) ................................................... 25,207 617
Vishay Intertechnology, Inc. ............................................... 14,019 282
Vishay Precision Group, Inc. (a) ............................................. 1,327 66
Vistance Networks, Inc. (a) ................................................ 24,448 440
VMware, Inc. (a) (c) ..................................................... 7,799 — (d)
Vontier Corp. .......................................................... 16,608 623
Vuzix Corp. (a) (b) ....................................................... 7,326 19
Weave Communications, Inc. (a) ............................................ 7,609 49
Wolfspeed, Inc. (a) (b) .................................................... 677 11
Workiva, Inc. , Class A (a) ................................................. 5,736 442
Wrap Technologies, Inc. (a) (b) .............................................. 3,679 8
Xerox Holdings Corp. (b) ................................................. 13,086 29

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Xperi, Inc. (a) .......................................................... 4,812 $ 27
Yext, Inc. (a) ........................................................... 11,257 81
Zebra Technologies Corp. (a) ............................................... 5,779 1,358
Zeta Global Holdings Corp. , Class A (a) (b) ..................................... 22,708 422
91,430
Materials (5.3%):
AdvanSix, Inc. ......................................................... 2,900 46
Albemarle Corp. ....................................................... 13,462 2,297
Alcoa Corp. ........................................................... 29,691 1,687
Algoma Steel Group, Inc. ................................................. 10,772 45
Alpha Metallurgical Resources, Inc. (a) ........................................ 1,222 256
Alto Ingredients, Inc. (a) .................................................. 7,250 18
American Battery Technology Co. (a) (b) ....................................... 14,189 57
American Infrastructure Corp. (a) (b) (c) ........................................ 242 — (d)
American Vanguard Corp. (a) ............................................... 2,670 14
AptarGroup, Inc. ....................................................... 7,481 935
Ardagh Metal Packaging SA ............................................... 15,568 68
Arq, Inc. (a) ........................................................... 3,510 12
Arras Minerals Corp. (a) .................................................. 4,451 2
Ascent Industries Co. (a) .................................................. 871 14
Ashland, Inc. .......................................................... 5,183 317
ASP Isotopes, Inc. (a) (b) .................................................. 11,050 70
Aspen Aerogels, Inc. (a) .................................................. 7,537 25
Atlas Lithium Corp. (a) (b) ................................................. 1,790 9
Aura Minerals, Inc. ..................................................... 4,036 257
Avery Dennison Corp. ................................................... 8,824 1,637
Avient Corp. .......................................................... 10,429 377
Axalta Coating Systems Ltd. (a) ............................................. 24,457 821
Balchem Corp. ......................................................... 3,709 631
Ball Corp. ............................................................ 30,752 1,749
Cabot Corp. ........................................................... 5,979 432
Celanese Corp. , Class A .................................................. 12,537 557
Century Aluminum Co. (a) ................................................. 6,418 291
CF Industries Holdings, Inc. ............................................... 17,792 1,659
Clearwater Paper Corp. (a) ................................................. 1,701 29
Cleveland-Cliffs, Inc. (a) .................................................. 64,565 888
Coeur Mining, Inc. (a) .................................................... 72,813 1,488
Commercial Metals Co. .................................................. 12,702 976
Compass Minerals International, Inc. (a) ....................................... 3,479 87
Contango ORE, Inc. (a) ................................................... 1,216 34
Core Molding Technologies, Inc. (a) .......................................... 821 16
Critical Metals Corp. (a) (b) ................................................ 6,003 79
Crown Holdings, Inc. .................................................... 13,159 1,377
Dakota Gold Corp. (a) .................................................... 9,635 58
Eagle Materials, Inc. ..................................................... 3,650 744
Eastman Chemical Co. ................................................... 13,038 904
Ecovyst, Inc. (a) ........................................................ 12,818 136
Eightco Holdings, Inc. (a) ................................................. 16,479 24
Element Solutions, Inc. ................................................... 26,029 757
Flotek Industries, Inc. (a) (b) ................................................ 1,528 27
FMC Corp. ........................................................... 14,194 224
Friedman Industries, Inc. ................................................. 695 14
Ginkgo Bioworks Holdings, Inc. (a) .......................................... 4,741 42
Gold Resource Corp. (a) .................................................. 17,210 23
Graphic Packaging Holding Co. ............................................ 33,438 490
Greif, Inc. , Class A ...................................................... 2,909 205
H.B. Fuller Co. ........................................................ 6,188 372
Hawkins, Inc. ......................................................... 2,197 286
Hecla Mining Co. ....................................................... 76,150 1,715
Huntsman Corp. ........................................................ 18,763 203
Hycroft Mining Holding Corp. , Class A (a) (b) ................................... 5,800 217
Idaho Strategic Resources, Inc. (a) ........................................... 1,659 60
Ingevity Corp. (a) ....................................................... 4,064 267

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Innospec, Inc. ......................................................... 2,800 $ 229
Intrepid Potash, Inc. (a) ................................................... 1,206 40
Kaiser Aluminum Corp. .................................................. 1,810 222
Knife River Corp. (a) .................................................... 6,482 435
Koppers Holdings, Inc. ................................................... 2,094 62
Louisiana-Pacific Corp. .................................................. 7,883 660
LSB Industries, Inc. (a) ................................................... 5,477 51
Magnera Corp. (a) ....................................................... 3,972 52
Materion Corp. ........................................................ 2,338 323
Mativ Holdings, Inc. ..................................................... 6,087 73
McEwen, Inc. (a) (b) ..................................................... 5,232 126
Mercer International, Inc. ................................................. 3,887 8
Metallus, Inc. (a) ........................................................ 4,014 80
Minerals Technologies, Inc. ................................................ 3,522 232
MP Materials Corp. (a) (b) ................................................. 16,391 963
Myers Industries, Inc. .................................................... 4,153 86
NewMarket Corp. ...................................................... 905 607
Novusterra, Inc. (a) (c) .................................................... 579 —
O-I Glass, Inc. (a) ....................................................... 17,204 263
Olin Corp. ............................................................ 13,040 271
Olympic Steel, Inc. ...................................................... 1,103 53
Orion SA ............................................................. 6,025 37
Perimeter Solutions, Inc. (a) ................................................ 16,084 421
Perpetua Resources Corp. (a) ............................................... 13,013 346
PureCycle Technologies, Inc. (a) (b) .......................................... 20,078 192
Quaker Chemical Corp. .................................................. 1,552 239
Ramaco Resources, Inc. , Class A (a) .......................................... 5,261 103
Ranpak Holdings Corp. , Class A (a) .......................................... 8,083 41
Rayonier Advanced Materials, Inc. (a) ........................................ 7,164 56
Royal Gold, Inc. ........................................................ 9,688 2,551
Ryerson Holding Corp. ................................................... 3,048 86
Sealed Air Corp. ....................................................... 16,668 698
Sensient Technologies Corp. ............................................... 4,812 455
Silgan Holdings, Inc. .................................................... 9,989 431
Smith-Midland Corp. (a) .................................................. 487 17
Solesence, Inc. (a) ....................................................... 1,141 2
Sonoco Products Co. .................................................... 11,216 538
Stepan Co. ............................................................ 2,459 142
SunCoke Energy, Inc. .................................................... 9,489 75
Sylvamo Corp. ......................................................... 3,726 182
The Chemours Co. ...................................................... 17,062 256
The Mosaic Co. ........................................................ 36,401 1,001
The Scotts Miracle-Gro Co. ............................................... 5,078 326
TMC the metals Co., Inc. (a) (b) ............................................. 21,157 140
Tredegar Corp. (a) ....................................................... 3,248 28
TriMas Corp. .......................................................... 3,591 125
Tronox Holdings PLC ................................................... 13,211 80
U.S. Gold Corp. (a) ...................................................... 1,318 23
United States Antimony Corp. (a) (b) .......................................... 13,762 101
United States Lime & Minerals, Inc. ......................................... 1,227 148
US Goldmining, Inc. (a) .................................................. 192 3
Vista Gold Corp. (a) ..................................................... 13,466 30
Warrior Met Coal, Inc. ................................................... 5,926 529
Westlake Corp. (b) ...................................................... 3,777 300
Worthington Steel, Inc. ................................................... 3,706 149
40,712
Real Estate (7.3%):
Acadia Realty Trust ..................................................... 14,967 300
Agree Realty Corp. ..................................................... 12,998 939
Alexander & Baldwin, Inc. ................................................ 8,210 170
Alexander's, Inc. ....................................................... 238 58
Alexandria Real Estate Equities, Inc. ......................................... 19,646 1,073
Alpine Income Property Trust, Inc. .......................................... 1,387 24

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
American Assets Trust, Inc. ................................................ 5,401 $ 98
American Healthcare REIT, Inc. ............................................ 21,188 994
American Homes 4 Rent , Class A ........................................... 39,303 1,231
Americold Realty Trust, Inc. ............................................... 32,723 406
AMREP Corp. (a) ....................................................... 214 4
Apartment Investment and Management Co. .................................... 15,024 88
Apple Hospitality REIT, Inc. ............................................... 25,221 294
Armada Hoffler Properties, Inc. (b) ........................................... 8,903 62
Belpointe Prep LLC , Class A (a) ............................................ 409 22
Braemar Hotels & Resorts, Inc. ............................................. 5,980 16
Brandywine Realty Trust ................................................. 18,835 53
Brixmor Property Group, Inc. .............................................. 34,979 937
Broadstone Net Lease, Inc. , Class A .......................................... 21,518 398
BRT Apartments Corp. ................................................... 1,079 16
BXP, Inc. ............................................................. 18,171 1,175
Camden Property Trust ................................................... 12,007 1,309
CareTrust REIT, Inc. .................................................... 25,592 956
CBL & Associates Properties, Inc. ........................................... 3,065 110
Centerspace ........................................................... 1,893 122
Chatham Lodging Trust .................................................. 5,229 37
Community Healthcare Trust, Inc. ........................................... 3,001 52
Compass, Inc. , Class A (a) ................................................. 71,130 891
Comstock Holding Cos., Inc. , Class A (a) ...................................... 281 3
COPT Defense Properties ................................................. 12,962 399
Cousins Properties, Inc. .................................................. 19,152 483
CTO Realty Growth, Inc. ................................................. 3,488 62
CubeSmart ........................................................... 26,023 977
Curbline Properties Corp. ................................................. 11,005 267
Cushman & Wakefield Ltd. (a) .............................................. 26,491 436
DiamondRock Hospitality Co. .............................................. 23,069 212
Diversified Healthcare Trust ............................................... 24,811 144
Douglas Elliman, Inc. (a) .................................................. 7,665 21
Douglas Emmett, Inc. .................................................... 18,581 196
Easterly Government Properties, Inc. , Class A .................................. 4,929 115
EastGroup Properties, Inc. ................................................ 6,084 1,105
Elme Communities ...................................................... 9,989 22
Empire State Realty Trust, Inc. , Class A ....................................... 15,819 105
EPR Properties ........................................................ 8,570 465
Equity LifeStyle Properties, Inc. ............................................ 22,069 1,394
Essential Properties Realty Trust, Inc. ........................................ 22,677 688
eXp World Holdings, Inc. (b) ............................................... 10,449 94
Farmland Partners, Inc. ................................................... 4,432 51
Federal Realty Investment Trust ............................................ 9,845 996
Fermi, Inc. (a) (b) ....................................................... 26,288 229
First Industrial Realty Trust, Inc. ............................................ 15,118 877
Five Point Holdings LLC , Class A (a) ......................................... 5,513 29
Forestar Group, Inc. (a) ................................................... 2,101 55
Four Corners Property Trust, Inc. ............................................ 12,025 296
FrontView REIT, Inc. .................................................... 2,099 34
FRP Holdings, Inc. (a) .................................................... 1,634 39
Gaming and Leisure Properties, Inc. ......................................... 31,183 1,395
Getty Realty Corp. ...................................................... 6,178 185
Gladstone Commercial Corp. .............................................. 5,383 63
Gladstone Land Corp. .................................................... 3,856 43
Global Medical REIT, Inc. ................................................ 1,377 48
Global Net Lease, Inc. ................................................... 22,384 212
Healthcare Realty Trust, Inc. , Class A ........................................ 40,066 673
Healthpeak Properties, Inc. ................................................ 79,755 1,375
Highwoods Properties, Inc. ................................................ 12,385 320
Host Hotels & Resorts, Inc. ................................................ 78,100 1,447
Howard Hughes Holdings, Inc. (a) ........................................... 6,765 552
Hudson Pacific Properties, Inc. (a) ........................................... 6,006 52
Independence Realty Trust, Inc. ............................................. 27,270 455

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Industrial Logistics Properties Trust .......................................... 5,838 $ 31
Innovative Industrial Properties, Inc. , Class A ................................... 3,150 152
InvenTrust Properties Corp. ............................................... 8,841 260
JBG SMITH Properties (b) ................................................ 6,707 113
Jones Lang LaSalle, Inc. (a) ................................................ 5,388 1,928
Kennedy-Wilson Holdings, Inc. ............................................. 10,093 99
Kilroy Realty Corp. ..................................................... 13,450 464
Kimco Realty Corp. ..................................................... 76,293 1,608
Kite Realty Group Trust .................................................. 24,649 579
Lamar Advertising Co. , Class A ............................................. 9,916 1,272
Landbridge Co. LLC , Class A (b) ............................................ 2,731 157
Lineage, Inc. .......................................................... 8,074 288
Linkhome Holdings, Inc. (a) ............................................... 595 1
LTC Properties, Inc. ..................................................... 5,338 195
LXP Industrial Trust ..................................................... 6,600 327
Marcus & Millichap, Inc. ................................................. 2,644 72
Maui Land & Pineapple Co., Inc. (a) .......................................... 698 12
Medical Properties Trust, Inc. (b) ............................................ 56,970 286
Millrose Properties, Inc. .................................................. 17,660 526
Modiv Industrial, Inc. , Class C ............................................. 981 15
National Health Investors, Inc. ............................................. 5,226 429
National Storage Affiliates Trust ............................................ 8,159 260
NET Lease Office Properties ............................................... 1,624 32
NETSTREIT Corp. (b) ................................................... 9,427 178
Newmark Group, Inc. , Class A ............................................. 17,883 319
NexPoint Diversified Real Estate Trust (b) ..................................... 4,377 21
NexPoint Residential Trust, Inc. ............................................ 2,369 72
NNN REIT, Inc. ........................................................ 21,667 903
Omega Healthcare Investors, Inc. ........................................... 33,952 1,490
One Liberty Properties, Inc. ............................................... 1,718 37
Opendoor Technologies, Inc. (a) ............................................. 94,363 486
Orion Properties, Inc. .................................................... 5,342 12
Outfront Media, Inc. ..................................................... 17,071 415
Park Hotels & Resorts, Inc. ................................................ 21,071 230
Pebblebrook Hotel Trust .................................................. 12,654 145
Phillips Edison & Co., Inc. ................................................ 14,384 521
Piedmont Realty Trust, Inc. , Class A ......................................... 14,042 118
Postal Realty Trust, Inc. , Class A ............................................ 2,760 50
PotlatchDeltic Corp. ..................................................... 8,739 365
Rayonier, Inc. ......................................................... 17,517 398
RE/MAX Holdings, Inc. , Class A (a) ......................................... 1,722 13
Regency Centers Corp. ................................................... 20,908 1,524
Rexford Industrial Realty, Inc. .............................................. 26,615 1,079
RLJ Lodging Trust ...................................................... 14,911 111
Ryman Hospitality Properties, Inc. ........................................... 7,031 666
Sabra Health Care REIT, Inc. .............................................. 28,177 528
Safehold, Inc. ......................................................... 5,581 79
Saul Centers, Inc. ....................................................... 1,461 46
Seaport Entertainment Group, Inc. (a) ......................................... 1,359 26
Seritage Growth Properties , Class A (a) ........................................ 3,918 13
Service Properties Trust .................................................. 16,977 34
Sila Realty Trust, Inc. (b) .................................................. 6,233 152
SITE Centers Corp. ..................................................... 5,507 34
SL Green Realty Corp. ................................................... 8,157 365
Smartstop Self Storage REIT, Inc. ........................................... 6,329 199
STAG Industrial, Inc. .................................................... 21,380 802
Strawberry Fields REIT, Inc. ............................................... 794 10
Summit Hotel Properties, Inc. .............................................. 11,536 51
Sunstone Hotel Investors, Inc. .............................................. 21,448 188
Tanger, Inc. ........................................................... 12,916 423
Tejon Ranch Co. (a) ..................................................... 2,744 44
Terreno Realty Corp. .................................................... 11,628 716
The Macerich Co. ...................................................... 29,292 555

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
The RMR Group, Inc. , Class A ............................................. 1,690 $ 26
The St. Joe Co. ........................................................ 6,547 433
UDR, Inc. ............................................................ 37,834 1,406
UMH Properties, Inc. .................................................... 9,133 143
Universal Health Realty Income Trust ........................................ 1,431 57
Urban Edge Properties ................................................... 14,426 280
Veris Residential, Inc. .................................................... 10,363 157
Vornado Realty Trust .................................................... 20,524 654
Whitestone REIT , Class B ................................................. 4,986 71
WP Carey, Inc. ......................................................... 24,901 1,737
Xenia Hotels & Resorts, Inc. ............................................... 10,718 158
56,095
Utilities (2.4%):
American States Water Co. ................................................ 4,405 321
Artesian Resources Corp. , Class A ........................................... 1,000 33
Avista Corp. .......................................................... 9,255 382
Black Hills Corp. ....................................................... 8,641 631
Cadiz, Inc. (a) .......................................................... 6,160 35
California Water Service Group ............................................. 6,790 304
Chesapeake Utilities Corp. ................................................ 2,671 344
Clearway Energy, Inc. , Class C ............................................. 13,231 478
Consolidated Water Co. Ltd. ............................................... 1,686 64
Essential Utilities, Inc. ................................................... 32,505 1,261
Genie Energy Ltd. , Class B ................................................ 1,281 18
Global Water Resources, Inc. .............................................. 1,406 12
H2O America ......................................................... 3,778 197
Hallador Energy Co. (a) ................................................... 3,644 67
Hawaiian Electric Industries, Inc. (a) ......................................... 19,763 303
IDACORP, Inc. ........................................................ 6,195 823
MDU Resources Group, Inc. ............................................... 22,698 466
MGE Energy, Inc. ...................................................... 4,187 334
Middlesex Water Co. .................................................... 1,997 105
Montauk Renewables, Inc. (a) .............................................. 3,921 7
National Fuel Gas Co. ................................................... 10,256 859
New Jersey Resources Corp. ............................................... 11,518 570
Northwest Natural Holding Co. ............................................. 4,713 219
Northwestern Energy Group, Inc. ........................................... 7,005 475
OGE Energy Corp. ...................................................... 23,542 1,028
Oklo, Inc. , Class A (a) (b) .................................................. 14,073 1,120
ONE Gas, Inc. ......................................................... 6,814 542
Ormat Technologies, Inc. ................................................. 6,986 873
Otter Tail Corp. ........................................................ 4,384 391
Pinnacle West Capital Corp. ............................................... 13,743 1,286
Portland General Electric Co. .............................................. 12,884 647
Pure Cycle Corp. (a) ..................................................... 2,516 29
ReNew Energy Global PLC (a) ............................................. 16,672 90
RGC Resources, Inc. .................................................... 879 19
Southwest Gas Holdings, Inc. .............................................. 7,558 626
Spire, Inc. ............................................................ 6,626 560
The AES Corp. ........................................................ 81,591 1,195
The York Water Co. ..................................................... 1,602 54
TXNM Energy, Inc. ..................................................... 12,407 731
UGI Corp. ............................................................ 24,669 989
Unitil Corp. ........................................................... 1,997 102
18,590
Total Common Stocks (Cost $449,849)
a
a
a
762,188

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Preferred Stocks (0.0%)
Information Technology (0.0%):
SRAX, Inc. (a) (c) ....................................................... $ 3,374 $ —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(f)
Financials (0.0%):(f)
Sycamore Partners LLC, CVR , expiring 8/29/29 (a) (c) ............................. 83,950 45
Health Care (0.0%):(f)
Akouos, Inc., CVR , expiring 6/1/26 (a) (c) ...................................... 2,413 2
Albireo Pharma, Inc., CVR , expiring 3/2/26 (a) (c) ................................ 2,070 5
Applied Genetics, CVR , expiring 6/1/26 (a) (c) .................................. 7,439 — (d)
AstraZeneca PLC, CVR , expiring 6/1/26 (a) (c) .................................. 4,321 1
Carisma Therapeutics, Inc., CVR , expiring 1/4/27 (a) (c) ............................ 22,411 —
Cartesian Therapeutics, Inc., RTS , expiring 1/11/27 (a) (c) ........................... 14,929 3
Checkpoint Therapeutics, Inc., CVR , expiring 6/4/29 (a) (c) ......................... 3,863 1
Chinook Therapeutics, Inc., RTS , expiring 6/1/26 (a) (c) ............................ 5,192 5
Coherus Biosciences, Inc., CVR , expiring 9/12/28 (a) (c) ........................... 5,561 1
Concentra Biosciences, CVR , expiring 8/20/29 (a) (c) .............................. 3,564 — (d)
Concentra Biosciences, CVR , expiring 9/4/29 (a) (c) ............................... 4,102 1
Concert Pharmaceuticals, Inc., CVR , expiring 3/5/26 (a) (c) ......................... 5,168 2
Epizyme, Inc., CVR , expiring 12/31/26 (a) (c) ................................... 15,309 — (d)
Flexion Therapeutics, Inc., CVR , expiring 6/1/26 (a) (b) (c) .......................... 6,526 — (d)
F-star Therapeutics, Inc., CVR , expiring 12/30/49 (a) (c) ............................ 1,298 — (d)
Imara, Inc., CVR , expiring 1/4/27 (a) (c) ....................................... 1,789 1
Inhibrx, Inc., CVR , expiring 6/2/28 (a) (c) ...................................... 4,624 3
Magenta Therapeutics, Inc., RTS , expiring 1/11/27 (a) (c) ........................... 4,843 — (d)
MannKind Corp., CVR , expiring 10/8/29 (a) (c) .................................. 4,175 1
MediPacific, Inc., CVR , expiring 6/1/26 (a) (c) ................................... 5,536 — (d)
Mersana Therapeutics, Inc., CVR , expiring 1/7/30 (a) (c) ........................... 448 2
Novartis AG, CVR , expiring 12/31/26 (a) (c) .................................... 6,837 8
NOVO Nordisk, CVR , expiring 6/30/31 (a) (c) ................................... 8,051 5
Ocuphire Pharma, Inc., CVR , expiring 11/5/35 (a) (c) .............................. 168 — (d)
OmniAb Operations, Inc., 12.50 Earnout Shares , expiring 11/1/27 (a) (c) ................ 698 —
OmniAb Operations, Inc., 15.00 Earnout Shares , expiring 11/1/27 (a) (c) ................ 698 —
Opiant Pharma, Inc., CVR , expiring 6/1/26 (a) (c) ................................. 533 — (d)
Paratek Pharmaceuticals, Inc., CVR , expiring 1/5/27 (a) (b) (c) ........................ 5,165 — (d)
Pfizer, Inc., CVR , expiring 12/31/27 (a) (b) (c) ................................... 5,320 26
Prevail Therapeutics, Inc., CVR , expiring 12/4/28 (a) (c) ............................ 4,938 2
Spectrum Pharmaceuticals, Inc., CVR , expiring 6/1/26 (a) (c) ........................ 20,024 —
Supernus Pharmaceuticals, CVR , expiring 12/31/26 (a) (c) .......................... 6,407 1
Tetraphase Pharmaceuticals, Inc., CVR , expiring 6/1/26 (a) (c) ....................... 1,178 —
Verve Therapeutics, Inc., CVR , expiring 12/31/26 (a) (c) ............................ 7,841 5
Vigil Neuroscience, Inc., CVR , expiring 12/31/26 (a) (c) ............................ 3,386 — (d)
Zimmer Biomet Holdings, Inc., CVR , expiring 1/4/27 (a) (c) ......................... 5,527 1
Zynerba Pharmaceuticals, Inc., CVR , expiring 6/1/26 (a) (b) (c) ....................... 5,691 1
77
Information Technology (0.0%):(f)
Communications Systems, Inc., CVR , expiring 1/2/29 (a) (c) ......................... 259 — (d)
Total Rights (Cost $7)
a
a
a
122
Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc. , expiring 5/23/26 (a) ................................. 7,552 — (d)
Information Technology (0.0%):
Datavault AI, Inc. , expiring 7/1/31 (a) (c) ....................................... 454 —
Total Warrants (Cost $—)
a
a
a
— (d)

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (5.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (g) ........ 10,215,020 $ 10,215
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (g) ............ 10,215,020 10,215
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (g) ............... 10,215,020 10,215
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (g) . 10,215,020 10,215
Total Collateral for Securities Loaned (Cost $40,860)
a
a
a
40,860
Total Investments (Cost $490,716) — 104.8% 803,170
Liabilities in excess of other assets —  (4.8)% (36,722)
NET ASSETS - 100.00% $ 766,448
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on January 31, 2026.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 32 3/20/26 $ 4,171 $ 4,199 $ 28
Total unrealized appreciation $ 28
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 28
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
4/30/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Victory Capital Holdings, Inc. ,
Class A .............. $ 341 $ 20 $ (35) $ 3 $ 76 $ 405 5,741 $ 9 $ —

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (15.9%):
Alphabet, Inc. , Class A ................................................... 920,880 $ 311,257
Alphabet, Inc. , Class C ................................................... 855,767 289,703
Charter Communications, Inc. , Class A (a) (b) ................................... 55,123 11,362
Comcast Corp. , Class A .................................................. 1,580,358 47,016
Electronic Arts, Inc. ..................................................... 108,026 22,029
Meta Platforms, Inc. , Class A .............................................. 462,751 331,561
Netflix, Inc. (a) ......................................................... 1,847,427 154,242
Take-Two Interactive Software, Inc. (a) ........................................ 79,653 17,547
T-Mobile US, Inc. ...................................................... 487,728 96,185
Warner Bros Discovery, Inc. (a) ............................................. 1,073,833 29,573
1,310,475
Communications Equipment (1.6%):
Cisco Systems, Inc. ..................................................... 1,717,643 134,526
Consumer Discretionary (12.8%):
Airbnb, Inc. , Class A (a) .................................................. 183,875 23,788
Amazon.com, Inc. (a) .................................................... 1,692,451 405,003
Booking Holdings, Inc. ................................................... 13,948 69,765
DoorDash, Inc. , Class A (a) ................................................ 176,375 36,090
Marriott International, Inc. , Class A .......................................... 116,488 36,729
MercadoLibre, Inc. (a) .................................................... 22,050 47,359
O'Reilly Automotive, Inc. (a) ............................................... 364,361 35,857
PDD Holdings, Inc. , ADR (a) ............................................... 289,403 29,244
Ross Stores, Inc. ....................................................... 140,751 26,553
Starbucks Corp. ........................................................ 492,386 45,275
Tesla, Inc. (a) .......................................................... 700,166 301,358
1,057,021
Consumer Staples (7.7%):
Coca-Cola Europacific Partners PLC ......................................... 197,359 18,098
Costco Wholesale Corp. .................................................. 192,365 180,871
Keurig Dr. Pepper, Inc. ................................................... 583,907 16,022
Mondelez International, Inc. , Class A ......................................... 554,881 32,444
Monster Beverage Corp. (a) ................................................ 423,881 34,233
PepsiCo, Inc. .......................................................... 596,181 91,591
The Kraft Heinz Co. ..................................................... 505,785 12,007
Walmart, Inc. .......................................................... 2,132,244 254,036
639,302
Energy (0.5%):
Baker Hughes Co. , Class A ................................................ 426,713 23,913
Diamondback Energy, Inc. ................................................ 123,637 20,270
44,183
Financials (0.3%):
PayPal Holdings, Inc. .................................................... 403,981 21,286
Health Care (4.9%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 56,986 19,265
Amgen, Inc. ........................................................... 232,001 79,317
Dexcom, Inc. (a) ........................................................ 166,754 12,180
GE HealthCare Technologies, Inc. ........................................... 195,683 15,453
Gilead Sciences, Inc. .................................................... 531,650 75,468
IDEXX Laboratories, Inc. (a) ............................................... 34,517 23,142
Insmed, Inc. (a) ......................................................... 91,520 14,357
Intuitive Surgical, Inc. (a) ................................................. 154,497 77,900
Regeneron Pharmaceuticals, Inc. ............................................ 44,802 33,218
Vertex Pharmaceuticals, Inc. (a) ............................................. 109,688 51,542
401,842
Industrials (4.1%):
Automatic Data Processing, Inc. ............................................ 174,884 43,165
Axon Enterprise, Inc. (a) .................................................. 33,974 16,429
Cintas Corp. .......................................................... 174,302 33,360

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Copart, Inc. (a) ......................................................... 416,472 $ 16,900
CSX Corp. ............................................................ 807,054 30,474
Fastenal Co. ........................................................... 495,786 21,497
Ferrovial SE .......................................................... 316,479 21,517
Honeywell International, Inc. .............................................. 274,505 62,455
Old Dominion Freight Line, Inc. ............................................ 89,859 15,564
PACCAR, Inc. ......................................................... 227,448 27,956
Paychex, Inc. .......................................................... 154,707 15,955
Thomson Reuters Corp. .................................................. 192,151 21,258
Verisk Analytics, Inc. , Class A .............................................. 59,680 12,978
339,508
IT Services (1.1%):
Cognizant Technology Solutions Corp. , Class A ................................. 207,749 17,048
Shopify, Inc. , Class A (a) .................................................. 526,169 69,049
86,097
Materials (1.1%):
Linde PLC ............................................................ 202,400 92,491
Real Estate (0.1%):
CoStar Group, Inc. (a) .................................................... 180,635 11,109
Semiconductors & Semiconductor Equipment (26.0%):
Advanced Micro Devices, Inc. (a) ............................................ 710,918 168,296
Analog Devices, Inc. .................................................... 213,271 66,302
Applied Materials, Inc. ................................................... 347,594 112,036
ARM Holdings PLC , ADR (a) .............................................. 57,888 6,099
ASML Holding NV , Registered Shares , NYS ................................... 38,176 54,324
Broadcom, Inc. ........................................................ 747,295 247,579
Intel Corp. (a) .......................................................... 2,080,443 96,678
KLA Corp. ........................................................... 57,296 81,815
Lam Research Corp. ..................................................... 548,189 127,980
Marvell Technology, Inc. ................................................. 373,571 29,482
Microchip Technology, Inc. ................................................ 232,787 17,673
Micron Technology, Inc. .................................................. 491,541 203,931
Monolithic Power Systems, Inc. ............................................ 20,711 23,282
NVIDIA Corp. ......................................................... 3,848,297 735,525
NXP Semiconductors NV ................................................. 108,865 24,619
QUALCOMM, Inc. ..................................................... 466,580 70,729
Texas Instruments, Inc. ................................................... 392,269 84,554
2,150,904
Software (13.8%):
Adobe, Inc. (a) ......................................................... 181,671 53,275
AppLovin Corp. , Class A (a) ............................................... 134,029 63,410
Atlassian Corp. , Class A (a) ................................................ 71,180 8,412
Autodesk, Inc. (a) ....................................................... 91,423 23,118
Cadence Design Systems, Inc. (a) ............................................ 118,117 35,005
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 106,972 47,218
Datadog, Inc. , Class A (a) ................................................. 140,205 18,131
Fortinet, Inc. (a) ........................................................ 321,782 26,148
Intuit, Inc. ............................................................ 119,165 59,454
Microsoft Corp. ........................................................ 1,176,837 506,381
Palantir Technologies, Inc. , Class A (a) ........................................ 997,216 146,182
Palo Alto Networks, Inc. (a) ................................................ 298,990 52,912
Roper Technologies, Inc. .................................................. 46,105 17,116
Strategy, Inc. , Class A (a) .................................................. 115,043 17,223
Synopsys, Inc. (a) ....................................................... 80,429 37,409
Workday, Inc. , Class A (a) ................................................. 91,539 16,077
Zscaler, Inc. (a) ......................................................... 68,010 13,603
1,141,074
Technology Hardware, Storage & Peripherals (8.3%):
Apple, Inc. ........................................................... 2,339,887 607,154
Seagate Technology Holdings PLC .......................................... 92,769 37,821

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Western Digital Corp. .................................................... 148,518 $ 37,164
682,139
Utilities (1.4%):
American Electric Power Co., Inc. ........................................... 231,285 27,702
Constellation Energy Corp. ................................................ 158,483 44,483
Exelon Corp. .......................................................... 435,697 19,511
Xcel Energy, Inc. ....................................................... 255,104 19,403
111,099
Total Common Stocks (Cost $2,687,780)
a
a
a
8,223,056
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (c) ........ 2,666,728 2,666
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (c) ............ 2,666,728 2,667
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (c) ............... 2,666,728 2,667
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (c) . 2,666,728 2,667
Total Collateral for Securities Loaned (Cost $10,667)
a
a
a
10,667
Total Investments (Cost $2,698,447) — 99.7% 8,233,723
Other assets in excess of liabilities —  0.3% 28,452
NET ASSETS - 100.00% $ 8,262,175
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2026.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 77 3/20/26 $ 39,494 $ 39,532 $ 38
Total unrealized appreciation $ 38
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 38

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (11.3%)
ABS Auto (5.2%):
Ally Auto Receivables Trust , Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 9/15/27 @ 100 $ 1,500 $ 1,522
ARI Fleet Lease Trust ....................................................
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,100 1,131
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,010
AutoNation Finance Trust , Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 11/11/29 @
100 (a) ........................................................... 2,000 2,006
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,750 1,756
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 4,000 4,210
BofA Auto Trust , Series 2024-1A , Class A4 , 5 .31% , 6/17/30 , Callable 4/15/27 @ 100 (a) .... 1,350 1,374
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 2,930 2,957
Series 2023-2 , Class B , 5 .18% , 11/15/28 , Callable 5/15/27 @ 100 ................ 5,000 5,071
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 4/15/28 @ 100 ................. 2,400 2,439
Series 2025-A , Class B , 5 .01% , 9/16/30 , Callable 11/15/28 @ 100 ................ 2,000 2,029
Carvana Auto Receivables Trust , Series 2021-N4 , Class A2 , 1 .80% , 9/11/28 , Callable 11/10/27
@ 100 ........................................................... 1,067 1,050
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 1/25/28 @ 100 (a) ............. 2,750 2,860
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 964 988
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,500 2,584
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 2/25/28 @ 100 (a) ............ 2,000 2,045
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 2/25/28 @ 100 (a) .............. 1,500 1,537
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 3/25/29 @ 100 (a) .............. 1,367 1,372
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @
100 (a) ........................................................... 1,000 1,005
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 2/15/27 @ 100 (a) .............. 981 987
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 2,000 2,032
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class A4 , 4 .27% , 12/16/30 , Callable 6/15/29 @ 100 (a) ............ 2,395 2,394
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 6/15/29 @ 100 (a) .............. 556 555
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A , Class A , 5 .92% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 165 166
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,014
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 2,842 2,885
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,011
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 829 824
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @
100 (a) ........................................................... 1,750 1,788
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 4,000 4,033
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,222 2,244
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 1/20/27 @ 100 (a) .............. 1,026 1,031
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 3,000 3,055
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 3/15/28 @ 100 (a) ............. 3,232 3,298
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 8/15/28 @ 100 (a) .............. 647 662
First Investors Auto Owner Trust , Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 8/15/30
@ 100 (a) ......................................................... 2,000 2,001
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,467 2,517
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 6,150 6,390
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 7/15/27 @ 100 (a) ............................................ 2,143 2,155
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,660 1,703
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 998 1,033
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,000 998

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 2/15/27 @ 100 (a) ............. $ 750 $ 750
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. 3,110 3,199
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 10/15/28 @ 100 (a) ............ 994 1,000
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
6/20/26 @ 100 ..................................................... 70 70
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 2/16/28 @ 100 ........................................ 2,000 2,041
GreenState Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable
1/15/28 @ 100 (a) ................................................... 4,000 4,064
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @
100 (a) ........................................................... 7,000 7,035
Hertz Vehicle Financing III LLC , Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ........... 833 837
Hertz Vehicle Financing LLC , Series 2022-2A , Class C , 2 .95% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 3,500 3,413
LAD Auto Receivables Trust ...............................................
Series 2023-2A , Class B , 5 .45% , 4/15/28 , Callable 5/15/27 @ 100 (a) .............. 2,719 2,722
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 9/15/27 @ 100 (a) .............. 2,307 2,323
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 12/15/27 @ 100 (a) ............ 1,450 1,470
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
9/15/28 @ 100 (a) ................................................... 1,800 1,841
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
4/15/28 @ 100 ..................................................... 3,000 3,067
Merchants Fleet Funding LLC , Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 1/20/27 @
100 (a) ........................................................... 4,299 4,360
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 8/15/27 @ 100 (a) .............. 1,500 1,547
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,029
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,215 1,226
PenFed Auto Receivables Owner Trust ........................................
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 4,500 4,556
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 5/15/29 @ 100 (a) .............. 1,500 1,503
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 5/15/29 @ 100 (a) ............... 667 659
Prestige Auto Receivables Trust , Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ........... 1,646 1,649
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 1,182 1,196
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 7/15/28 @ 100 (a) .............. 3,450 3,478
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 3,450 3,493
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 10/15/27 @ 100 (a) ............ 900 917
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 3,000 3,079
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 3,980 4,045
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 3,000 3,025
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 801 809
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 9/25/29 @ 100 (a) ............... 1,500 1,502
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,533
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 1,218 1,245
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 4,349 4,457
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 3,000 3,041
Tesla Auto Lease Trust , Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) 3,000 3,018
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class A4 , 4 .37% , 5/21/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 1,500 1,510
Toyota Auto Receivables Owner Trust , Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable
5/15/28 @ 100 ..................................................... 2,883 2,917
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
12/25/28 @ 100 (a) .................................................. 809 813
United Auto Credit Securitization Trust , Series 2026-1 , Class B , 4 .63% , 5/10/29 , Callable
4/10/29 @ 100 (a) ................................................... 1,500 1,501
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 3/15/28 @ 100 (a) ............ 1,500 1,522
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 3/15/28 @ 100 (a) .............. 1,000 1,016

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 10/15/27 @ 100 (a) ........... $ 3,000 $ 3,034
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 1,600 1,631
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 3,500 3,600
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,000 2,018
Westlake Automobile Receivables Trust , Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable
7/15/28 @ 100 (a) ................................................... 1,563 1,581
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,137 1,144
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 3,167 3,236
197,444
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 1,985 2,066
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 1,985 1,870
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,575 1,580
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 5,000 5,015
Golden Credit Card Trust .................................................
Series 2021-1A , Class B , 1 .44% , 8/15/28 (a) ................................ 4,500 4,432
Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................................ 4,467 4,388
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 2,344 2,295
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,273 1,394
Trillium Credit Card Trust II ...............................................
Series 2023-2A , Class C , 6 .32% , 3/26/33 (a) ................................ 3,603 3,754
Series 2025-1A , Class B , 4 .41% , 9/26/30 (a) ................................ 1,500 1,503
28,297
ABS Other (4.5%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 2/15/26
@ 100 (a) ......................................................... 8,500 8,376
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,875 2,920
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class C , 5 .55% , 1/21/31 ,
Callable 12/20/27 @ 100 (a) ........................................... 1,365 1,388
Ansley Park Capital LLC .................................................
Series 2025-A , Class A2 , 4 .43% , 4/20/35 , Callable 4/20/28 @ 100 (a) .............. 981 987
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 4/20/28 @ 100 (a) ............... 2,000 2,006
Auxilior Term Funding LLC , Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @
100 (a) ........................................................... 85 86
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 1/13/30 @ 100 (a) .............. 1,900 1,953
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 10/13/30 @ 100 (a) ............. 1,960 1,961
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 9/14/26 @ 100 (a) .............. 277 278
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 985 994
Series 2024-1 , Class B , 5 .08% , 3/15/32 , Callable 3/14/28 @ 100 (a) ............... 4,000 4,061
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 990 1,000
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 474 398
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 2/15/26 @ 100 (a) ............. 2,787 2,260
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 2/20/28 @ 100 (a) ............... 2,518 2,570
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. 228 231
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 3,256 3,195
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 460 462
Series 2025-2 , Class B , 4 .34% , 3/24/31 , Callable 6/22/28 @ 100 (a) ............... 1,000 1,000
Dext ABS LLC , Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 9/15/27 @ 100 (a) ....... 2,333 2,469
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
2/20/26 @ 100 (a) ................................................... 5,667 5,519
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 2/20/26 @ 100 (a) . 4,875 4,719
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 10/20/28 @ 100 (a) ..... 2,375 2,441
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 2,257 2,334

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 2/20/27 @ 100 (a) ............. $ 329 $ 330
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 2/20/27 @ 100 (a) ............. 2,286 2,306
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,758 1,791
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............... 6,538 6,424
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,603
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1 , Class A4 , 4 .58% , 1/15/32 , Callable 5/15/29 @ 100 (a) .............. 1,990 2,017
Series 2025-2 , Class B , 4 .50% , 9/15/32 , Callable 1/15/30 @ 100 (a) ............... 1,450 1,452
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 1/20/27 @ 100 (a) .............. 1,909 1,914
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 2,000 2,015
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 4/15/28 @ 100 . 1,100 1,126
Kubota Credit Owner Trust , Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 3/15/28 @
100 (a) ........................................................... 1,300 1,335
M&T Equipment LEAF1 Notes , Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 6/16/28
@ 100 (a) ......................................................... 1,600 1,620
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,498
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,750 1,794
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/29 @ 100 (a) ............. 210 217
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 3/20/27 @ 100 (a) ....... 308 297
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 1,985 2,015
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 1,404 1,423
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 2,000 2,007
NP SPE II LLC , Series 2017-1A , Class A2 , 4 .22% , 10/21/47 (a) ...................... 15,586 13,591
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 4,143 3,387
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 548 548
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 1/20/28 @ 100 (a) ............ 3,500 3,563
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 837 851
Series 2026-1A , Class A3 , 4 .39% , 7/20/33 , Callable 7/20/29 @ 100 (a) ............. 1,714 1,719
Post Road Equipment Finance LLC , Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable
7/15/28 @ 100 (a) ................................................... 2,061 2,082
Progress Residential Trust .................................................
Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 4,356 4,309
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 3,938 3,893
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 8,545 8,397
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,974
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 9/20/29 @ 100 (a) .............. 3,000 3,054
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 2/20/30 @ 100 (a) ............. 2,945 3,008
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 4,000 3,935
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,000 1,978
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 4,000 3,905
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 2,438 2,412
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 512 519
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 6/12/28 @ 100 (a) ............ 1,310 1,333
Verizon Master Trust , Series 2025-10 , Class A , 4 .28% , 10/20/33 , Callable 10/20/30 @ 100 (a) 2,000 2,006
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 3/15/28 @ 100 (a) ............. 3,500 3,521
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 12/15/28 @ 100 (a) ........... 1,990 2,015
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 5,972 5,356
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,500 4,579

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ $ 2,000 $ 2,054
170,781
Agency ABS Other (0.8%):
CIT Education Loan Trust , Series 2007-1 , Class B , 4 .61% ( SOFR90A + 56 bps ) , 6/25/42 ,
Callable 3/25/26 @ 100 (a) (c) .......................................... 1,603 1,309
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .31% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 9/25/33 @ 100 (c) 3,000 2,985
Series 2018-2A , Class B , 4 .96% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 10/25/37 @
100 (a) (c) ......................................................... 3,500 3,225
Nelnet Student Loan Trust , Series 2005-4 , Class B , 4 .62% ( SOFR90A + 54 bps ) , 9/22/35 ,
Callable 3/22/26 @ 100 (c) ............................................ 873 848
SLM Student Loan Trust ..................................................
Series 2003-14 , Class B , 4 .70% ( SOFR90A + 81 bps ) , 10/25/65 , Callable 4/25/26 @ 100 (c) 653 628
Series 2005-9 , Class B , 4 .45% ( SOFR90A + 56 bps ) , 1/25/41 , Callable 1/25/29 @ 100 (c) 1,078 1,024
Series 2006-10 , Class B , 4 .37% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 7/25/30 @ 100 (c) 835 788
Series 2007-1 , Class B , 4 .37% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 10/25/29 @ 100 (c) 3,033 2,799
Series 2007-7 , Class B , 4 .90% ( SOFR90A + 101 bps ) , 10/27/70 , Callable 4/25/26 @ 100 (c) 5,740 5,774
Series 2012-6 , Class B , 4 .81% ( SOFR30A + 111 bps ) , 4/27/43 , Callable 3/25/30 @ 100 (c) 12,862 12,193
31,573
Total Asset-Backed Securities (Cost $428,488)
a
a
a
428,095
Collateralized Mortgage Obligations (5.4%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,386 1,408
Federal National Mortgage Association , Series 2025-40 , Class B , 5 .00% , 10/25/50 ........ 1,375 1,382
Government National Mortgage Association ....................................
Series 2024-1 , Class GA , 4 .50% , 6/20/50 .................................. 5,052 5,053
Series 2024-160 , Class MA , 4 .50% , 6/20/52 ................................ 3,497 3,497
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,670 1,543
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,436 1,435
14,318
Agency Commercial MBS (1.3%):
Federal Home Loan Mortgage Corporation .....................................
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 8,000 7,642
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 5,455 5,226
Series K121 , Class A2 , 1 .55% , 10/25/30 .................................. 435 389
Series K135 , Class A2 , 2 .15% , 10/25/31 (d) ................................ 1,200 1,080
Series K138 , Class A2 , 2 .48% , 1/25/32 ................................... 980 893
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 9,091 8,661
Series KIR1 , Class A2 , 2 .85% , 3/25/26 ................................... 12,000 11,961
Series S8FX , Class A1 , 3 .02% , 3/25/27 ................................... 3,542 3,520
Federal National Mortgage Association .......................................
Series 2017-M2 , Class A2 , 2 .86% , 2/25/27 (d) ............................... 1,528 1,515
Series 2017-M7 , Class A2 , 2 .96% , 2/25/27 (d) ............................... 1,901 1,885
Series 2018-M4 , Class A2 , 3 .07% , 3/25/28 (d) ............................... 4,309 4,251
Series 2022-M12 , Class A , 3 .02% , 12/25/28 (d) .............................. 2,287 2,237
49,260
Commercial MBS (3.7%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 3,000 3,025
Series 2025-OANA , Class B , 5 .52% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 2,000 2,016
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .33% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,002
Series 2025-ATRM , Class B , 5 .78% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 1,277 1,274
Aventura Mall Trust , Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ............... 5,000 4,960
BANK , Series 2017-BNK4 , Class B , 4 .00% , 5/15/50 , Callable 4/15/27 @ 100 ........... 5,600 5,355
Benchmark Mortgage Trust , Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @
100 ............................................................. 2,000 1,777
BPR Trust ............................................................
Series 2021-TY , Class A , 4 .85% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (c) ............. 4,904 4,901

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-TY , Class C , 5 .50% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (c) ............. $ 1,538 $ 1,538
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (b) ............ 2,265 2,111
Series 2022-CSMO , Class A , 5 .79% ( TSFR1M + 211 bps ) , 6/15/27 (a) (b) (c) .......... 1,985 1,987
Series 2022-CSMO , Class B , 6 .82% ( TSFR1M + 314 bps ) , 6/15/27 (a) (b) (c) .......... 5,000 5,001
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (b) .......... 9,231 8,789
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 4,000 3,987
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (b) (d) ......................... 2,250 2,287
Series 2025-GW , Class A , 5 .28% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 2,007
Series 2025-VOLT , Class A , 5 .38% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 2,500 2,511
BXP Trust ............................................................
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 6,500 5,513
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 3,500 2,845
COMM Mortgage Trust ..................................................
Series 2012-CR4 , Class AM , 3 .25% , 10/15/45 , Callable 2/15/26 @ 100 (b) .......... 8,600 8,054
Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 2/15/26 @ 100 (b) (d) ........ 10,719 181
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 3,500 3,015
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 4,000 4,208
CSMC Trust , Series 2020-WEST , Class A , 3 .04% , 2/15/35 , Callable 2/15/30 @ 100 (a) (b) ... 2,500 2,134
DBJPM Mortgage Trust , Series 2016-SFC , Class B , 3 .24% , 8/10/36 , Callable 8/10/26 @
100 (a) (b) ......................................................... 2,500 — (e)
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .42% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 2,000 1,997
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 1,697 1,498
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (d) .......................... 1,920 1,921
GS Mortgage Securities Trust , Series 2020-GC45 , Class A5 , 2 .91% , 2/13/53 , Callable 1/13/30
@ 100 ........................................................... 4,231 4,008
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 1,833 1,898
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 4,150 4,112
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 2,000 1,888
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 3,242 3,360
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .52% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 3,100 3,106
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (b) ...... 6,000 5,480
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 1,000 1,025
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 2,407 2,422
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (b) (d) .. 1,818 1,828
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,980 1,911
Series 2020-1MW , Class C , 2 .33% , 9/10/39 (a) (b) (d) .......................... 1,000 962
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 6,480 6,038
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class A , 4 .93% ( TSFR1M + 125 bps ) ,
8/15/42 (a) (b) (c) .................................................... 1,000 1,001
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (b) ...................... 4,000 4,098
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ................... 5,200 4,658
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 3,993 3,962
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .37% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 1,500 1,503
139,154
Total Collateralized Mortgage Obligations (Cost $209,512)
a
a
a
202,732
Shares
Preferred Stocks (0.9%)
Consumer Staples (0.2%):
CHS, Inc. , Series 1 , 7 .88% (f) .............................................. 190,818 4,998
Financials (0.0%):(g)
Citigroup Capital XIII , 10 .30% ( TSFR3M + 663 bps ) , 10/30/40 (c) ..................... 40,000 1,200

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Real Estate (0.7%):
Mid-America Apartment Communities, Inc. , Series I , 8 .50% (f) ...................... $ 219,731 $ 12,017
Prologis, Inc. , Series Q , 8 .54% (f) ........................................... 283,503 15,014
27,031
Total Preferred Stocks (Cost $29,485)
a
a
a
33,229
Principal Amount
(000)
Corporate Bonds (34.6%)
Communication Services (1.2%):
Alphabet, Inc. , 4 .70% , 11/15/35 , Callable 8/15/35 @ 100 .......................... 1,500 1,493
AT&T, Inc. , 5 .13% , 4/30/36 , Callable 1/30/36 @ 100 ............................. 3,000 2,985
Charter Communications Operating LLC/Charter Communications Operating Capital , 3 .50% ,
6/1/41 , Callable 12/1/40 @ 100 ......................................... 5,000 3,576
Comcast Corp.
3 .90% , 3/1/38 , Callable 9/1/37 @ 100 .................................... 3,000 2,604
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 3,500 2,057
CSC Holdings LLC , 5 .50% , 4/15/27 , Callable 3/6/26 @ 100 (a) ...................... 3,000 2,644
Lincoln Center for the Performing Arts, Inc. , 3 .71% , 12/1/35 , Callable 9/1/35 @ 100 ....... 3,935 3,515
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 2,800 2,693
Paramount Global
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 4,000 3,890
4 .38% , 3/15/43 .................................................... 1,500 1,031
T-Mobile USA, Inc.
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 7,500 7,368
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 5,000 4,571
Verizon Communications, Inc.
4 .13% , 8/15/46 .................................................... 5,000 3,992
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 3,000 1,853
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 1,580 1,569
45,841
Consumer Discretionary (1.6%):
AutoNation, Inc.
2 .40% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 3,750 3,319
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 4,500 4,245
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 5,600 5,340
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 6,166 5,462
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 1,000 986
Kohl's Corp. , 5 .13% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 3,000 2,567
Marriott International, Inc.
4 .63% , 6/15/30 , Callable 3/15/30 @ 100 .................................. 2,333 2,364
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 2,750 2,566
Mattel, Inc.
3 .75% , 4/1/29 , Callable 2/14/26 @ 100.94 (a) ............................... 7,750 7,587
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 464 469
Nordstrom, Inc.
4 .38% , 4/1/30 , Callable 1/1/30 @ 100 (h) .................................. 2,000 1,910
4 .25% , 8/1/31 , Callable 5/1/31 @ 100 .................................... 4,250 3,920
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 5,367 4,596
Smithsonian Institution , 2 .65% , 9/1/39 ........................................ 2,000 1,582
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 3,000 3,061
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 4,000 4,122
Volkswagen Group of America Finance LLC
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 3,000 3,215
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (a) ............................... 2,000 2,066
59,377
Consumer Staples (2.4%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 3,000 2,633
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 2,000 1,196
BAT Capital Corp. , 4 .39% , 8/15/37 , Callable 2/15/37 @ 100 ........................ 10,000 9,171
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 3,400 3,460

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... $ 12,000 $ 11,045
Cargill, Inc. , 2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) .......................... 6,000 5,322
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 5,645 5,021
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) .............................. 3,600 3,695
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,481 1,499
CVS Pass-Through Trust , 6 .04% , 12/10/28 ..................................... 2,110 2,147
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 3,000 2,814
Keurig Dr. Pepper, Inc. , 4 .50% , 4/15/52 , Callable 10/15/51 @ 100 .................... 5,000 4,049
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 4,000 3,651
Mars, Inc. , 5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ............................. 2,000 2,015
McCormick & Co., Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,860
1 .85% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 2,000 1,768
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000 2,080
SC Johnson & Son, Inc. , 4 .35% , 9/30/44 , Callable 3/30/44 @ 100 (a) .................. 7,000 5,746
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 5,000 4,996
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 10,750 9,758
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 5,000 4,486
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 4,000 4,002
92,414
Energy (3.3%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 5,404 3,916
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 3,000 3,006
Buckeye Partners LP , 5 .60% , 10/15/44 , Callable 4/15/44 @ 100 ...................... 10,000 9,070
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 6,364 5,579
ConocoPhillips Co.
4 .15% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 4,500 4,300
5 .55% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 3,485 3,383
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 3,000 3,055
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 2,000 1,909
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 3,000 3,112
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 3,000 2,918
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 3,385 3,528
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (f) ...................... 2,000 2,009
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 3,000 2,989
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,049 2,046
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 3,000 3,079
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 2,000 2,173
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 6,500 6,005
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (h) .................. 4,000 3,961
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 3,000 3,138
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 11/1/28 , Callable 3/6/26 @ 101.04 (a) ............................... 4,000 4,031
6 .00% , 2/1/31 , Callable 3/6/26 @ 103 (a) .................................. 3,000 2,897
Marathon Petroleum Corp. , 4 .75% , 9/15/44 , Callable 3/15/44 @ 100 .................. 2,000 1,726
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 2/19/26 @ 101.58 ................................ 2,000 1,990
3 .75% , 2/15/31 , Callable 2/19/26 @ 101.88 (a) .............................. 1,332 1,250
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,461 1,557
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 10,235 7,737
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 3,000 2,968
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 1,006
Phillips 66 Co.
4 .65% , 11/15/34 , Callable 5/15/34 @ 100 .................................. 1,000 978
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 652
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 2,400 2,504
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @ 100 6,250 6,089

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Rockies Express Pipeline LLC
4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................................ $ 6,500 $ 6,482
4 .80% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................................ 3,000 2,958
Sabal Trail Transmission LLC , 4 .68% , 5/1/38 , Callable 11/1/37 @ 100 (a) ............... 5,000 4,739
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 2,400 2,459
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000 980
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500 429
122,608
Financials (8.9%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 4,000 3,984
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (c) (f) (h) .......... 2,000 1,989
American Express Co.
3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (c) (f) ....................... 1,000 988
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 6,000 6,081
American Honda Finance Corp. , 5 .20% , 3/5/35 .................................. 1,500 1,515
American International Group, Inc. , 3 .88% , 1/15/35 , Callable 7/15/34 @ 100 ............ 7,000 6,520
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,648 1,695
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 3,000 3,021
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) .................... 5,000 5,115
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 2,000 2,077
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 2,000 1,991
Apollo Global Management, Inc. , 5 .15% , 8/12/35 , Callable 5/12/35 @ 100 .............. 2,900 2,887
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (f) ....................... 3,500 3,480
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 3,000 2,706
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 2,500 2,192
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 500 495
Brown & Brown, Inc. , 5 .55% , 6/23/35 , Callable 3/23/35 @ 100 ...................... 1,261 1,289
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 3,500 3,644
Citizens Financial Group, Inc.
5 .30% ( H15T5Y + 145 bps ) , 1/29/36 , Callable 1/29/31 @ 100 (c) .................. 1,364 1,370
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 2,500 2,548
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,994
CNO Global Funding
4 .95% , 9/9/29 (a) ................................................... 2,227 2,264
4 .70% , 12/11/30 (a) .................................................. 3,000 2,998
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 4,000 3,562
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 3,000 3,000
Cullen/Frost Capital Trust II , 5 .60% ( TSFR3M + 181 bps ) , 3/1/34 , Callable 3/6/26 @ 100 (c) .. 5,000 4,413
Equitable Holdings, Inc. , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ................. 4,000 4,013
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 4,000 3,756
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 6,500 6,442
Fifth Third Bancorp , 4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) (h) ....... 6,957 6,809
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 4,000 3,502
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 8,850 9,134
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 (h) ................................. 5,000 5,143
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,550 1,593
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 1,000 787
Ford Motor Credit Co. LLC
6 .80% , 11/7/28 , Callable 10/7/28 @ 100 .................................. 2,000 2,106
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 2,000 2,045
Fulton Financial Corp. , 6 .00% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/26 @ 100 (c) ..... 2,932 2,910
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 6,500 5,829
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,750 1,775
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 1,500 1,487
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 (h) ........................ 2,308 2,422
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,589 6,435

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... $ 2,750 $ 2,766
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 7,676 6,683
Huntington Capital Trust I , 4 .63% ( TSFR3M + 96 bps ) , 2/1/27 , Callable 3/6/26 @ 100 (c) ..... 2,300 2,252
ILFC E-Capital Trust I , 6 .35% , 12/21/65 , Callable 3/6/26 @ 100 (a) ................... 10,000 8,593
JPMorgan Chase & Co.
4 .43% ( TSFR3M + 76 bps ) , 2/1/27 , Callable 3/6/26 @ 100 (c) .................... 4,000 3,978
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 2,750 2,448
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 7,250 7,441
KeyBank NA
3 .40% , 5/20/26 , MTN ................................................ 2,500 2,495
3 .90% , 4/13/29 .................................................... 3,000 2,952
4 .90% , 8/8/32 ..................................................... 1,000 998
KeyCorp , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ......... 3,784 3,777
Lincoln National Corp.
5 .35% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 2,500 2,500
6 .47% ( TSFR3M + 262 bps ) , 5/17/66 , Callable 8/11/26 @ 100 (c) .................. 2,341 2,037
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 3,980 4,086
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 2,500 2,500
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 2,000 1,794
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 1,500 1,537
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 8,000 7,031
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,000 3,092
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) ............... 10,000 10,496
PNC Bank NA , 2 .70% , 10/22/29 ............................................ 6,000 5,676
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 4,000 3,637
Protective Life Corp. , 5 .35% , 12/15/35 , Callable 9/15/35 @ 100 (a) ................... 2,000 2,009
Protective Life Global Funding , 5 .43% , 1/14/32 (a) ............................... 3,500 3,632
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 2,500 1,932
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 6,000 6,197
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 3,705 3,528
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 4,000 3,663
Regions Bank , 6 .45% , 6/26/37 ............................................. 6,909 7,427
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 2,000 2,040
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 2,500 2,614
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 1,000 1,025
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 1,250 1,346
Stellantis Finance US, Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................ 13,800 12,148
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 8,500 7,674
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 225 233
Teachers Insurance & Annuity Association of America , 4 .90% , 9/15/44 (a) .............. 5,000 4,557
The Allstate Corp. , 7 .05% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 3/6/26 @ 100 (c) ......... 5,000 5,009
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (f) ...................... 7,000 6,885
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 3,030 3,161
The Charles Schwab Corp. , 6 .14% ( SOFR + 201 bps ) , 8/24/34 , Callable 8/24/33 @ 100 (c) .... 1,385 1,504
The Hartford Insurance Group, Inc. , 6 .24% ( TSFR3M + 239 bps ) , 2/12/47 , Callable 3/6/26 @
100 (a) (c) ......................................................... 8,000 7,601
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,255 1,339
The PNC Financial Services Group, Inc.
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 1,382 1,368
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 1,408 1,476
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 (c) ............................... 2,450 2,466
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (c) (f) ....................... 2,000 2,014
5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (c) ................. 3,000 3,176
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (c) ............. 4,000 4,030
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 5,588 3,944
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (c) (f) ............ 2,500 2,497
335,270

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (2.3%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ $ 989 $ 981
Amgen, Inc.
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 4,500 2,912
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 3,500 2,776
Baxter International, Inc.
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 658 663
3 .13% , 12/1/51 , Callable 6/1/51 @ 100 (h) ................................. 10,000 6,284
Bristol-Myers Squibb Co. , 5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................. 2,016 2,191
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 2,000 1,729
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 6,750 6,280
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .................. 3,250 3,210
Eastern Maine Healthcare Systems , 5 .02% , 7/1/36 ............................... 17,000 12,826
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) ... 6,500 5,792
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 2,156 1,839
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 3,500 3,163
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 3,450 3,513
Humana, Inc. , 5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .............................. 1,500 1,503
Northwell Healthcare, Inc. , 3 .39% , 11/1/27 , Callable 8/1/27 @ 100 ................... 3,900 3,853
Orlando Health Obligated Group , 2 .89% , 10/1/35 ................................ 1,660 1,443
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 2,000 1,815
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 4,500 3,972
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 504 522
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 1,300 1,356
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 1,300 1,351
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 1,267 1,270
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 4,000 2,900
Tenet Healthcare Corp. , 6 .13% , 6/15/30 , Callable 3/6/26 @ 103.06 ................... 1,500 1,532
Trinity Health Corp. , 2 .63% , 12/1/40 , Callable 6/1/40 @ 100 ........................ 3,000 2,194
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,000 2,651
Vanderbilt University Medical Center , 4 .17% , 7/1/37 , Callable 1/1/37 @ 100 ............ 1,000 891
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 1,207 1,209
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 3,062 3,081
85,702
Industrials (4.3%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 3,551 3,192
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 4,391 4,373
4 .00% , 9/22/27 .................................................... 5,499 5,435
3 .58% , 1/15/28 .................................................... 2,193 2,161
4 .00% , 2/15/29 .................................................... 2,956 2,863
3 .60% , 10/15/29 .................................................... 5,941 5,643
5 .65% , 11/11/34 .................................................... 571 575
4 .90% , 5/11/38 ..................................................... 1,600 1,581
Ashtead Capital, Inc.
4 .00% , 5/1/28 , Callable 2/14/26 @ 100.67 (a) ............................... 2,500 2,480
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 6,000 5,361
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 4,500 4,744
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 2,743 2,671
3 .80% , 9/20/31 (a) .................................................. 1,947 1,905
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 2,500 2,580
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 5,000 4,001
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 553 560
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 4,000 3,764
Delta Air Lines Pass Through Trust , 3 .88% , 7/30/27 .............................. 5,074 5,024
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,833 1,847
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 4,000 3,970

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... $ 5,000 $ 4,516
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 836 826
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 7,020 6,482
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 5,295 5,340
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000 785
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 5,000 5,342
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 5,000 4,166
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 5,000 5,137
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,000 1,956
Spirit Airlines Pass Through Trust
4 .10% , 4/1/28 ..................................................... 7,000 6,675
3 .38% , 2/15/30 .................................................... 6,003 5,595
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 4,000 3,856
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 6,000 6,134
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,250 2,220
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 6,400 6,141
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 4,550 4,795
Union Pacific Corp.
3 .38% , 2/1/35 , Callable 8/1/34 @ 100 .................................... 2,000 1,800
4 .25% , 4/15/43 , Callable 10/15/42 @ 100 ................................. 5,000 4,168
United Airlines Pass Through Trust , 2 .90% , 5/1/28 ............................... 3,626 3,482
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 4,000 3,996
Verisk Analytics, Inc. , 5 .25% , 6/5/34 , Callable 3/5/34 @ 100 ........................ 3,500 3,571
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 3,150 3,232
Worthington Enterprises, Inc. , 4 .30% , 8/1/32 , Callable 5/1/32 @ 100 .................. 5,890 5,495
160,440
Information Technology (1.6%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 4,875 4,358
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 5,000 4,395
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 2,000 1,819
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 700 685
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 (h) ............................... 3,044 2,992
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 3,000 2,951
HP, Inc. , 5 .50% , 1/15/33 , Callable 10/15/32 @ 100 ............................... 3,000 3,069
International Business Machines Corp. , 4 .95% , 2/3/36 , Callable 11/3/35 @ 100 .......... 3,355 3,344
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 4,776 4,434
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 3,365 3,385
Leidos, Inc. , 2 .30% , 2/15/31 , Callable 11/15/30 @ 100 ............................ 3,000 2,702
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 5,950 5,750
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 4,250 2,575
Motorola Solutions, Inc. , 5 .60% , 6/1/32 , Callable 3/1/32 @ 100 ...................... 1,000 1,051
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 9,250 7,723
5 .38% , 7/15/40 .................................................... 3,000 2,697
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 4,750 2,960
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 2,000 2,027
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 2,000 1,823
60,740
Materials (2.3%):
Amcor Flexibles North America, Inc. , 5 .50% , 3/17/35 , Callable 12/17/34 @ 100 .......... 3,000 3,101
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,665
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 4,750 4,184
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 3,500 3,217
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 6,000 6,017
CF Industries, Inc. , 5 .30% , 11/26/35 , Callable 8/26/35 @ 100 ....................... 2,935 2,934
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 4,500 4,274
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 2,915 2,856

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ecolab, Inc.
2 .13% , 8/15/50 , Callable 2/15/50 @ 100 .................................. $ 5,000 $ 2,790
2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ................................. 500 310
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 3/6/26 @ 102.31 ................... 2,000 2,016
Glencore Funding LLC , 2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................... 6,500 5,980
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 4,000 3,853
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 5,485 3,961
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,500 1,775
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 5,000 4,510
Monsanto Co. , 3 .95% , 4/15/45 , Callable 10/15/44 @ 100 .......................... 5,000 3,568
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 5,000 4,578
Olin Corp. , 6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ........................... 1,980 1,941
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 1,042 1,056
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 5,875 3,840
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (h) ...................... 3,870 3,842
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 4,000 4,186
The Dow Chemical Co. , 4 .25% , 10/1/34 , Callable 4/1/34 @ 100 ..................... 1,750 1,601
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 1,400 1,446
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (h) ........................ 3,500 3,486
87,987
Real Estate (1.5%):
Alexandria Real Estate Equities, Inc. , 3 .55% , 3/15/52 , Callable 9/15/51 @ 100 ........... 5,000 3,493
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 11,878 10,381
CBRE Services, Inc.
4 .90% , 1/15/33 , Callable 11/15/32 @ 100 .................................. 2,000 2,007
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 4,000 4,121
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 5,354 4,928
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,250 1,118
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 5,000 4,458
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 3,617 3,275
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 2,000 2,024
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 3,502 3,145
Host Hotels & Resorts LP , 3 .38% , 12/15/29 , Callable 9/15/29 @ 100 .................. 3,500 3,368
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 4,000 3,273
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 1,500 1,473
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 1,158 1,184
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 1,450 1,438
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 3,400 3,463
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 3/6/26 @ 101.38 (a) ..... 4,000 3,881
57,030
Utilities (5.2%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,500 1,564
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 2,000 1,965
Alabama Power Co. , 3 .85% , 12/1/42 ......................................... 3,000 2,459
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 4,250 4,086
Berkshire Hathaway Energy Co. , 4 .50% , 2/1/45 , Callable 8/1/44 @ 100 ................ 4,000 3,476
Black Hills Corp. , 3 .88% , 10/15/49 , Callable 4/15/49 @ 100 ........................ 10,000 7,484
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 2,500 2,511
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 2,000 1,973
Delmarva Power & Light Co. , 4 .15% , 5/15/45 , Callable 11/15/44 @ 100 ............... 5,000 4,231
Dominion Energy South Carolina, Inc. , 4 .10% , 6/15/46 , Callable 12/15/45 @ 100 ......... 5,000 3,918
DTE Energy Co.
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 1,094 1,164
5 .05% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,885 1,877
Duke Energy Carolinas LLC , 3 .88% , 3/15/46 , Callable 9/15/45 @ 100 ................. 5,000 3,950
Duke Energy Corp. , 5 .45% , 6/15/34 , Callable 3/15/34 @ 100 ....................... 2,000 2,076

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Duke Energy Progress LLC , 4 .15% , 12/1/44 , Callable 6/1/44 @ 100 .................. $ 7,000 $ 5,822
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 3,967 3,544
Entergy Louisiana LLC , 4 .95% , 1/15/45 , Callable 3/6/26 @ 100 ..................... 7,000 6,455
Entergy Mississippi LLC , 3 .25% , 12/1/27 , Callable 9/1/27 @ 100 .................... 5,000 4,917
Entergy Texas, Inc.
3 .45% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 9,420 9,300
3 .55% , 9/30/49 , Callable 3/30/49 @ 100 .................................. 5,000 3,582
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,500 2,547
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 3,450 3,559
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 8,750 5,996
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 4,500 2,873
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 5,000 5,158
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 5,475 5,366
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 2,000 1,981
MidAmerican Energy Co.
3 .15% , 4/15/50 , Callable 10/15/49 @ 100 ................................. 7,000 4,724
2 .70% , 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,535
Mississippi Power Co. , 4 .25% , 3/15/42 ....................................... 3,168 2,724
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 3,550 3,608
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 3,392 2,763
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,139
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 1,000 979
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 (a) .................................. 1,417 1,454
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 5,000 3,922
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 7,000 4,610
Potomac Electric Power Co. , 4 .15% , 3/15/43 , Callable 9/15/42 @ 100 ................. 5,000 4,228
PPL Capital Funding, Inc.
5 .25% , 9/1/34 , Callable 6/1/34 @ 100 (h) .................................. 1,490 1,520
6 .61% ( TSFR3M + 293 bps ) , 3/30/67 , Callable 3/6/26 @ 100 (c) (h) ................ 6,130 6,065
Public Service Co. of Colorado , 2 .70% , 1/15/51 , Callable 7/15/50 @ 100 ............... 7,000 4,234
Public Service Electric & Gas Co. , 3 .80% , 3/1/46 , Callable 9/1/45 @ 100 , MTN .......... 8,000 6,300
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 9,000 7,793
Southwestern Public Service Co. , 3 .15% , 5/1/50 , Callable 11/1/49 @ 100 ............... 10,000 6,581
Tampa Electric Co. , 5 .15% , 3/1/35 , Callable 12/1/34 @ 100 ........................ 1,500 1,517
The AES Corp. , 5 .80% , 3/15/32 , Callable 1/15/32 @ 100 .......................... 3,000 3,098
The Conservation Fund A Nonprofit Corp. , 3 .47% , 12/15/29 , Callable 9/15/29 @ 100 ...... 7,000 6,710
Tri-State Generation and Transmission Association, Inc.
4 .70% , 11/1/44 , Callable 5/1/44 @ 100 ................................... 5,000 4,187
4 .25% , 6/1/46 , Callable 12/1/45 @ 100 ................................... 10,000 7,635
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 2,500 2,567
195,727
Total Corporate Bonds (Cost $1,387,070)
a
a
a
1,303,136
Yankee Dollars (9.2%)
Communication Services (0.2%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 ................ 2,000 1,720
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (c) ............. 4,000 4,041
5,761
Consumer Discretionary (0.5%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 3/6/26 @ 100 (a) .................... 5,500 5,494
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 860 855
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) (h) ............. 4,000 3,692
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 984 983
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 7,192 6,244
17,268
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............ 5,000 4,747

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Bacardi Ltd. , 4 .70% , 5/15/28 , Callable 2/15/28 @ 100 (a) ........................... $ 12,000 $ 12,103
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 5,000 4,922
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 2,179 2,272
6 .75% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 2,786 3,069
27,113
Energy (0.9%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 9,250 8,949
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ........ 4,000 3,972
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (h) ........... 2,400 2,442
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 5,000 5,110
TransCanada PipeLines Ltd. , 6 .32% ( TSFR3M + 247 bps ) , 5/15/67 , Callable 3/6/26 @ 100 (c) . 10,124 8,988
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 3,750 4,297
33,758
Financials (4.0%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (c) ............. 2,000 2,138
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 3/6/26 @ 100 (a) ................................ 7,802 7,234
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (c) ................ 866 897
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (c) ....................................... 1,000 1,068
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 4,000 4,416
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 6,500 5,858
Barclays PLC
7 .39% ( H15T1Y + 330 bps ) , 11/2/28 , Callable 11/2/27 @ 100 (c) .................. 5,000 5,275
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 5,000 4,540
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (c) ...................... 3,000 3,217
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (c) ................ 3,125 3,479
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (c) .................. 2,500 2,730
BNP Paribas SA , 4 .63% , 3/13/27 (a) .......................................... 4,500 4,526
BPCE SA
3 .50% , 10/23/27 (a) .................................................. 5,000 4,951
6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) .................. 3,500 3,715
Brookfield Asset Management Ltd. , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ........... 6,000 5,991
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (a) .................................................. 4,365 4,607
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 1,500 1,624
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 3,000 3,012
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) ..................... 5,000 4,654
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 8,500 8,093
Lloyds Banking Group PLC
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) (i) ............... 5,000 4,961
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 2,121 2,472
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 8,750 7,975
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) . 5,000 4,440
NatWest Group PLC , 5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (c) (i) .... 6,000 6,145
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,200 1,199
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 2,857 2,977
Societe Generale SA , 6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) .... 4,000 4,195
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @
100 (a) (c) (h) ....................................................... 3,750 3,770
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 8,500 7,540
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 1,500 1,516
The Toronto-Dominion Bank
3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) ................... 10,000 9,947
5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) .................. 3,200 3,255
UBS Group AG , 3 .87% ( US0003M + 141 bps ) , 1/12/29 , Callable 1/12/28 @ 100 (a) (c) (i) ..... 4,445 4,422
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 5,000 4,998
151,837

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (0.8%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ $ 3,939 $ 3,871
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 3,500 3,581
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 5,000 3,882
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 2,500 1,737
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 3,000 2,697
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 3,864 3,974
STERIS Irish FinCo Unlimited Co.
2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 3,000 2,771
3 .75% , 3/15/51 , Callable 9/15/50 @ 100 .................................. 8,000 5,978
Teva Pharmaceutical Finance Netherlands III B.V. , 3 .15% , 10/1/26 ................... 1,963 1,947
30,438
Industrials (1.0%):
Air Canada Pass Through Trust
3 .60% , 3/15/27 (a) .................................................. 5,260 5,202
3 .75% , 12/15/27 (a) .................................................. 3,251 3,199
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 3,000 3,153
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 3,500 3,381
Ferguson Finance PLC , 4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................... 3,000 2,989
LG Energy Solution Ltd. , 5 .50% , 7/2/34 (a) ..................................... 3,000 3,081
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 5,500 5,736
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @ 100 (a) 6,000 6,223
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 4,000 4,160
Turkish Airlines Pass Through Trust , 4 .20% , 3/15/27 (a) ............................ 2,068 2,033
39,157
Information Technology (0.4%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 4,000 4,181
NXP B.V./NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 ... 7,000 6,274
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 1,765 1,822
SK hynix, Inc. , 2 .38% , 1/19/31 (a) (h) ......................................... 1,000 911
13,188
Materials (0.5%):
ArcelorMittal SA , 7 .00% , 10/15/39 .......................................... 4,000 4,508
Braskem Netherlands Finance B.V. , 4 .50% , 1/31/30 , Callable 10/31/29 @ 100 (a) ......... 4,000 1,726
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 7,235 6,810
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 4,414 4,568
Rio Tinto Finance USA PLC , 5 .25% , 3/14/35 , Callable 12/14/34 @ 100 ................ 1,660 1,705
19,317
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 5,500 4,942
Utilities (0.1%):
Enel Finance International NV , 2 .50% , 7/12/31 , Callable 4/12/31 @ 100 (a) .............. 5,000 4,499
Total Yankee Dollars (Cost $353,733)
a
a
a
347,278
Municipal Bonds (2.6%)
Arizona (0.1%):
Arizona IDA Revenue
5 .26% , 10/1/33 .................................................... 2,000 2,060
5 .36% , 10/1/34 .................................................... 2,000 2,067
4,127
California (0.2%):
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 3,340 3,425
City of El Cajon Revenue
Series A , 2 .09% , 4/1/29 .............................................. 425 400
Series A , 2 .19% , 4/1/30 .............................................. 425 393
Series A , 2 .29% , 4/1/31 , Continuously Callable @100 ......................... 550 499

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.) , Series A , 4 .13% , 9/1/30 , Continuously Callable @100 ........... $ 2,590 $ 2,590
7,307
Connecticut (0.1%):
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 1,500 1,489
Town of Hamden, GO , 4 .93% , 8/15/30 , Continuously Callable @100 .................. 3,845 3,847
5,336
Florida (0.4%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 4,080 3,740
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 8,500 7,373
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.) , Series B , 2 .54% ,
10/1/30 , Continuously Callable @100 .................................... 2,500 2,316
13,429
Georgia (0.1%):
Savannah Hospital Authority Revenue , Series B , 3 .99% , 7/1/38 ...................... 5,000 4,551
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 5,621 5,534
Illinois (0.1%):
State of Illinois Sales Tax Revenue
Series B , 2 .51% , 6/15/32 , Continuously Callable @100 ........................ 2,000 1,773
Series B , 2 .66% , 6/15/33 , Continuously Callable @100 ........................ 1,500 1,312
3,085
Indiana (0.0%):(g)
Indiana Finance Authority Revenue , Series A , 3 .62% , 7/1/36 ........................ 1,500 1,401
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,950 2,910
Series A , 4 .48% , 8/1/39 .............................................. 3,775 3,666
6,576
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B , 4 .25% , 6/1/29 .............................................. 2,495 2,408
Series B , 4 .35% , 6/1/30 .............................................. 1,325 1,267
Series B , 4 .40% , 6/1/31 .............................................. 1,385 1,310
4,985
Massachusetts (0.0%):(g)
Massachusetts Development Finance Agency Revenue , Series G , 6 .63% , 10/1/30 ......... 1,575 1,604
New Jersey (0.1%):
New Jersey Educational Facilities Authority Revenue , Series E , 4 .02% , 7/1/39 ........... 3,000 2,665
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 1,030 1,003
3,668
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series C , 5 .45% , 8/15/28 ........... 9,750 9,670
Pennsylvania (0.3%):
Pennsylvania Higher Educational Facilities Authority Revenue , 3 .73% , 7/15/43 .......... 3,000 2,234
Public Parking Authority of Pittsburgh Revenue
2 .33% , 12/1/29 .................................................... 895 837
2 .58% , 12/1/31 , Continuously Callable @100 ............................... 825 747
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3 .05% , 4/1/29 ..................................................... 800 781
3 .10% , 4/1/30 ..................................................... 950 917
3 .15% , 4/1/31 ..................................................... 250 239
State Public School Building Authority Revenue
3 .05% , 4/1/28 ..................................................... 2,000 1,965
3 .15% , 4/1/30 ..................................................... 4,460 4,300
12,020
Texas (0.3%):
County of Bexar Revenue , 2 .53% , 8/15/34 , Continuously Callable @100 ............... 2,800 2,377

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... $ 2,000 $ 1,794
San Antonio Education Facilities Corp. Revenue
2 .38% , 4/1/28 ..................................................... 1,500 1,407
2 .65% , 4/1/30 ..................................................... 1,150 1,022
2 .73% , 4/1/31 ..................................................... 750 649
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2 .08% , 9/1/28 ..................................................... 600 570
2 .57% , 9/1/32 , Continuously Callable @100 ............................... 1,000 886
2 .69% , 9/1/33 , Continuously Callable @100 ............................... 1,000 873
Waco Educational Finance Corp. Revenue
1 .69% , 3/1/28 ..................................................... 1,500 1,432
2 .06% , 3/1/31 , Continuously Callable @100 ............................... 1,500 1,344
12,354
Wisconsin (0.1%):
Public Finance Authority Revenue , 3 .63% , 6/1/51 ................................ 6,575 3,548
Total Municipal Bonds (Cost $108,321)
a
a
a
99,195
U.S. Government Agency Mortgages (9.9%)
Federal Farm Credit Banks Funding Corporation
3 .98% , 2/5/29 ..................................................... 2,500 2,490
5 .60% , 8/5/39 ..................................................... 4,000 4,001
6,491
Federal Home Loan Mortgage Corporation
5 .50% , 12/1/35 - 1/1/55 .............................................. 38,410 39,184
1 .50% , 4/1/37 ..................................................... 3,913 3,534
5 .00% , 3/1/38 - 12/1/55 .............................................. 48,087 48,367
2 .50% , 5/1/42 ..................................................... 3,752 3,377
3 .50% , 5/1/42 - 11/1/52 .............................................. 12,937 12,094
4 .50% , 11/1/42 - 10/1/52 .............................................. 9,975 9,860
4 .00% , 1/1/43 - 12/1/54 .............................................. 13,233 12,772
3 .00% , 1/1/52 - 5/1/52 ............................................... 7,598 6,782
6 .00% , 8/1/53 - 3/1/55 ............................................... 8,246 8,473
144,443
Federal National Mortgage Association
2 .50% , 2/1/28 - 3/1/52 ............................................... 9,601 8,431
6 .50% , 4/1/31 - 3/1/32 ............................................... 122 128
5 .00% , 6/1/33 - 11/1/55 .............................................. 39,117 39,269
5 .50% , 9/1/35 - 12/1/55 .............................................. 33,085 33,749
6 .00% , 5/1/36 - 8/1/54 ............................................... 10,421 10,760
4 .00% , 4/1/38 - 7/1/53 ............................................... 12,228 11,873
4 .50% , 11/1/40 - 2/1/55 .............................................. 10,960 10,836
3 .50% , 12/1/42 - 12/1/53 ............................................. 16,105 15,077
3 .00% , 2/1/50 - 12/1/51 .............................................. 3,818 3,431
133,554
Government National Mortgage Association
7 .00% , 3/15/26 - 7/15/32 ............................................. 147 151
6 .50% , 4/15/26 - 10/15/31 ............................................. 195 202
7 .50% , 6/15/26 - 8/15/29 ............................................. 22 22
6 .00% , 9/15/28 - 9/20/53 ............................................. 5,123 5,303
5 .50% , 4/20/33 - 9/20/53 ............................................. 18,771 19,185
5 .00% , 8/15/33 - 4/20/54 ............................................. 18,648 18,749
2 .50% , 9/20/51 - 7/20/53 ............................................. 9,496 8,228
3 .00% , 3/20/52 - 12/20/53 ............................................. 10,387 9,317
3 .50% , 4/20/52 .................................................... 5,965 5,424
4 .50% , 8/20/52 - 9/20/53 ............................................. 23,318 22,889
89,470
Total U.S. Government Agency Mortgages (Cost $369,166)
a
a
a
373,958

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (24.6%)
U.S. Treasury Bonds
1 .13% , 5/15/40 .................................................... $ 10,000 $ 6,319
1 .38% , 11/15/40 .................................................... 30,000 19,406
1 .88% , 2/15/41 .................................................... 9,000 6,265
2 .25% , 5/15/41 .................................................... 70,000 51,319
2 .75% , 8/15/42 .................................................... 35,000 26,939
2 .88% , 5/15/43 .................................................... 10,000 7,739
4 .38% , 8/15/43 .................................................... 20,000 19,038
3 .38% , 5/15/44 .................................................... 12,000 9,883
3 .00% , 11/15/44 .................................................... 25,000 19,285
2 .50% , 2/15/45 .................................................... 55,000 38,827
3 .00% , 11/15/45 .................................................... 21,000 15,996
2 .50% , 2/15/46 .................................................... 15,000 10,418
2 .25% , 8/15/46 .................................................... 42,950 28,199
2 .88% , 11/15/46 .................................................... 10,000 7,364
3 .00% , 2/15/47 .................................................... 23,000 17,272
2 .75% , 11/15/47 .................................................... 12,000 8,518
3 .00% , 2/15/48 .................................................... 25,000 18,543
3 .13% , 5/15/48 .................................................... 30,000 22,702
3 .38% , 11/15/48 .................................................... 25,000 19,699
3 .00% , 2/15/49 .................................................... 24,000 17,614
1 .25% , 5/15/50 .................................................... 30,000 14,316
1 .63% , 11/15/50 .................................................... 35,000 18,298
2 .88% , 5/15/52 .................................................... 10,000 6,956
4 .00% , 11/15/52 .................................................... 10,000 8,631
4 .13% , 8/15/53 .................................................... 17,000 14,976
4 .75% , 11/15/53 .................................................... 10,000 9,766
4 .25% , 2/15/54 .................................................... 5,000 4,498
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 12,838 12,774
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 9,000 9,053
4 .38% , 12/15/26 .................................................... 20,000 20,134
2 .38% , 5/15/27 .................................................... 10,000 9,855
2 .88% , 8/15/28 .................................................... 6,000 5,899
3 .63% , 8/15/28 .................................................... 15,000 15,020
3 .38% , 9/15/28 .................................................... 5,000 4,974
4 .25% , 2/28/29 .................................................... 10,000 10,181
3 .25% , 6/30/29 .................................................... 20,000 19,742
4 .25% , 6/30/29 .................................................... 15,000 15,282
3 .63% , 8/31/29 .................................................... 10,000 9,981
3 .88% , 9/30/29 .................................................... 30,000 30,192
3 .88% , 7/31/30 .................................................... 20,000 20,092
4 .13% , 8/31/30 .................................................... 50,000 50,719
4 .38% , 11/30/30 .................................................... 6,000 6,151
4 .25% , 2/28/31 .................................................... 9,000 9,176
3 .63% , 9/30/31 .................................................... 15,000 14,797
3 .88% , 9/30/32 .................................................... 5,000 4,963
4 .13% , 11/15/32 .................................................... 5,000 5,033
3 .75% , 11/30/32 .................................................... 10,000 9,841
3 .88% , 8/15/33 .................................................... 54,000 53,291
4 .00% , 2/15/34 .................................................... 38,000 37,685
4 .38% , 5/15/34 .................................................... 5,000 5,080
3 .88% , 8/15/34 .................................................... 35,000 34,273
4 .25% , 11/15/34 .................................................... 35,000 35,159
4 .25% , 5/15/35 .................................................... 30,000 30,066
Total U.S. Treasury Obligations (Cost $1,050,511)
a
a
a
928,199

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Repurchase Agreements (0.6%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 3 .64% , purchased on
1/30/26, with a maturity date of 2/2/26, with a repurchase value of $23,007 (collateralized by
U.S. Treasury Notes , 4.88%, due 10/31/28, with a value of $23,460) ................... $ 23,000 $ 23,000
Total Repurchase Agreements (Cost $23,000)
a
a
a
23,000
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (j) ........ 6,711,463 6,712
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (j) ............ 6,711,463 6,712
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (j) ................ 6,711,463 6,711
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (j) . 6,711,463 6,711
Total Collateral for Securities Loaned (Cost $26,846)
a
a
a
26,846
Total Investments (Cost $3,986,132) — 99.8% 3,765,668
Other assets in excess of liabilities —  0.2% 5,853
NET ASSETS - 100.00% $ 3,771,521
At January 31, 2026, the Fund's investments in foreign securities were 9.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was $935,470
(thousands) and amounted to 24.8% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2026.
(e) Rounds to less than $1 thousand.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(j) Rate disclosed is the daily yield on January 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of January 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of January 31, 2026.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of January 31, 2026.

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (21.0%)
ABS Auto (11.1%):
Alloya Auto Receivables Trust, Series 2025-1A, Class C, 5.19%, 7/25/30, Callable 7/25/28 @
100(a) ........................................................... $ 500 $ 506
Ally Bank Auto Credit Linked Notes, Series 2025-A, Class B, 4.65%, 6/15/33, Callable 7/15/28
@ 100(a) ......................................................... 598 602
Ally Bank Auto Credit-Linked Notes .........................................
Series 2025-B, Class B, 4.50%, 9/15/33, Callable 8/15/28 @ 100(a) ............... 447 449
Series 2025-B, Class D, 4.94%, 9/15/33, Callable 8/15/28 @ 100(a) ............... 224 224
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 375 376
Series 2022-5A, Class C, 6.24%, 4/20/27(a) ................................ 125 125
Series 2023-2A, Class C, 6.18%, 10/20/27(a) ............................... 250 252
CarMax Auto Owner Trust, Series 2023-1, Class D, 6.27%, 11/15/29, Callable 2/15/27 @ 100 500 508
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83%, 6/16/31 , Callable 6/15/29 @
100 ............................................................. 500 504
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 8/10/26 @ 100 ................ 52 51
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 5/10/27 @ 100 ................ 33 33
Chase Auto Owner Trust, Series 2024-3A, Class D, 5.87%, 9/25/31, Callable 2/25/28 @ 100(a) 1,060 1,089
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class A1, 5.65%, 5/15/35, Callable 5/15/26 @ 100(a) ............. 115 115
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 132 133
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 150 151
Series 2023-2A, Class A2, 4.81% (SOFR30A+110bps), 10/15/35, Callable 10/15/26 @
100(a)(b) ......................................................... 330 332
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A, Class A, 6.48%, 3/15/33, Callable 11/15/26 @ 100(a) ............. 7 7
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 500 503
Series 2023-3A, Class A, 6.39% , 8/15/33, Callable 3/15/27 @ 100(a) .............. 371 373
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 474 481
Series 2025-2A, Class B, 4.87%, 1/15/36, Callable 9/15/29 @ 100(a) .............. 477 474
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A3, 6.24%, 1/16/29, Callable 6/15/28 @ 100(a) ............. 399 401
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 250 258
Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, 10/22/29, Callable 7/20/26 @
100(a) ........................................................... 51 52
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 3/15/28 @
100(a) ........................................................... 646 660
First Investors Auto Owner Trust ............................................
Series 2025-1A, Class B, 4.39%, 1/15/31, Callable 8/15/30 @ 100(a) .............. 500 500
Series 2025-1A, Class C, 4.75%, 12/15/31, Callable 8/15/30 @ 100(a) ............. 500 503
Series 2025-1A, Class D, 5.22%, 12/15/33, Callable 8/15/30 @ 100(a) ............. 185 185
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 2/15/26 @ 100(a) 188 187
Ford Credit Auto Owner Trust ..............................................
Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 208 207
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 250 246
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 4/15/26 @ 100(a) ............. 1,250 1,247
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 2/15/27 @ 100(a) ............. 250 250
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B2, 5.10% (SOFR30A+140bps), 5/20/32, Callable 10/20/27 @
100(a)(b) ......................................................... 521 522
Series 2024-2, Class B2, 5.05% (SOFR30A+135bps), 10/20/32 , Callable 5/20/28 @
100(a)(b) ......................................................... 530 531
Series 2025-2, Class B2, 4.90% (SOFR30A+120bps), 9/20/33, Callable 11/20/29 @
100(a)(b) ......................................................... 853 855
LAD Auto Receivables Trust ...............................................
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 4/15/27 @ 100 (a) ............. 811 813
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 5/15/27 @ 100(a) .............. 750 754
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 1,000 1,007
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B, 5.20%, 4/17/28, Callable 10/15/27 @ 100(a) .............. 500 502

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 10/15/27 @ 100(a) .............. $ 675 $ 681
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 213 214
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 277 279
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 500 507
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 225 229
Series 2025-1A, Class C, 5.21%, 1/20/39, Callable 7/20/29 @ 100(a) .............. 215 217
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29(a) 260 261
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%,
9/25/30(a) ........................................................ 301 298
OCCU Auto Receivables Trust, Series 2025-1A, Class D, 5.60%, 11/15/34, Callable 3/15/29 @
100(a) ........................................................... 300 300
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 750 754
Prestige Auto Receivables Trust ............................................
Series 2023-2A, Class B, 6.64%, 12/15/27(a) ............................... 494 495
Series 2025-1A, Class B, 5.34%, 11/15/28(a) ............................... 500 505
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 3/15/29 @ 100(a) .............. 177 180
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 233 236
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 117 119
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 370 373
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 489 493
Series 2025-A, Class C, 4.66%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 500 502
Series 2025-A, Class D, 5.15%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 250 251
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 300 303
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 130 131
Series 2025-B, Class B, 4.93%, 12/29/32, Callable 8/25/28 @ 100(a) .............. 367 371
Series 2025-B, Class C, 5.12%, 12/29/32, Callable 8/25/28 @ 100(a) .............. 367 372
Series 2026-A, Class C, 4.43%, 3/25/33, Callable 9/25/29 @ 100(a) ............... 690 691
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
12/25/28 @ 100(a) .................................................. 1,011 1,016
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 473 477
United Auto Credit Securitization Trust .......................................
Series 2025-1, Class B, 5.05%, 2/10/28(a) ................................. 1,000 1,002
Series 2026-1, Class B, 4 .63%, 5/10/29, Callable 4/10/29 @ 100(a) ............... 750 750
Western Funding Auto Loan Trust ...........................................
Series 2025-1, Class B, 4.98%, 9/17/35(a) ................................. 636 635
Series 2025-1, Class C, 5.34%, 11/15/35(a) ................................ 447 448
Westlake Automobile Receivables Trust .......................................
Series 2023-2A, Class C, 6.29%, 3/15/28, Callable 12/15/26 @ 100(a) ............. 301 302
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 9/15/26 @ 100(a) .............. 129 130
Series 2025-1A, Class A2B, 4.19% ( SOFR30A+48bps), 1/18/28(a)(b) ............. 483 483
Series 2026-1A, Class C, 4.37%, 6/16/31, Callable 1/15/29 @ 100(a) .............. 1,000 1,000
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A, Class A2, 4.51% (TSFR1M+83bps), 2/18/39(a)(b) ............... 438 440
Series 2025-3A, Class C, 4.79%, 9/18/40(a) ................................ 500 501
32,914
ABS Card (0.2%):
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) ............. 507 513
ABS Other (9.7%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 2/15/26
@ 100(a) ......................................................... 1,500 1,478
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 41 41
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 121 122
Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, 3/15/27(a) .............. 49 49
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 119 120

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 9/14/26 @ 100(a) .............. $ 101 $ 101
Series 2023-2, Class A2, 6.28%, 4/14/32, Callable 6/14/27 @ 100(a) .............. 153 155
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 6/14/27 @ 100(a) ............... 500 512
Series 2025-1, Class A2, 4.48%, 10/14/32, Callable 10/14/28 @ 100(a) ............ 658 661
Series 2025-1, Class C, 4.89%, 10/14/32 , Callable 10/14/28 @ 100(a) ............. 500 505
Clarus Capital Funding LLC, Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 2/20/28 @
100(a) ........................................................... 240 241
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100 (a) ........................................................... 500 502
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 127 128
Crossroads Asset Trust ...................................................
Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 2/20/28 @ 100(a) .............. 491 496
Series 2025-A, Class A2, 4.91%, 2/20/32, Callable 12/20/28 @ 100(a) ............. 469 472
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 12/20/28 @ 100(a) .............. 152 154
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 233 229
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 224 228
Dell Equipment Finance Trust ..............................................
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 254 256
Series 2025-1, Class C, 5.25%, 2/24/31, Callable 12/22/27 @ 100(a) .............. 300 305
Series 2025-2, Class C, 4.53%, 3/24/31, Callable 6/22/28 @ 100(a) ............... 850 851
Dext ABS LLC ........................................................
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 2/15/27 @ 100(a) .............. 154 155
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 9/15/27 @ 100(a) ............... 750 760
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 1/15/29 @ 100(a) ............... 1,000 1,013
Series 2025-2, Class B, 4.66%, 4/15/36 , Callable 11/15/29 @ 100(a) .............. 438 438
Series 2025-2, Class D, 5.45%, 10/15/36, Callable 11/15/29 @ 100(a) ............. 500 502
DLLAA LLC, Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 10/20/28 @ 100(a) ..... 522 530
DLLMT LLC, Series 2026-1A, Class A2, 4.03%, 7/20/28(a) ........................ 750 751
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A2, 4.51%
(SOFR30A+80bps), 4/15/30(b) ......................................... 500 503
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2025-1, Class A2, 4.52%, 10/15/27(a) ............................... 697 699
Series 2025-1, Class A3, 4.49%, 4/16/29(a) ................................ 500 505
HPEFS Equipment Trust ..................................................
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 520 526
Series 2025-2A, Class C, 4 .41%, 11/22/32, Callable 6/20/29 @ 100(a) ............. 500 499
Series 2025-2A, Class D, 4.77%, 5/20/33, Callable 6/20/29 @ 100(a) .............. 374 373
Kubota Credit Owner Trust, Series 2025-1A, Class A2, 4.61%, 12/15/27(a) ............. 621 624
MMP Capital LLC , Series 2025-A, Class A, 5.36%, 12/15/31, Callable 12/15/28 @ 100(a) .. 299 302
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61,
Callable 2/20/26 @ 100(a) ............................................ 293 185
NMEF Funding LLC ....................................................
Series 2023-A , Class A2, 6.57%, 6/17/30, Callable 5/15/27 @ 100(a) .............. 109 110
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 4/15/28 @ 100(a) ............. 254 255
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 4/15/28 @ 100(a) .............. 650 657
Series 2025-A, Class A2, 4.72%, 7/15/32, Callable 11/15/28 @ 100(a) ............. 359 360
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 709 718
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 450 461
Series 2025-B, Class A2, 4.64%, 1/18/33, Callable 2/15/29 @ 100(a) .............. 500 502
Series 2025-B, Class B, 4.73%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 500 502
Series 2025-B, Class C, 5.17%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 300 302
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47(a) ...................... 91 90
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 346 283
Pawnee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable 7/15/26
@ 100(a) ......................................................... 397 398
PEAC Solutions Receivables LLC ...........................................
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 7/20/27 @ 100(a) ............ 571 575
Series 2025-1A, Class A2, 4.94%, 10/20/28(a) .............................. 474 477
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 419 426
Series 2026-1A, Class A3, 4.39%, 7/20/33, Callable 7/20/29 @ 100(a) ............. 429 430

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Post Road Equipment Finance LLC ..........................................
Series 2025-1A, Class A2, 4.90%, 5/15/31, Callable 7/15/28 @ 100(a) ............. $ 444 $ 448
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 164 166
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 259 262
Progress Residential Trust, Series 2021-SFR5, Class B, 1.66%, 7/17/38(a)(c) ............ 600 593
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.90%, 3/25/48, Callable 3/25/26
@ 100(a) ......................................................... 400 401
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 250 246
VB-S1 Issuer LLC - VBTEL, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @
100(a) ........................................................... 1,225 1,212
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 8/12/27 @ 100(a) ............. 307 311
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 6/12/28 @ 100(a) ............. 400 413
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 6/12/29 @ 100(a) ............. 261 264
VFI ABS LLC, Series 2025-1A, Class A, 4.78%, 6/24/30, Callable 7/24/28 @ 100(a) ...... 615 619
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 292 295
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 150 153
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 474 473
Series 2025-1A, Class D, 5.45%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 410 413
28,786
Total Asset-Backed Securities (Cost $61,994)
a
a
a
62,213
Collateralized Loan Obligations (1.3%)
Cash Flow CLO (1.3%):
CIFC Funding IV Ltd., Series 2017-4A, Class A1R, 4.88% (TSFR3M+121bps), 10/24/30,
Callable 4/24/26 @ 100(a)(b) .......................................... 109 109
Palmer Square Loan Funding Ltd. ...........................................
Series 2022-3A, Class A1BR, 5.07% (TSFR3M+140bps), 4/15/31, Callable 4/15/26 @
100(a)(b) ......................................................... 348 349
Series 2022-3A, Class BR, 5.67% (TSFR3M+200bps), 4/15/31, Callable 4/15/26 @
100(a)(b) ......................................................... 500 501
Series 2024-3A, Class A2, 5.51% (TSFR3M+165bps), 8/8/32, Callable 2/8/26 @ 100(a)
(b) ............................................................. 750 749
Series 2024-3A, Class A2R, 4.81% (TSFR3M+115bps), 8/8/32, Callable 8/8/26 @ 100(a)
(b) ............................................................. 1,250 1,250
Venture CLO Ltd., Series 2024-49A, Class X, 5.02% (TSFR3M+135bps), 4/20/37, Callable
4/20/26 @ 100(a)(b) ................................................. 513 513
Voya CLO Ltd., Series 2019-2A, Class AR, 4.87% (TSFR3M+120bps), 7/20/32, Callable
4/20/26 @ 100(a)(b) ................................................. 289 289
3,760
Total Collateralized Loan Obligations (Cost $3,759)
a
a
a
3,760
Collateralized Mortgage Obligations (10.6%)
Agency CMO Other (3.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 234 234
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 647 654
Federal National Mortgage Association .......................................
Series 2025-40, Class B, 5.00%, 10/25/50 ................................. 516 518
Series 2025-61, Class DA, 4.50%, 9/25/51 ................................. 705 705
Government National Mortgage Association ....................................
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 277 280
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 385 387
Series 2023-149, Class D, 5.50%, 9/20/47 ................................. 162 163
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 618 632
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 616 617
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 387 391
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 248 250

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-131, Class CE, 4.50%, 12/20/53 ............................... $ 1,479 $ 1,482
Series 2025-131, Class QD, 4.50%, 7/20/51 ................................ 730 725
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 648 652
Series 2025-139, Class EA, 4.00%, 3/20/65 ................................ 485 480
Series 2025-150, Class QD, 4.50%, 7/20/51 ................................ 1,469 1,458
9,628
Agency Commercial MBS (0.3%):
Federal Home Loan Mortgage Corporation, Series K536, Class AS, 4.29% (SOFR30A+50bps),
11/25/29(b) ....................................................... 999 999
Commercial MBS (7.0%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.42% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 850 857
Series 2025-OANA, Class B, 5.52% (TSFR1M+184bps), 6/15/40(a)(b)(c) .......... 500 504
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class A, 5.33% (TSFR1M+165bps), 8/15/42(a)(b)(c) .......... 250 250
Series 2025-ATRM, Class B, 5.78% (TSFR1M+210bps), 8/15/42(a)(b)(c) .......... 979 977
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 5.10% (TSFR1M+142bps), 11/15/34 (a)
(b)(c) ........................................................... 1,000 40
BLP Commercial Mortgage Trust, Series 2025-IND, Class B, 5.23% (TSFR1M+155bps),
3/15/42(a)(b)(c) .................................................... 715 710
BX Commercial Mortgage Trust, Series 2021-XL2, Class C, 4.99% (TSFR1M+131bps),
10/15/38(a)(b)(c) ................................................... 700 700
BX Mortgage Trust, Series 2021-PAC, Class C, 4.89% (TSFR1M+121bps), 10/15/36(a)(b)(c) 1,000 997
BX Trust .............................................................
Series 2022-CLS, Class A, 5.76%, 10/13/27(a)(c) ............................ 234 235
Series 2022-LBA6, Class B, 4.98% (TSFR1M+130bps), 1/15/39(a)(b)(c) ........... 500 500
Series 2022-LBA6, Class C, 5.28% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000 999
Series 2025-GW, Class B, 5.53% (TSFR1M+185bps), 7/15/42(a)(b)(c) ............ 500 502
Series 2025-ROIC, Class A, 4.82% (TSFR1M+114 bps), 3/15/30(a)(b)(c) ........... 383 383
Series 2025-VOLT, Class B, 5.78% (TSFR1M+210bps), 12/15/44(a)(b)(c) .......... 983 987
Series 2025-VOLT, Class C, 6.03% (TSFR1M+235bps), 12/15/44(a)(b)(c) .......... 238 239
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class B, 5.02% (TSFR1M+134bps),
2/15/39(a)(b)(c) .................................................... 1,000 990
COMM Mortgage Trust ..................................................
Series 2019-521F, Class B, 4.93% (TSFR1M+125bps), 6/15/34(a)(b)(c) ............ 1,500 1,389
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 300 316
GFH Mortgage Trust ....................................................
Series 2025-IND, Class A, 5.15%, 6/15/33(a)(c) ............................. 250 252
Series 2025-IND, Class B, 5.55%, 6/15/33(a)(c) ............................. 800 804
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(c) ........................... 849 749
Series 2023-SHIP, Class B, 4.94%, 9/10/38(a)(c)(d) .......................... 600 600
Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, 11/5/38(a)(c) ................... 250 249
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.52% ( TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 500 501
LBA Trust, Series 2024-7IND, Class B, 5.42% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 355 355
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(c) ........ 750 724
ONE Mortgage Trust, Series 2021-PARK, Class B, 4.74% (TSFR1M+106bps), 3/15/36(a)(b)
(c) ............................................................. 1,000 994
SHR Trust ............................................................
Series 2024-LXRY, Class A, 5.63% (TSFR1M+195bps), 10/15/41(a)(b)(c) .......... 421 423
Series 2024-LXRY, Class B, 6.13% (TSFR1M+ 245bps), 10/15/41(a)(b)(c) .......... 500 501
SMRT, Series 2022-MINI, Class B, 5.03% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,300 1,298
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 1,000 992
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A, 5.37% (TSFR1M+169bps),
10/15/42(a)(b)(c) ................................................... 750 751
20,768
Total Collateralized Mortgage Obligations (Cost $32,457)
a
a
a
31,395

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Senior Secured Loans (0.5%)
Financials (0.2%):
Delos Finance SARL, Term, First Lien, 5.42% (SOFR03M+175bps), 10/29/27(b) ......... $ 571 $ 574
Industrials (0.3%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, First
Lien, 5.92% (SOFR03M+225bps), 4/20/28(b) .............................. 995 995
Total Senior Secured Loans (Cost $1,563)
a
a
a
1,569
Corporate Bonds (26.7%)
Consumer Discretionary (1.4%):
Daimler Truck Finance North America LLC, 4.66% (SOFR+96bps), 9/25/27(a)(b) ........ 750 753
General Motors Financial Co., Inc., 4.87% (SOFRINDX+117bps), 4/4/28(b) ............ 1,000 1,003
Grand Canyon University, 5.13%, 10/1/28, Callable 8/1/28 @ 100 .................... 500 500
Las Vegas Sands Corp., 5.63%, 6/15/28, Callable 5/15/28 @ 100 ..................... 500 512
Mattel, Inc., 5.88%, 12/15/27, Callable 3/6/26 @ 100(a) ........................... 500 500
Volkswagen Group of America Finance LLC, 4.55%, 9/11/28, Callable 8/11/28 @ 100(a) ... 750 755
4,023
Consumer Staples (0.3%):
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 1,000 999
Energy (0.6%):
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(e) ........... 750 753
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 3/6/26 @ 100 .............. 1,000 1,002
1,755
Financials (17.9%):
Ally Financial, Inc., 4.70% (H15T5Y+387bps), Callable 5/15/26 @ 100(b)(e) ............ 250 249
American Express Co.
3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(b)(e) ...................... 250 247
4.96% (SOFR+126bps), 4/25/29, Callable 4/25/28 @ 100(b) .................... 750 759
American Honda Finance Corp., 4.55% (SOFR+82bps), 3/3/28(b) .................... 1,000 1,002
American National Global Funding, 4.63%, 12/15/28(a) ........................... 1,000 1,004
Antares Holdings LP, 3.95%, 7/15/26, Callable 6/15/26 @ 100(a) ..................... 1,500 1,495
Apollo Debt Solutions BDC, 5.20%, 12/8/28, Callable 11/8/28 @ 100(a) ............... 1,000 1,000
Athene Global Funding, 4.91% (SOFRINDX+121bps), 3/25/27(a)(b) .................. 1,000 1,005
Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28, Callable 10/15/28 @ 100(a) .......... 1,150 1,156
Bank of America NA, 4.81% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 500 502
Blackstone Private Credit Fund, 4.95%, 9/26/27, Callable 8/26/27 @ 100 ............... 500 503
Blue Owl Capital Corp.
2.63%, 1/15/27, Callable 12/15/26 @ 100 ................................. 750 735
3.13%, 4/13/27, Callable 3/13/27 @ 100 .................................. 500 490
Blue Owl Credit Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 ............... 1,500 1,485
BMW US Capital LLC, 4.62% (SOFRINDX+92bps) , 3/21/28(a)(b) ................... 1,000 1,006
Capital Impact Partners, 5.34%, 8/1/30, Callable 5/1/30 @ 100 ...................... 650 665
Citibank NA, 4.49% (SOFR+71bps), 11/19/27, Callable 11/19/26 @ 100(b) ............. 500 501
Citigroup, Inc., 3.88% (H15T5Y+342bps) , Callable 2/18/26 @ 100(b)(e) ............... 750 749
Citizens Financial Group, Inc., 4.00% (H15T5Y+322bps), Callable 10/6/26 @ 100(b)(e) .... 750 746
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 770 832
CNO Global Funding, 4.88%, 12/10/27(a) ..................................... 1,000 1,012
Corebridge Global Funding
5.00% (SOFR+130bps), 9/25/26(a)(b) .................................... 295 297
4.44% (SOFR+75bps), 1/7/28(a)(b) ...................................... 1,000 1,001
Credit Acceptance Corp., 9.25%, 12/15/28, Callable 2/14/26 @ 104.63(a) ............... 429 449
F&G Global Funding
5.88%, 6/10/27(a) .................................................. 500 510
5.05% (SOFR+133bps), 9/8/28(a)(b) ..................................... 750 754
Ford Motor Credit Co. LLC
6.67% (SOFR+295bps), 3/6/26(b) ....................................... 500 501
5.16% (SOFR+145bps), 11/5/26(b) ...................................... 750 752
Fortitude Group Holdings LLC, 6.25%, 4/1/30, Callable 1/1/30 @ 100(a) ............... 250 259
GA Global Funding Trust, 4.40%, 9/23/27(a) ................................... 500 502

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Global Payments, Inc., 4.50%, 11/15/28 , Callable 10/15/28 @ 100 .................... $ 750 $ 753
Goldman Sachs Private Credit Corp., 5.38%, 1/31/29, Callable 12/31/28 @ 100(a) ........ 500 501
Golub Capital Private Credit Fund, 5.45%, 8/15/28, Callable 7/15/28 @ 100(a) ........... 1,250 1,258
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) .... 1,250 1,296
Hercules Capital, Inc., 2.63%, 9/16/26, Callable 8/16/26 @ 100 ...................... 1,000 987
Hyundai Capital America, Inc., 4.74% (SOFR+104bps), 3/19/27(a)(b) ................. 1,000 1,005
JPMorgan Chase & Co., 4.47% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ....... 1,000 1,002
KeyCorp, 5.00% (TSFR3M+387bps), Callable 9/15/26 @ 100(b)(e)(f) ................. 250 249
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27, Callable 3/6/26 @ 100(a) .................................. 900 895
4.75%, 6/15/29, Callable 3/6/26 @ 101.19(a) ............................... 500 496
MassMutual Global Funding II, 4.44% (SOFR+74bps), 4/9/27(a) (b) .................. 750 753
Mercedes-Benz Finance North America LLC, 4.63% (SOFR+93bps), 3/31/28(a)(b) ........ 1,000 1,005
MGIC Investment Corp., 5.25%, 8/15/28, Callable 2/19/26 @ 100 .................... 1,300 1,299
Morgan Stanley Private Bank NA, 4.48% (SOFR+77 bps), 2/8/30, Callable 2/8/29 @ 100(b) . 1,000 1,000
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 500 497
New York Life Global Funding, 4.63% (SOFRINDX+93bps), 4/2/26(a)(b) .............. 750 751
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/26, Callable 3/6/26 @ 100(a) .................................. 500 498
5.30%, 9/13/27(a) .................................................. 500 501
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 250 259
Pacific Life Global Funding II, 4.35% ( SOFR+62bps), 6/4/26(a)(b) ................... 100 100
PayPal Holdings, Inc., 4.39% (SOFR+67bps), 3/6/28(b) ........................... 750 752
Protective Life Global Funding, 5.21%, 4/14/26(a) ............................... 1,000 1,003
Reliance Standard Life Global Funding II, 5.24%, 2/2/26(a) ........................ 1,300 1,300
Repsol E&P Capital Markets US LLC, 4.81%, 9/16/28, Callable 8/16/28 @ 100(a) ........ 316 320
RGA Global Funding, 4.35%, 8/25/28(a) ...................................... 500 503
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26, Callable 3/6/26 @
100(a) ........................................................... 1,250 1,233
Santander Holdings USA, Inc., 5.47% (SOFR+161bps), 3/20/29, Callable 3/20/28 @ 100(b) . 1,400 1,432
Sixth Street Specialty Lending, Inc., 2.50%, 8/1/26, Callable 7/1/26 @ 100(f) ............ 1,000 990
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 500 510
Stellantis Financial Services US Corp., 5.39% (SOFR+169bps), 9/15/28(a)(b) ............ 750 754
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06 (a) ............ 756 785
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b) . 400 397
The Bank of New York Mellon Corp., 4.40% (SOFRINDX+68bps), 6/9/28, Callable 6/9/27 @
100(b) ........................................................... 1,000 1,002
The Charles Schwab Corp., 4.00% (H15T5Y+317bps), Callable 6/1/26 @ 100(b)(e) ....... 1,000 995
The Goldman Sachs Group, Inc., 4.99% (SOFR+129bps), 4/23/28, Callable 4/23/27 @ 100(b) 1,000 1,008
The Huntington National Bank, 4.42% (SOFR+72 bps), 4/12/28, Callable 4/12/27 @ 100(b) .. 1,000 1,001
Truist Financial Corp., 4.78% (TSFR3M+93bps), 5/15/27, Callable 3/6/26 @ 100(b) ....... 717 713
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(e) ............ 750 749
52,720
Health Care (1.5%):
Centene Corp., 4.25%, 12/15/27, Callable 2/19/26 @ 100 .......................... 750 746
Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 2/19/26 @ 100.71(a) . 1,000 987
CommonSpirit Health, 4.35%, 9/1/30, Callable 6/1/30 @ 100 ....................... 750 746
HCA, Inc., 4.62% (SOFR+87bps), 3/1/28, Callable 2/1/28 @ 100(b) .................. 1,250 1,255
Lifespan Corp., 5.05%, 2/15/30, Callable 8/15/29 @ 100 ........................... 250 254
PeaceHealth Obligated Group, 4.34% , 11/15/28, Callable 8/15/28 @ 100 ............... 350 352
4,340
Industrials (1.8%):
American Airlines Pass Through Trust, 3.58%, 1/15/28 ............................ 247 243
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 1,400 1,401
Rockwell Collins, Inc. , 3.50%, 3/15/27, Callable 12/15/26 @ 100 .................... 750 744
Southwest Airlines Co., 4.38%, 11/15/28, Callable 10/15/28 @ 100 ................... 1,000 1,005
United Airlines, Inc., 4.38%, 4/15/26, Callable 3/6/26 @ 100(a) ...................... 1,000 999
XPO, Inc., 6.25%, 6/1/28, Callable 2/14/26 @ 103.13(a) ........................... 1,000 1,019
5,411
Information Technology (0.4%):
Hewlett Packard Enterprise Co., 4.66% (SOFR+96bps), 9/15/28(b) ................... 500 502

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp., 4.47% (SOFR+76bps), 8/3/28(b) .................................. $ 750 $ 737
1,239
Materials (0.5%):
Glencore Funding LLC, 4.76% (SOFRINDX+106bps), 4/4/27(a)(b) ................... 1,000 1,005
Sasol Financing USA LLC, 4.38%, 9/18/26, Callable 8/18/26 @ 100 .................. 500 497
1,502
Real Estate (0.7%):
Boston Properties LP, 3.65%, 2/1/26 ......................................... 500 500
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 500 501
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... 1,000 992
1,993
Utilities (1.6%):
Calpine Corp., 5.13%, 3/15/28, Callable 3/6/26 @ 100.85(a) ........................ 1,000 1,000
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(b)(e) ......... 500 496
FirstEnergy Pennsylvania Electric Co., 3.60%, 6/1/29, Callable 3/1/29 @ 100(a) .......... 330 324
Monongahela Power Co., 3.55%, 5/15/27, Callable 2/15/27 @ 100(a) .................. 968 962
NextEra Energy Capital Holdings, Inc., 4.51% (SOFRINDX+80bps), 2/4/28(b) .......... 1,000 1,005
Vistra Operations Co. LLC, 5.63%, 2/15/27 , Callable 2/14/26 @ 100(a) ................ 1,000 1,000
4,787
Total Corporate Bonds (Cost $78,206)
a
a
a
78,769
Yankee Dollars (14.6%)
Consumer Discretionary (1.3%):
Carnival Corp., 5.13%, 5/1/29, Callable 2/1/29 @ 100(a) ........................... 600 607
Melco Resorts Finance Ltd., 5.63%, 7/17/27, Callable 3/6/26 @ 100(a) ................ 750 750
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26, Callable 3/6/26 @ 100(a) ............... 1,250 1,252
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 3/6/26 @ 100(a) ....................... 1,156 1,154
3,763
Energy (0.6%):
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 1,000 1,064
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 750 793
1,857
Financials (10.6%):
ABN AMRO Bank NV
5.48% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ............. 1,000 1,008
6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ................ 480 487
Avolon Holdings Funding Ltd., 4.95%, 1/15/28, Callable 12/15/27 @ 100(a) ............ 500 506
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 337 349
Banco Santander SA, 5.09% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) ........ 1,500 1,510
Bank of Montreal, 4.32% (SOFRINDX+62bps), 9/15/26, MTN(b) .................... 1,500 1,503
Barclays PLC, 5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ............... 1,000 1,004
Beazley Insurance DAC, 5.50%, 9/10/29 ...................................... 450 460
BNP Paribas SA, 5.24% (SOFR+143bps), 5/9/29, Callable 5/9/28 @ 100(a)(b) ........... 750 758
BPCE SA
5.68% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ............ 500 505
6.61% (SOFR+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ................ 500 509
Canadian Imperial Bank of Commerce, 4.92% (SOFR+122bps), 10/2/26(b) ............. 1,000 1,006
Commonwealth Bank of Australia, 4.22% (SOFR+52bps), 6/15/26(a)(b) ............... 1,500 1,502
Credit Agricole SA
4.99% (SOFR+129bps), 7/5/26(a)(b) ..................................... 750 753
4.92% (SOFR+121bps), 9/11/28, Callable 9/11/27 @ 100(a)(b) .................. 500 503
Deutsche Bank AG, 5.01% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) ....... 781 784
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 500 523
HSBC Holdings PLC, 5.38% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) ........ 600 603
ING Groep NV
4.71% (SOFRINDX+101bps), 4/1/27, Callable 4/1/26 @ 100(b) ................. 500 501
5.27% (SOFRINDX+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 500 503

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lloyds Banking Group PLC
5.40% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. $ 500 $ 503
4.77% (SOFRINDX+106bps), 6/13/29 , Callable 6/13/28 @ 100(b) ............... 750 753
National Australia Bank Ltd., 4.35% (SOFR+65bps), 1/12/27(a)(b) ................... 1,250 1,254
Nationwide Building Society, 5.08% (SOFR+129bps), 2/16/28, Callable 2/16/27 @ 100(a)(b) 1,400 1,409
NatWest Markets PLC
4.46% (SOFR+76bps), 9/29/26(a)(b) ..................................... 1,000 1,002
4.65% (SOFR+95bps), 3/21/28(a)(b) ..................................... 400 402
Nordea Bank Abp, 4.40% (SOFR+70bps), 3/17/28(a)(b) ........................... 750 753
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 1,000 1,011
Royal Bank of Canada, 4.30% (SOFRINDX+59bps), 11/2/26, MTN(b) ................ 500 501
Santander UK Group Holdings PLC, 2.47% (SOFR+122bps), 1/11/28, Callable 1/11/27 @
100(b) ........................................................... 500 492
Skandinaviska Enskilda Banken AB, 4.50% ( SOFR+75bps), 6/2/28(a)(b) ............... 1,000 1,005
Societe Generale SA, 4.79% (SOFR+110bps), 4/12/30, Callable 4/12/29 @ 100(a)(b) ...... 750 751
Standard Chartered PLC
5.63% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................... 500 503
4 .94% (SOFR+124bps), 1/21/29, Callable 1/21/28 @ 100(a)(b) .................. 750 756
Sumitomo Mitsui Trust Bank Ltd., 4.47% (SOFR+75bps), 9/11/28(a)(b) ................ 1,000 1,003
The Bank of Nova Scotia, 4.68% (SOFR+89bps), 2/14/29, Callable 2/14/28 @ 100(b) ...... 1,000 1,002
The Toronto-Dominion Bank, 4.30% (SOFR+59bps), 9/10/26(b) ..................... 1,500 1,503
Westpac Banking Corp., 4.25% (SOFR+52bps), 6/3/26(b) .......................... 1,500 1,502
31,382
Industrials (1.0%):
Air Canada, 3.88%, 8/15/26 , Callable 3/6/26 @ 100(a) ............................ 750 747
Air Canada Pass Through Trust, 3.75%, 12/15/27(a) .............................. 736 724
Element Fleet Management Corp., 5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ........... 500 508
LG Energy Solution Ltd., 5.25%, 4/2/28(a) ..................................... 1,000 1,018
2,997
Information Technology (0.1%):
Kioxia Holdings Corp., 6.25%, 7/24/30, Callable 7/24/27 @ 103.13(a) ................. 250 258
Materials (0.6%):
James Hardie International Finance DAC, 5.00%, 1/15/28 , Callable 3/6/26 @ 100(a) ....... 750 748
Rio Tinto Finance USA PLC, 4.54% (SOFRINDX+84bps), 3/14/28(b) ................. 1,000 1,008
1,756
Utilities (0.4%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26 .............................. 1,000 1,005
Total Yankee Dollars (Cost $42,679)
a
a
a
43,018
Municipal Bonds (0.9%)
California (0.1%):
California State Public Works Board Revenue, Series B, 4.45%, 4/1/27 ................ 375 378
Massachusetts (0.3%):
Massachusetts Development Finance Agency Revenue
Series G, 6.38%, 10/1/28 ............................................. 500 503
Series G, 6.63%, 10/1/30 ............................................. 275 280
783
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 425 432
Texas (0.3%):
Las Varas Public Facility Corp. Revenue, Series B, 4.35%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000 1,003
Total Municipal Bonds (Cost $2,575)
a
a
a
2,596

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Government Agency Mortgages (0.6%)
Federal Farm Credit Banks Funding Corporation
4.58%, 4/2/29 ..................................................... $ 750 $ 751
Federal Home Loan Mortgage Corporation
4.00%, 1/1/40 ..................................................... 477 471
Federal National Mortgage Association
4.50%, 11/1/40 ..................................................... 485 486
Total U.S. Government Agency Mortgages (Cost $1,699)
a
a
a
1,708
Commercial Paper (25.0%)
Communication Services (0.7%):
Rogers Communications, Inc., 4.08%, 3/12/26(a)(g) .............................. 2,000 1,991
Consumer Discretionary (3.2%):
Autonation, Inc.
5.38%, 2/3/26(a)(g) ................................................. 3,000 2,999
4.86%, 2/5/26(a)(g) ................................................. 500 500
Genuine Parts Co.
5.37%, 2/3/26(a)(g) ................................................. 2,000 1,999
4.85%, 2/5/26(a)(g) ................................................. 1,000 999
4.73%, 2/6/26(a)(g) ................................................. 1,500 1,499
4.52%, 2/9/26 (a)(g) ................................................. 1,000 999
4.48%, 2/10/26(a)(g) ................................................ 500 499
9,494
Consumer Staples (2.9%):
Bacardi-Martini BV
4.86%, 2/5/26(a)(g) ................................................. 1,000 999
4.34%, 2/19/26(a)(g) ................................................ 2,000 1,996
4.32%, 2/26/26(a)(g) ................................................ 2,000 1,994
Conagra Brands, Inc., 4.62%, 2/6/26(a)(g) ..................................... 3,500 3,497
8,486
Energy (1.9%):
Ovintiv, Inc.
4.92%, 2/5/26(a)(g) ................................................. 1,500 1,499
4.40%, 2/18/26(a)(g) ................................................ 1,150 1,147
4.40%, 2/19/26(a)(g) ................................................ 3,000 2,993
5,639
Financials (0.8%):
Brookfield Corporate Treasury Ltd., 4.03%, 3/26/26(a)(g) .......................... 1,500 1,491
Imperial Brands Finance PLC, 5.11%, 2/3/26(a)(g) ............................... 1,000 1,000
2,491
Health Care (1.5%):
HCA, Inc.
4.75%, 2/6/26(a)(g) ................................................. 300 300
4.32%, 3/2/26(a)(g) ................................................. 1,000 996
4.32%, 3/3/26(a)(g) ................................................. 750 747
4.32%, 3/10/26(a)(g) ................................................ 1,000 996
4.31%, 3/26/26(a)(g) ................................................ 400 397
4.29%, 5/5/26(a)(g) ................................................. 1,100 1,088
4,524
Industrials (3.9%):
Air Lease Corp.
5.02%, 2/4/26(a)(g) ................................................. 1,500 1,499
4.83%, 2/5/26(a)(g) ................................................. 1,000 999
4.43%, 2/11/26(a)(g) ................................................ 1,000 999
4.38%, 2/13/26(a)(g) ................................................ 750 749
4.33%, 2/18/26(a)(g) ................................................ 500 499
4.33%, 2/19/26(a)(g) ................................................ 1,000 998

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Global Payments, Inc.
5.34%, 2/3/26(a)(g) ................................................. $ 1,000 $ 999
4.80%, 2/5/26(a)(g) ................................................. 1,750 1,749
Sonoco Products Co.
6.04%, 2/2/26(a)(g) ................................................. 500 500
4.43%, 2/12/26(a)(g) ................................................ 2,500 2,496
11,487
Information Technology (1.2%):
Arrow Electronics, Inc.
4.80%, 2/5/26(a)(g) ................................................. 2,000 1,998
4.67%, 2/6/26(a)(g) ................................................. 1,500 1,499
3,497
Materials (0.8%):
International Flavors & Fragrances, Inc., 4.01%, 2/27/26(a)(g) ....................... 2,250 2,243
Real Estate (1.9%):
Crown Castle, Inc.
5.24%, 2/4/26(a)(g) ................................................. 1,000 999
4.61%, 2/10/26(a)(g) ................................................ 1,000 999
4.41% , 2/19/26(a)(g) ................................................ 1,500 1,497
4.37%, 2/24/26(a)(g) ................................................ 250 249
4.36%, 2/26/26(a)(g) ................................................ 2,000 1,994
5,738
Utilities (6.2%):
Evergy Missouri West, Inc.
4.72%, 2/4/26(a)(g) ................................................. 2,000 1,999
4.15%, 2/11/26(a)(g) ................................................ 2,000 1,998
4.00%, 3/4/26(a)(g) ................................................. 1,000 996
Guadalupe Valley Electric Cooperative, Inc., 4.09%, 3/4/26(a)(g) ..................... 3,000 2,989
National Fuel Gas Co.
5.43%, 2/3/26(a)(g) ................................................. 3,000 2,999
4.90%, 2/5/26(a) (g) ................................................. 1,000 999
4.78%, 2/6/26(a)(g) ................................................. 1,250 1,249
NGPL PipeCo LLC, 6.07%, 2/2/26(a)(g) ...................................... 5,000 4,998
18,227
Total Commercial Paper (Cost $73,834)
a
a
a
73,817
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.58%(h) ........ 257,006 257
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(h) ............ 257,006 257
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(h) ............... 257,006 257
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.60%(h) . 257,006 257
Total Collateral for Securities Loaned (Cost $1,028)
a
a
a
1,028
Total Investments (Cost $299,794) — 101.5% 299,873
Liabilities in excess of other assets —  (1.5)% (4,461)
NET ASSETS - 100.00% $ 295,412
At January 31, 2026, the Fund's investments in foreign securities were 19.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$222,849 (thousands) and amounted to 75.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2026.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Rate represents the effective yield at January 31, 2026.
(h) Rate disclosed is the daily yield on January 31, 2026.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of January 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of January 31, 2026.

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (30.6%)
ABS Auto (17.1%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 7/25/28 @ 100 (a) ............. $ 1,308 $ 1,322
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 7/25/28 @ 100 (a) .............. 694 700
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 7/25/28 @ 100 (a) .............. 785 794
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 7/25/28 @ 100 (a) .............. 602 609
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 5/15/27 @ 100 (a) ............... 2,000 2,044
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 5/15/27 @ 100 (a) ............... 1,268 1,303
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 2,766 2,787
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 8/15/27 @ 100 (a) ............... 1,333 1,382
Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 9/15/27 @ 100 ................ 1,263 1,285
Series 2024-1 , Class C , 5 .41% , 11/15/29 , Callable 9/15/27 @ 100 ................ 1,500 1,522
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class C , 5 .22% , 9/15/32 , Callable 4/15/28 @ 100 (a) ............... 1,307 1,318
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 4/15/28 @ 100 (a) ............... 738 743
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 7/15/28 @ 100 (a) ............... 1,995 2,005
American Credit Acceptance Receivables Trust .................................
Series 2022-3 , Class E , 8 .08% , 10/13/28 , Callable 2/13/26 @ 100 (a) .............. 1,500 1,502
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 1/12/27 @ 100 (a) ............... 10 10
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 12/12/27 @ 100 (a) .............. 2,500 2,515
Series 2025-4 , Class C , 4 .83% , 1/13/31 , Callable 8/12/30 @ 100 (a) ............... 1,000 1,008
Series 2026-1 , Class C , 4 .55% , 1/12/33 , Callable 8/12/29 @ 100 (a) ............... 1,000 1,001
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class C , 5 .04% , 11/17/31 ,
Callable 2/15/29 @ 100 (a) ............................................ 2,000 2,011
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 10/15/28 @ 100 (a) ............. 500 509
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 10/15/28 @ 100 (a) ............ 611 625
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 10/15/28 @ 100 (a) ............. 1,045 1,073
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 813 831
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 10/15/27 @ 100 (a) ............. 3,150 3,206
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 550 565
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 10/15/27 @ 100 (a) .............. 1,031 1,059
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 9/15/28 @ 100 (a) ............... 1,625 1,641
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 11/15/28 @ 100 (a) .............. 900 920
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 7/10/28 @ 100 (a) ............. 1,895 1,934
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 7/10/28 @ 100 (a) .............. 2,400 2,447
Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 11/11/29 @ 100 (a) ............. 1,000 1,003
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 11/11/29 @ 100 (a) ............ 647 648
Series 2026-1A , Class D , 5 .07% , 1/11/34 , Callable 11/11/29 @ 100 (a) ............. 1,000 1,002
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 1,000 992
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 786
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,250 1,255
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 535 539
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 2,000 2,034
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,023
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 9/15/28 @ 100 .............................................. 1,714 1,724
CarMax Auto Owner Trust ................................................
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 5/15/27 @ 100 ................ 1,000 1,017
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 8/15/27 @ 100 ................ 1,000 1,025
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 9/15/27 @ 100 ................. 1,000 1,039
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 12/15/27 @ 100 ................ 1,000 1,019
Series 2024-2 , Class D , 6 .42% , 10/15/30 , Callable 2/15/28 @ 100 ................ 3,000 3,089
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 5/15/28 @ 100 ................. 1,238 1,262
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 7/15/28 @ 100 ................. 1,480 1,499
CarMax Select Receivables Trust , Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 4/15/28 @
100 ............................................................. 1,500 1,524

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 8/10/26 @ 100 ................ $ 76 $ 75
Series 2021-N1 , Class B , 1 .09% , 1/10/28 , Callable 8/10/26 @ 100 ................ 182 179
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 139 137
Series 2021-N1 , Class D , 1 .50% , 1/10/28 , Callable 8/10/26 @ 100 ................ 161 159
Series 2021-N2 , Class A2 , 0 .97% , 3/10/28 , Callable 5/10/27 @ 100 ............... 229 227
Series 2021-N2 , Class B , 0 .75% , 3/10/28 , Callable 5/10/27 @ 100 ................ 136 134
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 5/10/27 @ 100 ................ 134 131
Series 2021-N2 , Class D , 1 .27% , 3/10/28 , Callable 5/10/27 @ 100 ................ 239 234
Series 2021-N3 , Class A2 , 1 .11% , 6/12/28 , Callable 7/10/27 @ 100 ............... 1,051 1,032
Series 2021-N3 , Class B , 0 .66% , 6/12/28 , Callable 7/10/27 @ 100 ................ 257 250
Series 2021-N3 , Class C , 1 .02% , 6/12/28 , Callable 7/10/27 @ 100 ................ 130 127
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 1/25/28 @ 100 (a) ............. 5,000 5,243
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 12/25/27 @ 100 (a) ............ 643 659
Series 2024-1A , Class C , 5 .36% , 1/25/30 , Callable 12/25/27 @ 100 (a) ............. 2,000 2,049
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 12/25/27 @ 100 (a) ............. 2,340 2,405
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 12/25/27 @ 100 (a) ............. 4,028 4,168
Series 2024-3A , Class D , 5 .87% , 9/25/31 , Callable 2/25/28 @ 100 (a) .............. 2,750 2,825
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 2/25/28 @ 100 (a) ............. 700 718
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 1/25/28 @ 100 (a) .............. 500 503
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 1/25/28 @ 100 (a) .............. 713 715
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,192 1,197
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 800 804
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,500 1,507
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 134 136
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 1,582 1,627
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 2,294 2,359
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 7/15/27 @ 100 (a) .............. 1,800 1,819
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 3,000 3,048
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 3,000 3,059
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,000 2,028
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 6/15/29 @ 100 (a) .............. 1,112 1,111
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 927 926
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 651 650
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 7/15/26 @ 100 (a) .............. 314 315
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 2,000 2,011
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 100 102
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,000 4,069
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 1,895 1,924
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 4,886 5,022
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 5/15/27 @ 100 (a) .............. 1,000 1,028
Series 2024-2A , Class C , 6 .70% , 10/16/34 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,039
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 12/15/27 @ 100 (a) ............. 1,000 1,015
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 829 824
Series 2025-2A , Class C , 5 .38% , 3/17/36 , Callable 9/15/29 @ 100 (a) .............. 1,000 1,013
DT Auto Owner Trust , Series 2022-2A , Class D , 5 .46% , 3/15/28 , Callable 9/15/26 @ 100 (a) . 1,416 1,422
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 6/15/28 @ 100 (a) ............ 2,250 2,299
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 6/15/28 @ 100 (a) .............. 2,445 2,518
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,310 1,360
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 500 500
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000 2,017
Series 2023-1 , Class A3 , 5 .42% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 1,778 1,796
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 1/20/27 @ 100 (a) .............. 257 258
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 4,000 4,139
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000 2,037
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,528 2,608

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 9/20/28 @ 100 (a) ............. $ 2,000 $ 2,020
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 11/20/28 @ 100 (a) ............. 286 291
Exeter Automobile Receivables Trust , Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable
2/15/29 @ 100 ..................................................... 1,000 1,010
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 3/15/28 @ 100 (a) ............. 2,828 2,886
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,713 1,751
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 3/15/28 @ 100 (a) ............. 551 567
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 3/15/28 @ 100 (a) .............. 852 881
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 8/15/28 @ 100 (a) ............. 2,000 2,053
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 8/15/28 @ 100 (a) .............. 647 662
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 8/15/28 @ 100 (a) ............. 683 699
First Investors Auto Owner Trust ............................................
Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 11/15/27 @ 100 (a) ............ 3,000 3,102
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 8/15/30 @ 100 (a) ............. 2,222 2,223
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 2/15/26 @ 100 (a) ............... 1,066 1,066
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) ............... 1,662 1,645
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 1,571 1,576
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 3/15/26 @ 100 ................. 565 568
Ford Credit Auto Owner Trust ..............................................
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 850 833
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 839
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 3,000 3,063
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 7,400 7,521
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 1/15/27 @ 100 (a) ............... 162 162
Series 2023-1 , Class C , 5 .72% , 8/15/28 , Callable 1/15/27 @ 100 (a) ............... 2,000 2,007
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 7/15/27 @ 100 (a) ............... 714 718
Series 2024-1 , Class C , 5 .77% , 11/15/29 , Callable 7/15/27 @ 100 (a) .............. 1,000 1,009
Series 2024-1 , Class D , 6 .83% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,000 1,018
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 4/15/28 @ 100 (a) ............ 3,000 3,060
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,660 1,703
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 4/15/28 @ 100 (a) .............. 998 1,033
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,250 1,247
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 2/15/28 @ 100 (a) .............. 1,750 1,785
Series 2024-2A , Class B , 5 .77% , 11/15/28 (a) ............................... 1,333 1,341
Series 2024-3A , Class B , 5 .08% , 1/16/29 (a) ................................ 2,000 2,012
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 9/15/29 @ 100 (a) ............. 6,000 6,072
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 2,000 2,158
Series 2024-1A , Class B , 5 .32% , 3/15/30 (a) ................................ 875 888
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,027
Series 2024-2A , Class C , 5 .93% , 6/17/30 , Callable 2/15/29 @ 100 (a) .............. 2,000 2,052
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 12/15/28 @ 100 (a) ............ 2,279 2,299
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 10/15/28 @ 100 (a) ............. 1,806 1,838
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 10/15/28 @ 100 (a) ............. 1,950 1,996
GMF Floorplan Owner Revolving Trust .......................................
Series 2024-1A , Class B , 5 .33% , 3/15/29 (a) ................................ 2,000 2,025
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,409 1,448
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 1/15/28 @ 100 (a) ............. 4,500 4,572
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,200 1,220
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 1/15/28 @ 100 (a) .............. 1,929 1,972
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 1/15/28 @ 100 (a) .............. 1,641 1,690
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 1/15/27 @ 100 (a) .............. 125 125
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 1/15/27 @ 100 (a) .............. 4,000 4,020
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 1/15/27 @ 100 (a) ............... 3,000 3,031
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 1/15/27 @ 100 (a) .............. 2,625 2,664

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class B , 6 .22% , 6/25/27 (a) ................................ $ 833 $ 837
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 3,333 3,350
Huntington Bank Auto Credit-Linked Notes , Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable
11/20/29 @ 100 (a) .................................................. 1,275 1,282
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 10/15/28 @
100 ............................................................. 941 953
LAD Auto Receivables Trust ...............................................
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 9/15/26 @ 100 (a) .............. 387 387
Series 2022-1A , Class C , 6 .85% , 4/15/30 , Callable 9/15/26 @ 100 (a) .............. 2,000 2,019
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 1,622 1,626
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 1,811 1,837
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 5/15/27 @ 100 (a) .............. 1,400 1,426
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 9/15/27 @ 100 (a) ............. 1,820 1,872
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 11/15/27 @ 100 (a) ............. 614 624
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 5/15/28 @ 100 (a) .............. 762 769
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 7/15/28 @ 100 (a) .............. 2,000 2,030
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 7/15/28 @ 100 (a) .............. 3,000 3,051
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 7/15/28 @ 100 (a) .............. 4,000 4,074
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 10/15/27 @ 100 (a) .............. 2,000 2,007
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 10/15/27 @ 100 (a) .............. 4,000 4,036
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 10/15/27 @ 100 (a) .............. 2,500 2,524
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
9/15/28 @ 100 (a) ................................................... 2,500 2,534
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 1,138 1,142
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 4,000 4,027
Series 2023-1A , Class D , 8 .20% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 730 737
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 1/20/27 @ 100 (a) .............. 1,385 1,393
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 1/20/27 @ 100 (a) .............. 2,638 2,675
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 1/20/27 @ 100 (a) .............. 4,107 4,166
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 1/20/27 @ 100 (a) .............. 5,820 5,930
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 7/20/29 @ 100 (a) .............. 614 619
Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 7/20/29 @ 100 (a) .............. 1,000 1,006
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 2,000 2,007
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 650 652
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 950 953
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1 , Class B , 4 .42% , 9/25/30 (a) ................................. 1,182 1,185
Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) ................................. 602 597
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 7/15/27 @ 100 (a) ............. 1,690 1,740
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 8/15/27 @ 100 (a) ............. 2,775 2,832
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 8/15/27 @ 100 (a) .............. 2,000 2,062
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 8/15/27 @ 100 (a) .............. 2,250 2,338
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 8/15/27 @ 100 (a) ............. 4,500 4,737
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,029
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 3/15/29 @ 100 (a) .............. 1,214 1,225
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,860 1,880
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,001
Oscar US Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/26 @
100 (a) ........................................................... 222 222
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 2/10/26 @
100 (a) ........................................................... 1,361 1,352
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 654 649
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 2,000 2,010
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 1,361 1,361
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 1,833 1,835

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... $ 1,412 $ 1,416
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 1,000 1,012
Series 2024-A , Class C , 5 .20% , 9/16/30 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,011
Series 2024-A , Class D , 5 .78% , 9/15/32 , Callable 9/15/28 @ 100 (a) ............... 1,000 1,010
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 5/15/29 @ 100 (a) .............. 750 752
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 12/15/27 @ 100 (a) ............. 981 983
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 5/15/28 @ 100 (a) .............. 4,000 4,053
Series 2024-2A , Class B , 4 .56% , 2/15/29 , Callable 1/15/29 @ 100 (a) .............. 800 802
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @ 100 (a) .............. 529 538
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 408 413
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 12/15/27 @ 100 (a) ............. 1,855 1,884
Series 2024-A , Class D , 6 .11% , 6/15/32 , Callable 8/15/28 @ 100 (a) ............... 1,243 1,259
Series 2024-A , Class E , 7 .76% , 6/15/32 , Callable 8/15/28 @ 100 (a) ............... 1,243 1,261
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,279 1,289
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,617 1,630
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 592 596
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 1,607 1,608
SBNA Auto Receivables Trust , Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @
100 (a) ........................................................... 1,667 1,690
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,700 2,751
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 2,500 2,566
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 10/15/27 @ 100 (a) ............. 5,635 5,830
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 10/15/27 @ 100 (a) ............ 2,730 2,846
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,990 2,022
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 2,000 2,041
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 1,000 1,008
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 4/15/29 @ 100 (a) .............. 560 564
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 801 809
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 649 656
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 3/25/28 @ 100 (a) ............... 970 985
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 8/25/28 @ 100 (a) .............. 1,619 1,641
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 9/25/29 @ 100 (a) ............... 2,000 2,002
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 9/25/29 @ 100 (a) ............... 1,840 1,842
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 9/25/29 @ 100 (a) ............... 2,507 2,512
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 8/20/27 @ 100 (a) .............. 2,709 2,778
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 2/20/28 @ 100 (a) .............. 1,260 1,288
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 2/20/28 @ 100 (a) .............. 1,500 1,543
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 5/20/28 @ 100 (a) .............. 1,857 1,903
Series 2024-3A , Class A4 , 4 .60% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............ 1,000 1,013
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 8/20/28 @ 100 (a) ............. 1,000 1,014
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 2/20/26 @ 100 (a) ............... 1,472 1,472
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 1,000 1,006
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 7/20/26 @ 100 (a) ............... 1,000 1,007
Series 2024-B , Class B , 5 .11% , 8/21/28 , Callable 12/20/26 @ 100 (a) .............. 2,083 2,100
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 7/20/27 @ 100 (a) .............. 1,500 1,528
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 7/20/27 @ 100 (a) ............... 1,950 1,997
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 833 840
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
12/25/28 @ 100 (a) .................................................. 2,427 2,438
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 2,232 2,253
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 2/10/28 @ 100 (a) ............... 4,000 4,011
Series 2026-1 , Class B , 4 .63% , 5/10/29 , Callable 4/10/29 @ 100 (a) ............... 1,000 1,000
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 3/15/28 @ 100 (a) 1,400 1,421

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 10/15/27 @ 100 (a) ............ $ 629 $ 630
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 10/15/27 @ 100 (a) ........... 2,000 2,022
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 3,133 3,194
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 2,500 2,571
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 9/15/28 @ 100 (a) ............... 2,301 2,336
Series 2024-A , Class A3 , 5 .62% , 12/15/28 (a) ............................... 729 732
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............... 750 757
Series 2024-A , Class C , 6 .44% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............... 1,000 1,021
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 2,544 2,542
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,214 3,222
Westlake Automobile Receivables Trust .......................................
Series 2022-3A , Class C , 6 .44% , 12/15/27 , Callable 9/15/26 @ 100 (a) ............. 477 478
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 3,000 3,113
Series 2023-P1 , Class C , 6 .44% , 6/15/27 , Callable 9/15/26 @ 100 (a) .............. 1,200 1,205
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,007
Series 2024-3A , Class C , 4 .92% , 11/15/29 , Callable 2/15/28 @ 100 (a) ............. 1,000 1,009
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 7/15/28 @ 100 (a) .............. 625 632
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 1,000 1,014
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 6/15/28 @ 100 (a) ............. 1,000 1,019
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 305 307
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,345 1,362
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 3,333 3,383
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 2,769 2,849
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 3,644 3,756
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 2,625 2,682
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 833 844
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 2,000 2,029
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 2,056 2,089
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 2/15/27 @
100 ............................................................. 2,750 2,779
465,234
ABS Card (0.8%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 2,000 2,081
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 1,890 1,896
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 789 794
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 903 907
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 1,250 1,242
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,774 1,796
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 1,111 1,119
Golden Credit Card Trust , Series 2021-1A , Class A , 1 .14% , 8/15/28 (a) ................. 5,000 4,926
Master Credit Card Trust II , Series 2023-3A , Class C , 7 .08% , 10/21/30 (a) .............. 1,500 1,577
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 800 814
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,015
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 1,500 1,531
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 1,273 1,275
20,973
ABS Other (12.7%):
AFG ABS I LLC , Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 12/15/26 @ 100 (a) ..... 1,311 1,324
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 2/15/26
@ 100 (a) ......................................................... 5,500 5,420
AMSR Trust ..........................................................
Series 2021-SFR1 , Class A , 1 .95% , 6/17/38 (a) (b) ............................ 2,000 1,896
Series 2021-SFR1 , Class B , 2 .15% , 6/17/38 (a) (b) ............................ 2,000 1,888
Series 2021-SFR1 , Class C , 2 .35% , 6/17/38 (a) (b) ............................ 1,200 1,135
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 6/20/26 @ 100 (a) ............. 95 96

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A , Class B , 5 .65% , 10/20/28 , Callable 6/20/26 @ 100 (a) ............. $ 2,000 $ 2,007
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 762
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 1,966 2,011
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 500 518
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 1,912 1,941
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 12/20/27 @ 100 (a) ............. 2,722 2,768
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,016
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 1,000 1,016
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 4/20/28 @ 100 (a) ............... 1,500 1,505
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 4/20/28 @ 100 (a) ............... 1,000 998
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 4/20/28 @ 100 (a) ............... 1,000 1,002
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 4/20/28 @ 100 (a) ............... 1,375 1,402
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............. 3,000 3,039
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 1,239 1,266
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,200 1,239
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,043
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @ 100 (a) ............. 2,000 2,035
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 614 633
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 750 777
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 3,000 3,140
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 1,551 1,559
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 1/15/27 @
100 (a) ........................................................... 318 321
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 6/15/27 @ 100 (a) .............. 851 859
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 6/15/27 @ 100 (a) .............. 903 918
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 657 656
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 1,787 1,740
Capteris Equipment Finance LLC , Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 3/20/29
@ 100 (a) ......................................................... 2,053 2,088
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 2/15/26 @ 100 (a) ..... 2,764 2,713
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 2,808 2,825
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 2,010 2,029
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 9/14/26 @ 100 (a) ............... 3,556 3,597
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 3,250 3,347
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 1,300 1,345
Series 2024-1 , Class C , 5 .22% , 3/15/32 , Callable 3/14/28 @ 100 (a) ............... 2,000 2,033
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,087 1,097
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 2/14/29 @ 100 (a) ............... 1,221 1,221
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 316 265
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 2/15/26 @ 100 (a) ............. 2,787 2,260
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 1,170 1,175
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 2/20/28 @ 100 (a) .............. 585 588
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 4,500 4,519
CNH Equipment Trust , Series 2022-A , Class A3 , 2 .94% , 7/15/27 , Callable 7/15/26 @ 100 ... 105 105
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 364 367
Crossroads Asset Trust ...................................................
Series 2024-A , Class A2 , 5 .90% , 8/20/30 , Callable 2/20/28 @ 100 (a) .............. 981 991
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 2/20/28 @ 100 (a) ............... 2,518 2,570
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 2/20/28 @ 100 (a) ............... 1,500 1,551
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. 455 461

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. $ 2,790 $ 2,737
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 2,694 2,741
Dell Equipment Finance Trust ..............................................
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 3/22/26 @ 100 (a) ............... 1,100 1,102
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 3/22/26 @ 100 (a) ............... 2,283 2,289
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 1,235 1,242
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 1,350 1,367
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 1,464 1,483
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 5/22/27 @ 100 (a) ............... 1,000 1,009
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 5/22/27 @ 100 (a) ............... 1,118 1,127
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 12/22/27 @ 100 (a) .............. 629 640
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 6/22/28 @ 100 (a) ............... 2,000 2,000
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 2/15/27 @ 100 (a) .............. 154 155
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ............... 5,430 5,517
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 2/15/27 @ 100 (a) ............... 600 626
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 9/15/27 @ 100 (a) ............... 3,000 3,040
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 9/15/27 @ 100 (a) ............... 1,666 1,763
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 1/15/29 @ 100 (a) ............... 1,000 1,009
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 1/15/29 @ 100 (a) ............... 1,000 1,013
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 1/15/29 @ 100 (a) ............... 2,000 2,024
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 11/15/29 @ 100 (a) .............. 585 585
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable 2/20/26 @ 100 (a) .............. 3,333 3,246
Series 2021-1A , Class B , 2 .36% , 4/15/49 , Callable 2/20/26 @ 100 (a) .............. 3,000 2,930
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 2/20/26 @ 100 (a) . 3,273 3,162
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 8/20/27 @ 100 (a) ............. 1,447 1,462
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 10/20/28 @ 100 (a) ............ 2,087 2,122
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,020
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 1,290 1,333
DLLMT LLC ..........................................................
Series 2023-1A , Class A3 , 5 .34% , 3/22/27 , Callable 2/20/27 @ 100 (a) ............. 658 661
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 2/20/27 @ 100 (a) ............. 1,143 1,153
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. 1,406 1,433
FirstKey Homes Trust ....................................................
Series 2021-SFR1 , Class B , 1 .79% , 8/17/38 (a) (b) ............................ 3,000 2,956
Series 2021-SFR1 , Class C , 1 .89% , 8/17/38 (a) (b) ............................ 3,000 2,955
Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............................ 2,308 2,267
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 981
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,750 1,715
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 2/25/26 @ 100 (a) ... 2,286 2,255
Ford Credit Floorplan Master Owner Trust A , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) .... 1,597 1,603
FRTKL , Series 2021-SFR1 , Class B , 1 .72% , 9/17/38 (a) (b) ......................... 1,500 1,474
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 3/20/27 @ 100 (a) .............. 654 674
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 3/20/27 @ 100 (a) .............. 1,200 1,261
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 3/20/27 @ 100 (a) .............. 800 841
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 1,500 1,520
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,505
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 650 663
Series 2024-2 , Class B , 5 .23% , 5/15/31 , Callable 10/15/28 @ 100 (a) .............. 1,000 1,022
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 2,000 2,020
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 2,023
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 1,500 1,513
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 3,838 3,879
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 1/20/28 @ 100 (a) .............. 2,343 2,383
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 4/20/29 @ 100 (a) .............. 1,654 1,665
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 4/20/29 @ 100 (a) .............. 2,000 2,007

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. $ 748 $ 746
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 4/15/28 @ 100 . 1,100 1,126
Kubota Credit Owner Trust ................................................
Series 2023-2A , Class A4 , 5 .23% , 6/15/28 , Callable 3/15/27 @ 100 (a) ............. 1,500 1,523
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 3/15/28 @ 100 (a) ............. 1,300 1,335
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 4,141 4,157
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27 @ 100 (a) ............. 2,596 2,634
Series 2024-1A , Class A3 , 4 .76% , 8/18/31 , Callable 6/16/28 @ 100 (a) ............. 1,000 1,011
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 4/16/29 @ 100 (a) ............. 2,739 2,762
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 1,984 1,977
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 375 375
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 2,112 2,138
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 1,500 1,537
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 11/13/29 @ 100 (a) ............. 1,100 1,134
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 12/15/28 @ 100 (a) .. 2,454 2,474
MVW LLC ...........................................................
Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 3/20/27 @ 100 (a) ............ 332 320
Series 2021-1WA , Class B , 1 .44% , 1/22/41 , Callable 3/20/27 @ 100 (a) ............ 347 336
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 2/20/26 @ 100 (a) ............. 4,516 3,793
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 2/20/26 @ 100 (a) ............. 1,466 925
NMEF Funding LLC ....................................................
Series 2022-B , Class B , 7 .12% , 6/15/29 , Callable 7/15/26 @ 100 (a) ............... 786 790
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 2,500 2,538
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 4/15/28 @ 100 (a) ............. 1,446 1,455
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 4/15/28 @ 100 (a) .............. 3,535 3,575
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 4/15/28 @ 100 (a) .............. 1,250 1,281
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 3,309 3,353
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 6,482 6,635
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 2/15/29 @ 100 (a) ............... 1,579 1,591
NP SPE II LLC , Series 2017-1A , Class A1 , 3 .37% , 10/21/47 (a) ...................... 913 903
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 2,110 1,725
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 2/14/26
@ 100 (a) ......................................................... 5,500 5,555
Pawnee Equipment Receivables LLC , Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 7/15/26
@ 100 (a) ......................................................... 1,301 1,302
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 1/20/28 @ 100 (a) ............ 2,500 2,545
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 1/20/28 @ 100 (a) ............. 2,500 2,555
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............ 1,429 1,439
Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable 7/20/27 @ 100 (a) ............. 2,239 2,251
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 9/20/28 @ 100 (a) ............. 1,675 1,703
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 1,529 1,555
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 9/20/28 @ 100 (a) .............. 1,800 1,835
Series 2026-1A , Class B , 4 .75% , 7/20/33 , Callable 7/20/29 @ 100 (a) .............. 1,500 1,503
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 7/20/29 @ 100 (a) .............. 1,500 1,504
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 11/15/26 @ 100 (a) ............ 1,254 1,262
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 11/15/26 @ 100 (a) ............ 1,994 2,015
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 11/15/26 @ 100 (a) ............ 1,250 1,274
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 546 552
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 2,195 2,217
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 7/15/28 @ 100 (a) .............. 1,680 1,695
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 7/15/28 @ 100 (a) .............. 2,353 2,397
Progress Residential Trust .................................................
Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) (b) ............................ 2,400 2,372
Series 2021-SFR5 , Class C , 1 .81% , 7/17/38 (a) (b) ............................ 1,500 1,483
Series 2021-SFR6 , Class B , 1 .75% , 7/17/38 , Callable 7/17/26 @ 100 (a) (b) .......... 2,813 2,780
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 1,000 987

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 9/20/29 @ 100 (a) .............. $ 857 $ 872
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 9/20/29 @ 100 (a) .............. 4,863 5,012
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 9/20/31 @ 100 (a) ............ 400 409
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,250 1,277
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,500 1,543
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,705 1,706
Stack Infrastructure Issuer LLC , Series 2023-1A , Class A2 , 5 .90% , 3/25/48 , Callable 3/25/26
@ 100 (a) ......................................................... 1,750 1,753
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 3,000 2,951
Tricon Residential Trust ..................................................
Series 2022-SFR1 , Class B , 4 .20% , 4/17/39 (a) (b) ............................ 1,000 994
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (b) ........ 862 855
Trinity Rail Leasing LLC , Series 2019-2A , Class A1 , 2 .39% , 10/18/49 , Callable 2/17/26 @
100 (a) ........................................................... 270 268
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 4,861 4,993
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 1,077 1,107
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,473
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 1,000 990
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 2,159 2,183
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 167 170
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 818 831
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 2,000 2,046
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 749 772
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 6/12/28 @ 100 (a) ............ 1,123 1,142
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 6/12/28 @ 100 (a) ............. 525 539
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 6/12/28 @ 100 (a) ............. 437 452
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 6/12/28 @ 100 (a) ............. 388 407
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 6/12/29 @ 100 (a) ............. 522 528
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 6/12/29 @ 100 (a) .............. 709 735
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 2,000 2,047
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 833 847
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 2,466 2,504
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,875 1,902
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 700 700
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 1,500 1,500
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 7/24/28 @ 100 (a) ...... 2,462 2,475
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 3/15/28 @ 100 (a) ............ 667 670
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 3/15/28 @ 100 (a) ............. 2,500 2,515
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 12/15/28 @ 100 (a) ........... 4,000 4,050
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 2,189 2,207
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,751 1,768
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,000 1,019
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 379 379
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 2/20/29 @ 100 (a) .............. 1,000 1,007
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 4,000 4,070
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 2,000 2,036
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,027
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 1,167 1,203
344,114

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Agency ABS Other (0.0%):(c)
Nelnet Student Loan Trust , Series 2005-3 , Class B , 4 .62% ( SOFR90A + 54 bps ) , 9/22/37 ,
Callable 3/22/26 @ 100 (d) ............................................ $ 1,048 $ 1,031
Total Asset-Backed Securities (Cost $822,446)
a
a
a
831,352
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/26 @
100 (a) ........................................................... 1,000 1,000
Palmer Square Loan Funding Ltd. ...........................................
Series 2024-1A , Class A1 , 4 .72% ( TSFR3M + 105 bps ) , 10/15/32 , Callable 4/15/26 @
100 (a) (d) ......................................................... 613 613
Series 2024-3A , Class A2 , 5 .51% ( TSFR3M + 165 bps ) , 8/8/32 , Callable 2/8/26 @
100 (a) (d) ......................................................... 1,000 999
2,612
Total Collateralized Loan Obligations (Cost $2,607)
a
a
a
2,612
Collateralized Mortgage Obligations (4.6%)
Agency CMO Other (1.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,033 2,065
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 3,124 3,123
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 3,883 3,923
Federal National Mortgage Association .......................................
Series 2012-104 , Class HC , 1 .25% , 9/25/27 ................................ 52 51
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,132 1,144
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,806 1,819
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 2,407 2,418
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,880 1,879
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,547 1,573
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,107 1,120
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,540 1,550
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 1,658 1,660
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,562 1,577
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,655 1,667
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 7,212 7,224
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,947 1,908
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 487 483
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 864 869
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 1,939 1,921
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 3,429 3,403
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 1,861 1,866
43,243
Commercial MBS (3.0%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (d) .......... 2,500 2,520
Series 2025-OANA , Class B , 5 .52% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (d) .......... 2,000 2,016
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (b) (e) .......................... 1,259 1,275
Series 2025-1345 , Class A , 5 .28% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (d) ............ 1,250 1,256
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .33% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (d) .......... 2,500 2,506
Series 2025-ATRM , Class B , 5 .78% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (d) .......... 2,277 2,272
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (e) ................ 2,000 1,957
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .88% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (d) .................................................... 1,906 1,904
BPR Trust ............................................................
Series 2021-TY , Class A , 4 .85% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) (d) ............. 3,731 3,728
Series 2021-TY , Class B , 4 .95% ( TSFR1M + 126 bps ) , 9/15/38 (a) (b) (d) ............. 750 749

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-TY , Class C , 5 .50% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) (d) ............. $ 2,712 $ 2,710
Series 2021-TY , Class D , 6 .15% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) (d) ............. 1,313 1,312
BX Commercial Mortgage Trust , Series 2025-COPT , Class A , 5 .43% ( TSFR1M + 175 bps ) ,
8/15/42 (a) (b) (d) .................................................... 1,538 1,543
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (b) ............................ 500 503
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 2,750 2,741
Series 2025-GW , Class A , 5 .28% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (d) ............ 3,000 3,010
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (d) ........... 2,299 2,298
Series 2025-VOLT , Class A , 5 .38% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (d) .......... 1,500 1,507
Series 2025-VOLT , Class B , 5 .78% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (d) .......... 1,474 1,481
COMM Mortgage Trust , Series 2012-CR4 , Class XA , 1 .14% , 10/15/45 , Callable 2/15/26 @
100 (b) (e) ......................................................... 10,719 181
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .42% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(d) ............................................................. 2,000 1,997
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) ........................... 11,481 10,131
Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) (e) .......................... 2,400 2,401
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 5,000 4,955
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (e) .......................... 1,326 1,374
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 1,926 1,938
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .91% , 10/15/42 (a) (b) (e) .. 1,364 1,372
Manhattan West Mortgage Trust , Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (e) ...... 4,000 3,861
MILE Trust , Series 2025-STNE , Class A , 5 .18% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (d) ..... 3,000 3,004
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .23% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (d) .................................................... 3,250 3,257
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 2,357 2,428
SHR Trust , Series 2024-LXRY , Class A , 5 .63% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (d) ..... 2,105 2,113
SREIT Trust , Series 2021-MFP2 , Class C , 5 .17% ( TSFR1M + 149 bps ) , 11/15/36 (a) (b) (d) .... 2,000 2,000
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (d) .................................................... 3,000 2,977
81,277
Private CMO Other (0.0%):(c)
Sequoia Mortgage Trust , Series 2013-5 , Class A2 , 3 .00% , 5/25/43 , Callable 2/25/26 @
100 (a) (e) ......................................................... 443 405
Total Collateralized Mortgage Obligations (Cost $125,047)
a
a
a
124,925
Shares
Preferred Stocks (0.2%)
Financials (0.2%):
Citigroup Capital XIII , 10 .30% ( TSFR3M + 663 bps ) , 10/30/40 (d) ..................... 200,000 5,998
Total Preferred Stocks (Cost $5,470)
a
a
a
5,998
Principal Amount
(000)
Corporate Bonds (39.5%)
Communication Services (0.5%):
AT&T, Inc. , 4 .40% , 4/30/31 , Callable 3/30/31 @ 100 ............................. 3,000 3,000
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... 2,000 2,086
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 3/6/26 @ 101.69 (a) ...... 2,375 2,386
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 1,750 1,722
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 3/6/26 @ 100 ............................. 1,500 1,489
T-Mobile USA, Inc. , 4 .75% , 2/1/28 .......................................... 2,641 2,641
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 948 941
14,265
Consumer Discretionary (1.8%):
AutoNation, Inc. , 4 .45% , 1/15/29 , Callable 12/15/28 @ 100 ........................ 2,000 2,003

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. $ 2,000 $ 2,022
4 .30% , 8/12/27 (a) .................................................. 2,000 2,010
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 2,000 2,033
eBay, Inc. , 4 .25% , 3/6/29 , Callable 2/6/29 @ 100 ................................ 2,000 2,008
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 2,000 2,035
5 .05% , 4/4/28 ..................................................... 3,000 3,059
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 2,000 2,032
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 .................... 2,600 2,600
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 2,000 2,038
Las Vegas Sands Corp. , 5 .90% , 6/1/27 , Callable 5/1/27 @ 100 ....................... 2,100 2,139
Mattel, Inc.
5 .88% , 12/15/27 , Callable 3/6/26 @ 100 (a) ................................ 7,250 7,260
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 4,307 4,348
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 2,000 2,050
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,875 1,885
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,500 2,521
4 .45% , 9/11/27 (a) ................................................... 2,000 2,007
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 2,000 2,097
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) (f) ............................... 2,000 2,046
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 625 636
48,829
Consumer Staples (1.9%):
7-Eleven, Inc. , 0 .95% , 2/10/26 (a) ........................................... 2,400 2,398
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 4,000 4,182
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 .................. 2,000 2,065
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4 .75% , 1/15/29 , Callable 3/6/26 @ 101.19 (a) ............................... 2,000 1,979
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,111 1,125
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 1,091 1,129
Keurig Dr. Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 3,000 3,063
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 3,000 3,022
McCormick & Co., Inc. , 0 .90% , 2/15/26 ...................................... 4,988 4,982
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 5,000 5,092
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 3,000 3,094
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 4,156 4,153
Sodexo, Inc.
5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) ................................ 3,000 3,070
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,723
Sysco Corp. , 5 .10% , 9/23/30 , Callable 8/23/30 @ 100 ............................. 3,000 3,092
The Campbell's Company , 5 .20% , 3/19/27 ..................................... 2,000 2,025
The J.M. Smucker Co. , 5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................... 2,000 2,094
The Kroger Co. , 3 .50% , 2/1/26 ............................................. 1,905 1,905
51,193
Energy (2.5%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 3/6/26 @ 101.27 (a) .................. 4,500 4,568
APA Corp. , 7 .75% , 12/15/29 ............................................... 2,650 2,940
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 3/6/26 @ 104.19 (a) ................ 2,000 2,078
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 53 53
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 2,000 2,083
Devon Energy Corp. , 5 .25% , 10/15/27 , Callable 2/14/26 @ 100 ...................... 13,330 13,327
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (g) ..................... 5,667 5,691
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (d) (g) ...................... 2,300 2,374
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 2/19/26 @ 100 ....................... 2,587 2,588
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 (f) .................. 1,750 1,581
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 3/6/26 @ 103 (a) ....... 2,333 2,299
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 2,000 2,059

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
NuStar Logistics LP , 6 .00% , 6/1/26 , Callable 3/1/26 @ 100 ......................... $ 4,150 $ 4,155
ONEOK, Inc.
4 .25% , 9/24/27 , Callable 8/24/27 @ 100 .................................. 2,000 2,007
5 .63% , 1/15/28 , Callable 7/15/27 @ 100 (a) ................................ 2,700 2,755
Permian Resources Operating LLC , 8 .00% , 4/15/27 , Callable 3/6/26 @ 102 (a) ........... 2,613 2,639
Sunoco LP
5 .88% , 7/15/27 , Callable 3/6/26 @ 100 (a) ................................. 700 701
5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) .............................. 500 503
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 3/6/26 @ 100 ................................... 978 979
5 .50% , 3/1/30 , Callable 2/14/26 @ 102.75 ................................. 1,750 1,783
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 3,000 3,089
Western Midstream Operating LP
4 .65% , 7/1/26 , Callable 4/1/26 @ 100 .................................... 4,016 4,018
4 .75% , 8/15/28 , Callable 5/15/28 @ 100 .................................. 3,000 3,038
67,308
Financials (16.2%):
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (d) (f) (g) .................... 4,115 4,093
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (d) .................... 4,611 4,863
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (d) (g) ......... 12,750 12,599
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 2,000 2,006
4 .55% , 7/9/27 ..................................................... 1,000 1,009
American National Global Funding
4 .63% , 12/15/28 (a) .................................................. 3,487 3,500
5 .55% , 1/28/30 (a) .................................................. 1,705 1,753
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 3,000 3,104
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,550 1,366
Antares Holdings LP
3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ................................ 815 812
2 .75% , 1/15/27 , Callable 12/15/26 @ 100 (a) (f) .............................. 1,700 1,665
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 2,500 2,558
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 2,000 2,060
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 1,000 994
Apollo Global Management, Inc. , 4 .60% , 1/15/31 , Callable 12/15/30 @ 100 ............. 2,500 2,512
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,911 1,910
Ares Capital Corp. , 2 .15% , 7/15/26 , Callable 6/15/26 @ 100 ........................ 3,700 3,662
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (d) (f) (h) ...... 2,500 2,580
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 6,000 6,049
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 4,500 4,522
Bank of America Corp.
6 .13% ( H15T5Y + 323 bps ) , Callable 4/27/27 @ 100 (d) (g) ...................... 1,834 1,857
6 .30% ( TSFR3M + 481 bps ) , Callable 3/10/26 @ 100 (d) (g) ...................... 3,500 3,504
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 9,158 9,015
Block, Inc. , 2 .75% , 6/1/26 , Callable 5/1/26 @ 100 ............................... 7,469 7,426
Blue Owl Capital Corp. , 3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................... 2,200 2,188
Blue Owl Credit Income Corp. , 7 .75% , 9/16/27 , Callable 8/16/27 @ 100 ............... 2,677 2,784
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 2,000 2,020
Brown & Brown, Inc.
4 .60% , 12/23/26 .................................................... 500 503
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,636 1,657
Capital One Financial Corp.
3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (d) (g) ....................... 750 744
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 2,000 1,997
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (d) ...................... 2,000 2,049
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (d) ...................... 1,000 1,047
Citigroup, Inc. , 6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (d) (g) .............. 8,250 8,296
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (d) ............ 1,000 1,007
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (d) (g) .... 2,500 2,488
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,845 1,994

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... $ 2,500 $ 2,554
4 .88% , 12/10/27 (a) .................................................. 2,000 2,024
4 .38% , 9/8/28 (a) ................................................... 1,000 1,002
4 .95% , 9/9/29 (a) ................................................... 1,953 1,986
4 .70% , 12/11/30 (a) .................................................. 1,750 1,749
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 6,090 6,090
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 5,150 5,398
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 4,500 4,593
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 5,250 5,203
Fifth Third Bancorp , 4 .57% ( SOFR + 95 bps ) , 4/29/32 , Callable 4/29/31 @ 100 (d) ......... 1,000 999
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,223 2,294
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (d) ........... 3,000 3,089
First Maryland Capital I , 4 .93% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 3/6/26 @ 100 (d) .... 1,650 1,636
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 3,000 3,017
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 1,987
Flagstar Bank NA , 6 .93% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 5/6/26 @ 100 (d) ......... 2,242 2,166
Ford Motor Credit Co. LLC
6 .95% , 3/6/26 , Callable 2/6/26 @ 100 .................................... 1,600 1,600
5 .13% , 11/5/26 ..................................................... 2,000 2,010
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000 1,006
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 2,000 1,895
Fulton Financial Corp. , 6 .00% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/26 @ 100 (d) .... 10,868 10,787
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 2,390 2,399
Global Payments, Inc. , 4 .50% , 11/15/28 , Callable 10/15/28 @ 100 .................... 3,250 3,264
Goldman Sachs Private Credit Corp. , 5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ........ 1,700 1,702
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 3,000 3,076
HAT Holdings I LLC/HAT Holdings II LLC
3 .38% , 6/15/26 , Callable 3/15/26 @ 100 (a) ................................ 1,764 1,755
8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) ................................ 4,600 4,768
Hercules Capital, Inc. , 2 .63% , 9/16/26 , Callable 8/16/26 @ 100 ...................... 4,983 4,921
Horace Mann Educators Corp.
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 4,000 4,279
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 5,250 5,231
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 6,966 6,803
HSB Group, Inc. , 4 .84% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 3/6/26 @ 100 (d) .......... 2,750 2,696
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (d) (g) .... 4,967 4,893
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 2,000 2,006
5 .68% , 6/26/28 , Callable 5/26/28 @ 100 (a) ................................ 1,000 1,033
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 5,000 5,142
JPMorgan Chase & Co. , 4 .35% ( SOFR + 84 bps ) , 1/22/32 , Callable 1/22/31 @ 100 (d) ....... 2,000 1,995
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 2,020 1,805
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 6,701 6,213
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (d) (g) .................. 2,500 2,492
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 3/6/26 @ 100 (a) .................................. 500 497
7 .00% , 7/15/31 , Callable 7/15/27 @ 103.5 (a) ............................... 2,500 2,654
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 1,900 1,935
M T Bank Corp. , 7 .30% ( H15T5Y + 317 bps ) (d) (g) ................................ 6,000 6,000
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 3,500 3,471
Mercedes-Benz Finance North America LLC , 4 .65% , 4/1/27 (a) ...................... 1,250 1,261
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 2/19/26 @ 100 .................... 6,450 6,445
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 1,000 1,053
Morgan Stanley
4 .13% ( SOFR + 91 bps ) , 10/18/29 , Callable 10/18/28 @ 100 (d) ................... 1,500 1,498
4 .24% ( SOFR + 80 bps ) , 1/9/30 , Callable 1/9/29 @ 100 (d) ....................... 1,500 1,505
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (d) ..... 3,500 3,548
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 2,500 2,488

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 3/6/26 @ 100 (a) .................................. $ 4,216 $ 4,197
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 3,296 3,229
5 .30% , 9/13/27 (a) .................................................. 1,500 1,504
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 3,500 3,607
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 4,250 4,407
Northern Trust Corp. , 4 .60% ( TSFR3M + 346 bps ) , Callable 10/1/26 @ 100 (d) (g) .......... 394 393
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 5,250 5,245
Pinnacle Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 4,000 4,086
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) ............... 6,688 7,020
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 3/6/26 @ 102.09 (a) ....................... 2,398 2,421
Principal Life Global Funding II
4 .60% , 8/19/27 (a) .................................................. 2,500 2,524
4 .45% , 1/13/31 (a) .................................................. 6,400 6,389
Protective Life Corp. , 4 .70% , 1/15/31 , Callable 12/15/30 @ 100 (a) ................... 3,000 3,005
Radian Group, Inc. , 6 .20% , 5/15/29 , Callable 4/15/29 @ 100 ........................ 3,245 3,408
Reliance Standard Life Global Funding II , 1 .51% , 9/28/26 (a) ........................ 1,000 983
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 3,000 3,056
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 842 852
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 2,000 2,012
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 3/6/26 @
100 (a) ........................................................... 10,440 10,301
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 3,000 3,049
Sixth Street Specialty Lending, Inc. , 6 .95% , 8/14/28 , Callable 7/14/28 @ 100 ............ 1,165 1,219
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 3/6/26 @ 100 (a) ............... 1,622 1,611
Stellantis Finance US, Inc. , 5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................ 1,250 1,276
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 1,000 1,014
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 5,000 4,514
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 263 273
Synchrony Financial
3 .70% , 8/4/26 , Callable 5/4/26 @ 100 .................................... 1,000 997
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 2,816 2,803
5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (d) ................. 1,000 1,036
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (d) . 8,756 8,699
The Bank of New York Mellon Corp.
3 .70% ( H15T5Y + 335 bps ) , Callable 3/20/26 @ 100 (d) (g) ...................... 4,500 4,490
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (d) .................... 2,000 2,056
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (d) (g) ....... 9,250 9,209
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (d) 1,000 1,011
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (d) (g) ...................... 8,250 8,121
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (d) (g) ...................... 830 843
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,008
5 .25% , 9/11/28 ..................................................... 2,000 2,068
4 .80% , 5/15/30 .................................................... 2,000 2,048
Truist Bank , 4 .14% ( SOFR + 91 bps ) , 10/23/29 , Callable 10/23/28 @ 100 , MTN (d) ......... 1,000 999
Truist Financial Corp. , 4 .78% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 3/6/26 @ 100 (d) (f) ..... 5,000 4,972
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (d) (f) (g) .................... 6,800 6,807
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 4,250 4,242
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 4,500 4,671
Wells Fargo & Co. , 3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (d) (g) ............ 11,800 11,784
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (d) .. 500 488
Western Alliance Bank , 6 .54% ( H15T5Y + 285 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (d) ... 3,000 3,034
440,087
Health Care (2.1%):
Association of American Medical Colleges , 2 .39% , 10/1/26 ......................... 4,275 4,230
Baxter International, Inc. , 4 .45% , 2/15/29 , Callable 1/15/29 @ 100 ................... 1,458 1,462
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 2/19/26 @ 100.71 (a) . 4,000 3,949
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 4,000 3,980
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 5,681 5,286
Duke University Health System, Inc. , 2 .26% , 6/1/26 .............................. 700 695

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... $ 2,000 $ 2,061
HCA, Inc.
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,500 1,528
4 .30% , 11/15/30 , Callable 10/15/30 @ 100 ................................. 2,000 1,989
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 3,000 3,077
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 4,351 3,953
Highmark, Inc. , 1 .45% , 5/10/26 , Callable 4/10/26 @ 100 (a) ......................... 8,559 8,486
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 3,448 3,533
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 , Callable 3/6/26 @ 100 (a) ................. 1,600 1,590
Premier Health Partners , 2 .91% , 11/15/26 , Callable 5/15/26 @ 100 ................... 1,735 1,713
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 1,613 1,636
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 1,163 1,205
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 2,000 2,012
Utah Acquisition Sub, Inc. , 3 .95% , 6/15/26 , Callable 3/15/26 @ 100 .................. 4,551 4,544
56,929
Industrials (4.5%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 3,000 3,041
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 1,970 1,962
4 .00% , 9/22/27 .................................................... 1,237 1,223
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 3/6/26 @ 100 (a) 1,500 1,481
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 2/19/26 @ 100 (a) .................... 5,381 5,379
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 392 382
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 2,000 2,050
CRH America Finance, Inc. , 4 .40% , 2/9/31 , Callable 1/9/31 @ 100 ................... 2,000 2,001
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 3,356 3,239
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 9,084 9,151
FedEx Freight Holding Co., Inc. , 4 .30% , 3/15/29 , Callable 2/15/29 @ 100 (a) ............ 2,000 2,002
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 1,500 1,494
Georgia-Pacific LLC , 4 .40% , 6/30/28 , Callable 5/30/28 @ 100 (a) .................... 2,000 2,021
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 3,300 3,392
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 6,093 6,360
JB Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 .............. 2,000 2,045
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 3,792 3,858
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 (a) ......................... 4,453 4,491
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 1,905 1,993
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 3,000 3,011
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 2,000 2,059
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 3,000 3,036
Regal Rexnord Corp. , 6 .05% , 2/15/26 ........................................ 16,808 16,814
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 3,000 3,097
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 10,000 9,925
RXO, Inc. , 7 .50% , 11/15/27 , Callable 2/14/26 @ 101.88 (a) ......................... 1,100 1,121
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 3,000 3,082
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 3,000 3,101
Southwest Airlines Co.
5 .13% , 6/15/27 , Callable 4/15/27 @ 100 .................................. 1,194 1,209
4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 3,016
The Boeing Co. , 2 .20% , 2/4/26 ............................................. 3,916 3,916
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 3,000 3,162
United Airlines Pass Through Trust , 5 .88% , 10/15/27 ............................. 918 939
United Airlines, Inc. , 4 .38% , 4/15/26 , Callable 3/6/26 @ 100 (a) ...................... 4,750 4,747
XPO, Inc. , 6 .25% , 6/1/28 , Callable 2/14/26 @ 103.13 (a) ........................... 3,289 3,350
123,150
Information Technology (1.6%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 4,000 4,113
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 3,703 3,660

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... $ 2,500 $ 2,535
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 999
Gartner, Inc. , 4 .95% , 3/20/31 , Callable 2/20/31 @ 100 ............................ 2,000 2,007
Hewlett Packard Enterprise Co.
4 .45% , 9/25/26 .................................................... 2,500 2,508
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 2,000 2,003
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 3,000 3,120
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,031
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,028
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 5,000 4,983
4 .45% , 9/26/30 , Callable 8/26/30 @ 100 .................................. 2,000 1,952
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 ..................... 5,000 4,964
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 3,000 3,023
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 2,000 2,026
TD SYNNEX Corp. , 4 .30% , 1/17/29 , Callable 12/17/28 @ 100 ...................... 1,500 1,499
43,451
Materials (1.7%):
Amcor Flexibles North America, Inc. , 4 .80% , 3/17/28 ............................. 2,000 2,029
AptarGroup, Inc. , 4 .75% , 3/30/31 , Callable 2/28/31 @ 100 ......................... 3,000 3,016
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 5,000 5,014
Berry Global, Inc. , 4 .88% , 7/15/26 , Callable 3/6/26 @ 100 (a) ....................... 3,226 3,228
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,038
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 3/6/26 @ 100.73 ................... 8,000 7,996
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 5,000 4,971
5 .34% , 4/4/27 (a) ................................................... 3,000 3,047
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 3,000 2,890
LYB International Finance III LLC , 5 .13% , 1/15/31 , Callable 12/15/30 @ 100 (f) .......... 2,000 2,010
Sealed Air Corp. , 1 .57% , 10/15/26 , Callable 9/15/26 @ 100 (a) ....................... 4,430 4,353
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,917 1,922
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 2,000 2,072
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 2,000 2,025
47,611
Real Estate (3.6%):
Boston Properties LP , 3 .65% , 2/1/26 ......................................... 8,423 8,423
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 2,000 2,028
Crown Castle, Inc. , 3 .70% , 6/15/26 , Callable 3/15/26 @ 100 ........................ 1,500 1,497
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 4,033 4,049
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 2,531 2,526
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 1,149 1,096
Extra Space Storage LP
2 .20% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 5,000 4,530
2 .40% , 10/15/31 , Callable 7/15/31 @ 100 ................................. 1,000 889
Federal Realty OP LP
1 .25% , 2/15/26 .................................................... 950 949
5 .38% , 5/1/28 , Callable 4/1/28 @ 100 .................................... 4,000 4,102
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) .......... 1,500 1,484
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 896 891
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 2,754 2,726
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 950 943
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,534 1,511
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 4,150 4,433
Kimco Realty OP LLC
2 .80% , 10/1/26 , Callable 7/1/26 @ 100 ................................... 1,000 993
3 .80% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 2,699 2,698
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 5,700 5,690

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... $ 494 $ 522
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 2,000 2,085
Nationwide Health Properties, Inc. , 6 .90% , 10/1/37 , (Put Date 10/1/27) , MTN (i) .......... 2,950 3,285
NNN REIT, Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 2,000 1,858
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 3,000 3,020
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 2,500 2,519
SBA Communications Corp. , 3 .88% , 2/15/27 , Callable 2/14/26 @ 100 ................. 2,400 2,383
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 842 861
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,009
Tanger Properties LP , 3 .13% , 9/1/26 , Callable 6/1/26 @ 100 ........................ 1,800 1,788
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,123
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ............................... 1,580 1,570
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 4,620 4,590
3 .20% , 1/15/30 , Callable 10/15/29 @ 100 , MTN ............................. 1,178 1,133
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 6,400 6,350
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 4,000 4,038
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 4,000 4,025
96,617
Utilities (3.1%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 3,500 3,631
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 1,000 1,001
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 2,000 2,027
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,109
Calpine Corp.
4 .50% , 2/15/28 , Callable 2/15/26 @ 100 (a) ................................ 9,737 9,734
5 .13% , 3/15/28 , Callable 3/6/26 @ 100.85 (a) ............................... 5,571 5,569
4 .63% , 2/1/29 , Callable 3/6/26 @ 100 (a) .................................. 1,500 1,498
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 1,858 1,927
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 2,843 2,804
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (d) (f) (g) ....... 4,500 4,467
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 (f) .................................. 3,000 3,038
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 2,000 2,035
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 436 429
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 2,500 2,529
Exelon Corp. , 5 .13% , 3/15/31 , Callable 2/15/31 @ 100 ............................ 3,290 3,399
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 3,000 3,075
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 2,800 2,835
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 5/15/26 @ 100 (a) (f) ................ 700 694
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 2,750 2,774
NextEra Energy Capital Holdings, Inc. , 4 .85% , 2/4/28 ............................. 3,000 3,054
NiSource, Inc. , 5 .20% , 7/1/29 , Callable 6/1/29 @ 100 ............................. 2,000 2,063
NorthWestern Corp. , 5 .07% , 3/21/30 , Callable 2/21/30 @ 100 (a) ..................... 1,500 1,535
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 2,000 2,047
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 (a) ............................. 2,500 2,519
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 2,500 2,574
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,037
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 3,000 3,086
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 5,737 5,200
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 ............... 1,000 995
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 3,000 3,088
84,773
Total Corporate Bonds (Cost $1,058,992)
a
a
a
1,074,213

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (7.8%)
Consumer Discretionary (0.6%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... $ 1,725 $ 1,714
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 4/15/26 @ 103.19 (a) .............................. 4,617 4,761
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 1,484 1,509
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 2,000 1,994
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 4,000 4,037
Royal Caribbean Cruises Ltd. , 5 .50% , 8/31/26 , Callable 3/6/26 @ 100 (a) ............... 2,600 2,603
16,618
Consumer Staples (0.5%):
Bacardi-Martini B.V. , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ...................... 3,000 3,091
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 4,000 4,032
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 2,000 2,099
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,038
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 2,000 1,742
13,002
Energy (1.2%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 ............ 4,750 4,881
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 2,000 2,064
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (d) .................. 4,400 4,450
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 798 781
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 3/6/26 @ 100 (a) (f) .................. 5,396 5,374
TransCanada Trust , 5 .88% ( US0003M + 464 bps ) , 8/15/76 , Callable 8/15/26 @ 100 (d) (h) .... 750 752
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 6,400 6,810
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 3,000 3,027
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 3,333 3,522
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 2,000 2,080
33,741
Financials (2.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4 .45% , 4/3/26 ..................................................... 5,345 5,345
3 .65% , 7/21/27 , Callable 4/21/27 @ 100 .................................. 3,000 2,984
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (d) ........ 1,368 1,384
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 5,512 5,752
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 1,037 1,074
Bank of Montreal , 4 .40% ( SOFR + 70 bps ) , 12/21/26 , (Put Date 2/10/26) , MTN (d) (i) ....... 2,400 2,407
Barclays PLC
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (d) .................... 2,000 2,023
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (d) ..................... 2,000 2,038
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,935 2,968
5 .50% , 9/10/29 .................................................... 5,599 5,724
Brookfield Asset Management Ltd. , 4 .65% , 11/15/30 , Callable 10/15/30 @ 100 .......... 2,474 2,496
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 2,005
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (d) ..................... 3,000 3,009
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (d) .................. 1,000 1,004
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (d) .................... 2,500 2,540
7 .26% , 4/10/32 (a) .................................................. 623 657
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 6,319 6,609
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (d) ......... 2,500 2,536
Lloyds Banking Group PLC , 5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (d) ... 2,000 2,020
National Bank of Canada , 4 .70% ( SOFR + 56 bps ) , 3/5/27 , Callable 3/6/26 @ 100 (d) ........ 3,585 3,587
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 2,000 1,996
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,300 1,299
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (d) . 4,488 4,482

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Santander UK Group Holdings PLC
6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @ 100 (d) .................... $ 2,000 $ 2,088
4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28 @ 100 (d) ............... 1,000 1,001
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (d) .................. 2,000 2,017
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (d) ................ 1,000 1,019
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) . 5,750 5,720
77,784
Health Care (0.3%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 4,585 4,506
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 2,000 1,996
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 1,500 1,517
8,019
Industrials (0.7%):
Air Canada Pass Through Trust , 4 .13% , 12/15/27 (a) .............................. 975 959
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (d) (g) .............. 1,859 1,856
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 3,500 3,556
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,054
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 3,957 4,016
5 .25% , 4/2/28 (a) ................................................... 3,500 3,564
SMBC Aviation Capital Finance DAC , 1 .90% , 10/15/26 , Callable 9/15/26 @ 100 (a) ....... 3,000 2,954
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 890 883
Trinity Acquisition PLC , 4 .40% , 3/15/26 , Callable 3/6/26 @ 100 ..................... 1,500 1,500
20,342
Information Technology (0.6%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 2,888 2,925
Genpact UK Finco PLC/Genpact USA, Inc. , 4 .95% , 11/18/30 , Callable 10/18/30 @ 100 .... 2,000 2,004
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 2,500 2,584
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 8,177 8,444
15,957
Materials (0.4%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 2,000 2,076
Braskem Netherlands Finance B.V. , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) ......... 3,500 1,588
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,000 3,104
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,011
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 ................. 2,000 2,024
10,803
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 5,640 5,632
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 .............................. 10,495 10,544
Total Yankee Dollars (Cost $210,389)
a
a
a
212,442
Municipal Bonds (0.7%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 2,000 2,075
Arizona (0.1%):
Arizona IDA Revenue
4 .51% , 10/1/26 .................................................... 500 501
4 .51
%
, 10/1/27 .................................................... 500 503
4 .60% , 10/1/28 .................................................... 500 505
4 .71% , 10/1/29 .................................................... 500 507
2,016

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
California (0.2%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. $ 2,780 $ 2,828
Series B , 5 .76% , 7/1/31 .............................................. 2,560 2,604
California Municipal Finance Authority Revenue , Series B , 4 .51% , 5/15/30 , Continuously
Callable @100 ..................................................... 1,290 1,278
6,710
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 275 270
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 750 762
4 .63% , 12/1/28 .................................................... 1,000 1,021
1,783
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue
Series G , 6 .38% , 10/1/28 ............................................. 665 669
Series G , 6 .63% , 10/1/30 ............................................. 2,175 2,215
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 1,250 1,256
4,140
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 1,410 1,433
Texas (0.0%):(c)
San Antonio Education Facilities Corp. Revenue
1 .99% , 4/1/26 ..................................................... 860 855
2 .19% , 4/1/27 ..................................................... 525 507
1,362
Total Municipal Bonds (Cost $19,553)
a
a
a
19,789
U.S. Government Agency Mortgages (0.5%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (d) (g) .................................. 5,700 5,725
Federal Home Loan Mortgage Corporation
6 .63% ( RFUCCT1Y + 163 bps ) , 4/1/35 (d) .................................. 81 82
5 .50% , 10/1/38 .................................................... 1,109 1,134
1,216
Federal National Mortgage Association
2 .50% , 4/1/27 - 8/1/27 ............................................... 1,035 1,023
1 .50% , 3/1/37 ..................................................... 2,760 2,503
4 .50% , 11/1/40 ..................................................... 2,424 2,428
5,954
Total U.S. Government Agency Mortgages (Cost $12,792)
a
a
a
12,895
U.S. Treasury Obligations (13.8%)
U.S. Treasury Notes
4 .50% , 3/31/26 .................................................... 3,000 3,003
4 .63% , 9/15/26 .................................................... 14,500 14,585
4 .38% , 12/15/26 .................................................... 25,000 25,167
0 .50% , 8/31/27 .................................................... 74,000 70,589
4 .13% , 11/15/27 .................................................... 27,000 27,269
4 .00% , 6/30/28 .................................................... 55,000 55,559
3 .75% , 12/31/28 .................................................... 21,000 21,084
1 .63% , 8/15/29 .................................................... 50,000 46,664
4 .13% , 8/31/30 .................................................... 55,000 55,791
4 .00% , 1/31/31 .................................................... 56,000 56,472
Total U.S. Treasury Obligations (Cost $369,189)
a
a
a
376,183

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Commercial Paper (2.2%)
Consumer Discretionary (0.2%):
Genuine Parts Co.
4 .85% , 2/5/26 (a) (j) .................................................. $ 500 $ 500
4 .34% , 2/18/26 (a) (j) ................................................. 3,500 3,492
3,992
Energy (0.6%):
Ovintiv, Inc.
4 .39% , 2/20/26 (a) (j) ................................................. 12,000 11,971
4 .37% , 2/25/26 (a) (j) ................................................. 5,000 4,985
16,956
Financials (0.2%):
Air Lease Corp. , 3 .79% , 2/26/26 (a) (j) ........................................ 5,000 4,986
Health Care (0.2%):
HCA, Inc.
4 .87% , 2/5/26 (a) (j) .................................................. 2,700 2,698
4 .75% , 2/6/26 (a) (j) .................................................. 2,700 2,698
5,396
Industrials (0.5%):
Air Lease Corp. , 4 .43% , 2/11/26 (a) (j) ........................................ 7,000 6,990
Sonoco Products Co. , 6 .04% , 2/2/26 (a) (j) ...................................... 7,300 7,298
14,288
Real Estate (0.5%):
Crown Castle, Inc.
5 .59% , 2/3/26 (a) (j) .................................................. 3,000 2,998
4 .61% , 2/10/26 (a) (j) ................................................. 8,500 8,489
4 .37% , 2/24/26 (a) (j) ................................................. 1,400 1,396
4 .37% , 2/25/26 (a) (j) ................................................. 1,100 1,097
13,980
Utilities (0.0%):(c)
NGPL PipeCo LLC , 6 .07% , 2/2/26 (a) (j) ....................................... 1,000 1,000
Total Commercial Paper (Cost $60,612)
a
a
a
60,598
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .58% (k) ........ 2,685,121 2,685
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .61% (k) ............ 2,685,121 2,685
Invesco Government & Agency Portfolio, Institutional Shares , 3 .60% (k) ............... 2,685,121 2,685
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .60% (k) . 2,685,121 2,685
Total Collateral for Securities Loaned (Cost $10,740)
a
a
a
10,740
Total Investments (Cost $2,697,837) — 100.4% 2,731,747
Liabilities in excess of other assets —  (0.4)% (9,614)
NET ASSETS - 100.00% $ 2,722,133
At January 31, 2026, the Fund's investments in foreign securities were 8.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$1,348,295 (thousands) and amounted to 49.5% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2026.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2026.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(i) Put Bond.
(j) Rate represents the effective yield at January 31, 2026.
(k) Rate disclosed is the daily yield on January 31, 2026.

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IBOR
—
Interbank Offered Rate
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
RFUCCT1Y
—
Refinitiv USD IBOR Customer Cash Fallbacks Term 1 Year, rate disclosed as of January 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of January 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of January 31, 2026.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of January 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (17.4%)
ABS Auto (8.6%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A, Class B, 4.99%, 3/25/30, Callable 7/25/28 @ 100(a) .............. $ 961 $ 970
Series 2025-1A, Class C, 5.19%, 7/25/30, Callable 7/25/28 @ 100(a) .............. 1,081 1,093
Series 2025-1A, Class D, 5.68%, 3/25/33, Callable 7/25/28 @ 100(a) .............. 749 757
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B, Class D, 5.41%, 9/15/32, Callable 4/15/28 @ 100(a) ............... 1,701 1,713
Series 2025-A, Class C, 4.84%, 6/15/33, Callable 7/15/28 @ 100(a) ............... 2,393 2,406
Series 2025-A, Class D, 4.99%, 6/15/33, Callable 7/15/28 @ 100(a) ............... 2,441 2,449
Series 2025-B, Class C, 4.70%, 9/15/33, Callable 8/15/28 @ 100(a) ............... 3,726 3,749
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 10/15/28 @ 100(a) ............. 1,105 1,126
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 10/15/28 @ 100(a) ............ 1,351 1,381
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 10/15/28 @ 100(a) ............. 1,155 1,186
ARI Fleet Lease Trust ....................................................
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 751 767
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 78 79
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 748 769
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 1,246 1,280
AutoNation Finance Trust .................................................
Series 2025-1A, Class C, 5.19%, 12/10/30, Callable 7/10/28 @ 100(a) ............. 1,524 1,555
Series 2025-1A, Class D, 5.63%, 9/10/32, Callable 7/10/28 @ 100(a) .............. 2,613 2,665
Series 2026-1A, Class C, 4.56%, 10/14/31, Callable 11/11/29 @ 100(a) ............ 2,377 2,382
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,625 1,631
Series 2023-3A, Class C, 7.05%, 2/22/28(a) ................................ 8,750 8,932
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 10,272 10,506
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 2,811 2,939
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 3,749 3,945
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 4/15/27 @ 100(a) ... 14 14
CarMax Auto Owner Trust ................................................
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 10/15/26 @ 100 ................ 2,716 2,741
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 5/15/27 @ 100 ................ 3,250 3,296
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 5/15/28 @ 100 ................. 1,822 1,858
Carvana Auto Receivables Trust ............................................
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 8/10/26 @ 100 ................ 161 159
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 5/10/27 @ 100 ................ 255 249
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 11/10/27 @ 100 ............... 124 122
Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 1/10/27 @ 100 ................ 10,000 9,875
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 12/25/27 @ 100(a) ............. 2,742 2,818
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 12/25/27 @ 100(a) ............. 2,175 2,251
Series 2024-3A, Class B, 5.28%, 1/25/30, Callable 2/25/28 @ 100(a) .............. 2,776 2,852
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 2/25/28 @ 100(a) .............. 3,671 3,762
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 2/25/28 @ 100(a) .............. 2,716 2,786
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 2/25/28 @ 100(a) ............. 2,535 2,599
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 1/25/28 @ 100(a) .............. 3,616 3,640
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 1,610 1,615
Series 2025-1A, Class D, 5.24%, 11/26/32, Callable 11/25/28 @ 100(a) ............ 3,170 3,194
Series 2025-2A, Class C, 4.53%, 4/25/31, Callable 3/25/29 @ 100(a) .............. 1,865 1,860
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 826 830
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 936 941
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,404 1,411
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 1,858 1,910
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 2,874 2,956
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 2,545 2,575
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 2,200 2,223
Corporate One Auto Receivables Trust ........................................
Series 2026-1A, Class C, 4.84%, 4/15/31, Callable 6/15/29 @ 100(a) .............. 781 780
Series 2026-1A, Class D, 5.48%, 7/15/34, Callable 6/15/29 @ 100(a) .............. 548 547

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. $ 43 $ 43
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 1,602 1,632
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 3,840 3,907
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 1,421 1,429
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,724 2,765
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,691 4,821
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 5/15/27 @ 100(a) ............. 4,154 4,183
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 5/15/27 @ 100(a) .............. 5,730 5,891
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 3,207 3,276
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @ 100(a) ............ 1,436 1,467
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 770 799
Enterprise Fleet Financing LLC .............................................
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. 1,125 1,126
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 2,750 2,773
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 1/20/27 @ 100(a) .............. 3 3
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 2,349 2,431
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 5 5
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 3,291 3,395
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 3/15/28 @ 100(a) ............. 597 614
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 8/15/28 @ 100(a) .............. 1,374 1,405
Series 2025-1A, Class C, 5.61%, 12/15/31, Callable 8/15/28 @ 100(a) ............. 1,212 1,241
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 2/15/26 @ 100(a) 1,313 1,312
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 2,584 2,591
Ford Credit Auto Owner Trust ..............................................
Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,921 1,911
Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,650 1,640
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 2,250 2,210
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 500 490
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,000 2,008
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,457 2,457
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 4,111 4,194
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,250 10,466
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,940 11,119
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 4,925 5,117
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 3,710 3,853
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,881 1,926
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 1/15/27 @ 100(a) ............................................ 566 566
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 4/15/28 @
100(a) ........................................................... 1,185 1,227
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A, Class E, 2.87%, 5/15/28, Callable 2/15/26 @ 100(a) .............. 2,403 2,383
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 2/15/28 @ 100(a) .............. 4,738 4,834
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 9/15/28 @ 100(a) .............. 1,381 1,418
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 2,266 2,286
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 1,388 1,365
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 3,050 3,066
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 2,259 2,321
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 1/15/28 @ 100(a) .............. 982 1,004
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 940 968
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 1/15/27 @ 100(a) ............... 3,276 3,310
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 1/15/27 @ 100(a) .............. 2,457 2,494
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 3,116 3,131
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 3,038 3,157

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ $ 1,075 $ 1,117
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 2,875 2,918
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 1,112 1,130
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 1,833 1,803
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,750 3,672
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 2,480 2,422
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,413
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B1, 6.15%, 5/20/32, Callable 10/20/27 @ 100(a) ............. 1,132 1,149
Series 2024-2, Class B1, 5.44%, 10/20/32, Callable 5/20/28 @ 100(a) ............. 3,768 3,812
Series 2025-2, Class B2, 4.90% (SOFR30A+120bps), 9/20/33, Callable 11/20/29 @
100(a)(b) ......................................................... 1,480 1,483
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 10/15/28 @
100 ............................................................. 1,265 1,281
LAD Auto Receivables Trust ...............................................
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 4/15/27 @ 100(a) ............. 3,730 3,740
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 2,037 2,066
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 5/15/27 @ 100(a) .............. 4,531 4,536
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 5/15/27 @ 100(a) .............. 7,300 7,338
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 5/15/27 @ 100(a) .............. 1,698 1,729
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 4,094 4,122
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @ 100(a) ............. 3,794 3,902
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @ 100(a) ............ 2,818 2,857
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 12/15/27 @ 100(a) ............. 3,288 3,374
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 12/15/27 @ 100(a) ............. 4,696 4,893
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 11/15/27 @ 100(a) ............. 2,888 2,933
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 12/15/27 @ 100(a) ............. 2,716 2,764
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 12/15/27 @ 100(a) ............ 2,716 2,770
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 12/15/27 @ 100(a) ............ 2,218 2,293
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 5/15/28 @ 100(a) .............. 2,556 2,578
Series 2025-2A, Class C, 4.70%, 8/16/32, Callable 11/15/28 @ 100(a) ............. 2,406 2,411
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 2,556 2,570
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 5,014 5,085
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 7,372 7,478
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 1/20/27 @ 100(a) .............. 1,358 1,384
Series 2025-1A, Class B, 4.91%, 1/20/39, Callable 7/20/29 @ 100(a) .............. 1,037 1,038
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 708 711
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 1,149 1,153
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%,
9/25/30(a) ........................................................ 1,147 1,137
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 8/15/27 @ 100(a) ............. 3,145 3,210
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 8/15/27 @ 100(a) ............. 5,171 5,442
Series 2025-1A, Class B, 4.94%, 4/15/31, Callable 3/15/29 @ 100(a) .............. 2,907 2,934
Series 2025-1A, Class C, 5.20%, 10/15/31, Callable 3/15/29 @ 100(a) ............. 2,969 3,000
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/26 @
100(a) ........................................................... 28 27
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 934 927
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 12/10/28 @
100(a) ........................................................... 3,162 3,178
PenFed Auto Receivables Owner Trust, Series 2022-A, Class D, 5.85%, 6/17/30, Callable
4/15/26 @ 100(a) ................................................... 1,382 1,386
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 1,399 1,416
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 591 598
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 2,750 2,793
Series 2024-B, Class B, 4.97%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 3,664 3,696
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 3,779 3,809
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 4,357 4,393

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... $ 2,604 $ 2,621
Series 2025-A, Class D, 5.15%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 2,740 2,755
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @ 100(a) 76 77
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 7/15/28 @ 100(a) ............... 2,749 2,783
Series 2025-SF1, Class D, 5.34%, 9/15/31, Callable 5/15/29 @ 100(a) ............. 1,718 1,742
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 10/15/27 @ 100(a) ............ 1,199 1,231
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 10/15/27 @ 100(a) ............. 6,570 6,797
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 10/15/27 @ 100(a) ............ 3,459 3,605
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 2,716 2,773
Series 2025-1A, Class C, 5.08%, 2/17/32, Callable 4/15/29 @ 100(a) .............. 2,681 2,698
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 845 854
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 3/25/28 @ 100(a) ............... 1,000 1,010
Series 2025-B, Class D, 5.46%, 12/29/32, Callable 8/25/28 @ 100(a) .............. 1,558 1,580
Series 2026-A, Class D, 4.87%, 3/25/33, Callable 9/25/29 @ 100(a) ............... 1,937 1,941
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,541 2,606
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 2/20/28 @ 100(a) .............. 1,841 1,893
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 7/20/27 @
100(a) ........................................................... 2,900 2,969
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class C, 5.09%, 6/20/29,
Callable 12/20/27 @ 100(a) ........................................... 854 861
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.73%, 9/26/33, Callable
12/25/28 @ 100(a) .................................................. 2,783 2,796
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 1,103 1,113
USB Auto Owner Trust ...................................................
Series 2025-1A, Class C, 4.96%, 3/17/31, Callable 3/15/28 @ 100(a) .............. 1,857 1,884
Series 2025-1A, Class D, 5.40%, 12/15/32, Callable 3/15/28 @ 100(a) ............. 729 740
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 10/15/27 @ 100(a) ............. 2,509 2,558
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 10/15/27 @ 100(a) ............. 3,280 3,374
Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.34%, 11/15/35(a) ........... 2,391 2,397
Westlake Automobile Receivables Trust, Series 2023-P1, Class C, 6.44%, 6/15/27, Callable
9/15/26 @ 100(a) ................................................... 1,200 1,205
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 702 706
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,819 2,896
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 3,036 3,124
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,425 3,530
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 4,009 4,095
Series 2024-2A, Class A1, 4.87%, 6/21/39(a) ............................... 3,324 3,360
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 4,524 4,590
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 3,366 3,431
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 3,655 3,715
Series 2025-2A, Class C, 4.86%, 5/18/40(a) ................................ 2,370 2,384
466,739
ABS Card (1.1%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 107 111
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 18 18
CARDS II Trust ........................................................
Series 2024-1A, Class C, 5.84%, 7/15/29(a) ................................ 2,282 2,289
Series 2025-1A, Class C, 5.42%, 3/15/31(a) ................................ 3,650 3,679
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 5,295 5,330
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 3,029 3,042
Series 2025-1A, Class C, 4.54%, 10/15/29(a) ............................... 2,295 2,280
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 6,394 6,473
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 1,992 2,006
Golden Credit Card Trust .................................................
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,432
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 2,233 2,194

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. $ 1,719 $ 1,683
Master Credit Card Trust II ................................................
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 1,646 1,713
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 4,190 4,588
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 27 28
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 10,200 10,009
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,053 1,075
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 2,900 2,959
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 2,702 2,815
Series 2025-1A, Class C, 4.70%, 9/26/30(a) ................................ 2,264 2,268
58,992
ABS Other (7.7%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 2/15/26 @ 100(a) ............. 3,000 2,956
Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 2/15/26 @ 100(a) .............. 1,500 1,476
AMSR Trust ..........................................................
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a)(c) ............................ 1,800 1,702
Series 2021-SFR1, Class D, 2.60%, 6/17/38(a)(c) ............................ 1,500 1,414
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 260 260
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 1,998 2,044
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 563 584
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 12/20/27 @ 100(a) ............. 1,638 1,662
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 12/20/27 @ 100(a) ............. 2,616 2,660
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class C, 5.38%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 4,527 4,602
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class C, 5.39%, 1/20/32,
Callable 5/20/29 @ 100(a) ............................................ 2,636 2,687
Ansley Park Capital LLC .................................................
Series 2025-A, Class B, 4.60%, 4/20/35, Callable 4/20/28 @ 100(a) ............... 2,260 2,267
Series 2025-A, Class C, 4.82%, 4/20/35, Callable 4/20/28 @ 100(a) ............... 1,506 1,503
Series 2025-A, Class D, 5.33%, 4/20/35, Callable 4/20/28 @ 100(a) ............... 1,506 1,508
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 1/15/28 @ 100(a) .............. 1,890 1,932
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 1/15/28 @ 100(a) ............. 1,337 1,381
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 1/15/28 @ 100(a) ............. 1,018 1,062
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 2/15/29 @ 100(a) .............. 1,666 1,716
Barings Equipment Finance LLC ............................................
Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 1/13/30 @ 100(a) .............. 3,969 4,080
Series 2025-B, Class A4, 4.29%, 9/13/50, Callable 10/13/30 @ 100(a) ............. 2,286 2,287
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27 @ 100(a) .............. 1,615 1,630
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 6/15/27 @ 100(a) .............. 836 850
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 3,207 3,122
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a) ..... 2,073 1,782
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 3,078 3,097
CCG Receivables Trust ...................................................
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 9/14/26 @ 100(a) ............... 2,493 2,523
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 6/14/27 @ 100(a) ............... 1,424 1,474
Series 2025-1, Class C, 4.89%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 1,212 1,223
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 450 454
Series 2025-2, Class D, 5.08%, 8/15/34, Callable 2/14/29 @ 100(a) ............... 2,172 2,173
CF Hippolyta Issuer LLC .................................................
Series 2020-1, Class A1, 1.69%, 7/15/60(a) ................................ 606 509
Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 2/15/26 @ 100(a) ............. 1,885 1,151
Clarus Capital Funding LLC, Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 2/20/28 @
100(a) ........................................................... 925 930
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 6,182 6,209

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class
A2, 6.00%, 5/20/55, Callable 5/20/28 @ 100(a) ............................. $ 935 $ 957
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 145 146
Crossroads Asset Trust, Series 2025-A, Class B, 5.20%, 2/20/32, Callable 12/20/28 @ 100(a) 613 622
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 4,218 4,138
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 3,893 3,961
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 2/20/26 @
100(a) ........................................................... 7,471 7,067
Dell Equipment Finance Trust ..............................................
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 3/22/26 @ 100(a) ............... 1,975 1,979
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 3/22/26 @ 100(a) ............... 3,569 3,579
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,164 1,171
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 11/22/26 @ 100(a) .............. 1,237 1,252
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @ 100(a) .............. 1,250 1,266
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 12/22/27 @ 100(a) .............. 925 941
Series 2025-2, Class D, 4.83%, 3/22/32, Callable 6/22/28 @ 100(a) ............... 3,873 3,873
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 2/15/27 @ 100(a) ............... 8,330 8,463
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 9/15/27 @ 100(a) ............... 3,476 3,587
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 9/15/27 @ 100(a) ............... 1,566 1,658
Series 2025-2, Class C, 4.89%, 4/15/36, Callable 11/15/29 @ 100(a) .............. 3,366 3,350
Series 2025-2, Class D, 5.45%, 10/15/36, Callable 11/15/29 @ 100(a) ............. 1,978 1,984
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 2/20/26 @ 100(a) .............. 6,000 5,860
Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 2/20/26 @ 100(a) .............. 3,000 2,919
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 2/20/26 @ 100(a) . 4,418 4,269
DLLAA LLC, Series 2025-1A, Class A4, 5.08%, 4/20/33, Callable 10/20/28 @ 100(a) ..... 203 209
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 36 37
DLLMT LLC ..........................................................
Series 2024-1A, Class A3, 4.84%, 8/21/28, Callable 5/20/28 @ 100(a) ............. 15 15
Series 2026-1A, Class A4, 4.36%, 9/20/33, Callable 10/20/29 @ 100(a) ............ 878 880
FirstKey Homes Trust ....................................................
Series 2021-SFR2, Class C, 1.71%, 9/17/38(a)(c) ............................ 6,512 6,394
Series 2021-SFR2, Class D, 2.06%, 9/17/38(a)(c) ............................ 4,500 4,425
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)(c) ........................... 2,335 2,291
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 3,430 3,442
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 3,886 3,900
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 3,174 3,289
Series 2024-4, Class B, 4.61%, 9/15/31(a) ................................. 6,005 6,105
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a)(c) ......................... 1,500 1,471
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 3/20/27 @ 100(a) .............. 1,538 1,586
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 3/20/27 @ 100(a) .............. 1,411 1,482
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 3/20/27 @ 100(a) .............. 1,176 1,165
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 910 929
Series 2025-1, Class C, 5.01%, 1/18/33, Callable 5/15/29 @ 100(a) ............... 3,430 3,471
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 1/20/27 @ 100(a) .............. 2,350 2,371
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,259 2,283
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 1/20/28 @ 100(a) ............. 3,621 3,661
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 1,940 1,973
Series 2025-1A, Class C, 4.79%, 9/20/32, Callable 4/20/29 @ 100(a) .............. 1,978 1,991
Series 2025-1A, Class D, 4.99%, 3/21/33, Callable 4/20/29 @ 100(a) .............. 4,770 4,786
Series 2025-2A, Class D, 4.77%, 5/20/33, Callable 6/20/29 @ 100(a) .............. 2,430 2,422
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 3/15/28 @ 100(a) ............. 5 5
Series 2025-1A, Class A4, 4.87%, 7/15/30, Callable 1/15/29 @ 100(a) ............. 63 64
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 9/20/65, Callable 12/20/27
@ 100(a) ......................................................... 4,631 4,692

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @ 100(a) ............. $ 850 $ 854
Series 2025-1A, Class A4, 4.91%, 3/16/32, Callable 4/16/29 @ 100(a) ............. 1,804 1,827
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 3,652 3,641
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 48 49
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 11/13/29 @ 100(a) ............. 73 75
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 12/15/28 @ 100(a) .. 1,960 1,976
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 3/20/27 @ 100(a) ....... 217 210
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 2/20/26 @ 100(a) ............. 6,097 5,121
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 2/20/26 @ 100(a) ............. 1,832 1,156
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 5/15/27 @ 100(a) ............... 1,043 1,059
Series 2023-A, Class C, 8.04%, 6/17/30, Callable 5/15/27 @ 100(a) ............... 3,049 3,163
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 4/15/28 @ 100(a) ............. 2,294 2,309
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 4/15/28 @ 100(a) .............. 3,217 3,253
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 2,860 2,898
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 11/15/28 @ 100(a) .............. 4,003 4,098
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47(a) ...................... 5,860 5,110
NP SPE X LP ..........................................................
Series 2019-2A, Class A2, 3.10%, 11/19/49(a) .............................. 1,496 1,282
Series 2019-2A, Class C1, 6.44%, 11/19/49(a) .............................. 2,035 1,663
OneMain Financial Issuance Trust, Series 2022-3A, Class B, 6.45%, 5/15/34, Callable 2/14/26
@ 100(a) ......................................................... 3,596 3,632
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 3,629 3,690
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 3,315 3,371
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 2,601 2,652
Series 2026-1A, Class C, 4.89%, 7/20/33, Callable 7/20/29 @ 100(a) .............. 5,143 5,155
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 11/15/26 @ 100(a) ............ 1,139 1,151
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 11/15/26 @ 100(a) ............ 461 470
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 948 959
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 7/15/28 @ 100(a) .............. 2,254 2,277
Progress Residential Trust .................................................
Series 2021-SFR3, Class D, 2.29%, 5/17/26(a)(c) ............................ 2,000 1,987
Series 2021-SFR5, Class D, 2.11%, 7/17/38(a)(c) ............................ 2,000 1,977
Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100(a)(c) .......... 3,000 2,968
Series 2021-SFR7, Class B, 1.94%, 8/17/40(a)(c) ............................ 3,250 3,056
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A, Class A2, 4.99%, 9/15/49, Callable 9/15/27 @ 100(a) ............. 5,195 5,150
Series 2024-1A, Class B, 5.78%, 9/15/49, Callable 9/15/27 @ 100(a) .............. 1,400 1,377
SCF Equipment Leasing LLC, Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 9/20/29 @
100(a) ........................................................... 1,133 1,144
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 5,955 6,086
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 4,440 4,569
Series 2025-1A, Class D, 5.88%, 11/20/35, Callable 9/20/31 @ 100(a) ............. 3,001 3,073
Sotheby's Artfi Master Trust ...............................................
Series 2024-1A, Class A1, 6.43%, 12/22/31, Callable 3/20/26 @ 100(a) ............ 4,847 4,857
Series 2024-1A, Class D, 7.91%, 12/22/31, Callable 3/20/26 @ 100(a) ............. 1,706 1,708
Series 2026-1A, Class B, 4.90%, 6/20/33, Callable 12/20/27 @ 100(a) ............. 1,866 1,867
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2, 5.90%, 3/25/48, Callable 3/25/26
@ 100(a) ......................................................... 764 766
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 11,898 12,153
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, Callable 3/25/28 @
100(a) ........................................................... 4,281 4,211
Tricon Residential Trust ..................................................
Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100(a)(c) .......... 1,800 1,800
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(c) ........ 2,290 2,270
Trinity Rail Leasing LLC .................................................
Series 2019-1A, Class A, 3.82%, 4/17/49(a) ................................ 2,843 2,838

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 2/19/26 @ 100(a) .............. $ 814 $ 773
Series 2022-1A, Class A, 4.55%, 5/19/52, Callable 2/21/26 @ 100(a) .............. 2,206 2,191
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 4,134 4,246
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 1,642 1,687
Vantage Data Centers LLC ................................................
Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 2/15/26 @ 100(a) ............. 9,000 8,599
Series 2025-1A, Class A2, 5.13%, 8/15/55, Callable 8/15/28 @ 100(a) ............. 2,389 2,363
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 4,500 4,125
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 5,263 5,208
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 7,500 7,413
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 3,151 3,186
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 2,846 2,903
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 93 96
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 8/12/27 @ 100(a) ............. 593 602
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 8/12/27 @ 100(a) .............. 1,077 1,110
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 6/12/28 @ 100(a) ............ 1,696 1,725
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 6/12/28 @ 100(a) ............. 793 814
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 6/12/28 @ 100(a) ............. 661 683
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 6/12/28 @ 100(a) ............. 819 859
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 6/12/29 @ 100(a) ............. 1,052 1,064
Series 2025-1A, Class C, 5.57%, 5/12/33, Callable 6/12/29 @ 100(a) .............. 2,290 2,329
Series 2025-1A, Class D, 6.49%, 5/12/33, Callable 6/12/29 @ 100(a) .............. 489 507
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 3,866 3,956
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,145 1,165
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 814 818
Series 2024-7, Class C, 4.84%, 8/20/32, Callable 8/20/29 @ 100(a) ............... 6,425 6,508
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 3,113 3,161
Series 2025-10, Class C, 4.67%, 10/20/33, Callable 10/20/30 @ 100(a) ............ 1,845 1,845
Series 2025-2, Class C, 5.34%, 1/20/33, Callable 1/20/30 @ 100(a) ............... 7,427 7,637
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class D, 6.31%, 9/20/32, Callable 10/20/27 @ 100(a) ............. 1,447 1,475
Series 2025-1A, Class C, 4.76%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 1,189 1,188
Series 2025-1A, Class D, 5.45%, 9/20/33, Callable 2/20/29 @ 100(a) .............. 3,813 3,838
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 3,481 3,542
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 2,593 2,639
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 2,560 2,629
Series 2025-2A, Class B, 6.59%, 6/20/55, Callable 12/20/28 @ 100(a) ............. 1,522 1,570
416,703
Agency ABS Other (0.0%):(d)
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 4.70% (SOFR90A+81bps), 10/25/65, Callable 4/25/26 @ 100(b) 261 251
Series 2012-6, Class B, 4.81% (SOFR30A+111bps), 4/27/43, Callable 3/25/30 @ 100(b) 2,500 2,370
2,621
Total Asset-Backed Securities (Cost $938,374)
a
a
a
945,055
Collateralized Loan Obligations (1.8%)
Cash Flow CLO (1.8%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class A2R, 5.27% (TSFR3M+160bps), 1/20/38, Callable 1/20/27 @
100(a)(b) ......................................................... 4,197 4,213
Series 2022-1A, Class BR, 5.37% (TSFR3M+170bps), 1/20/38, Callable 1/20/27 @
100(a)(b) ......................................................... 3,997 4,015
720 East CLO II Ltd., Series 2023-2A, Class A2R, 5.12% (TSFR3M+145bps), 10/15/38,
Callable 10/15/27 @ 100(a)(b) ......................................... 2,531 2,533
720 East CLO IV Ltd., Series 2024-1A, Class A2, 5.47% (TSFR3M+180bps), 4/15/37, Callable
4/15/26 @ 100(a)(b) ................................................. 2,767 2,769

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
720 East CLO VII Ltd., Series 2025-7A, Class A2, 5.07% (TSFR3M+140bps), 4/20/37,
Callable 4/20/26 @ 100(a)(b) .......................................... $ 2,587 $ 2,589
AIMCO CLO Ltd., Series 2022-17A, Class XR, 4.82% (TSFR3M+115bps), 7/20/37, Callable
7/22/26 @ 100(a)(b) ................................................. 2,518 2,521
Ballyrock CLO Ltd., Series 2025-30A, Class A1B, 5.17% (TSFR3M+150bps), 10/25/38,
Callable 10/25/27 @ 100(a)(b) ......................................... 1,900 1,907
Barings CLO Ltd. ......................................................
Series 2025-5A, Class A1, 5.11% (TSFR3M+127bps), 10/15/38, Callable 10/15/27 @
100(a)(b) ......................................................... 3,960 3,977
Series 2025-5A, Class A2, 5.34% (TSFR3M+150bps), 10/15/38, Callable 10/15/27 @
100(a)(b) ......................................................... 1,636 1,639
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/26 @
100(a) ........................................................... 3,750 3,749
Dryden CLO Ltd. .......................................................
Series 2021-93A, Class A2R, 5.27% (TSFR3M+160bps), 1/15/38, Callable 1/15/27 @
100(a)(b) ......................................................... 2,169 2,178
Series 2021-93A, Class XR, 4.82% (TSFR3M+115bps), 1/15/38, Callable 1/15/27 @
100(a)(b) ......................................................... 2,841 2,844
Series 2022-113A, Class BR3, 5.12% (TSFR3M+145bps), 10/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 3,202 3,207
Series 2022-97A, Class A2R, 5.14% (TSFR3M+147bps), 10/20/38, Callable 10/20/27 @
100(a)(b) ......................................................... 4,321 4,335
Series 2024-121A, Class B, 5.37% (TSFR3M+170bps), 1/15/37, Callable 1/15/27 @
100(a)(b) ......................................................... 4,420 4,437
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 6.11% (TSFR3M+246bps), 10/12/30,
Callable 4/12/26 @ 100(a)(b) .......................................... 4,000 4,021
NGC Ltd., Series 2024-1A, Class X, 4.82% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(b) ......................................................... 2,671 2,674
OCP CLO Ltd. .........................................................
Series 2020-8RA, Class B2R2, 5.10%, 10/17/38, Callable 10/17/27 @ 100(a) ........ 3,325 3,322
Series 2021-23A, Class B2R2, 5.19%, 1/17/39(a) ............................ 4,667 4,720
Series 2025-48A, Class B2, 5.06%, 12/15/38, Callable 1/15/28 @ 100(a) ........... 7,552 7,619
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 5.51% (TSFR3M+165bps),
8/8/32, Callable 2/8/26 @ 100(a)(b) ...................................... 3,625 3,622
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 6.40% (TSFR3M+273bps), 1/18/35, Callable
4/18/26 @ 100(a)(b) ................................................. 5,000 5,000
Venture CLO Ltd. ......................................................
Series 2022-45A, Class A2FR, 4.94%, 7/20/35, Callable 1/20/27 @ 100(a) .......... 3,450 3,434
Series 2022-45A, Class A2NR, 5.22% (TSFR3M+155bps), 7/20/35, Callable 1/20/27 @
100(a)(b) ......................................................... 6,378 6,368
Series 2023-47A, Class AJR, 5.42% (TSFR3M+175bps), 4/20/36, Callable 7/20/26 @
100(a)(b) ......................................................... 2,349 2,353
Series 2023-48A, Class BR, 5.42% (TSFR3M+175bps), 10/20/36(a)(b) ............ 2,485 2,486
Series 2024-49A, Class X, 5.02% (TSFR3M+135bps), 4/20/37, Callable 4/20/26 @
100(a)(b) ......................................................... 1,395 1,396
Series 2024-50A, Class X, 4.92% (TSFR3M+125bps), 10/20/37, Callable 10/20/26 @
100(a)(b) ......................................................... 2,717 2,721
96,649
Total Collateralized Loan Obligations (Cost $96,381)
a
a
a
96,649
Collateralized Mortgage Obligations (9.3%)
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522, Class BF, 4.75% (SOFR30A+105bps), 3/25/55(b) .................. 7,910 7,962
Series 5525, Class FA, 4.90% (SOFR30A+120bps), 4/25/55(b) .................. 1,354 1,365
Series 5527, Class FC, 4.90% (SOFR30A+120bps), 9/25/54(b) .................. 1,572 1,584
10,911
Agency CMO Other (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 2,893 2,939
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 5,650 5,649

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 5478, Class J, 5.50%, 3/25/51 ..................................... $ 11,381 $ 11,497
Series 5547, Class V, 5.00%, 4/25/39 ..................................... 4,111 4,165
Federal National Mortgage Association .......................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 1,595 1,612
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 747 753
Series 2025-33, Class P, 5.00%, 5/25/54 ................................... 9,355 9,431
Government National Mortgage Association ....................................
Series 2020-162, Class AB, 1.00%, 10/20/50 ............................... 7,467 5,841
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,275 2,038
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 3,633 3,694
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 2,171 2,184
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 2,541 2,565
Series 2024-95, Class AB, 2.50%, 6/20/45 ................................. 4,385 4,050
Series 2025-114, Class JA, 4.50%, 8/20/51 ................................. 2,271 2,270
Series 2025-139, Class DT, 5.00%, 3/20/65 ................................ 1,209 1,216
Series 2025-98, Class ET, 4.50%, 6/20/65 ................................. 4,274 4,279
64,183
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K143, Class A2, 2.35%, 3/25/32, Callable 3/25/32 @ 100 ................. 5,065 4,565
Series K144, Class A2, 2.45%, 4/25/32, Callable 4/25/32 @ 100 ................. 164 148
Series K145, Class A2, 2.58%, 5/25/32, Callable 5/25/32 @ 100 ................. 20,137 18,335
Series K146, Class A2, 2.92%, 6/25/32, Callable 6/25/32 @ 100 ................. 7,631 7,080
Series K147, Class A2, 3.00%, 6/25/32, Callable 6/25/32 @ 100(e) ............... 10,994 10,242
Series K149, Class A2, 3.53%, 8/25/32, Callable 8/25/32 @ 100 ................. 13,418 12,865
Series K-159, Class A2, 4.50%, 7/25/33, Callable 7/25/33 @ 100(e) ............... 17,895 18,063
Series K-172, Class A2, 4.58%, 8/25/35, Callable 8/25/35 @ 100(e) ............... 7,073 7,117
Series K536, Class AS, 4.29% (SOFR30A+50bps), 11/25/29(b) .................. 3,433 3,432
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.96%, 2/25/27(e) ..... 1,901 1,885
83,732
Commercial MBS (6.4%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 5.42% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 3,515 3,544
Series 2025-OANA, Class C, 5.77% (TSFR1M+209bps), 6/15/40(a)(b)(c) .......... 715 721
Series 2025-OANA, Class D, 6.77% (TSFR1M+309bps), 6/15/40(a)(b)(c) .......... 1,005 1,012
AOA Trust ............................................................
Series 2025-1301, Class A, 5.06%, 8/11/42(a)(c)(e) ........................... 3,768 3,815
Series 2025-1301, Class B, 5.30%, 8/11/42(a)(c)(e) ........................... 2,394 2,424
Series 2025-1301, Class C, 5.64%, 8/11/42(a)(c)(e) ........................... 4,787 4,853
Series 2025-1345, Class A, 5.28% (TSFR1M+160bps), 6/15/42(a)(b)(c) ............ 1,547 1,554
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class C, 3.60%, 5/15/53, Callable 5/15/30 @ 100(a)(e) .......... 1,500 1,417
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(e) .......... 5,150 4,546
ARES Commercial Mortgage Trust, Series 2026-GCP, Class B, 5.20% (TSFR1M+150bps),
2/15/43(a)(b)(c) .................................................... 434 434
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class B, 5.78% (TSFR1M+210bps), 8/15/42(a)(b)(c) .......... 2,037 2,033
Series 2025-ATRM, Class D, 6.98% (TSFR1M+330bps), 8/15/42(a)(b)(c) .......... 3,489 3,457
Series 2025-ATRM, Class F, 9.18% (TSFR1M+550bps), 8/15/42(a)(b)(c) ........... 2,000 1,973
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(c)(e) ........................... 1,450 1,438
Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)(e) ........................... 1,310 1,282
BAMLL Commercial Mortgage Securities Trust, Series 2025-HYT, Class B, 5.58%
(TSFR1M+190bps), 12/15/42(a)(b)(c) .................................... 765 766
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100 .......... 5,000 4,938
BBCCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 2/10/26 @ 100(a)(c) ... 5,935 5,426
Benchmark Mortgage Trust ................................................
Series 2021-B25, Class 300D, 2.99%, 4/15/54, Callable 4/15/31 @ 100(a)(e) ........ 2,417 1,394
Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100(c)(e) .......... 40,603 1,579
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(c)(e) ... 500 500
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 4.88% (TSFR1M+120bps),
3/15/42(a)(b)(c) .................................................... 2,449 2,446

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
BPR Trust ............................................................
Series 2021-TY, Class B, 4.95% (TSFR1M+126bps), 9/15/38(a)(b)(c) ............. $ 750 $ 750
Series 2021-TY, Class C, 5.50% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,388 1,387
Series 2021-TY, Class D, 6.15% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 2,752 2,750
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 6/15/44(a)(c)(e) ...... 1,345 1,378
BX Commercial Mortgage Trust ............................................
Series 2022-CSMO, Class A, 5.79% (TSFR1M+211bps), 6/15/27(a)(b)(c) .......... 4,013 4,017
Series 2022-CSMO, Class C, 7.57% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 7,500 7,502
Series 2022-CSMO, Class D, 8.02% (TSFR1M+434bps), 6/15/27(a)(b)(c) .......... 2,400 2,402
Series 2023-XL3, Class A, 5.44% (TSFR1M+176bps), 12/9/40(a)(b)(c) ............ 77 77
Series 2025-COPT, Class B, 5.88% (TSFR1M+220bps), 8/15/42(a)(b)(c) ........... 6 6
BX Mortgage Trust, Series 2021-PAC, Class B, 4.69% (TSFR1M+101bps), 10/15/36(a)(b)(c) 3,250 3,242
BX Trust .............................................................
Series 2022-CLS, Class A, 5.76%, 10/13/27(a)(c) ............................ 2,111 2,126
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(c) ............................ 3,000 2,990
Series 2022-CLS, Class C, 6.79%, 10/13/27(a)(c) ............................ 2,500 2,422
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(c)(e) ......................... 3,427 3,484
Series 2025-GW, Class A, 5.28% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 3,299 3,311
Series 2025-GW, Class B, 5.53% (TSFR1M+185bps), 7/15/42(a)(b)(c) ............ 4,124 4,138
Series 2025-GW, Class C, 5.78% (TSFR1M+210bps), 7/15/42(a)(b)(c) ............ 2,474 2,483
Series 2025-GW, Class D, 6.43% (TSFR1M+275bps), 7/15/42(a)(b)(c) ............ 2,049 2,060
Series 2025-ROIC, Class A, 4.82% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... 2,632 2,631
Series 2025-ROIC, Class B, 5.07% (TSFR1M+139bps), 3/15/30(a)(b)(c) ........... 3,006 3,000
Series 2025-VOLT, Class A, 5.38% (TSFR1M+170bps), 12/15/44(a)(b)(c) .......... 2,260 2,270
Series 2025-VOLT, Class B, 5.78% (TSFR1M+210bps), 12/15/44(a)(b)(c) .......... 5,554 5,578
Series 2025-VOLT, Class C, 6.03% (TSFR1M+235bps), 12/15/44(a)(b)(c) .......... 3,586 3,604
BXP Trust ............................................................
Series 2021-601L, Class A, 2.62%, 1/15/44(a)(c) ............................ 2,824 2,488
Series 2021-601L, Class B, 2.78%, 1/15/44(a)(c)(e) .......................... 5,545 4,830
Series 2021-601L, Class C, 2.78%, 1/15/44(a)(c)(e) .......................... 3,750 3,181
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)(e) .......................... 5,750 4,674
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(c) ................................................ 2,000 1,757
COMM Mortgage Trust ..................................................
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(c) .......... 1,075 926
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 3,622 3,810
Series 2024-277P, Class B, 7.00%, 8/10/44(a)(c)(e) ........................... 453 481
CSMC Trust ..........................................................
Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(c) ........................... 1,950 1,850
Series 2019-UVIL, Class C, 3.28%, 12/15/41(a)(c)(e) ......................... 5,000 4,663
Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a)(c) ......... 2,500 2,134
DBJPM Mortgage Trust ..................................................
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... 438 433
Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a)(c) ........... 2,500 —(f)
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 5.42% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 2,750 2,747
GFH Mortgage Trust, Series 2025-IND, Class B, 5.55%, 6/15/33(a)(c) ................. 1,850 1,858
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class C, 5.51%, 9/10/38(a)(c)(e) .... 1,882 1,885
GS Mortgage Securities Trust ..............................................
Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100 ........... 4,000 3,816
Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100 ........... 5,000 4,746
Hilton USA Trust .......................................................
Series 2016-HHV, Class A, 3.72%, 11/5/38(a)(c) ............................ 2,286 2,274
Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(c)(e) .......................... 4,650 4,641
Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(c)(e) .......................... 1,873 1,864
Series 2016-HHV, Class D, 4.19%, 11/5/38(a)(c)(e) .......................... 1,866 1,852
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 2/5/45(a)(c)(e) ......... 1,593 1,649
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(c) .......... 12,552 12,438
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(c) ............................ 1,906 1,826
Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(c)(e) .......................... 4,947 4,629
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(c)(e) ......................... 7,369 6,958
Series 2025-SPRL, Class A, 5.47%, 1/13/40(a)(c)(e) .......................... 7,119 7,377

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-SPRL, Class B, 5.76%, 1/13/40(a)(c)(e) .......................... $ 2,624 $ 2,716
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.52% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 8,466 8,481
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, 3.82%, 3/15/32(a)(c)(e) .... 2,500 2,275
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.04%, 11/5/37(a)(c)(e) .... 1,239 1,253
IRV Trust, Series 2025-200P, Class A, 5.29%, 3/14/47, Callable 2/14/35 @ 100(a)(c)(e) ..... 4,904 5,025
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10, Class C, 4.21%, 12/15/47, Callable 12/15/26 @ 100(e) ........... 534 520
Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a)(c) ............ 5,000 4,748
Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100(a)(c)(e) .......... 2,436 2,259
Series 2019-OSB, Class D, 3.78%, 6/5/39, Callable 6/5/29 @ 100(a)(c)(e) .......... 2,000 1,836
Series 2021-2NU, Class D, 2.08%, 1/5/40(a)(c) ............................. 2,700 2,124
Series 2021-2NU, Class XA, 0.09%, 1/5/40(a)(c)(e) .......................... 226,300 340
Jackson Park Trust ......................................................
Series 2019-LIC, Class A, 2.77%, 10/14/39(a)(c) ............................ 5,000 4,654
Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(c)(e) .......................... 5,000 4,583
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 5.30% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 2,716 2,722
LBA Trust, Series 2024-7IND, Class B, 5.42% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 1,463 1,464
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.87%, 10/13/33, Callable 10/13/28 @ 100(a)
(c)(e) ........................................................... 4,351 4,378
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, 4.91%, 10/15/42(a)(c)(e) ... 4,697 4,724
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(c) ............................ 10,274 9,914
Series 2020-1MW, Class B, 2.33%, 9/10/39(a)(c)(e) .......................... 8,081 7,800
Series 2020-1MW, Class C, 2.33%, 9/10/39(a)(c)(e) .......................... 5,000 4,810
Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)(e) .......................... 6,475 6,176
MHP, Series 2022-MHIL, Class D, 5.29% (TSFR1M+161bps), 1/15/39(a)(b)(c) .......... 2,000 2,000
MILE Trust, Series 2025-STNE, Class C, 5.78% (TSFR1M+210bps), 7/15/42(a)(b)(c) ..... 1,841 1,843
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/43(a)(c) ........ 2,750 2,295
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P, Class A, 4.88%, 7/13/42(a)(c)(e) ........................... 315 318
Series 2025-300P, Class B, 5.18%, 7/13/42(a)(c)(e) ........................... 2,022 2,040
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(c) ................ 13,034 12,144
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.29% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 5,000 4,966
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class B, 5.23% (TSFR1M+155bps),
8/15/42(a)(b)(c) .................................................... 3,000 3,007
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(c) ..................... 2,357 2,428
SHR Trust ............................................................
Series 2024-LXRY, Class B, 6.13% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 4,487 4,493
Series 2024-LXRY, Class C, 6.63% (TSFR1M+295bps), 10/15/41(a)(b)(c) .......... 2,022 2,040
SLG Office Trust .......................................................
Series 2021-OVA, Class B, 2.71%, 7/15/41(a)(c) ............................ 4,000 3,567
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(c) ............................ 4,000 3,571
SREIT Trust, Series 2021-MFP2, Class D, 5.36% (TSFR1M+168bps), 11/15/36(a)(b)(c) .... 1,000 999
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.12% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 2,211 2,194
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS, Class A, 4.06%, 8/17/36(a)(c)(e) .......................... 4,200 4,122
Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100 .............. 2,000 1,841
Series 2021-SAVE, Class D, 6.40% (TSFR1M+271bps), 2/15/40(a)(b)(c) ........... 1,200 1,197
Series 2025-HI, Class A, 5.37% (TSFR1M+169bps), 10/15/42(a)(b)(c) ............. 520 521
345,335
Private CMO Floating (0.0%):(d)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 4.54%
(TSFR1M+86bps), 7/19/35, Callable 2/19/26 @ 100(b) ........................ 247 162
Total Collateralized Mortgage Obligations (Cost $511,866)
a
a
a
504,323

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description Shares
a
Value
(000)
Preferred Stocks (0.3%)
Consumer Staples (0.2%):
CHS, Inc., Series 2, 7.10%(g) .............................................. $ 400,000 $ 10,180
Financials (0.1%):
Citigroup Capital XIII, 10.30% (TSFR3M+663bps), 10/30/40(b) ..................... 87,500 2,624
U.S. Bancorp, Series A, 4.95% (TSFR3M+128bps)(b)(g) .......................... 5,000 3,892
6,516
Total Preferred Stocks (Cost $15,932)
a
a
a
16,696
Principal Amount
(000)
Senior Secured Loans (1.8%)
Communication Services (0.1%):
Altafiber, Term Loan B, First Lien, 5.97% (SOFR03M+225bps), 11/24/28(b) ............ 483 481
Lumen Technologies, Inc., Term Loan A, First Lien, 9.72% (SOFR01M+600bps), 6/1/28(b) .. 6,300 6,311
6,792
Consumer Discretionary (0.7%):
Academy, Ltd., Refinancing Term Loans, First Lien, 7.45% (SOFR01M+375bps), 11/8/27(b) . 106 106
Alterra Mountain Co., Series B-9 Term Loan, First Lien, 6.22% (SOFR03M+250bps),
8/17/28(b) ........................................................ 343 343
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien, 10.68%
(SOFR01M+700bps), 1/4/29(b) ......................................... 6,488 6,436
BJ's Wholesale Club, Inc., Tranch B Term, First Lien, 5.42% (SOFR01M+175bps), 2/5/29(b) 825 827
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien, 5.47%
(SOFR03M+175bps), 9/19/31(b) ........................................ 4,765 4,765
Charter Communications Operating LLC, Term Loan B-5, First Lien, 5.91%
(SOFR03M+225bps), 12/15/31(b) ....................................... 4,629 4,621
DK Crown Holdings, Inc., Term B Loans, First Lien, 5.42% (SOFR01M+175bps), 3/4/32(b) . 993 992
Flutter Financing B.V., 2024 Refinancing Term B Loan, First Lien, 5.42%
(SOFR03M+175bps), 11/29/30(b) ....................................... 1,867 1,862
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien, 5.47%
(SOFR03M+175bps), 9/22/32(b) ........................................ 3,299 3,318
Great Outdoors Group LLC, Term Loan B, First Lien, 6.97% (SOFR03M+325bps), 1/23/32(b) 894 893
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 6.92% (SOFR03M+325bps),
3/6/28(b) ......................................................... 705 703
Petco Health & Wellness Co., Inc., Term Loan B, First Lien, 1/22/31(h) ................ 5,135 5,013
PetSmart, Inc., Initial Term Loan, First Lien, 7.67% (SOFR01M+400bps), 8/18/32(b) ...... 3,057 3,052
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien, 9.43% (SOFR01M+575bps),
6/30/28(b) ........................................................ 1,616 1,629
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien, 5.76% (SOFR03M+300bps),
3/18/30(b) ........................................................ 175 175
34,735
Consumer Staples (0.1%):
Reynolds Consumer Products LLC, Initial Term Loan, First Lien, 5.47% (SOFR03M+175bps),
3/4/32(b) ......................................................... 1,640 1,650
US Foods, Inc., Replacement B 2024 Term Loan, First Lien, 5.47% (SOFR03M+175bps),
10/3/31(b) ........................................................ 2,426 2,440
4,090
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien, 5.68% (SOFR01M+200bps), 2/11/30(b) ...... 2,382 2,382
Murphy USA, Inc., Tranche B Term Loan, First Lien, 5.45% (SOFR01M+175bps), 4/7/32(b) . 748 754
3,136
Financials (0.5%):
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 6.42%
(SOFR03M+275bps), 2/18/31(b) ........................................ 80 79
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 6.37%
(SOFR06M+275bps), 2/18/31(b) ........................................ 1,555 1,549
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien, 5.42% (SOFR03M+175bps),
10/15/31(b) ....................................................... 4,143 4,165
Asplundh Tree Expert LLC, Term Loan B, First Lien, 5.47% (SOFR03M+175bps), 5/23/31(b) 584 584

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Broadstreet Partners, Inc., 2024 Term B Loans, First Lien, 6.22% (SOFR03M+250bps),
6/16/31(b) ........................................................ $ 986 $ 979
Chicago US Midco III LP, Delayed Draw Term Loan Commitment, First Lien, 10/9/32(h)(i) . 197 197
Chicago US Midco III, LP, Closing Date Term Loans, First Lien, 6.22% (SOFR03M+250bps),
10/29/32(b) ....................................................... 1,328 1,324
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien, 6.34%
(SOFR03M+250bps), 11/8/32(b) ........................................ 2,682 2,677
Colossus Acquireco LLC, Initial Term Loan, First Lien, 5.41% (SOFRDAILY+175bps),
7/30/32(b) ........................................................ 1,496 1,490
Delta 2 (LUX) SARL, Term Loan B, First Lien, 5.42% (SOFR03M+175bps), 9/19/31(b) .... 1,100 1,099
EP Wealth Advisors, Inc., Closing Date Term Loans, First Lien, 6.67% (SOFR03M+300bps),
10/18/32(b) ....................................................... 500 503
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 6.97% (SOFR03M+325bps),
1/29/29(b) ........................................................ 472 470
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien, 7.20% (SOFR03M+350bps),
6/30/31(b) ........................................................ 889 890
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien, 6.72%
(SOFR03M+300bps), 7/2/31(b) ......................................... 1,798 1,792
Ryan Specialty Group LLC, Term Loan B1, First Lien, 5.72% (SOFR03M+200bps), 9/15/31(b) 495 495
Truist Insurance Holdings LLC, Term Loan B, First Lien, 6.42% (SOFR03M+275bps),
5/6/31(b) ......................................................... 563 561
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.91% (SOFR03M+425bps),
7/1/32(b) ......................................................... 7,855 7,835
26,689
Industrials (0.0%):(d)
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien, 5.72% (SOFR03M+200bps), 10/1/31(b) 1,341 1,343
Janus International Group LLC, Term Loan B, First Lien, 6.32% (SOFR03M+250bps),
8/5/30(b) ......................................................... 176 176
Knife River Corp., Initial Tranche B Term Loans, First Lien, 5.74% (SOFR03M+200bps),
3/8/32(b) ......................................................... 1,712 1,717
3,236
Information Technology (0.3%):
Open Text Corp., Term Loan B, First Lien, 5.47% (SOFR03M+175bps), 1/31/30(b) ....... 4,191 4,121
Proofpoint, Inc., 2024 Refinancing Term Loan, First Lien, 6.67% (SOFR03M+300bps),
8/31/28(b) ........................................................ 466 462
Sandisk Corp., Term B Loan, First Lien, 6.67% (SOFR03M+300bps), 2/23/32(b) ......... 1,060 1,061
X.AI LLC, Term Loan B, First Lien, 10.92% (TSFR1M+725bps), 6/28/30(b) ............ 3,000 3,051
X.AI LLC, Term Loan, First Lien, 12.50%, 6/28/30 .............................. 5,000 5,408
14,103
Materials (0.0%):(d)
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien, 8.20%
(SOFR03M+450bps), 11/18/30(b) ....................................... 1,750 1,521
Element Solutions, Inc., Term Loan, First Lien, 12/18/30(h) ......................... 1,000 1,003
Light & Wonder International, Inc., Term Loan B-3, First Lien, 5.67% (SOFR01M+200bps),
4/16/29(b) ........................................................ 965 962
3,486
Utilities (0.0%):(d)
NRG Energy, Inc., 2024 New Term Loans, First Lien, 5.42% (SOFR01M+175bps), 4/16/31(b) 4 4
NRG Energy, Inc., 2024 New Term Loans, First Lien, 5.42% (SOFR03M+175bps), 4/16/31(b) 1,586 1,587
SGH2 LLC, Initial Term Loan, First Lien, 8.17% (SOFR03M+450bps), 8/18/32(b) ........ 1,196 1,198
2,789
Total Senior Secured Loans (Cost $98,790)
a
a
a
99,056
Corporate Bonds (19.3%)
Communication Services (2.3%):
Alphabet, Inc., 5.45%, 11/15/55, Callable 5/15/55 @ 100 .......................... 1,541 1,505
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100 .................................. 489 468
5.13%, 4/30/36, Callable 1/30/36 @ 100 .................................. 5,086 5,061

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Charter Communications Operating LLC/Charter Communications Operating Capital
5.85%, 12/1/35, Callable 9/1/35 @ 100(j) .................................. $ 1,556 $ 1,548
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 254 192
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31, Callable 2/15/27
@ 105(a) ......................................................... 1,317 1,357
DISH Network Corp., 11.75%, 11/15/27, Callable 2/14/26 @ 102.94(a) ................ 9,724 10,056
EchoStar Corp.
10.75%, 11/30/29, Callable 11/30/26 @ 105.38 .............................. 10,796 11,834
6.75%, 11/30/30, Callable 11/30/26 @ 102(k) ............................... 14,317 14,552
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 3/6/26 @ 101.69(a) ...... 12,148 12,202
Lamar Media Corp., 5.38%, 11/1/33, Callable 11/1/28 @ 102.69(a) ................... 91 91
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 1,475 1,318
Meta Platforms, Inc., 5.63%, 11/15/55, Callable 5/15/55 @ 100 ...................... 4,546 4,319
Netflix, Inc., 5.40%, 8/15/54, Callable 2/15/54 @ 100 ............................. 2,466 2,357
Paramount Global, 4.38%, 3/15/43 .......................................... 27,297 18,769
ROBLOX Corp., 3.88%, 5/1/30, Callable 3/6/26 @ 100.97(a) ....................... 7,294 6,984
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%,
3/20/28, Callable 3/20/27 @ 100(a) ...................................... 174 175
T-Mobile USA, Inc.
4.95%, 11/15/35, Callable 8/15/35 @ 100 .................................. 3,809 3,767
5.00%, 2/15/36, Callable 11/15/35 @ 100 .................................. 3,693 3,653
5.70%, 1/15/56, Callable 7/15/55 @ 100 .................................. 2,285 2,209
Verizon Communications, Inc., 5.88%, 11/30/55, Callable 5/30/55 @ 100 ............... 3,778 3,729
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 ................. 11,913 8,416
WMG Acquisition Corp., 3.88%, 7/15/30, Callable 3/6/26 @ 101.94(a) ................ 12,735 12,229
126,791
Consumer Discretionary (0.6%):
AutoNation, Inc., 5.89%, 3/15/35, Callable 12/15/34 @ 100 ........................ 1,324 1,373
Boyne USA, Inc., 4.75%, 5/15/29, Callable 3/6/26 @ 101.19(a) ...................... 858 847
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100(j) .............. 1,562 1,599
D.R. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35 @ 100 ........................ 2,591 2,682
Daimler Truck Finance North America LLC, 5.38%, 6/25/34, Callable 3/25/34 @ 100(a) .... 2,668 2,721
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 1,663 1,682
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 481 426
Hyatt Hotels Corp.
5.50%, 6/30/34, Callable 3/30/34 @ 100 .................................. 430 443
5.40%, 12/15/35, Callable 9/15/35 @ 100 ................................. 1,885 1,888
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 84 88
Lowe's Cos., Inc., 4.85%, 10/15/35, Callable 7/15/35 @ 100 ........................ 5,712 5,667
Marriott International, Inc.
5.25%, 10/15/35, Callable 7/15/35 @ 100 ................................. 427 433
5.50%, 4/15/37, Callable 1/15/37 @ 100 .................................. 1,833 1,869
Meritage Homes Corp., 5.65%, 3/15/35, Callable 12/15/34 @ 100 .................... 2,078 2,116
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 570 573
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32, Callable 9/15/28 @ 103.75(a) ..... 1,159 1,189
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 50 43
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 3/6/26
@ 101.66(a) ...................................................... 843 770
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%,
5/1/32, Callable 5/1/27 @ 103.31(a)(j) .................................... 2,564 2,619
Toll Brothers Finance Corp., 5.60%, 6/15/35, Callable 3/15/35 @ 100(j) ................ 1,141 1,185
Volkswagen Group of America Finance LLC, 5.60%, 3/22/34, Callable 12/22/33 @ 100(a) .. 2,208 2,269
32,482
Consumer Staples (1.1%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 4,092 3,591
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,102 659
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34,
Callable 11/15/28 @ 102.88(a) ......................................... 3,846 3,781
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,399 3,459
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 426 444
Constellation Brands, Inc., 4.95%, 11/1/35, Callable 8/1/35 @ 100(j) .................. 3,078 3,040

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 7/16/26 @ 103.31(a)(j) ............................ $ 9,117 $ 9,357
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 3,386 3,428
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 524 472
Kellanova, 4.50%, 4/1/46 ................................................. 263 232
Keurig Dr. Pepper, Inc., 5.15%, 5/15/35, Callable 2/15/35 @ 100 ..................... 6,639 6,633
Kraft Heinz Foods Co., 6.88%, 1/26/39 ....................................... 9,322 10,381
Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @ 100(a) ............................. 3,598 3,681
PepsiCo, Inc., 5.00%, 7/23/35, Callable 4/23/35 @ 100 ............................ 2,520 2,563
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100(a) .................... 2,135 1,893
Sodexo, Inc., 5.80%, 8/15/35, Callable 5/15/35 @ 100(a) .......................... 1,666 1,735
Sysco Corp., 5.40%, 3/23/35, Callable 12/23/34 @ 100 ............................ 1,293 1,336
The Hershey Co., 5.10%, 2/24/35, Callable 11/24/34 @ 100 ........................ 720 739
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100(j) ................... 688 744
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 15 14
58,182
Energy (0.9%):
Boardwalk Pipelines LP, 5.38%, 2/15/36, Callable 11/15/35 @ 100 ................... 2,280 2,285
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 2,227 1,952
Cheniere Energy Partners LP, 5.55%, 10/30/35, Callable 4/30/35 @ 100(a) .............. 1,810 1,849
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 2/14/26 @ 100 ..................... 500 500
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 3/6/26 @ 104.19(a) ................ 7,682 7,983
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 1,994 2,030
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 1,000 994
Diamondback Energy, Inc.
5.40%, 4/18/34, Callable 1/18/34 @ 100 .................................. 1,843 1,889
5.75%, 4/18/54, Callable 10/18/53 @ 100 ................................. 439 419
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 1,808 1,876
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35, Callable 10/15/34 @ 100 ........... 4,319 4,565
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 3,677 3,672
Enterprise Products Operating LLC, 5.20%, 1/15/36, Callable 10/15/35 @ 100 ........... 3,008 3,059
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35, Callable 4/15/35 @ 100(a) .......... 2,769 2,866
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(j) ................... 1,342 1,329
Occidental Petroleum Corp., 6.45%, 9/15/36 ................................... 1,333 1,420
ONEOK, Inc.
5.40%, 10/15/35, Callable 7/15/35 @ 100 ................................. 909 916
5.15%, 10/15/43, Callable 4/15/43 @ 100 ................................. 702 640
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 100 103
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34, Callable 6/15/34 @ 100 1,733 1,788
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 1,186 1,323
Viper Energy Partners LLC, 5.70%, 8/1/35, Callable 5/1/35 @ 100 .................... 2,712 2,759
46,217
Financials (5.7%):
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32, Callable 7/1/28 @ 103.38(a) ......... 1,650 1,691
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 6,733 6,733
American Express Co., 4.80% (SOFR+124bps), 10/24/36, Callable 10/24/35 @ 100(b) ..... 2,966 2,910
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,786 1,837
Amrize Finance US LLC, 5.40%, 4/7/35, Callable 1/7/35 @ 100 ..................... 738 764
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 840 836
Apollo Debt Solutions BDC, 5.70%, 1/23/31, Callable 12/23/30 @ 100(a) .............. 1,255 1,248
Apollo Global Management, Inc., 5.15%, 8/12/35, Callable 5/12/35 @ 100 .............. 3,041 3,027
Arthur J. Gallagher & Co.
5.45%, 7/15/34, Callable 4/15/34 @ 100 .................................. 671 692
5.55%, 2/15/55, Callable 8/15/54 @ 100 .................................. 1,658 1,587
Athene Global Funding, 2.67%, 6/7/31(a) ...................................... 3,000 2,689
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(b) .................... 2,000 1,787
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(b) .................. 2,050 1,798
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 1,266 1,207
Blackstone Reg Finance Co. LLC, 4.95%, 2/15/36, Callable 11/15/35 @ 100 ............ 2,668 2,637
Block, Inc., 6.00%, 8/15/33, Callable 8/15/28 @ 103(a) ............................ 2,205 2,251

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
BMW US Capital LLC, 5.20%, 8/11/35, Callable 5/11/35 @ 100(a) ................... $ 2,353 $ 2,371
Brown & Brown, Inc.
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 930 957
5.55%, 6/23/35, Callable 3/23/35 @ 100 .................................. 2,084 2,130
6.25%, 6/23/55, Callable 12/12/54 @ 100 ................................. 872 902
Burford Capital Global Finance LLC, 7.50%, 7/15/33, Callable 7/15/28 @ 103.75(a) ....... 786 760
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) ... 2,000 1,749
Citigroup, Inc., 3.88% (H15T5Y+342bps), Callable 2/18/26 @ 100(b)(g) ............... 2,288 2,285
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 2,650 2,863
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(b) .................................................. 978 871
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 1,000 1,000
Fifth Third Bancorp, 5.14% (SOFR+124bps), 1/29/37, Callable 1/29/36 @ 100(b) ......... 3,651 3,626
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 2,500 2,580
Fiserv, Inc.
5.25%, 8/11/35, Callable 5/11/35 @ 100 .................................. 7,373 7,314
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 3,661 2,882
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 226 231
Ford Motor Credit Co. LLC
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 2,529 2,549
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 1,878 1,958
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 2,531 2,517
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 1,675 1,907
Global Payments, Inc.
5.55%, 11/15/35, Callable 8/15/35 @ 100 .................................. 7,281 7,218
5.95%, 8/15/52, Callable 2/15/52 @ 100(j) ................................. 1,416 1,356
Huntington Bancshares, Inc.
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) .................. 3,398 2,959
5.61% (H15T5Y+135bps), 1/28/41, Callable 10/28/35 @ 100(b) ................. 2,192 2,179
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 7,735 8,042
Janus Henderson US Holdings, Inc., 5.45%, 9/10/34, Callable 6/10/34 @ 100 ............ 2,027 2,037
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31, Callable 10/15/27 @ 103.31(a) 1,771 1,755
Jefferies Financial Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 ............... 1,109 1,094
JPMorgan Chase & Co.
5.58% (SOFR+164bps), 7/23/36, Callable 7/23/35 @ 100(b) .................... 3,628 3,730
4.81% (SOFR+119bps), 10/22/36, Callable 10/22/35 @ 100(b) .................. 3,836 3,781
4.90% (SOFR+107bps), 1/22/37, Callable 1/22/36 @ 100(b) .................... 3,683 3,654
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(b) ...................... 5,086 5,065
KeyCorp
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b) ............ 1,557 1,554
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(b)(j) ............... 3,445 3,731
KeyCorp Capital II, 6.88%, 3/17/29 .......................................... 750 774
KKR & Co., Inc., 5.10%, 8/7/35, Callable 5/7/35 @ 100 ........................... 3,542 3,506
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31,
Callable 7/15/27 @ 103.5(a) ........................................... 893 948
LPL Holdings, Inc., 5.65%, 3/15/35, Callable 12/15/34 @ 100 ....................... 1,568 1,598
M&T Bank Corp., 5.40% (H15T5Y+143bps), 7/30/35, Callable 7/30/30 @ 100(b) ........ 2,133 2,154
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 513 495
MassMutual Global Funding II, 5.05%, 8/26/35(a) ............................... 11,357 11,374
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 3,431 4,112
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 6,316 3,761
Morgan Stanley
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(b) .................... 1,533 1,571
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 1,677 1,474
4.89% (SOFR+131bps), 10/22/36, Callable 10/22/35 @ 100(b) .................. 4,399 4,329
5.07% (SOFR+118bps), 1/30/37, Callable 1/30/36 @ 100(b) .................... 3,633 3,616
Morgan Stanley Private Bank NA, 4.73% (SOFR+108bps), 7/18/31, Callable 7/18/30 @ 100(b) 3,596 3,643
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 2,332 2,340
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 8,763 8,720
New York Life Global Funding, 5.35%, 1/23/35(a) ............................... 5,230 5,451
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(b) .... 7,122 7,091
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 550 567

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Pinnacle Financial Partners, Inc., 7.54% (USISOA05+338bps), 2/7/29(b) ............... $ 4,787 $ 5,025
Raymond James Financial, Inc., 4.90%, 9/11/35, Callable 6/11/35 @ 100 ............... 3,014 2,986
Rocket Cos., Inc., 6.38%, 8/1/33, Callable 8/1/28 @ 103.19(a) ....................... 386 401
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 3,760 3,822
Santander Holdings USA, Inc., 6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(b)(j) 2,344 2,501
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(b) ......... 3,588 3,863
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 848 880
Stonepeak Nile Parent LLC, 7.25%, 3/15/32, Callable 3/15/28 @ 103.63(a) ............. 2,242 2,368
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 4,751 4,795
The Bank of New York Mellon Corp.
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(b) .................... 1,177 1,211
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(b) .................... 2,668 2,783
The Carlyle Group, Inc., 5.05%, 9/19/35, Callable 6/19/35 @ 100 .................... 4,252 4,184
The Charles Schwab Corp.
4.00% (H15T5Y+317bps), Callable 6/1/26 @ 100(b)(g) ....................... 2,292 2,282
4.91% (SOFR+123bps), 11/14/36, Callable 11/14/35 @ 100(b) .................. 2,638 2,615
The Goldman Sachs Group, Inc.
5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(b) .................... 1,478 1,562
5.07% (SOFR+119bps), 1/21/37, Callable 1/21/36 @ 100(b) .................... 1,472 1,466
The Northwestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 1,471 1,569
The PNC Financial Services Group, Inc.
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 650 681
5.58% (SOFR+139bps), 1/29/36, Callable 1/29/35 @ 100(b)(j) .................. 3,565 3,699
5.37% (SOFR+142bps), 7/21/36, Callable 7/21/35 @ 100(b) .................... 4,031 4,128
5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36 @ 100(b) .................. 7,347 7,345
Toyota Motor Credit Corp.
5.35%, 1/9/35 ..................................................... 1,304 1,360
4.80%, 1/11/36 ..................................................... 5,169 5,125
TPG Operating Group II LP, 5.38%, 1/15/36, Callable 10/15/35 @ 100 ................. 4,277 4,234
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(g) ...................... 1,886 1,899
4.96% (SOFR+140bps), 10/23/36, Callable 10/23/35 @ 100, MTN(b) ............. 2,658 2,616
U.S. Bancorp
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b) .................... 1,520 1,531
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100(b) ...................... 2,000 2,007
5.03% (SOFR+110bps), 1/26/37, Callable 1/26/36 @ 100(b)(j) .................. 3,673 3,663
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 3,633 3,862
Wells Fargo & Co.
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(g) ...................... 18,527 18,502
4.96% (SOFR+110bps), 1/23/37, Callable 1/23/36 @ 100(b) .................... 3,680 3,650
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 200 206
5.15%, 3/15/36, Callable 12/15/35 @ 100 ................................. 7,226 7,202
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 1,062 1,064
307,912
Health Care (2.0%):
180 Medical, Inc., 5.30%, 10/8/35, Callable 7/8/35 @ 100(a) ........................ 1,656 1,643
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a)(j) ............ 3,190 3,151
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 82 82
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 172 173
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 3/6/26 @ 101.63(a) ............... 3,644 3,535
Baxter International, Inc., 5.65%, 12/15/35, Callable 9/15/35 @ 100 ................... 2,312 2,329
Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a) ................ 2,000 1,836
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 3,000 2,936
Centene Corp.
4.63%, 12/15/29, Callable 3/6/26 @ 101.54 ................................ 12,379 12,066
2.50%, 3/1/31, Callable 12/1/30 @ 100 ................................... 2,740 2,369
CHS/Community Health Systems, Inc., 4.75%, 2/15/31, Callable 2/19/26 @ 102.38(a) ..... 500 449
CVS Health Corp., 6.75% (H15T5Y+252bps), 12/10/54, Callable 9/10/34 @ 100(b) ....... 918 954
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100(j) .................................. 9,198 8,558
8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) .................. 14,197 14,023
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 3,115 3,136

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GE HealthCare Technologies, Inc., 4.95%, 12/15/35, Callable 9/15/35 @ 100 ............ $ 2,834 $ 2,806
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 69 72
5.70%, 11/15/55, Callable 5/15/55 @ 100 .................................. 2,722 2,592
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 927 896
Medline Borrower LP, 5.25%, 10/1/29, Callable 3/6/26 @ 101.31(a) .................. 18,399 18,429
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 5/15/34, Callable 5/15/29 @
103.94(a)(j) ....................................................... 5,143 4,836
Orlando Health Obligated Group, 5.48%, 10/1/35, Callable 4/1/35 @ 100 ............... 245 256
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100 ........................ 779 810
Takeda US Financing, Inc., 5.20%, 7/7/35, Callable 4/7/35 @ 100 .................... 3,225 3,263
The Cigna Group, 5.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 2,381 2,413
Thermo Fisher Scientific, Inc., 4.89%, 10/7/37, Callable 7/7/37 @ 100 ................. 3,070 3,045
UnitedHealth Group, Inc., 5.63%, 7/15/54, Callable 1/15/54 @ 100 ................... 1,060 1,032
Universal Health Services, Inc., 5.05%, 10/15/34, Callable 7/15/34 @ 100 .............. 2,366 2,316
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,445 1,287
VSP Optical Group, Inc., 5.45%, 12/1/35, Callable 9/1/35 @ 100(a) ................... 4,432 4,440
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 1,337 1,358
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 3,714 3,737
110,828
Industrials (2.3%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 1,177 1,058
Air Lease Corp., 4.65% (H15T5Y+408bps), Callable 6/15/26 @ 100(b)(g) .............. 458 455
Alaska Airlines Pass Through Trust, 4.80%, 8/15/27(a) ............................ 3,648 3,662
American Airlines Pass Through Trust
3.60%, 10/15/29 .................................................... 1,188 1,129
5.65%, 11/11/34 .................................................... 1,624 1,635
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28, Callable 3/6/26 @ 100(a) 3,492 3,447
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 1,250 1,295
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 3/6/26 @ 101.5(a) ................. 2,030 2,009
British Airways Pass Through Trust, 3.35%, 6/15/29(a) ............................ 980 954
Carlisle Cos., Inc., 5.55%, 9/15/40, Callable 6/15/40 @ 100 ......................... 2,112 2,140
Carpenter Technology Corp., 5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ............... 6,820 6,929
CRH America Finance, Inc.
5.50%, 1/9/35, Callable 10/9/34 @ 100 ................................... 2,481 2,580
5.00%, 2/9/36, Callable 11/9/35 @ 100 ................................... 4,580 4,573
5.88%, 1/9/55, Callable 7/9/54 @ 100 .................................... 631 645
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 2,767 2,666
Delta Air Lines, Inc.
3.75%, 10/28/29, Callable 7/28/29 @ 100(j) ................................ 1,681 1,645
5.25%, 7/10/30, Callable 6/10/30 @ 100 .................................. 140 143
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 458 471
FedEx Freight Holding Co., Inc., 5.25%, 3/15/36, Callable 12/15/35 @ 100(a) ........... 3,640 3,614
GATX Corp., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............................ 2,653 2,716
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 694 718
Hubbell, Inc., 4.80%, 11/15/35, Callable 8/15/35 @ 100 ........................... 1,136 1,123
JetBlue Pass Through Trust
7.75%, 11/15/28 .................................................... 2,392 2,396
2.75%, 5/15/32 .................................................... 1,225 1,094
JH North America Holdings, Inc., 6.13%, 7/31/32, Callable 7/31/28 @ 103.06(a) ......... 9,249 9,443
Lockheed Martin Corp., 5.00%, 8/15/35, Callable 5/15/35 @ 100 ..................... 3,259 3,319
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 1,054 1,103
Otis Worldwide Corp., 5.13%, 9/4/35, Callable 6/4/35 @ 100 ....................... 2,071 2,097
Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35 @ 100 ............................ 2,136 2,214
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 293 312
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 177 189
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 1,523 1,548
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 3/6/26 @ 101.09(a) ....... 429 423
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 250 255
Southwest Airlines Co., 5.25%, 11/15/35, Callable 8/15/35 @ 100 .................... 10,638 10,406
Textron, Inc., 4.95%, 3/15/36, Callable 12/15/35 @ 100 ........................... 2,652 2,622

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Boeing Co.
6.88%, 3/15/39 .................................................... $ 17,585 $ 19,805
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 4,303 4,245
6.86%, 5/1/54, Callable 11/1/53 @ 100 ................................... 1,940 2,186
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 1,194 1,146
United Airlines Pass Through Trust
4.00%, 4/11/26 ..................................................... 5,619 5,612
3.50%, 5/1/28 ..................................................... 1,770 1,726
5.88%, 2/15/37 .................................................... 1,749 1,793
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 1,021 1,020
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 3,204 3,288
XPO, Inc., 6.25%, 6/1/28, Callable 2/14/26 @ 103.13(a) ........................... 2,687 2,737
126,586
Information Technology (1.1%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 2,441 2,491
Broadcom, Inc., 4.95%, 1/15/36, Callable 10/15/35 @ 100 ......................... 2,054 2,051
Cadence Design Systems, Inc., 4.70%, 9/10/34, Callable 6/10/34 @ 100 ................ 542 539
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 3,402 3,161
Dell International LLC/EMC Corp., 5.10%, 2/15/36, Callable 11/15/35 @ 100(j) ......... 2,500 2,457
Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28 @ 103(a) ........................ 123 125
Foundry JV Holdco LLC
6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ............................... 2,696 2,884
6.30%, 1/25/39, Callable 10/25/38 @ 100(a) ............................... 2,249 2,390
International Business Machines Corp., 4.95%, 2/3/36, Callable 11/3/35 @ 100 .......... 5,086 5,070
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 1,488 1,497
Micron Technology, Inc., 6.05%, 11/1/35, Callable 8/1/35 @ 100 ..................... 2,563 2,751
Oracle Corp.
4.65%, 5/6/30, Callable 3/6/30 @ 100 .................................... 5,521 5,461
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,016 7,528
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 5,044 4,443
Qnity Electronics, Inc., 5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) ................. 2,949 3,003
Roper Technologies, Inc., 5.10%, 9/15/35, Callable 6/15/35 @ 100 ................... 4,667 4,656
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100 ..... 1,887 1,903
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 1,409 1,428
TD SYNNEX Corp., 5.30%, 10/10/35, Callable 7/10/35 @ 100 ...................... 2,667 2,640
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 1 1
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 4,811 4,808
61,287
Materials (1.4%):
Amcor Flexibles North America, Inc., 5.50%, 3/17/35, Callable 12/17/34 @ 100(j) ........ 2,189 2,263
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 1,736 1,636
Eagle Materials, Inc., 5.00%, 3/15/36, Callable 12/15/35 @ 100 ...................... 8,613 8,438
Ecolab, Inc., 5.00%, 9/1/35, Callable 6/1/35 @ 100 ............................... 1,363 1,389
Huntsman International LLC
4.50%, 5/1/29, Callable 2/1/29 @ 100 .................................... 3,849 3,708
2.95%, 6/15/31, Callable 3/15/31 @ 100 .................................. 3,348 2,859
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 18,142 13,103
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 851 867
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 1,519 1,470
Olin Corp.
5.00%, 2/1/30, Callable 3/6/26 @ 100.63 .................................. 1,725 1,685
6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ................................ 10,507 10,298
Packaging Corp. of America, 5.20%, 8/15/35, Callable 5/15/35 @ 100 ................. 2,107 2,134
Reliance, Inc., 6.85%, 11/15/36 ............................................. 1,862 2,103
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100(j) ...................... 2,123 2,108
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 2,219 2,322
The Dow Chemical Co.
5.65%, 3/15/36, Callable 12/15/35 @ 100(j) ................................ 11,225 11,192
6.90%, 5/15/53, Callable 11/15/52 @ 100(j) ................................ 198 205
The Sherwin-Williams Co., 5.15%, 8/15/35, Callable 5/15/35 @ 100(j) ................ 2,887 2,931

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... $ 1,873 $ 1,934
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 256 255
Westlake Corp., 5.55%, 11/15/35, Callable 8/15/35 @ 100 .......................... 4,359 4,342
77,242
Real Estate (0.9%):
Alexandria Real Estate Equities, Inc., 5.50%, 10/1/35, Callable 7/1/35 @ 100 ............ 1,608 1,635
American Assets Trust LP, 6.15%, 10/1/34, Callable 7/1/34 @ 100 .................... 1,935 1,958
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 3,740 3,804
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 302 250
CBRE Services, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ....................... 2,471 2,546
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 2,446 2,251
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,753 1,806
Extra Space Storage LP, 5.35%, 1/15/35, Callable 10/15/34 @ 100 .................... 1,989 2,030
Healthpeak OP LLC, 5.38%, 2/15/35, Callable 11/15/34 @ 100 ...................... 1,376 1,399
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%,
7/15/28(a) ........................................................ 116 116
Kilroy Realty LP, 6.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 1,754 1,812
Public Storage Operating Co., 5.00%, 7/1/35, Callable 4/1/35 @ 100(j) ................ 3,461 3,503
Regency Centers LP, 5.10%, 1/15/35, Callable 10/15/34 @ 100 ...................... 1,703 1,722
SBA Tower Trust
2.33%, 1/15/28, Callable 7/15/26 @ 100(a) ................................ 3,000 2,885
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 2,947 3,013
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 9,035 9,074
2.59%, 10/15/31(a) .................................................. 5,000 4,488
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 2,821 3,034
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 2,359 2,402
49,728
Utilities (1.0%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 511 542
Calpine Corp., 5.13%, 3/15/28, Callable 3/6/26 @ 100.85(a) ........................ 2,356 2,355
CenterPoint Energy Houston Electric LLC, 5.05%, 3/1/35, Callable 12/1/34 @ 100 ........ 2,777 2,805
Cleco Power LLC, 5.30%, 1/15/36, Callable 10/15/35 @ 100(a) ...................... 2,656 2,668
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(b) ......... 959 946
Constellation Energy Generation LLC, 5.00%, 2/1/31, Callable 2/1/27 @ 101.67(a) ........ 17,669 17,914
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 708 753
Duke Energy Carolinas Storm Funding LLC, 4.90%, 3/1/46 ........................ 1,428 1,425
Duke Energy Corp., 3.30%, 6/15/41, Callable 12/15/40 @ 100 ....................... 4,432 3,398
Duke Energy Progress SC Storm Funding LLC, 5.40%, 3/1/44 ....................... 2,263 2,316
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 733 655
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 1,048 1,070
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 2,960 3,025
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35, Callable 4/23/35 @ 100(a) ......... 2,905 2,969
Interstate Power and Light Co., 5.60%, 6/29/35, Callable 3/29/35 @ 100 ............... 3,879 4,037
Oncor Electric Delivery Co. LLC, 5.35%, 4/1/35, Callable 1/1/35 @ 100(a) ............. 1,978 2,030
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 690 704
Public Service Co. of Oklahoma, 5.45%, 1/15/36, Callable 10/15/35 @ 100 ............. 2,701 2,762
52,374
Total Corporate Bonds (Cost $1,041,744)
a
a
a
1,049,629
Yankee Dollars (4.2%)
Communication Services (0.1%):
Orange SA, 5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ........................... 3,681 3,648
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 722 684
TELUS Corp., 6.38% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(b) ............. 2,745 2,774
7,106
Consumer Discretionary (0.9%):
Brightstar Lottery PLC, 5.25%, 1/15/29, Callable 3/6/26 @ 100(a) .................... 9,932 9,921
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 5,485 5,450

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a) ....................... $ 1,754 $ 1,805
Flutter Treasury DAC
6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .............................. 2,471 2,548
5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) ............................... 5,286 5,374
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 650 600
Gildan Activewear, Inc., 5.40%, 10/7/35, Callable 7/7/35 @ 100(a) ................... 2,101 2,098
NCL Corp. Ltd., 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ........................ 5,264 5,396
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 1,964 2,018
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 7,602 7,885
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 4,040 4,166
47,261
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., 5.08%, 9/29/35, Callable 6/29/35 @ 100(a) ............. 4,226 4,233
Bacardi Ltd./Bacardi-Martini B.V., 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ........... 121 122
Bacardi-Martini B.V., 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ..................... 3,619 3,745
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 6,306 5,464
Imperial Brands Finance PLC, 5.63%, 7/1/35, Callable 4/1/35 @ 100(a) ................ 1,376 1,407
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 155 106
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 1/15/36, Callable 10/15/35 @ 100 ................................. 626 635
6.25%, 3/1/56, Callable 9/1/55 @ 100 .................................... 897 904
16,616
Energy (0.4%):
Aker BP ASA, 5.13%, 10/1/34, Callable 7/1/34 @ 100(a) .......................... 314 309
BP Capital Markets PLC, 4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(b)(g) ........ 142 141
Breakwater Energy Holdings SARL, 9.25%, 11/15/30, Callable 11/15/27 @ 104.63(a) ...... 5,770 6,050
Enbridge, Inc.
5.63%, 4/5/34, Callable 1/5/34 @ 100 .................................... 260 271
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b) .................. 50 51
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 4,291 4,385
Saudi Arabian Oil Co., 5.00%, 2/2/36, Callable 11/2/35 @ 100(a) .................... 7,468 7,337
Var Energi ASA, 6.50%, 5/22/35, Callable 2/22/35 @ 100(a) ........................ 2,908 3,076
21,620
Financials (1.7%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(b) ............. 1,200 1,283
Ascot Group Ltd., 6.35% (H15T5Y+238bps), 6/15/35, Callable 3/15/30 @ 100(a)(b) ....... 3,383 3,504
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 1,202 1,254
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 544 563
Banco Santander SA, 6.92%, 8/8/33 ......................................... 2,800 3,091
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b) ........ 2,149 1,937
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(b) ........... 2,700 2,553
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.63% (H15T5Y+338bps), 2/11/35, Callable 2/11/30 @ 100(a)(b) ................ 2,602 2,755
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a)(b) ................ 1,759 1,959
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(b) .................. 1,196 1,306
BNP Paribas SA
2.87% (TSFR3M+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(b) ................ 500 457
5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(b) .................. 510 534
BPCE SA, 6.29% (SOFR+204bps), 1/14/36, Callable 1/14/35 @ 100(a)(b) .............. 3,123 3,329
Brookfield Asset Management Ltd.
5.30%, 1/15/36, Callable 10/15/35 @ 100 ................................. 5,696 5,687
6.08%, 9/15/55, Callable 3/15/55 @ 100 .................................. 2,963 3,049
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 1,977 2,091
Deutsche Bank AG, 5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(b) ......... 2,367 2,400
Fidelis Insurance Holdings Ltd., 7.75% (H15T5Y+428bps), 6/15/55, Callable 12/15/34 @
100(b)(j) ......................................................... 4,126 4,457
HSBC Holdings PLC
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b) .................... 1,200 1,403
6.80%, 6/1/38 ..................................................... 1,000 1,119
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(b) ............ 2,818 3,038

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lloyds Banking Group PLC, 7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) $ 1,095 $ 1,276
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ......... 297 318
Mitsubishi UFJ Financial Group, Inc., 5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @
100(b) ........................................................... 3,041 3,175
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(b) 3,252 3,392
Nationwide Building Society
4.00%, 9/14/26(a) .................................................. 1,618 1,614
5.54% (SOFR+165bps), 7/14/36, Callable 7/14/35 @ 100(a)(b) .................. 1,556 1,595
Pershing Square Holdings Ltd., 5.50%, 10/28/32, Callable 8/28/32 @ 100(a) ............ 8,100 8,096
Royal Bank of Canada, 5.15%, 2/1/34(j) ...................................... 1,035 1,074
Societe Generale SA
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(b) ................ 250 262
5.44% (SOFR+173bps), 10/3/36, Callable 10/3/35 @ 100(a)(b) .................. 2,669 2,675
5.40% (SOFR+160bps), 4/10/37, Callable 4/10/36 @ 100(a)(b) .................. 3,712 3,694
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(b) ................ 1,250 967
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 3/13/35(a) ............................. 2,383 2,408
Sumitomo Mitsui Trust Group, Inc., 5.42% (SOFR+165bps), 9/11/36, Callable 9/11/35 @
100(a)(b) ......................................................... 4,722 4,739
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(b) 2,787 2,834
UBS Group AG, 5.01% (SOFR+134bps), 3/23/37, Callable 3/23/36 @ 100(a)(b) .......... 4,356 4,306
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(b) .... 1,000 985
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 1,181 1,248
92,427
Health Care (0.0%):(d)
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 3,094 3,043
Industrials (0.5%):
Air Canada Pass Through Trust, 3.75%, 12/15/27(a) .............................. 3,251 3,199
Aircastle Ltd., 5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(b)(g) .............. 1,868 1,865
AS Mileage Plan IP Ltd., 5.31%, 10/20/31, Callable 8/20/31 @ 100(a) ................. 8,209 8,295
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a)(j) ............................ 5,051 5,175
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 74 75
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 684 708
Latam Airlines Group SA
7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) ............................. 482 505
7.63%, 1/7/31, Callable 7/7/27 @ 103.81(a) ................................ 1,602 1,680
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 2,362 2,426
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,319 1,376
25,304
Information Technology (0.2%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 134 140
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 9,082 9,378
9,518
Materials (0.1%):
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 5,204 5,385
Real Estate (0.0%):(d)
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 880 791
Total Yankee Dollars (Cost $222,670)
a
a
a
229,071
Municipal Bonds (4.5%)
Arizona (0.0%):(d)
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable
@100 ........................................................... 1,000 889
California (0.0%):(d)
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 1,500 1,538

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Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1, 5.66%, 11/1/39, Continuously Callable @100 ....................... $ 8,585 $ 8,781
Series D-1, 5.84%, 5/1/44, Continuously Callable @100 ....................... 1,300 1,306
Series E1, 5.28%, 11/1/39, Continuously Callable @102 ....................... 1,585 1,561
Series G-1, 5.86%, 11/1/43, Continuously Callable @100 ...................... 1,255 1,271
12,919
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue, Series C-2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 4,535 4,650
District of Columbia (0.0%):(d)
District of Columbia Revenue, 2.68%, 4/1/31 ................................... 1,500 1,313
Florida (0.7%):
County of Miami-Dade Aviation Revenue
Series B, 2.61%, 10/1/32, Continuously Callable @100 ........................ 1,000 889
Series C, 5.55%, 10/1/43, Continuously Callable @100 ........................ 980 989
Florida Housing Finance Corp. Revenue
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 4,010 4,124
Series 4, 5.88%, 7/1/44, Continuously Callable @100 ......................... 2,665 2,769
Series 6, 5.07%, 7/1/39, Continuously Callable @100 ......................... 635 616
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100 ..................................................... 26,804 28,308
37,695
Hawaii (0.1%):
State of Hawaii, GO
Series GN, 4.64%, 10/1/34 ............................................ 3,360 3,401
Series GN, 5.11%, 10/1/43, Continuously Callable @100 ...................... 3,075 3,062
6,463
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A, 5.67%, 1/1/45, Continuously Callable @100 ......................... 4,090 4,181
Series C, 5.43%, 7/1/39, Continuously Callable @100 ......................... 1,425 1,423
Series D, 5.76%, 7/1/40, Continuously Callable @100 ........................ 695 704
Series E, 5.44%, 7/1/40, Continuously Callable @100 ......................... 1,530 1,511
7,819
Illinois (0.2%):
City of Chicago, GO, Series D, 5.90%, 1/1/32 .................................. 1,875 1,913
City of Kankakee, GO (INS - Build America Mutual Assurance Co.), 5.28%, 12/1/36,
Continuously Callable @100 ........................................... 905 943
Illinois Finance Authority Revenue, 5.45%, 8/1/38 ............................... 1,500 1,446
Illinois Housing Development Authority Revenue
Series B, 5.63%, 10/1/41, Continuously Callable @100 ........................ 2,165 2,173
Series F, 5.44%, 10/1/39, Continuously Callable @100 ........................ 3,395 3,392
Sales Tax Securitization Corp. Revenue, Series B, 5.23%, 1/1/39, Continuously Callable @100 1,760 1,784
11,651
Indiana (0.1%):
Indiana Finance Authority Revenue, Series B, 3.08%, 9/15/27 ....................... 1,130 1,087
Indiana Housing & Community Development Authority Revenue
Series A-2, 5.83%, 7/1/45, Continuously Callable @100 ....................... 1,170 1,170
Series C-2, 5.56%, 7/1/40, Continuously Callable @100 ....................... 945 951
3,208
Iowa (0.0%):(d)
Iowa Finance Authority Revenue, Series H, 5.38%, 7/1/39, Continuously Callable @100 .... 1,180 1,177
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.48%, 8/1/39 .............................................. 12,562 12,198
Series A1-A3, 5.08%, 6/1/31 ........................................... 512 521
12,719
Maryland (0.1%):
Maryland Economic Development Corp. Revenue
5.07%, 11/30/34 .................................................... 905 921

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Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series B, 4.25%, 6/1/29 .............................................. $ 2,490 $ 2,404
Series B, 4.35%, 6/1/30 .............................................. 1,330 1,271
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,310
5,906
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue, Series A, 6.17%, 7/1/50,
Continuously Callable @100 ........................................... 8,365 8,559
Massachusetts Housing Finance Agency Revenue, Series 238, 4.94%, 12/1/39, Continuously
Callable @100 ..................................................... 1,985 1,871
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29, ETM .... 5 5
10,435
Michigan (0.1%):
Michigan State Housing Development Authority Revenue, Series E, 5.10%, 12/1/39,
Continuously Callable @100 ........................................... 4,485 4,348
Minnesota (0.4%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ 1,240 1,274
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 2,410 2,522
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 3,590 3,711
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 4,570 4,713
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 6,335 6,302
Series V, 5.88%, 7/1/44, Continuously Callable @100 ......................... 4,410 4,434
22,956
Nebraska (0.0%):(d)
Nebraska Investment Finance Authority Revenue, Series H, 5.77%, 3/1/43, Continuously
Callable @100 ..................................................... 1,980 1,996
Nevada (0.1%):
Nevada Housing Division Revenue
Series B, 5.68%, 10/1/45, Continuously Callable @100 ........................ 3,480 3,308
Series D, 5.79%, 10/1/35, Continuously Callable @100 ........................ 500 527
Series F, 5.13%, 10/1/39, Continuously Callable @100 ........................ 2,260 2,201
6,036
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, Series B, 5.35%, 11/1/39, Continuously
Callable @100 ..................................................... 3,580 3,651
New Jersey (0.0%):(d)
New Jersey Housing & Mortgage Finance Agency Revenue
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ 390 407
Series L, 5.69%, 4/1/35, Continuously Callable @100 ......................... 445 465
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 420 438
Series N, 5.85%, 10/1/40, Continuously Callable @100 ........................ 435 446
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26 ............... 450 445
2,201
New York (0.3%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%,
11/15/30 ......................................................... 1,090 1,169
New York City Housing Development Corp. Revenue
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 3,620 3,729
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 3,070 3,139
New York City IDA Revenue
2.34%, 1/1/35 ..................................................... 1,000 803
2.44%, 1/1/36 ..................................................... 1,250 984
New York City Transitional Finance Authority Future Tax Secured Revenue, Series G-3,
5.11%, 5/1/36, Continuously Callable @100 ................................ 3,175 3,252
New York State Dormitory Authority Revenue, Series B, 5.23%, 7/1/35 ................ 1,490 1,536
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 268, 5.57%,
10/1/40, Continuously Callable @100 .................................... 1,130 1,129
15,741
North Carolina (0.2%):
City of Charlotte Certificate of Participation, 5.46%, 6/1/40, Continuously Callable @100 ... 890 915
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 1,810 1,816

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Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 54-B, 5.81%, 7/1/44, Continuously Callable @100 ...................... $ 4,530 $ 4,476
Series 57-B, 5.80%, 7/1/50, Continuously Callable @100 ...................... 1,100 1,049
Series 58-B, 5.98%, 7/1/40, Continuously Callable @100 ...................... 3,440 3,527
11,783
Ohio (0.0%):(d)
University of Cincinnati Revenue, Series B, 5.53%, 6/1/40, Continuously Callable @100 ... 905 933
Oregon (0.1%):
State of Oregon, GO, Series B, 5.36%, 5/1/39, Continuously Callable @100 ............. 2,720 2,783
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B, 5.50%, 1/1/36, Continuously Callable @100 ......................... 895 920
Series B, 5.62%, 1/1/37, Continuously Callable @100 ......................... 780 804
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 2,720 2,780
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... 905 917
Series 147B, 5.89%, 10/1/44, Continuously Callable @100 ..................... 1,610 1,629
Series 149B, 5.97%, 10/1/40, Continuously Callable @100 ..................... 1,000 1,037
8,087
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T, 5.71%, 10/1/39, Continuously Callable @100 ..................... 2,715 2,747
Series 83-T, 5.89%, 10/1/44, Continuously Callable @100 ..................... 4,530 4,537
Series 84-T, 4.93%, 10/1/39, Continuously Callable @100 ..................... 3,615 3,409
10,693
South Carolina (0.0%):(d)
Greenville-Spartanburg Airport District Revenue
Series B, 5.06%, 7/1/34 .............................................. 210 216
Series B, 5.11%, 7/1/35, Continuously Callable @100 ......................... 270 278
494
South Dakota (0.0%):(d)
South Dakota Housing Development Authority Revenue, Series D, 5.88%, 11/1/40,
Continuously Callable @100 ........................................... 525 541
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C, 2.45%, 8/1/32, Continuously Callable @100 ......................... 1,500 1,336
Series D, 5.27%, 7/1/35 .............................................. 1,175 1,242
Tennessee Housing Development Agency Revenue
Series 1B, 5.64%, 7/1/40, Continuously Callable @100 ........................ 340 342
Series 2B, 5.65%, 7/1/39, Continuously Callable @100 ........................ 2,720 2,748
5,668
Texas (0.2%):
County of Harris Hotel Occupancy Tax Revenue, 5.26%, 8/15/44, Continuously Callable @100 1,615 1,617
State of Texas, GO, 5.36%, 10/1/41, Continuously Callable @100 .................... 2,000 2,031
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31,
Continuously Callable @100 ........................................... 1,000 899
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 905 935
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 905 921
Texas Water Development Board Revenue, Series B, 4.31%, 10/15/34 ................. 1,795 1,774
University of Houston Revenue, Series B, 4.86%, 2/15/37, Continuously Callable @100 .... 365 367
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously
Callable @100 ..................................................... 400 358
8,902
Utah (0.0%):(d)
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 505 506
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 1,480 1,481
1,987
Virginia (0.2%):
Virginia Housing Development Authority Revenue
Series B, 5.66%, 10/1/39, Continuously Callable @100 ........................ 4,535 4,624
Series B, 5.87%, 7/1/40, Continuously Callable @100 ......................... 910 925

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series C, 5.31%, 10/1/39, Continuously Callable @100 ........................ $ 4,070 $ 4,057
Series E, 5.51%, 7/1/39, Continuously Callable @100 ......................... 1,590 1,609
11,215
West Virginia (0.1%):
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 1,585 1,631
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 1,810 1,848
3,479
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
Series B, 5.87%, 9/1/40, Continuously Callable @100 ......................... 4,125 4,260
Series B, 5.44%, 9/1/41, Continuously Callable @100 ......................... 645 643
4,903
Total Municipal Bonds (Cost $244,791)
a
a
a
246,779
U.S. Government Agency Mortgages (20.4%)
Federal Farm Credit Banks Funding Corporation
2.55%, 12/21/34 .................................................... 4,613 3,921
2.20%, 9/2/36 ..................................................... 11,023 8,633
5.60%, 8/5/39 ..................................................... 4,527 4,528
17,082
Federal Home Loan Mortgage Corporation
5.50%, 4/1/36 - 1/1/55 ............................................... 119,310 121,691
1.50%, 4/1/37 ..................................................... 5,911 5,338
5.00%, 2/1/40 - 12/1/55 .............................................. 86,059 86,553
3.00%, 4/1/40 - 5/1/52 ............................................... 13,619 12,191
5.10%, 7/1/40 ..................................................... 1,673 1,727
2.50%, 5/1/42 ..................................................... 11,904 10,715
4.50%, 11/1/42 - 12/1/55 .............................................. 46,523 45,917
4.00%, 1/1/43 - 12/1/54 .............................................. 25,193 24,219
3.50%, 5/1/52 - 12/1/52 .............................................. 13,661 12,663
6.00%, 8/1/53 - 3/1/55 ............................................... 37,567 38,608
359,622
Federal National Mortgage Association
2.50%, 7/1/27 - 7/1/52 ............................................... 16,101 14,074
2.13%, 1/1/34 ..................................................... 4,279 3,689
4.46%, 4/1/35 ..................................................... 4,485 4,505
1.50%, 3/1/37 ..................................................... 3,682 3,340
5.00%, 12/1/37 - 2/1/56 .............................................. 97,742 98,200
4.00%, 4/1/38 - 2/1/55 ............................................... 47,517 45,725
4.50%, 11/1/40 - 1/1/56 .............................................. 72,271 71,220
3.50%, 12/1/42 - 12/1/53 ............................................. 64,765 60,326
5.50%, 12/1/44 - 12/1/55 ............................................. 135,481 138,144
6.00%, 7/1/52 - 11/1/54 .............................................. 13,012 13,434
452,657
Government National Mortgage Association
5.00%, 8/20/38 - 11/20/54 ............................................. 52,852 53,082
2.50%, 1/20/51 - 9/20/53 ............................................. 35,813 30,841
3.50%, 2/20/52 - 11/20/52 ............................................. 25,459 23,460
3.00%, 3/20/52 - 12/20/53 ............................................. 61,021 54,945
4.00%, 6/20/52 - 5/20/53 ............................................. 22,801 21,763
4.50%, 8/20/52 - 11/20/53 ............................................. 42,491 41,723
5.50%, 4/20/53 - 2/20/54 ............................................. 32,508 33,180
6.00%, 9/20/53 - 10/20/53 ............................................. 10,906 11,252
5.50%, 1/20/54 .................................................... 3,562 3,626
7.50%, 10/20/54 .................................................... 3,321 3,385
277,257
Total U.S. Government Agency Mortgages (Cost $1,089,670)
a
a
a
1,106,618

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Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (20.2%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... $ 85,284 $ 87,282
5.00%, 5/15/37 .................................................... 143,825 152,859
4.38%, 11/15/39 .................................................... 42,937 42,165
1.13%, 5/15/40 .................................................... 35,000 22,116
4.75%, 2/15/41 .................................................... 38,000 38,511
2.38%, 2/15/42 .................................................... 47,275 34,673
3.25%, 5/15/42 .................................................... 28,000 23,262
3.88%, 5/15/43 .................................................... 13,204 11,803
4.38%, 8/15/43 .................................................... 9,163 8,722
4.75%, 11/15/43 .................................................... 48,139 47,943
4.63%, 11/15/44 .................................................... 12,864 12,552
2.50%, 2/15/45 .................................................... 23,500 16,590
4.75%, 2/15/45 .................................................... 29,204 28,935
1.25%, 5/15/50 .................................................... 4,535 2,164
2.88%, 5/15/52 .................................................... 30,000 20,869
3.63%, 2/15/53 .................................................... 12,487 10,058
3.63%, 5/15/53 .................................................... 8,454 6,804
4.13%, 8/15/53 .................................................... 63,303 55,766
4.75%, 11/15/53 .................................................... 44,854 43,803
4.25%, 8/15/54 .................................................... 21,867 19,667
4.63%, 2/15/55 .................................................... 36,184 34,652
4.63%, 11/15/55 .................................................... 7,688 7,365
U.S. Treasury Notes
4.63%, 5/31/31 .................................................... 544 564
4.13%, 11/15/32 .................................................... 66,870 67,309
3.38%, 5/15/33 .................................................... 27,615 26,428
3.88%, 8/15/33 .................................................... 207 204
4.50%, 11/15/33 .................................................... 244,435 250,928
4.63%, 2/15/35 .................................................... 21,697 22,382
4.25%, 8/15/35 .................................................... 2 2
Total U.S. Treasury Obligations (Cost $1,122,069)
a
a
a
1,096,378
Repurchase Agreements (0.9%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.64%, purchased on
1/30/26, with a maturity date of 2/2/26, with a repurchase value of $49,015 (collateralized by
U.S. Treasury Bonds, 4.75%, due 2/15/41, with a value of $49,980) ................... 49,000 49,000
Total Repurchase Agreements (Cost $49,000)
a
a
a
49,000
Shares
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.58%(l) ........ 13,571,572 13,572
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(l) ............ 13,571,572 13,572
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(l) ................ 13,571,572 13,571
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.60%(l) . 13,571,572 13,571
Total Collateral for Securities Loaned (Cost $54,286)
a
a
a
54,286
Total Investments (Cost $5,485,573) — 101.1% 5,493,540
Liabilities in excess of other assets —  (1.1)% (58,652)
NET ASSETS - 100.00% $ 5,434,888
At January 31, 2026, the Fund's investments in foreign securities were 7.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$1,862,870 (thousands) and amounted to 34.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2026.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2026.
(f) Rounds to less than $1 thousand.

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Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At January 31, 2026, the Fund held unfunded or partially unfunded loan commitments of $197 (thousands), which included $(1)
(thousands) unrealized loss.
(j) All or a portion of this security is on loan.
(k) Up to 6.75% of the coupon may be PIK.
(l) Rate disclosed is the daily yield on January 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of January 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of January 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of January 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of January 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 1,050 3/20/26 $ 118,374 $ 117,420 $ (954)
30-Year U.S. Treasury Bond Futures ..... 1,285 3/20/26 149,466 147,936 (1,530)
5-Year U.S. Treasury Note Futures ....... 380 3/31/26 41,566 41,393 (173)
$ (2,657)
Total unrealized appreciation $ —
Total unrealized depreciation (2,657)
Total net unrealized appreciation (depreciation) $ (2,657)

Schedule of Portfolio Investments
January 31, 2026
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (3.4%)
ABS Auto (1.8%):
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, 9/15/33, Callable 8/15/28
@ 100(a) ......................................................... $ 925 $ 925
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class C, 6.85%, 4/20/28(a) .. 2,000 2,046
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @
100(a) ........................................................... 375 377
FCCU Auto Receivables Trust, Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 3/15/28 @
100(a) ........................................................... 1,136 1,175
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,998
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 3,087
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @
100(a) ........................................................... 2,263 2,295
Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 1/20/27 @
100(a) ........................................................... 1,673 1,705
Santander Bank Auto Credit-Linked Notes .....................................
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 854 859
Series 2025-A, Class E, 6.27%, 1/16/34, Callable 12/15/29 @ 100(a) .............. 536 536
SBNA Auto Receivables Trust, Series 2025-SF1, Class E, 6.74%, 10/15/31, Callable 5/15/29 @
100(a) ........................................................... 1,000 1,010
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 7/25/31, Callable
3/25/28 @ 100(a) ................................................... 1,385 1,407
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.81%, 9/26/33, Callable
12/25/28 @ 100(a) .................................................. 728 730
18,150
ABS Other (1.6%):
Ansley Park Capital LLC, Series 2025-A, Class E, 7.66%, 4/20/35, Callable 4/20/28 @ 100(a) 750 765
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 9/15/27 @ 100(a) ....... 667 706
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 1,568 1,282
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 11/15/26 @ 100(a) ............ 333 340
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 7/15/28 @ 100(a) .............. 706 719
Sotheby's Artfi Master Trust, Series 2024-1A, Class D, 7.91%, 12/22/31, Callable 3/20/26 @
100(a) ........................................................... 2,950 2,954
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, 4/20/55, Callable 10/20/28 @
100(a) ........................................................... 2,000 2,116
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,000 2,965
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 875 905
Zayo Issuer LLC, Series 2025-1A, Class C, 8.66%, 3/20/55, Callable 9/20/28 @ 100(a) ..... 2,500 2,624
15,376
Total Asset-Backed Securities (Cost $32,880)
a
a
a
33,526
Collateralized Mortgage Obligations (1.4%)
Commercial MBS (1.4%):
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM, Class D, 6.98% (TSFR1M+330bps), 8/15/42(a)(b)(c) .......... 1,000 991
Series 2025-ATRM, Class F, 9.18% (TSFR1M+550bps), 8/15/42(a)(b)(c) ........... 750 740
Aventura Mall Trust, Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c)(d) ................ 3,000 2,935
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(c)(d) ................... 893 937
BX Trust, Series 2025-GW, Class D, 6.43% (TSFR1M+275bps), 7/15/42(a)(b)(c) ......... 1,526 1,534
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c)(d) ...................... 2,000 1,626
COMM Mortgage Trust, Series 2024-277P, Class B, 7.00%, 8/10/44(a)(c)(d) ............ 1,500 1,593
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34%, 1/13/40(a)(c)(d) ....... 100 104
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, 9/10/39(a)(c)(d) ...... 1,155 1,102
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.29% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 1,775 1,762
13,324

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Private CMO Floating (0.0%):(e)
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 4.75% (TSFR1M+107bps),
2/25/35, Callable 2/25/26 @ 100(b) ...................................... $ 44 $ 1
Total Collateralized Mortgage Obligations (Cost $12,714)
a
a
a
13,325
Shares
Common Stocks (0.4%)
Communication Services (0.2%):
Altice France SA(f) ..................................................... 123,404 2,322
Altice Luxembourg(f) .................................................... 9,159 148
2,470
Consumer Discretionary (0.0%):(e)
WW International, Inc.(f)(g) ............................................... 8,436 171
Energy (0.0%):(e)
Sabine Oil & Gas Holdings, Inc.(f)(h) ........................................ 2,824 —(i)
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 543
Utilities (0.1%):
GenOn Energy, Inc. (f) (h) ................................................. 16,168 566
Total Common Stocks (Cost $5,787)
a
a
a
3,750
Preferred Stocks (0.4%)
Consumer Staples (0.4%):
CHS, Inc.
Series 2, 7.10%(j) .................................................. 76,204 1,940
Series 1, 7.88%(j) .................................................. 87,180 2,283
4,223
Real Estate (0.0%):(e)
Prologis, Inc., Series Q, 8.54%(j) ............................................ 5,310 281
Total Preferred Stocks (Cost $4,430)
a
a
a
4,504
Principal Amount
(000)
Senior Secured Loans (8.0%)
Communication Services (0.9%):
Altice France SA, USD Term Loan B-14, First Lien, 10.55% (SOFR03M+688bps), 5/15/31(b) 2,649 2,684
Versant Media Group, Inc., Initial Term Loans, First Lien, 7.16% (SOFR03M+350bps),
1/30/31(b) ........................................................ 1,750 1,747
Windstream Services LLC, 2024 Term Loans, First Lien, 8.47% (SOFR03M+475bps),
10/1/31(b) ........................................................ 1,000 1,005
Zayo Group Holdings, Inc., Initial Dollar Term Loan, First Lien, 6.72% (SOFR03M+300bps),
3/11/30(b) ........................................................ 2,861 2,751
8,187
Consumer Discretionary (3.2%):
Alterra Mountain Company, Series B-8 Term Loan Commitment, First Lien, 6.22%
(SOFR03M+250bps), 5/31/30(b) ........................................ 488 488
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien, 10.68%
(SOFR01M+700bps), 1/4/29(b) ......................................... 6,655 6,602
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 6.97% (SOFR03M+325bps),
1/29/29(b) ........................................................ 205 205
Great Outdoors Group LLC, Term Loan B, First Lien, 6.97% (SOFR03M+325bps), 1/23/32(b) 964 963
Metropolis Technologies, Inc., Initial Term Loan, First Lien, 8.98% (SOFR06M+525bps),
11/3/32(b) ........................................................ 2,240 2,216
Ontario Gaming GTA LP, Term B Loans, First Lien, 7.92% (SOFR03M+425bps), 8/1/30(b) .. 1,853 1,729
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 6.92% (SOFR03M+325bps),
3/6/28(b) ......................................................... 11,443 11,413
Petco Health & Wellness Co., Inc., Term Loan B, First Lien, 1/22/31(k) ................ 5,345 5,218
PetSmart, Inc., Initial Term Loan, First Lien, 7.67% (SOFR01M+400bps), 8/18/32(b) ...... 2,000 1,997

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The E.W. Scripps Co., Tranche B-2 Term Loan, First Lien, 9.43% (SOFR01M+575bps),
6/30/28(b) ........................................................ $ 1,414 $ 1,425
Weight Watchers International, Inc, Initial Term Loan, First Lien, 10.49%
(SOFR03M+680bps), 6/24/30(b) ........................................ 431 380
32,636
Consumer Staples (0.4%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 6.11% (SOFR03M+225bps),
8/19/31(b) ........................................................ 1,952 1,951
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 8.72% (SOFR03M+500bps),
5/15/28(b) ........................................................ 1,935 1,935
3,886
Financials (2.4%):
1261229 BC Ltd., Initial Term Loans, First Lien, 9.97% (SOFR03M+625bps), 10/8/30(b) ... 871 848
Acrisure LLC, Term Loan B- 6, First Lien, 6.72% (SOFR03M+300bps), 11/6/30(b) ....... 988 984
Amynta Agency Borrower, Inc., 2025 Refinancing Term Loans, First Lien, 12/29/31(k) ..... 973 966
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 6.42%
(SOFR03M+275bps), 2/18/31(b) ........................................ 24 24
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien, 6.37%
(SOFR06M+275bps), 2/18/31(b) ........................................ 470 468
BCPE Pequod Buyer, Inc., Initial Term Loans, First Lien, 6.47% (SOFR03M+275bps),
11/25/31(b) ....................................................... 498 495
C&S Wholesale Grocers, Inc., Initial Term Loan, First Lien, 8.67% (SOFR03M+500bps),
8/6/30(b) ......................................................... 4,130 4,078
CP Atlas Buyer, Inc., 2025 Term B Loan, First Lien, 8.97% (SOFR03M+525bps), 7/8/30(b) .. 3,521 3,452
Hyperion Refinance SARL, 2025-3 Dollar Refinancing Term Loan, First Lien, 6.49%
(SOFR03M+275bps), 4/18/30(b) ........................................ 1,766 1,764
LC Ahab US Bidco LLC, Initial Term Loan, First Lien, 6.72% (SOFR03M+300bps), 5/1/31(b) 494 494
Lealand Finance Co. B.V., Make Whole Term Loan, First Lien, 6.72% (SOFR03M+300bps),
6/30/27(b) ........................................................ 39 31
Moneygram International, Inc., 2024 Repricing Term Loans, First Lien, 8.42%
(SOFR01M+475bps), 6/3/30(b) ......................................... 978 572
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 8.67% (SOFR03M+500bps),
4/11/29(b) ........................................................ 199 199
Neptune BidCo US, Inc., Term A Loan, First Lien, 8.42% (SOFR03M+475bps), 10/11/28(b) . 70 70
OneDigital Borrower LLC, Initial Loan, Second Lien, 8.97% (SOFR03M+525bps), 7/2/32(b) 3,000 3,015
Osaic Holdings, Inc., Initial Term Loan, First Lien, 6.60% (SOFR06M+300bps), 8/2/32(b) .. 441 437
StubHub Holdco Sub LLC, Term B, First Lien, 8.47% (SOFR03M+475bps), 3/15/30(b) .... 514 513
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien, 6.97%
(SOFR03M+325bps), 6/17/32(b) ........................................ 881 875
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien, 7.91% (SOFR03M+425bps),
7/1/32(b) ......................................................... 1,995 1,990
WestJet Loyalty LP, Initial Term Loan, First Lien, 6.42% (SOFR03M+275bps), 2/14/31(b) .. 983 975
22,250
Health Care (0.1%):
Bausch + Lomb Corp., 2025-2 Refinancing Term Loan, First Lien, 7.45%
(SOFR03M+375bps), 1/15/31(b) ........................................ 796 801
Industrials (0.1%):
Twitter, Inc., Tranche B-1 Loan, First Lien, 10.20% (SOFR06M+650bps), 10/29/29(b) ..... 990 988
Information Technology (0.5%):
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 6.92% (SOFR03M+325bps),
7/6/29(b) ......................................................... 1,411 1,126
Sandisk Corp., Term B Loan, First Lien, 6.67% (SOFR03M+300bps), 2/23/32(b) ......... 22 22
UKG, Inc., Initial Term Loans, First Lien, 6.34% (SOFR03M+250bps), 2/10/31(b) ........ 128 124
X.AI LLC, Term Loan B, First Lien, 10.92% (TSFR1M+725bps), 6/28/30(b) ............ 1,500 1,525
X.AI LLC, Term Loan, First Lien, 12.50%, 6/28/30 .............................. 2,000 2,163
4,960
Materials (0.3%):
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, First Lien, 8.20%
(SOFR03M+450bps), 11/18/30(b) ....................................... 3,541 3,078

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.1%):
SGH2 LLC, Initial Term Loan, First Lien, 8.17% (SOFR03M+450bps), 8/18/32(b) ........ $ 1,319 $ 1,321
Total Senior Secured Loans (Cost $77,801)
a
a
a
78,107
Corporate Bonds (59.6%)
Communication Services (11.6%):
AMC Networks, Inc.
10.25%, 1/15/29, Callable 3/6/26 @ 105.13(a) .............................. 532 555
4.25%, 2/15/29, Callable 2/14/26 @ 101.06 ................................ 35 31
10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a)(g) ........................... 2,457 2,649
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 2/14/26 @ 100(a) ................ 3,247 3,236
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 3/6/26 @ 101.58(a) ................................ 500 478
4.50%, 8/15/30, Callable 3/6/26 @ 101.5(a) ................................ 500 471
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a)(g) .............................. 6,900 6,037
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a)(g) ............................ 3,315 2,799
7.38%, 2/1/36, Callable 2/1/31 @ 103.69(a) ................................ 1,781 1,785
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 3/6/26 @ 101.88(a) ................................ 858 850
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 356 375
7.50%, 3/15/33, Callable 9/15/28 @ 103.75(a) .............................. 2,509 2,665
Connect Holding II LLC, 10.50%, 4/3/31, Callable 12/24/27 @ 100(a) ................. 891 874
CSC Holdings LLC
11.25%, 5/15/28, Callable 2/14/26 @ 105.63(a) ............................. 4,500 3,594
11.75%, 1/31/29, Callable 2/14/26 @ 105.88(a) ............................. 3,000 2,190
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a) ............................. 1,500 558
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 3/6/26 @ 100(a) ........... 7,151 2,020
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27, Callable 3/6/26 @ 101.47(a) ............................... 60 60
10.00%, 2/15/31, Callable 2/15/27 @ 105(a) ............................... 2,794 2,878
DISH DBS Corp.
7.75%, 7/1/26 ..................................................... 2,105 2,064
5.25%, 12/1/26, Callable 6/1/26 @ 100(a) ................................. 1,500 1,456
DISH Network Corp., 11.75%, 11/15/27, Callable 2/14/26 @ 102.94(a) ................ 12,249 12,667
EchoStar Corp.
10.75%, 11/30/29, Callable 11/30/26 @ 105.38 .............................. 5,932 6,502
6.75%, 11/30/30, Callable 11/30/26 @ 102(l) ............................... 4,246 4,316
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 3/6/26 @ 101.69(a) ...... 12,287 12,342
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a)(g) ........................... 1,296 1,392
4.75%, 10/15/30, Callable 2/14/26 @ 102.38(a) ............................. 257 198
9.63%, 7/15/32, Callable 7/15/28 @ 104.81(a) .............................. 221 228
iHeartCommunications, Inc., 7.00%, 1/15/31, Callable 12/20/26 @ 103.5(a) ............. 1,603 1,300
Lamar Media Corp.
3.63%, 1/15/31, Callable 2/19/26 @ 101.81 ................................ 947 894
5.38%, 11/1/33, Callable 11/1/28 @ 102.69(a) .............................. 223 223
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 3/6/26 @ 100(a) ................................. 2,649 2,448
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 883 910
7.00%, 3/31/34, Callable 8/31/28 @ 103.5(a) ............................... 1,777 1,842
8.50%, 1/15/36, Callable 1/15/31 @ 104.25(a) .............................. 890 912
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 2/14/26 @ 100(a) .............. 2,000 1,981
Muvico LLC, 15.00%, 2/19/29, Callable 7/31/27 @ 107.5(a)(m) ..................... 1,783 1,752
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 2/14/26 @ 100(a) ..................... 1,500 1,500
OT Midco, Inc., 10.00%, 2/15/30, Callable 2/15/27 @ 105(a)(g) ..................... 1,781 833
Paramount Global, 4.38%, 3/15/43 .......................................... 2,930 2,015
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 3/6/26 @ 100(a)(g) ............................... 631 583
5.38%, 1/15/31, Callable 3/6/26 @ 102.69(a) ............................... 1,180 879
Sinclair Television Group, Inc., 8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) ........... 2,181 2,256
The E.W. Scripps Co., 9.88%, 8/15/30, Callable 8/15/27 @ 104.94(a) .................. 864 860

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.50%, 2/15/29, Callable 2/14/26 @ 101.63(a) .............................. $ 500 $ 487
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 891 898
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a)(g) ............................ 883 892
Uniti Services LLC, 7.50%, 10/15/33, Callable 10/15/28 @ 103.75(a) ................. 1,785 1,844
Univision Communications, Inc.
7.38%, 6/30/30, Callable 3/6/26 @ 103.69(a) ............................... 887 898
9.38%, 8/1/32, Callable 8/1/28 @ 104.69(a) ................................ 1,765 1,900
Urban One, Inc., 7.63%, 4/1/31, Callable 2/14/26 @ 100(a) ......................... 2,203 990
Versant Media Group, Inc., 7.25%, 1/30/31, Callable 1/30/28 @ 103.63(a) .............. 991 1,015
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 ................. 2,690 1,900
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(a) ................................................ 1,000 1,048
Zayo Group Holdings, Inc.
9.25%, 3/9/30, Callable 2/14/26 @ 100(a)(n) ............................... 5,108 4,986
13.75%, 9/9/30, Callable 3/6/26 @ 100(a)(g)(o) ............................. 890 817
114,133
Consumer Discretionary (8.6%):
Advance Auto Parts, Inc., 7.38%, 8/1/33, Callable 8/1/28 @ 103.69(a) ................. 3,550 3,598
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 1,850 1,798
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30, Callable 3/6/26 @ 102.31(a) ................................ 4,211 3,993
6.88%, 8/1/33, Callable 8/1/28 @ 103.44(a) ................................ 2,807 2,832
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 2/19/26 @ 102.42 ................ 1,250 1,265
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 1,100 1,072
Boyne USA, Inc., 4.75%, 5/15/29, Callable 3/6/26 @ 101.19(a) ...................... 2,615 2,581
Caesars Entertainment, Inc.
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 500 516
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 1,335 1,366
6.00%, 10/15/32, Callable 10/15/27 @ 103(a)(g) ............................ 2,672 2,598
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29, Callable 10/15/26 @
104.75(a) ......................................................... 1,500 1,323
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 2,650 2,521
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 463 474
Churchill Downs, Inc.
5.75%, 4/1/30, Callable 2/14/26 @ 102.88(a) ............................... 1,000 1,005
6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................................ 1,355 1,398
Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable 5/15/27 @ 104(a) ................ 1,000 1,068
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
3/6/26 @ 101.69(a)(g) ............................................... 1,627 1,538
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,603
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32, Callable 5/31/27 @
103.88(a) ......................................................... 1,000 1,058
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 1,100 1,130
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 2,100 2,005
Installed Building Products, Inc., 5.63%, 2/1/34, Callable 2/1/29 @ 102.81(a) ............ 445 448
Light & Wonder International, Inc., 7.25%, 11/15/29, Callable 2/19/26 @ 102.42(a)(g) ..... 500 513
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 3/6/26 @ 100.97(a) ................................ 4,739 4,584
4.38%, 1/15/31, Callable 3/6/26 @ 102.19(a) ............................... 1,950 1,877
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/19/26 @ 100 ........................... 3,000 2,992
MGM Resorts International, 6.13%, 9/15/29, Callable 9/15/26 @ 103.06 ............... 1,350 1,380
Newell Brands, Inc.
6.63%, 5/15/32, Callable 2/15/32 @ 100(g) ................................ 1,782 1,746
7.38%, 4/1/36, Callable 10/1/35 @ 100 ................................... 500 483
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100(g) .......................... 898 858
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a) .......... 1,782 1,787
PetSmart LLC/PetSmart Finance Corp.
7.50%, 9/15/32, Callable 9/15/28 @ 103.75(a) .............................. 2,969 3,045
10.00%, 9/15/33, Callable 9/15/28 @ 105(a) ............................... 500 520
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 1,100 942
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 2,924 2,785

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Saks Global Enterprises LLC
11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a)(p) .......................... $ 567 $ 1
11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a)(p) .......................... 1,559 —(i)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 3/6/26
@ 101.66(a) ...................................................... 1,342 1,226
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%,
5/1/32, Callable 5/1/27 @ 103.31(a)(g) ................................... 1,467 1,499
Sotheby's, 7.38%, 10/15/27, Callable 2/14/26 @ 100(a) ............................ 230 229
Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @ 105.38(a) ......................... 2,500 2,456
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 1,000 1,019
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 1,311 1,319
5.75%, 11/15/32, Callable 5/15/32 @ 100(a) ................................ 445 457
The Men's Wearhouse LLC, 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ................ 446 464
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 2/14/26 @ 101.97(a) ................. 2,673 2,606
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 3/6/26 @ 102.63(a) ................... 3,000 3,085
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 1,015 1,052
Wand NewCo 3, Inc., 7.63%, 1/30/32, Callable 1/30/27 @ 103.81(a) .................. 50 53
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 9/15/28, Callable 3/6/26 @ 100.81(a) ............................... 2,085 2,054
6.75%, 1/15/34, Callable 1/15/29 @ 103.38(a) .............................. 3,561 3,579
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. 2,000 1,993
83,794
Consumer Staples (3.4%):
Albertsons Cos., Inc., 5.63%, 3/31/32, Callable 3/31/28 @ 102.81(a) .................. 3,900 3,896
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 3/6/26 @ 101.63(a) ............................... 119 121
4.88%, 2/15/30, Callable 3/6/26 @ 102.44(a) ............................... 3,750 3,702
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 1,589 1,562
C&S Group Enterprises LLC, 5.00%, 12/15/28, Callable 3/6/26 @ 100(a) .............. 4,474 4,204
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 7/15/30, Callable 7/16/26 @ 103.31(a) .............................. 1,257 1,290
5.60%, 1/15/31, Callable 12/15/30 @ 100(a) ............................... 442 448
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 2/14/26 @ 101.03(a) .............. 4,695 4,504
Performance Food Group, Inc.
4.25%, 8/1/29, Callable 3/6/26 @ 101.06(a) ................................ 2,850 2,791
6.13%, 9/15/32, Callable 9/15/27 @ 103.06(a) .............................. 1,100 1,131
Post Holdings, Inc.
4.63%, 4/15/30, Callable 2/19/26 @ 102.31(a) .............................. 1,000 976
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 1,607 1,652
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 1,750 1,764
U.S. Foods, Inc.
4.75%, 2/15/29, Callable 3/6/26 @ 100(a) ................................. 3,000 2,987
5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ............................. 2,418 2,461
33,489
Energy (4.0%):
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 3/6/26 @ 104.19(a) ................ 4,562 4,740
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 2,500 2,486
Crescent Energy Finance LLC, 7.88%, 4/15/32, Callable 4/15/27 @ 103.94(a) ........... 342 340
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(j) ............ 250 258
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 4,100 4,284
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 2/1/29, Callable 3/6/26 @ 100.96(a) ................................ 1,339 1,339
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 685 663
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 2,661 2,587
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/19/26 @ 101.88(a) ................. 2,323 2,180
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 1,544 1,593
Prairie Acquiror LP, 9.00%, 8/1/29, Callable 3/6/26 @ 104.5(a) ...................... 500 519

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Sunoco LP
7.88% (H15T5Y+423bps), Callable 9/18/30 @ 100(a)(b)(j) ..................... $ 894 $ 922
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ................................ 2,261 2,392
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 1,550 1,594
5.88%, 3/15/34, Callable 9/15/28 @ 102.94(a) .............................. 1,341 1,345
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable 3/6/26
@ 103.69(a) ...................................................... 1,000 1,036
Venture Global LNG, Inc.
9.00% (H15T5Y+544bps), Callable 9/30/29 @ 100(a)(b)(j) ..................... 3,116 2,744
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a)(g) .............................. 2,000 2,046
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a)(g) .............................. 325 344
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 5,279 5,888
39,300
Financials (6.0%):
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29, Callable 3/6/26 @ 104.13(a) ................................ 750 778
7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) .............................. 1,205 1,248
6.75%, 7/1/32, Callable 7/1/28 @ 103.38(a) ................................ 100 102
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31, Callable
10/1/27 @ 103.25(a) ................................................ 1,000 1,029
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 7/15/33, Callable
7/15/28 @ 103.75(a) ................................................ 983 1,001
Apollo Debt Solutions BDC, 5.70%, 1/23/31, Callable 12/23/30 @ 100(a) .............. 711 707
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%,
5/15/31, Callable 5/15/27 @ 103.56(a) .................................... 1,100 1,134
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a)(g) ............................................... 3,329 3,175
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a)(q) ........... 1,658 1,825
Block, Inc.
6.50%, 5/15/32, Callable 5/15/27 @ 103.25(g) .............................. 3,227 3,353
6.00%, 8/15/33, Callable 8/15/28 @ 103(a) ................................ 1,019 1,040
Burford Capital Global Finance LLC
7.50%, 7/15/33, Callable 7/15/28 @ 103.75(a) .............................. 5,957 5,763
8.50%, 1/15/34, Callable 1/15/29 @ 104.25(a) .............................. 446 447
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a) ................ 1,767 1,774
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 1,023 1,091
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 1,625 1,664
Ford Motor Credit Co. LLC, 4.00%, 11/13/30, Callable 8/13/30 @ 100 ................. 2,500 2,377
Getty Images, Inc., 10.50%, 11/15/30, Callable 11/15/27 @ 105.25(a) ................. 1,890 1,914
HA Sustainable Infrastructure Capital, Inc., 8.00% (H15T5Y+430bps), 6/1/56, Callable 3/1/31
@ 100(b) ......................................................... 891 933
Hightower Holding LLC, 9.13%, 1/31/30, Callable 7/31/26 @ 104.56(a) ............... 750 795
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 3/6/26 @ 101.31(a) ....................... 2,178 2,128
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 4,338 4,510
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a) ......... 1,000 1,054
Lehman Brothers Holdings, Inc., 5.75%, 4/25/11, MTN(p) ......................... 1,000 —(i)
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,331
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 4,354 2,592
MSD Investment Corp., 6.13%, 2/5/31, Callable 1/5/31 @ 100(a) .................... 1,101 1,096
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 500 536
Osaic Holdings, Inc.
6.75%, 8/1/32, Callable 8/1/28 @ 103.38(a) ................................ 1,327 1,375
8.00%, 8/1/33, Callable 8/1/28 @ 104(a) .................................. 1,203 1,247
8.00%, 8/1/33, Callable 8/1/28 @ 104(a) .................................. 1,335 1,384
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 1,452 1,496
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 1,700 1,711
Starwood Property Trust, Inc.
4.38%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 500 496
7.25%, 4/1/29, Callable 10/1/28 @ 100(a) ................................. 500 528
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30, Callable 12/15/27 @ 104.06(a) ............ 1,002 1,040
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(a) .................. 893 887
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 2,090 2,222

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Willis North America, Inc., 5.15%, 3/15/36, Callable 12/15/35 @ 100 ................. $ 929 $ 926
58,709
Health Care (5.0%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a)(g) ........... 3,608 3,564
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 3/6/26 @ 101.63(a) ............... 1,837 1,782
Centene Corp., 4.63%, 12/15/29, Callable 3/6/26 @ 101.54 ......................... 3,231 3,149
CHS/Community Health Systems, Inc.
4.75%, 2/15/31, Callable 2/19/26 @ 102.38(a) .............................. 1,500 1,346
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ............................. 975 1,051
9.75%, 1/15/34, Callable 8/15/28 @ 104.88(a) .............................. 1,280 1,335
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(b) ....... 90 94
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 3,677 3,632
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 3,000 2,263
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 500 489
Medline Borrower LP, 3.88%, 4/1/29, Callable 3/6/26 @ 100.97(a) ................... 4,842 4,740
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 5/15/34, Callable 5/15/29 @
103.94(a)(g) ...................................................... 4,456 4,190
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 4/17/32, Callable 4/17/28
@ 104.38(a) ...................................................... 886 793
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 3/6/26 @ 101.34(a) ............. 3,500 3,502
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 4,782 4,476
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 2,211 2,303
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 2/19/26 @ 100 .................................. 4,466 4,467
6.13%, 10/1/28, Callable 3/6/26 @ 100 ................................... 1,879 1,883
6.00%, 11/15/33, Callable 11/15/28 @ 103(a) ............................... 89 92
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(a) .......... 3,752 3,771
48,922
Industrials (10.6%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 886 917
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a)(g) .............. 406 388
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/14/26 @ 103.63(a)(g) ............................ 500 509
8.50%, 5/15/29, Callable 2/14/26 @ 104.25(a) .............................. 1,000 1,043
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 725 733
Amsted Industries, Inc., 6.38%, 3/15/33, Callable 3/15/28 @ 103.19(a) ................ 2,828 2,926
Arcosa, Inc., 6.88%, 8/15/32, Callable 8/15/27 @ 103.44(a) ......................... 1,600 1,687
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 1,385 1,435
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 1,107 1,160
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 3/6/26 @ 101.5(a) ................. 550 544
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 2,188 2,203
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 2,242 2,321
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 2/19/26 @ 101.03(a) ............... 1,000 980
Carpenter Technology Corp., 5.63%, 3/1/34, Callable 3/1/29 @ 102.81(a) ............... 1,782 1,811
Columbus McKinnon Corp., 7.13%, 2/1/33, Callable 2/1/29 @ 103.56(a) ............... 1,782 1,791
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a)(g) ...... 6,272 4,739
CP Atlas Buyer, Inc.
9.75%, 7/15/30, Callable 7/15/27 @ 104.88(a)(g) ............................ 1,769 1,840
12.75%, 1/15/31, Callable 12/2/28 @ 103(a)(g)(r) ............................ 1,781 1,640
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 2,119 2,158
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a) ............................. 3,000 3,110
6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) .............................. 1,275 1,336
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... 850 874
EquipmentShare.com, Inc.
9.00%, 5/15/28, Callable 3/6/26 @ 106.75(a) ............................... 3,000 3,140
8.63%, 5/15/32, Callable 5/15/27 @ 104.31(a) .............................. 1,000 1,068
8.00%, 3/15/33, Callable 9/15/27 @ 104(a)(g) .............................. 332 350
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 500 514
Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @ 103.44(a) .......................... 1,000 1,039
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 1,654 1,707
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 1,940 1,994

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Griffon Corp., 5.75%, 3/1/28, Callable 3/6/26 @ 100 .............................. $ 1,500 $ 1,499
Herc Holdings, Inc.
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 3,943 4,173
6.00%, 3/15/34, Callable 3/15/29 @ 103(a) ................................ 2,671 2,684
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 1,000 1,041
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(a) ... 491 493
JH North America Holdings, Inc., 6.13%, 7/31/32, Callable 7/31/28 @ 103.06(a) ......... 2,001 2,043
Lsf12 Helix Parent LLC, 7.13%, 2/1/33, Callable 2/1/28 @ 103.56(a) .................. 891 895
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 3,500 3,631
Neptune BidCo US, Inc., 9.50%, 2/15/33, Callable 2/15/29 @ 104.75(a) ................ 891 907
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 2,004 2,143
QXO Building Products, Inc., 6.75%, 4/30/32, Callable 4/30/28 @ 103.38(a) ............ 2,009 2,072
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a) ..................... 500 523
RB Global Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a) ............... 2,000 2,085
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 521 557
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 2,418 2,458
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 3/6/26 @ 101.09(a) ....... 1,000 985
Science Applications International Corp., 5.88%, 11/1/33, Callable 11/1/28 @ 102.94(a) .... 894 901
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 1,000 1,045
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 2,300 2,346
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,400 1,335
Standard Industries, Inc., 3.38%, 1/15/31, Callable 3/6/26 @ 101.69(a) ................. 5,000 4,614
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(a) ................. 867 829
Synergy Infrastructure Holdings LLC, 7.88%, 12/1/30, Callable 12/1/27 @ 103.94(a) ...... 891 930
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 247 258
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a)(g) ................... 3,441 3,465
TransDigm, Inc.
4.88%, 5/1/29, Callable 3/6/26 @ 101.22 .................................. 1,500 1,496
6.00%, 1/15/33, Callable 9/15/27 @ 103(a) ................................ 1,000 1,019
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 2,200 2,266
United Rentals North America, Inc.
4.00%, 7/15/30, Callable 2/14/26 @ 102 .................................. 1,500 1,450
6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) .............................. 2,689 2,798
Veritiv Operating Co., 10.50%, 11/30/30, Callable 11/30/26 @ 105.25(a) ............... 250 268
VT Topco, Inc., 8.50%, 8/15/30, Callable 8/15/26 @ 104.25(a)(g) .................... 500 512
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(a) ..................... 2,212 2,284
Watco Cos. LLC/Watco Finance Corp., 7.13%, 8/1/32, Callable 8/1/27 @ 103.56(a) ....... 1,000 1,047
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 458 476
103,485
Information Technology (3.2%):
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 2/1/34, Callable 2/1/29 @ 104.19(a) ..... 891 901
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 2,122 1,971
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 3/6/26 @ 103.63(a) ....... 2,500 1,913
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 2/14/26 @ 103.25(a) .............................. 1,979 1,967
9.00%, 9/30/29, Callable 3/6/26 @ 104.5(a) ................................ 500 506
CompoSecure Holdings LLC, 5.63%, 2/1/33, Callable 2/1/29 @ 102.81(a) .............. 89 89
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(a) ................. 194 206
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 1,581 1,563
Fair Isaac Corp., 6.00%, 5/15/33, Callable 5/15/28 @ 103(a) ........................ 878 894
NCR Voyix Corp., 5.13%, 4/15/29, Callable 2/14/26 @ 101.28(a) .................... 729 720
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 3,500 3,145
Oracle Corp., 4.65%, 5/6/30, Callable 3/6/30 @ 100 .............................. 4,455 4,406
Qnity Electronics, Inc., 6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) ................. 1,000 1,032
Rocket Software, Inc.
9.00%, 11/28/28, Callable 2/14/26 @ 103(a) ................................ 780 779
6.50%, 2/15/29, Callable 3/6/26 @ 100(a)(g) ............................... 500 444
Sabre Financial Borrower LLC, 11.13%, 6/15/29, Callable 6/15/27 @ 105.56(a) .......... 2,226 2,249
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 5,000 4,997
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 1,500 1,546

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/14/26 @
100(a) ........................................................... $ 2,000 $ 1,828
31,156
Materials (3.7%):
AmeriTex HoldCo Intermediate LLC, 7.63%, 8/15/33, Callable 8/15/28 @ 103.81(a) ...... 2,309 2,429
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 500 514
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 3/6/26 @ 100(a) ............... 500 481
Celanese US Holdings LLC
7.20%, 11/15/33, Callable 8/15/33 @ 100 .................................. 1,781 1,884
7.38%, 2/15/34, Callable 2/15/29 @ 103.69(g) .............................. 1,112 1,132
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 375 378
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 1,559 1,593
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 443 470
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 3,475 3,622
Light & Wonder International, Inc., 6.25%, 10/1/33, Callable 10/1/28 @ 103.13(a) ........ 1,340 1,359
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/6/26 @ 100.91(a)(g) ............... 1,000 970
Mativ Holdings, Inc., 8.00%, 10/1/29, Callable 10/1/26 @ 104(a) ..................... 850 857
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/30, Callable 6/1/27 @ 103.94(a) .... 891 908
Novelis Corp., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a)(g) ..................... 295 306
Olin Corp., 6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ........................... 1,336 1,310
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 4,039 4,189
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 1,500 1,540
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... 772 802
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 3,266 3,485
Solstice Advanced Materials, Inc., 5.63%, 9/30/33, Callable 9/30/28 @ 102.81(a) ......... 536 539
The Chemours Co.
5.75%, 11/15/28, Callable 2/14/26 @ 100.96(a) ............................. 1,000 992
4.63%, 11/15/29, Callable 3/6/26 @ 101.16(a) .............................. 1,000 933
8.00%, 1/15/33, Callable 1/15/28 @ 104(a)(g) .............................. 991 993
Tronox, Inc., 9.13%, 9/30/30, Callable 9/30/27 @ 104.56(a)(g) ...................... 223 221
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a) .............. 3,227 3,403
WR Grace Holdings LLC, 7.00%, 8/1/33, Callable 2/1/29 @ 103.5(a) ................. 891 892
36,202
Real Estate (1.8%):
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 1,500 1,599
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... 2,712 2,777
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 845 855
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 3/6/26 @ 101.22(a) ..................................... 500 489
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 3/6/26 @ 100.75(a) ............................... 1,738 1,714
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 575 595
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,077
Service Properties Trust
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 1,890 1,986
8.88%, 6/15/32, Callable 6/15/27 @ 104.44 ................................ 3,825 3,796
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/19/26 @ 102.19(a) ............... 3,146 2,980
17,868
Utilities (1.7%):
Calpine Corp.
5.13%, 3/15/28, Callable 3/6/26 @ 100.85(a) ............................... 3,905 3,903
4.63%, 2/1/29, Callable 3/6/26 @ 100(a) .................................. 3,600 3,595
Entergy Corp., 7.13% (H15T5Y+267bps), 12/1/54, Callable 9/1/29 @ 100(b) ............ 1,942 2,032
NRG Energy, Inc., 5.75%, 7/15/29, Callable 2/14/26 @ 101.44(a) .................... 2,000 2,007
Standard Building Solutions, Inc., 5.88%, 3/15/34, Callable 3/15/29 @ 102.94(a) ......... 4,005 4,001
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 1,000 1,051
16,589
Total Corporate Bonds (Cost $584,021)
a
a
a
583,647

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (13.9%)
Communication Services (2.1%):
Altice France Lux 3/Altice Holdings 1, 10.00%, 1/15/33, Callable 10/1/26 @ 101(a) ....... $ 2,200 $ 2,126
Altice France SA
9.50%, 11/1/29, Callable 10/1/26 @ 101(a) ................................ 2,046 2,102
6.88%, 10/15/30, Callable 10/1/26 @ 101(a) ............................... 3,737 3,657
Bell Telephone Co. of Canada or Bell Canada, 6.88% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(b) ................................................... 432 447
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 2,247 2,282
Iliad Holding SAS, 8.50%, 4/15/31, Callable 4/15/27 @ 104.25(a) .................... 2,000 2,143
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(b) 873 904
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 753 817
TELUS Corp., 6.38% (H15T5Y+269bps), 6/9/56, Callable 3/9/31 @ 100(b) ............. 1,193 1,205
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 3/6/26 @ 102.5(a) ................ 970 854
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 3/15/33, Callable 3/15/29 @
104.25(a) ......................................................... 1,773 1,758
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(a) ........... 2,212 2,024
20,319
Consumer Discretionary (3.1%):
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 2,275 2,319
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 1,150 1,143
Carnival Corp., 6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a) ....................... 76 78
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 267 271
Global Auto Holdings Ltd./AAG FH UK Ltd.
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 1,290 1,368
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a) .............................. 2,782 2,690
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 837 850
Mattamy Group Corp.
4.63%, 3/1/30, Callable 3/6/26 @ 101.54(a) ................................ 1,409 1,372
6.00%, 12/15/33, Callable 12/15/28 @ 103(a) ............................... 890 875
NCL Corp. Ltd.
6.25%, 3/1/30, Callable 3/1/27 @ 103.13(a) ................................ 1,000 1,022
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 5,481 5,619
Nissan Motor Co. Ltd., 7.75%, 7/17/32, Callable 5/17/32 @ 100(a) ................... 1,268 1,342
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 473 486
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 60 62
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 9,189 9,475
Viking Cruises Ltd.
9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) .............................. 322 343
5.88%, 10/15/33, Callable 10/15/28 @ 102.94(a) ............................ 1,116 1,132
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 3/6/26 @ 100(a) ........... 100 100
30,547
Consumer Staples (0.3%):
Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28 @ 103.25(a) ..................... 2,800 2,859
Energy (0.6%):
Breakwater Energy Holdings SARL, 9.25%, 11/15/30, Callable 11/15/27 @ 104.63(a) ...... 1,611 1,689
Consolidated Energy Finance SA, 12.00%, 2/15/31, Callable 2/15/27 @ 106(a)(g) ......... 834 696
Northriver Midstream Finance LP, 6.75%, 7/15/32, Callable 7/15/27 @ 103.38(a) ......... 2,000 2,036
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250 266
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 920 891
5,578
Financials (2.1%):
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 3,663 3,786
Ardonagh Group Finance Ltd., 8.88%, 2/15/32, Callable 2/15/27 @ 104.44(a) ........... 4,446 4,584
GGAM Finance Ltd.
6.88%, 4/15/29, Callable 4/15/26 @ 103.44(a) .............................. 1,100 1,139
5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .............................. 528 537

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. $ 750 $ 766
8.13%, 2/15/32, Callable 2/15/27 @ 104.06(a) .............................. 892 909
IHO Verwaltungs GmbH
6.38%, 5/15/29, Callable 2/14/26 @ 102.13(a)(s) ............................ 1,024 1,036
8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(t) ............................. 1,013 1,078
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a) .............................. 2,200 2,300
6.88%, 10/1/33, Callable 10/1/28 @ 103.44(a) .............................. 1,346 1,312
Lehman Brothers Treasury Co. B.V., MTN(j)(u) ................................. 1,447 1
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 817 830
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 2,051 2,167
20,445
Health Care (1.0%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 3,375 3,464
Bausch + Lomb Corp., 8.38%, 10/1/28, Callable 2/14/26 @ 104.19(a) ................. 600 626
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 6,142 6,041
10,131
Industrials (2.6%):
ATS Corp., 4.13%, 12/15/28, Callable 3/6/26 @ 100(a) ............................ 1,000 975
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a)(g) ............................ 3,353 3,436
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 89 91
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(a) .................. 3,548 3,732
Bombardier, Inc.
6.00%, 2/15/28, Callable 3/6/26 @ 100(a) ................................. 1,250 1,252
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 3,877 4,116
6.75%, 6/15/33, Callable 6/15/28 @ 103.38(a) .............................. 1,788 1,879
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(a)(g) ..................... 1,100 1,130
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 3,410 3,530
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a) .............. 1,548 1,624
Seaspan Corp., 5.50%, 8/1/29, Callable 3/6/26 @ 101.38(a) ......................... 750 713
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28, Callable 3/6/26 @ 104.75(a) ................................ 700 722
6.38%, 2/1/30, Callable 3/6/26 @ 101.59(a)(g) .............................. 2,192 2,069
25,269
Information Technology (1.2%):
Kioxia Holdings Corp., 6.63%, 7/24/33, Callable 7/24/28 @ 103.31(a) ................. 6,901 7,213
Seagate Data Storage Technology Pte Ltd.
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a) .............................. 2,100 2,223
9.63%, 12/1/32, Callable 12/1/27 @ 104.81(a) .............................. 2,090 2,365
11,801
Materials (0.9%):
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 900 942
Endeavour Mining PLC, 7.00%, 5/28/30, Callable 5/28/27 @ 103.5(a) ................. 500 516
First Quantum Minerals Ltd., 7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) ............. 833 875
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a) ................... 1,614 1,674
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100(g) ....................... 2,431 2,445
NOVA Chemicals Corp.
4.25%, 5/15/29, Callable 3/6/26 @ 101.06(a) ............................... 2,215 2,170
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(a) ............................... 405 432
9,054
Total Yankee Dollars (Cost $130,843)
a
a
a
136,003
Commercial Paper (0.6%)
Energy (0.2%):
Ovintiv, Inc., 4.39%, 2/20/26(a)(v) .......................................... 1,700 1,696

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.4%):
Crown Castle, Inc., 5.59%, 2/3/26(a)(v) ....................................... $ 4,550 $ 4,548
Total Commercial Paper (Cost $6,245)
a
a
a
6,244
Shares
Exchange-Traded Funds (2.4%)
iShares BB Rated Corporate Bond ETF ....................................... 246,500 11,679
State Street SPDR Portfolio High Yield Bond ETF ............................... 505,000 12,029
Total Exchange-Traded Funds (Cost $23,424)
a
a
a
23,708
Principal Amount
(000)
Repurchase Agreements (10.1%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 3.64%, purchased on
1/30/26, with a maturity date of 2/2/26, with a repurchase value of $99,030 (collateralized by
U.S. Treasury Bonds, 4.75%, due 2/15/41, with a value of $100,980) .................. 99,000 99,000
Total Repurchase Agreements (Cost $99,000)
a
a
a
99,000
Shares
Collateral for Securities Loaned (3.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.58%(w) ....... 9,458,954 9,459
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.61%(w) ............ 9,458,954 9,459
Invesco Government & Agency Portfolio, Institutional Shares, 3.60%(w) ............... 9,458,954 9,459
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.60%(w) . 9,458,954 9,459
Total Collateral for Securities Loaned (Cost $37,836)
a
a
a
37,836
Total Investments (Cost $1,014,981) — 104.1% 1,019,650
Liabilities in excess of other assets —  (4.1)% (40,162)
NET ASSETS - 100.00% $ 979,488
At January 31, 2026, the Fund's investments in foreign securities were 15.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2026, the fair value of these securities was
$686,506 (thousands) and amounted to 70.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2026.
(e) Amount represents less than 0.05% of net assets.
(f) Non-income producing security.
(g) All or a portion of this security is on loan.
(h) Security was fair valued using significant unobservable inputs as of January 31, 2026.
(i) Rounds to less than $1 thousand.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(l) Up to 6.75% of the coupon may be PIK.
(m) Up to 6.00% of the coupon may be PIK.
(n) Up to 1.00% of the coupon may be PIK.
(o) Up to 6.63% of the coupon may be PIK.
(p) Currently the issuer is in default with respect to interest and/or principal payments.
(q) Up to 10.75% of the coupon may be PIK.
(r) Up to 5.75% of the coupon may be PIK.
(s) Up to 7.13% of the coupon may be PIK.
(t) Up to 8.75% of the coupon may be PIK.
(u) Zero-coupon bond.
(v) Rate represents the effective yield at January 31, 2026.
(w) Rate disclosed is the daily yield on January 31, 2026.
ABS
—
Asset-Backed Securities

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2026
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
RB
—
Revenue Bond
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of January 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of January 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 70 3/20/26 $ 7,892 $ 7,828 $ (64)
30-Year U.S. Treasury Bond Futures ..... 6 3/20/26 698 691 (7)
5-Year U.S. Treasury Note Futures ....... 225 3/31/26 24,611 24,509 (102)
$ (173)
Total unrealized appreciation $ —
Total unrealized depreciation (173)
Total net unrealized appreciation (depreciation) $ (173)